UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

•	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
•	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
•	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
•	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
•	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
•	PIMCO Investment Grade Corporate Bond Exchange-Traded Fund
•	PIMCO Active Bond Exchange-Traded Fund
•	PIMCO Commodity Strategy Active Exchange-Traded Fund
•	PIMCO Enhanced Low Duration Active Exchange-Traded Fund
•	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
•	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
•	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
•	PIMCO Multisector Bond Active Exchange-Traded Fund
•	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
•	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
•	PIMCO Senior Loan Active Exchange-Traded Fund
•	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
•	PIMCO Ultra Short Government Active Exchange-Traded Fund

(b)	Not applicable to the Registrant.

PIMCO Commodity Strategy Active Exchange-Traded Fund

CMDT  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Commodity Strategy Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Commodity Strategy Active Exchange-Traded Fund	$68	0.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to natural gas contributed to relative performance, as the commodity posted negative returns.

• Underweight exposure to corn contributed to relative performance, as the commodity posted negative returns.

• Overweight exposure to brent crude oil contributed to relative performance, as the commodity posted positive returns.

• Underweight exposure to soybean oil contributed to relative performance, as the commodity posted negative returns.

• Overweight exposure to gasoline contributed to relative performance, as the commodity posted positive returns.

• Tactical positioning in cocoa, specifically exposure between June 2023 and February 2024, contributed to relative performance, as the commodity posted positive returns.

• Underweight exposure to gold detracted from relative performance, as the commodity posted positive returns.

• Underweight exposure to copper detracted from relative performance, as the commodity posted positive returns.

• There were no other material detractors for the Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)	S&P 500 Index	Bloomberg Commodity Index Total Return
5/9/2023	$10,000	$10,000	$10,000
5/31/2023	$9,640	$10,118	$9,478
6/30/2023	$10,092	$10,786	$9,861
7/31/2023	$10,851	$11,133	$10,478
8/31/2023	$10,899	$10,955	$10,398
9/30/2023	$10,939	$10,433	$10,326
10/31/2023	$10,907	$10,214	$10,353
11/30/2023	$10,770	$11,146	$10,120
12/31/2023	$10,531	$11,653	$9,848
1/31/2024	$10,748	$11,849	$9,887
2/29/2024	$10,732	$12,481	$9,742
3/31/2024	$11,171	$12,883	$10,064
4/30/2024	$11,354	$12,357	$10,335
5/31/2024	$11,349	$12,969	$10,516
6/30/2024	$11,304	$13,435	$10,354

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 5/9/23
PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)	12.01%	11.32%
PIMCO Commodity Strategy Active Exchange-Traded Fund (at Market Price)	12.06%	11.29%
S&P 500 Index	24.56%	30.00%
Bloomberg Commodity Index Total Return	5.00%	3.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$302,502
# of Portfolio Holdings	290
Portfolio Turnover Rate	50%
Total Net Management Fees Paid During the Reporting Period	$1,399
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	51.5%
Commodities	11.8%
Asset-Backed Securities	10.8%
Affiliated Investments	6.7%
Sovereign Issues	3.1%
U.S. Government Agencies	0.5%
Non-Agency Mortgage-Backed Securities	0.5%
Short-Term Instruments	21.8%
Other Investments	(1.3%)
Other Assets and Liabilities, Net	(5.4%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

Change to Principal Investment Strategies. Effective January 16, 2024, the Fund has an investment strategy to invest, under normal circumstances, in commodity-linked derivative instruments and commodities that, in the aggregate, provide the Fund with notional exposure to commodities within 20% (plus or minus) of the value of the Fund’s net assets. Previously, the Fund sought to maintain, under normal circumstances, notional exposure to commodities within 20% (plus or minus) of the value of the Fund’s net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Commodity Strategy Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

CMDT  | Principal Listing Exchange: NYSE Arca

ETF4741ARTSR_063024

PIMCO Multisector Bond Active Exchange-Traded Fund

PYLD  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Multisector Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Multisector Bond Active Exchange-Traded Fund	$72	0.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate rose.

• Exposure to high yield credit contributed to performance, as the asset class posted positive returns.

• Exposure to non-agency residential mortgage-backed securities contributed to performance, as spreads tightened.

• U.S. duration positioning detracted from performance, as rates rose.

• Brazilian duration positioning detracted from performance, as rates rose.

• Mexican duration positioning detracted from performance, as rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index).  The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index
6/21/2023	$10,000	$10,000
6/30/2023	$10,008	$9,968
7/31/2023	$10,060	$9,961
8/31/2023	$10,025	$9,897
9/30/2023	$9,844	$9,646
10/31/2023	$9,710	$9,494
11/30/2023	$10,175	$9,924
12/31/2023	$10,517	$10,303
1/31/2024	$10,570	$10,275
2/29/2024	$10,520	$10,130
3/31/2024	$10,664	$10,223
4/30/2024	$10,501	$9,965
5/31/2024	$10,692	$10,134
6/30/2024	$10,774	$10,230

The table below shows the average annual total returns of the Fund and a regulatory index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)	7.66%	7.55%
PIMCO Multisector Bond Active Exchange-Traded Fund (at Market Price)	7.68%	7.78%
Bloomberg U.S. Aggregate Index	2.63%	2.24%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,005,834
# of Portfolio Holdings	951
Portfolio Turnover Rate	398%
Total Net Management Fees Paid During the Reporting Period	$1,976
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Government Agencies	42.1%
Asset-Backed Securities	37.9%
Corporate Bonds & Notes	24.9%
Non-Agency Mortgage-Backed Securities	23.9%
U.S. Treasury Obligations	9.8%
Sovereign Issues	1.6%
Loan Participations and Assignments	1.6%
Affiliated Investments	0.3%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	1.7%
Other Investments	1.6%
Other Assets and Liabilities, Net	(45.7%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.15% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Multisector Bond Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

PYLD  | Principal Listing Exchange: NYSE Arca

ETF4796ARTSR_063024

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

PRFD  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$79	0.74%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.K. Additional Tier 1 ("AT1") securities contributed to performance, as the AT1 market benefited from the post-March 2023 recovery.

• Security selection within U.S. non-financial subordinate debt, particularly overweight exposure to an energy company, contributed to performance, as energy prices remained high.

• Overweight exposure to French AT1 securities contributed to performance, as the AT1 market benefited from the post-March 2023 recovery.

• Security selection within U.S. preferred securities, particularly underweight exposure to a custodian, detracted from performance, as it recovered from volatility in the banking sector.

• Security selection within U.S. insurance capital, particularly underweight exposure to a retirement services company, detracted from performance, as it benefited from growth in retail fixed annuity products.

• Overweight exposure to U.S. duration at the intermediate part of the curve detracted from performance, as rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA US All Capital Securities Index
1/18/2023	$10,000	$10,000	$10,000
1/31/2023	$10,164	$10,044	$10,233
2/28/2023	$9,968	$9,785	$10,037
3/31/2023	$9,355	$10,033	$9,560
4/30/2023	$9,472	$10,094	$9,707
5/31/2023	$9,410	$9,984	$9,593
6/30/2023	$9,482	$9,948	$9,688
7/31/2023	$9,721	$9,941	$9,844
8/31/2023	$9,598	$9,878	$9,780
9/30/2023	$9,416	$9,627	$9,670
10/31/2023	$9,173	$9,475	$9,378
11/30/2023	$9,723	$9,904	$9,976
12/31/2023	$10,185	$10,283	$10,294
1/31/2024	$10,314	$10,255	$10,562
2/29/2024	$10,360	$10,110	$10,653
3/31/2024	$10,541	$10,203	$10,762
4/30/2024	$10,368	$9,946	$10,540
5/31/2024	$10,596	$10,114	$10,746
6/30/2024	$10,705	$10,210	$10,815

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 1/18/23
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)	12.91%	4.83%
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at Market Price)	12.88%	4.85%
Bloomberg U.S. Aggregate Index	2.63%	0.77%
ICE BofA US All Capital Securities Index	11.63%	5.24%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$116,116
# of Portfolio Holdings	148
Portfolio Turnover Rate	64%
Total Net Management Fees Paid During the Reporting Period	$606
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	59.3%
Preferred Securities	34.2%
Short-Term Instruments	5.3%
Other Investments	0.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

PRFD  | Principal Listing Exchange: NYSE Arca

ETF4790ARTSR_063024

PIMCO Ultra Short Government Active Exchange-Traded Fund

BILZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Ultra Short Government Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Ultra Short Government Active Exchange-Traded Fund	$14	0.14%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Selection to United States Treasury bills contributed to relative performance, as interest rates rose.

• There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/21/2023	$10,000	$10,000	$10,000
6/30/2023	$10,015	$9,968	$10,014
7/31/2023	$10,056	$9,961	$10,060
8/31/2023	$10,102	$9,897	$10,107
9/30/2023	$10,147	$9,646	$10,152
10/31/2023	$10,191	$9,494	$10,200
11/30/2023	$10,240	$9,924	$10,247
12/31/2023	$10,288	$10,303	$10,295
1/31/2024	$10,333	$10,275	$10,343
2/29/2024	$10,374	$10,130	$10,388
3/31/2024	$10,421	$10,223	$10,436
4/30/2024	$10,465	$9,965	$10,483
5/31/2024	$10,516	$10,134	$10,532
6/30/2024	$10,559	$10,230	$10,579

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)	5.43%	5.45%
PIMCO Ultra Short Government Active Exchange-Traded Fund (at Market Price)	5.41%	5.44%
Bloomberg U.S. Aggregate Index	2.63%	2.24%
FTSE 3-Month Treasury Bill Index	5.64%	5.63%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$362,970
# of Portfolio Holdings	34
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$211
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Short-Term Instruments	110.2%
Other Assets and Liabilities, Net	(10.2%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Ultra Short Government Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

BILZ  | Principal Listing Exchange: NYSE Arca

ETF4752ARTSR_063024

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

HYS  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$60	0.57%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection within the finance and brokerage sector, specifically underweight exposure to a provider of co-working spaces,

    contributed to performance, as spreads widened after filing for bankruptcy.

• Underweight exposure to duration contributed to performance, as interest rates rose.

• Security selection within the energy services sector, specifically underweight exposure to an international provider, contributed to performance, as the bond price fell.

• Security selection within the retail sector, specifically underweight exposure to a vehicle retailer, detracted from performance, as spreads tightened amid improved earnings.

• Security selection within the paper and packaging sector, specifically overweight exposure to a packaging producer, detracted from performance, as spreads widened amid weak earnings.

• Security selection within the healthcare sector, specifically underweight exposure to a staffing provider, detracted from performance,

    as spreads tightened amid refinancing.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 0-5 Year US High Yield Constrained Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,880	$9,975	$9,911
8/31/14	$9,977	$10,085	$9,996
9/30/14	$9,834	$10,017	$9,865
10/31/14	$9,911	$10,115	$9,911
11/30/14	$9,894	$10,187	$9,877
12/31/14	$9,790	$10,196	$9,747
1/31/15	$9,785	$10,410	$9,759
2/28/15	$9,966	$10,312	$9,951
3/31/15	$9,915	$10,360	$9,917
4/30/15	$9,988	$10,323	$10,018
5/31/15	$10,022	$10,298	$10,060
6/30/15	$9,916	$10,186	$9,973
7/31/15	$9,860	$10,257	$9,870
8/31/15	$9,703	$10,242	$9,707
9/30/15	$9,503	$10,311	$9,520
10/31/15	$9,708	$10,313	$9,687
11/30/15	$9,500	$10,286	$9,503
12/31/15	$9,330	$10,252	$9,282
1/31/16	$9,176	$10,393	$9,118
2/29/16	$9,184	$10,467	$9,120
3/31/16	$9,541	$10,563	$9,477
4/30/16	$9,844	$10,604	$9,818
5/31/16	$9,934	$10,607	$9,936
6/30/16	$10,019	$10,797	$10,043
7/31/16	$10,186	$10,865	$10,240
8/31/16	$10,333	$10,853	$10,434
9/30/16	$10,438	$10,847	$10,525
10/31/16	$10,456	$10,764	$10,585
11/30/16	$10,493	$10,509	$10,589
12/31/16	$10,686	$10,524	$10,781
1/31/17	$10,791	$10,544	$10,905
2/28/17	$10,914	$10,615	$11,054
3/31/17	$10,909	$10,610	$11,045
4/30/17	$11,012	$10,692	$11,148
5/31/17	$11,103	$10,774	$11,234
6/30/17	$11,109	$10,763	$11,249
7/31/17	$11,196	$10,809	$11,343
8/31/17	$11,202	$10,906	$11,346
9/30/17	$11,271	$10,854	$11,431
10/31/17	$11,306	$10,861	$11,470
11/30/17	$11,270	$10,847	$11,437
12/31/17	$11,310	$10,897	$11,474
1/31/18	$11,402	$10,771	$11,577
2/28/18	$11,347	$10,669	$11,540
3/31/18	$11,317	$10,737	$11,523
4/30/18	$11,406	$10,658	$11,606
5/31/18	$11,439	$10,734	$11,649
6/30/18	$11,462	$10,720	$11,692
7/31/18	$11,571	$10,723	$11,806
8/31/18	$11,638	$10,792	$11,876
9/30/18	$11,699	$10,722	$11,950
10/31/18	$11,536	$10,638	$11,806
11/30/18	$11,474	$10,701	$11,723
12/31/18	$11,247	$10,898	$11,486
1/31/19	$11,661	$11,014	$11,901
2/28/19	$11,824	$11,007	$12,065
3/31/19	$11,897	$11,219	$12,139
4/30/19	$12,021	$11,221	$12,251
5/31/19	$11,903	$11,421	$12,139
6/30/19	$12,117	$11,564	$12,329
7/31/19	$12,125	$11,589	$12,366
8/31/19	$12,139	$11,890	$12,365
9/30/19	$12,173	$11,826	$12,392
10/31/19	$12,178	$11,862	$12,396
11/30/19	$12,148	$11,856	$12,393
12/31/19	$12,359	$11,848	$12,622
1/31/20	$12,337	$12,076	$12,631
2/29/20	$12,117	$12,293	$12,460
3/31/20	$10,732	$12,221	$10,965
4/30/20	$11,032	$12,438	$11,274
5/31/20	$11,444	$12,496	$11,708
6/30/20	$11,564	$12,575	$11,866
7/31/20	$11,932	$12,762	$12,269
8/31/20	$12,087	$12,659	$12,423
9/30/20	$12,002	$12,652	$12,360
10/31/20	$12,030	$12,596	$12,410
11/30/20	$12,525	$12,720	$12,861
12/31/20	$12,717	$12,737	$13,091
1/31/21	$12,758	$12,646	$13,185
2/28/21	$12,836	$12,463	$13,300
3/31/21	$12,948	$12,308	$13,398
4/30/21	$13,054	$12,405	$13,517
5/31/21	$13,097	$12,445	$13,579
6/30/21	$13,224	$12,533	$13,707
7/31/21	$13,198	$12,673	$13,706
8/31/21	$13,241	$12,649	$13,773
9/30/21	$13,266	$12,539	$13,813
10/31/21	$13,251	$12,536	$13,820
11/30/21	$13,148	$12,573	$13,707
12/31/21	$13,320	$12,541	$13,878
1/31/22	$13,113	$12,271	$13,693
2/28/22	$13,081	$12,134	$13,650
3/31/22	$13,053	$11,797	$13,588
4/30/22	$12,782	$11,349	$13,335
5/31/22	$12,770	$11,422	$13,306
6/30/22	$12,133	$11,243	$12,636
7/31/22	$12,677	$11,518	$13,192
8/31/22	$12,493	$11,192	$13,030
9/30/22	$12,199	$10,709	$12,699
10/31/22	$12,486	$10,570	$12,998
11/30/22	$12,679	$10,959	$13,183
12/31/22	$12,617	$10,909	$13,122
1/31/23	$12,985	$11,245	$13,530
2/28/23	$12,901	$10,954	$13,455
3/31/23	$12,971	$11,232	$13,534
4/30/23	$13,073	$11,300	$13,655
5/31/23	$13,012	$11,177	$13,578
6/30/23	$13,224	$11,137	$13,784
7/31/23	$13,366	$11,130	$13,954
8/31/23	$13,427	$11,059	$14,032
9/30/23	$13,363	$10,778	$13,964
10/31/23	$13,221	$10,607	$13,813
11/30/23	$13,688	$11,088	$14,285
12/31/23	$14,100	$11,512	$14,709
1/31/24	$14,112	$11,481	$14,722
2/29/24	$14,182	$11,318	$14,804
3/31/24	$14,304	$11,423	$14,937
4/30/24	$14,224	$11,134	$14,842
5/31/24	$14,353	$11,323	$14,985
6/30/24	$14,485	$11,430	$15,119

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)	9.54%	3.64%	3.78%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at Market Price)	9.08%	3.64%	3.75%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 0-5 Year US High Yield Constrained Index	9.68%	4.16%	4.22%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,230,384
# of Portfolio Holdings	927
Portfolio Turnover Rate	49%
Total Net Management Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	94.1%
Affiliated Investments	3.4%
Loan Participations and Assignments	0.6%
Common Stocks	0.4%
Short-Term Instruments	4.7%
Other Investments	0.2%
Other Assets and Liabilities, Net	(3.4%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

HYS  | Principal Listing Exchange: NYSE Arca

ETF4780ARTSR_063024

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

STPZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	$21	0.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. real yields contributed to absolute performance for both the Fund and the ICE BofA 1-5 Year U.S. Treasury Inflation-

    Protected Securities Index, as two to three year real yields moved lower.

• There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,964	$9,975	$9,964
8/31/14	$9,951	$10,085	$9,949
9/30/14	$9,844	$10,017	$9,845
10/31/14	$9,848	$10,115	$9,852
11/30/14	$9,834	$10,187	$9,833
12/31/14	$9,685	$10,196	$9,693
1/31/15	$9,799	$10,410	$9,800
2/28/15	$9,761	$10,312	$9,771
3/31/15	$9,726	$10,360	$9,737
4/30/15	$9,795	$10,323	$9,810
5/31/15	$9,782	$10,298	$9,805
6/30/15	$9,773	$10,186	$9,801
7/31/15	$9,748	$10,257	$9,766
8/31/15	$9,709	$10,242	$9,741
9/30/15	$9,703	$10,311	$9,728
10/31/15	$9,701	$10,313	$9,729
11/30/15	$9,677	$10,286	$9,708
12/31/15	$9,641	$10,252	$9,679
1/31/16	$9,718	$10,393	$9,750
2/29/16	$9,741	$10,467	$9,776
3/31/16	$9,852	$10,563	$9,890
4/30/16	$9,850	$10,604	$9,892
5/31/16	$9,827	$10,607	$9,875
6/30/16	$9,942	$10,797	$9,987
7/31/16	$9,927	$10,865	$9,976
8/31/16	$9,886	$10,853	$9,938
9/30/16	$9,967	$10,847	$10,013
10/31/16	$9,965	$10,764	$10,016
11/30/16	$9,897	$10,509	$9,955
12/31/16	$9,929	$10,524	$9,985
1/31/17	$9,986	$10,544	$10,036
2/28/17	$9,986	$10,615	$10,047
3/31/17	$10,005	$10,610	$10,063
4/30/17	$10,001	$10,692	$10,064
5/31/17	$9,992	$10,774	$10,057
6/30/17	$9,942	$10,763	$10,006
7/31/17	$9,972	$10,809	$10,039
8/31/17	$10,001	$10,906	$10,071
9/30/17	$9,981	$10,854	$10,054
10/31/17	$9,997	$10,861	$10,070
11/30/17	$9,972	$10,847	$10,050
12/31/17	$9,993	$10,897	$10,067
1/31/18	$9,953	$10,771	$10,030
2/28/18	$9,943	$10,669	$10,022
3/31/18	$9,997	$10,737	$10,081
4/30/18	$9,989	$10,658	$10,074
5/31/18	$10,019	$10,734	$10,113
6/30/18	$10,043	$10,720	$10,128
7/31/18	$10,019	$10,723	$10,107
8/31/18	$10,070	$10,792	$10,162
9/30/18	$10,040	$10,722	$10,129
10/31/18	$9,991	$10,638	$10,086
11/30/18	$9,996	$10,701	$10,090
12/31/18	$10,012	$10,898	$10,107
1/31/19	$10,093	$11,014	$10,189
2/28/19	$10,099	$11,007	$10,201
3/31/19	$10,185	$11,219	$10,286
4/30/19	$10,229	$11,221	$10,336
5/31/19	$10,297	$11,421	$10,401
6/30/19	$10,361	$11,564	$10,472
7/31/19	$10,360	$11,589	$10,469
8/31/19	$10,417	$11,890	$10,533
9/30/19	$10,389	$11,826	$10,497
10/31/19	$10,409	$11,862	$10,529
11/30/19	$10,414	$11,856	$10,537
12/31/19	$10,497	$11,848	$10,620
1/31/20	$10,550	$12,076	$10,678
2/29/20	$10,596	$12,293	$10,727
3/31/20	$10,416	$12,221	$10,549
4/30/20	$10,550	$12,438	$10,686
5/31/20	$10,639	$12,496	$10,777
6/30/20	$10,726	$12,575	$10,865
7/31/20	$10,809	$12,762	$10,951
8/31/20	$10,934	$12,659	$11,085
9/30/20	$10,912	$12,652	$11,063
10/31/20	$10,883	$12,596	$11,034
11/30/20	$10,954	$12,720	$11,107
12/31/20	$11,066	$12,737	$11,223
1/31/21	$11,135	$12,646	$11,294
2/28/21	$11,137	$12,463	$11,296
3/31/21	$11,193	$12,308	$11,354
4/30/21	$11,303	$12,405	$11,464
5/31/21	$11,387	$12,445	$11,558
6/30/21	$11,376	$12,533	$11,549
7/31/21	$11,547	$12,673	$11,721
8/31/21	$11,544	$12,649	$11,724
9/30/21	$11,534	$12,539	$11,712
10/31/21	$11,610	$12,536	$11,789
11/30/21	$11,636	$12,573	$11,816
12/31/21	$11,660	$12,541	$11,841
1/31/22	$11,568	$12,271	$11,753
2/28/22	$11,698	$12,134	$11,885
3/31/22	$11,604	$11,797	$11,791
4/30/22	$11,577	$11,349	$11,760
5/31/22	$11,604	$11,422	$11,798
6/30/22	$11,397	$11,243	$11,588
7/31/22	$11,631	$11,518	$11,835
8/31/22	$11,431	$11,192	$11,632
9/30/22	$11,038	$10,709	$11,228
10/31/22	$11,148	$10,570	$11,342
11/30/22	$11,200	$10,959	$11,399
12/31/22	$11,166	$10,909	$11,373
1/31/23	$11,252	$11,245	$11,453
2/28/23	$11,192	$10,954	$11,386
3/31/23	$11,426	$11,232	$11,627
4/30/23	$11,448	$11,300	$11,658
5/31/23	$11,352	$11,177	$11,556
6/30/23	$11,316	$11,137	$11,519
7/31/23	$11,366	$11,130	$11,577
8/31/23	$11,371	$11,059	$11,582
9/30/23	$11,337	$10,778	$11,548
10/31/23	$11,373	$10,607	$11,590
11/30/23	$11,505	$11,088	$11,724
12/31/23	$11,643	$11,512	$11,864
1/31/24	$11,697	$11,481	$11,918
2/29/24	$11,653	$11,318	$11,871
3/31/24	$11,719	$11,423	$11,942
4/30/24	$11,689	$11,134	$11,914
5/31/24	$11,815	$11,323	$12,040
6/30/24	$11,883	$11,430	$12,118

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	5.01%	2.78%	1.74%
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at Market Price)	4.98%	2.78%	1.73%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index	5.21%	2.96%	1.94%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$491,717
# of Portfolio Holdings	24
Portfolio Turnover Rate	25%
Total Net Management Fees Paid During the Reporting Period	$1,189
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

STPZ  | Principal Listing Exchange: NYSE Arca

ETF4792ARTSR_063024

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

LTPZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$19	0.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA 15+ Year U.S. Treasury Inflation-

    Protected Securities Index, as 15+ year real yields moved higher.

• There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,126	$9,975	$10,123
8/31/14	$10,438	$10,085	$10,397
9/30/14	$9,822	$10,017	$9,791
10/31/14	$10,085	$10,115	$10,072
11/30/14	$10,243	$10,187	$10,199
12/31/14	$10,361	$10,196	$10,342
1/31/15	$11,123	$10,410	$11,059
2/28/15	$10,688	$10,312	$10,672
3/31/15	$10,588	$10,360	$10,568
4/30/15	$10,533	$10,323	$10,522
5/31/15	$10,121	$10,298	$10,177
6/30/15	$9,748	$10,186	$9,800
7/31/15	$10,011	$10,257	$9,978
8/31/15	$9,756	$10,242	$9,789
9/30/15	$9,495	$10,311	$9,478
10/31/15	$9,682	$10,313	$9,659
11/30/15	$9,685	$10,286	$9,680
12/31/15	$9,456	$10,252	$9,508
1/31/16	$9,738	$10,393	$9,745
2/29/16	$10,003	$10,467	$10,042
3/31/16	$10,399	$10,563	$10,419
4/30/16	$10,440	$10,604	$10,477
5/31/16	$10,287	$10,607	$10,354
6/30/16	$10,844	$10,797	$10,845
7/31/16	$11,226	$10,865	$11,263
8/31/16	$11,231	$10,853	$11,250
9/30/16	$11,225	$10,847	$11,184
10/31/16	$10,960	$10,764	$10,962
11/30/16	$10,454	$10,509	$10,502
12/31/16	$10,355	$10,524	$10,383
1/31/17	$10,491	$10,544	$10,513
2/28/17	$10,650	$10,615	$10,690
3/31/17	$10,586	$10,610	$10,602
4/30/17	$10,685	$10,692	$10,730
5/31/17	$10,682	$10,774	$10,743
6/30/17	$10,538	$10,763	$10,570
7/31/17	$10,544	$10,809	$10,560
8/31/17	$10,859	$10,906	$10,905
9/30/17	$10,711	$10,854	$10,769
10/31/17	$10,777	$10,861	$10,824
11/30/17	$10,932	$10,847	$10,994
12/31/17	$11,333	$10,897	$11,379
1/31/18	$11,153	$10,771	$11,229
2/28/18	$10,717	$10,669	$10,778
3/31/18	$10,959	$10,737	$11,051
4/30/18	$10,976	$10,658	$11,088
5/31/18	$10,964	$10,734	$11,108
6/30/18	$11,157	$10,720	$11,231
7/31/18	$11,048	$10,723	$11,117
8/31/18	$11,115	$10,792	$11,227
9/30/18	$10,802	$10,722	$10,867
10/31/18	$10,233	$10,638	$10,290
11/30/18	$10,355	$10,701	$10,410
12/31/18	$10,495	$10,898	$10,558
1/31/19	$10,779	$11,014	$10,838
2/28/19	$10,677	$11,007	$10,755
3/31/19	$11,214	$11,219	$11,282
4/30/19	$11,168	$11,221	$11,263
5/31/19	$11,736	$11,421	$11,812
6/30/19	$11,722	$11,564	$11,821
7/31/19	$11,872	$11,589	$11,998
8/31/19	$12,869	$11,890	$13,023
9/30/19	$12,460	$11,826	$12,477
10/31/19	$12,346	$11,862	$12,505
11/30/19	$12,479	$11,856	$12,607
12/31/19	$12,310	$11,848	$12,429
1/31/20	$13,178	$12,076	$13,310
2/29/20	$13,548	$12,293	$13,685
3/31/20	$13,471	$12,221	$13,614
4/30/20	$14,276	$12,438	$14,418
5/31/20	$14,175	$12,496	$14,315
6/30/20	$14,356	$12,575	$14,500
7/31/20	$15,321	$12,762	$15,458
8/31/20	$15,172	$12,659	$15,322
9/30/20	$15,119	$12,652	$15,271
10/31/20	$14,852	$12,596	$15,000
11/30/20	$15,309	$12,720	$15,465
12/31/20	$15,410	$12,737	$15,570
1/31/21	$15,253	$12,646	$15,410
2/28/21	$14,342	$12,463	$14,491
3/31/21	$14,031	$12,308	$14,184
4/30/21	$14,353	$12,405	$14,508
5/31/21	$14,667	$12,445	$14,833
6/30/21	$15,218	$12,533	$15,385
7/31/21	$15,872	$12,673	$16,046
8/31/21	$15,849	$12,649	$16,032
9/30/21	$15,528	$12,539	$15,707
10/31/21	$15,910	$12,536	$16,099
11/30/21	$16,575	$12,573	$16,776
12/31/21	$16,488	$12,541	$16,689
1/31/22	$15,479	$12,271	$15,674
2/28/22	$15,544	$12,134	$15,744
3/31/22	$14,998	$11,797	$15,205
4/30/22	$13,880	$11,349	$14,071
5/31/22	$13,081	$11,422	$13,280
6/30/22	$12,168	$11,243	$12,355
7/31/22	$13,233	$11,518	$13,435
8/31/22	$12,656	$11,192	$12,858
9/30/22	$10,770	$10,709	$10,932
10/31/22	$10,995	$10,570	$11,142
11/30/22	$11,617	$10,959	$11,777
12/31/22	$11,279	$10,909	$11,431
1/31/23	$11,848	$11,245	$12,002
2/28/23	$11,532	$10,954	$11,683
3/31/23	$11,943	$11,232	$12,105
4/30/23	$11,908	$11,300	$12,074
5/31/23	$11,692	$11,177	$11,851
6/30/23	$11,763	$11,137	$11,923
7/31/23	$11,559	$11,130	$11,721
8/31/23	$11,170	$11,059	$11,318
9/30/23	$10,420	$10,778	$10,559
10/31/23	$9,962	$10,607	$10,107
11/30/23	$10,715	$11,088	$10,875
12/31/23	$11,336	$11,512	$11,502
1/31/24	$11,325	$11,481	$11,482
2/29/24	$11,080	$11,318	$11,236
3/31/24	$11,155	$11,423	$11,318
4/30/24	$10,589	$11,134	$10,740
5/31/24	$10,979	$11,323	$11,131
6/30/24	$11,080	$11,430	$11,242

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	(5.81%)	(1.12%)	1.03%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at Market Price)	(5.88%)	(1.13%)	1.03%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index	(5.71%)	(1.00%)	1.18%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$706,924
# of Portfolio Holdings	16
Portfolio Turnover Rate	4%
Total Net Management Fees Paid During the Reporting Period	$1,400
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.5%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

LTPZ  | Principal Listing Exchange: NYSE Arca

ETF4794ARTSR_063024

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

ZROZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$14	0.15%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to overweight exposure to the back end of the curve, as U.S. Treasury yields fell during the fourth quarter of 2023.

• There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA Long U.S. Treasury Principal STRIPS Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,144	$9,975	$10,136
8/31/14	$10,890	$10,085	$10,841
9/30/14	$10,554	$10,017	$10,525
10/31/14	$10,984	$10,115	$10,969
11/30/14	$11,487	$10,187	$11,454
12/31/14	$12,134	$10,196	$12,098
1/31/15	$14,043	$10,410	$13,936
2/28/15	$12,716	$10,312	$12,694
3/31/15	$12,905	$10,360	$12,909
4/30/15	$11,981	$10,323	$11,946
5/31/15	$11,625	$10,298	$11,706
6/30/15	$10,864	$10,186	$10,907
7/31/15	$11,643	$10,257	$11,584
8/31/15	$11,518	$10,242	$11,587
9/30/15	$11,753	$10,311	$11,737
10/31/15	$11,662	$10,313	$11,629
11/30/15	$11,534	$10,286	$11,483
12/31/15	$11,534	$10,252	$11,564
1/31/16	$12,433	$10,393	$12,384
2/29/16	$12,974	$10,467	$12,993
3/31/16	$12,949	$10,563	$12,967
4/30/16	$12,753	$10,604	$12,794
5/31/16	$12,960	$10,607	$13,024
6/30/16	$14,242	$10,797	$14,230
7/31/16	$14,802	$10,865	$14,843
8/31/16	$14,683	$10,853	$14,749
9/30/16	$14,309	$10,847	$14,304
10/31/16	$13,317	$10,764	$13,350
11/30/16	$11,766	$10,509	$11,888
12/31/16	$11,698	$10,524	$11,789
1/31/17	$11,786	$10,544	$11,833
2/28/17	$12,079	$10,615	$12,114
3/31/17	$11,910	$10,610	$11,974
4/30/17	$12,120	$10,692	$12,176
5/31/17	$12,462	$10,774	$12,566
6/30/17	$12,693	$10,763	$12,737
7/31/17	$12,499	$10,809	$12,536
8/31/17	$13,116	$10,906	$13,200
9/30/17	$12,719	$10,854	$12,801
10/31/17	$12,725	$10,861	$12,814
11/30/17	$12,936	$10,847	$12,997
12/31/17	$13,345	$10,897	$13,411
1/31/18	$12,768	$10,771	$12,827
2/28/18	$12,115	$10,669	$12,173
3/31/18	$12,651	$10,737	$12,755
4/30/18	$12,291	$10,658	$12,417
5/31/18	$12,655	$10,734	$12,839
6/30/18	$12,831	$10,720	$12,933
7/31/18	$12,565	$10,723	$12,629
8/31/18	$12,728	$10,792	$12,866
9/30/18	$12,196	$10,722	$12,280
10/31/18	$11,525	$10,638	$11,551
11/30/18	$11,787	$10,701	$11,833
12/31/18	$12,773	$10,898	$12,821
1/31/19	$12,804	$11,014	$12,881
2/28/19	$12,562	$11,007	$12,634
3/31/19	$13,585	$11,219	$13,633
4/30/19	$13,142	$11,221	$13,205
5/31/19	$14,543	$11,421	$14,596
6/30/19	$14,649	$11,564	$14,780
7/31/19	$14,701	$11,589	$14,830
8/31/19	$17,303	$11,890	$17,419
9/30/19	$16,605	$11,826	$16,710
10/31/19	$16,328	$11,862	$16,482
11/30/19	$16,317	$11,856	$16,451
12/31/19	$15,483	$11,848	$15,688
1/31/20	$17,213	$12,076	$17,444
2/29/20	$18,862	$12,293	$19,118
3/31/20	$20,558	$12,221	$20,839
4/30/20	$20,884	$12,438	$21,171
5/31/20	$20,101	$12,496	$20,382
6/30/20	$20,212	$12,575	$20,497
7/31/20	$21,554	$12,762	$21,859
8/31/20	$19,931	$12,659	$20,214
9/30/20	$20,131	$12,652	$20,422
10/31/20	$19,157	$12,596	$19,436
11/30/20	$19,631	$12,720	$19,922
12/31/20	$19,289	$12,737	$19,577
1/31/21	$18,295	$12,646	$18,571
2/28/21	$16,840	$12,463	$17,095
3/31/21	$15,600	$12,308	$15,839
4/30/21	$16,131	$12,405	$16,381
5/31/21	$16,155	$12,445	$16,407
6/30/21	$17,240	$12,533	$17,512
7/31/21	$18,108	$12,673	$18,396
8/31/21	$18,044	$12,649	$18,333
9/30/21	$17,342	$12,539	$17,622
10/31/21	$18,179	$12,536	$18,486
11/30/21	$18,922	$12,573	$19,251
12/31/21	$18,331	$12,541	$18,650
1/31/22	$17,417	$12,271	$17,715
2/28/22	$17,034	$12,134	$17,323
3/31/22	$15,964	$11,797	$16,227
4/30/22	$13,823	$11,349	$14,046
5/31/22	$13,245	$11,422	$13,462
6/30/22	$13,053	$11,243	$13,270
7/31/22	$13,351	$11,518	$13,590
8/31/22	$12,665	$11,192	$12,886
9/30/22	$11,279	$10,709	$11,466
10/31/22	$10,131	$10,570	$10,282
11/30/22	$11,137	$10,959	$11,312
12/31/22	$10,723	$10,909	$10,993
1/31/23	$11,882	$11,245	$12,060
2/28/23	$11,147	$10,954	$11,318
3/31/23	$11,760	$11,232	$11,940
4/30/23	$11,749	$11,300	$11,926
5/31/23	$11,235	$11,177	$11,406
6/30/23	$11,373	$11,137	$11,547
7/31/23	$10,923	$11,130	$11,083
8/31/23	$10,373	$11,059	$10,523
9/30/23	$9,095	$10,778	$9,221
10/31/23	$8,255	$10,607	$8,366
11/30/23	$9,574	$11,088	$9,703
12/31/23	$10,812	$11,512	$10,953
1/31/24	$10,287	$11,481	$10,427
2/29/24	$10,019	$11,318	$10,157
3/31/24	$10,088	$11,423	$10,232
4/30/24	$9,069	$11,134	$9,197
5/31/24	$9,426	$11,323	$9,559
6/30/24	$9,667	$11,430	$9,804

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)	(15.00%)	(7.98%)	(0.34%)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at Market Price)	(15.27%)	(8.00%)	(0.38%)
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA Long U.S. Treasury Principal STRIPS Index	(15.10%)	(7.88%)	(0.20%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,388,401
# of Portfolio Holdings	22
Portfolio Turnover Rate	22%
Total Net Management Fees Paid During the Reporting Period	$1,697
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

ZROZ  | Principal Listing Exchange: NYSE Arca

ETF4735ARTSR_063024

PIMCO Active Bond Exchange-Traded Fund

BOND  | Principal Listing Exchange: NYSE

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Active Bond Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Active Bond Exchange-Traded Fund	$70	0.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

• Overweight exposure to senior financials within investment grade corporate credit contributed to relative performance, as spreads tightened.

• Underweight exposure to non-financial investment grade corporate credit detracted from relative performance, as spreads tightened.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index).  The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Active Bond Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000
7/31/14	$9,993	$9,975
8/31/14	$10,104	$10,085
9/30/14	$10,052	$10,017
10/31/14	$10,139	$10,115
11/30/14	$10,254	$10,187
12/31/14	$10,248	$10,196
1/31/15	$10,547	$10,410
2/28/15	$10,495	$10,312
3/31/15	$10,527	$10,360
4/30/15	$10,452	$10,323
5/31/15	$10,416	$10,298
6/30/15	$10,301	$10,186
7/31/15	$10,406	$10,257
8/31/15	$10,326	$10,242
9/30/15	$10,322	$10,311
10/31/15	$10,379	$10,313
11/30/15	$10,359	$10,286
12/31/15	$10,323	$10,252
1/31/16	$10,420	$10,393
2/29/16	$10,379	$10,467
3/31/16	$10,530	$10,563
4/30/16	$10,575	$10,604
5/31/16	$10,592	$10,607
6/30/16	$10,738	$10,797
7/31/16	$10,837	$10,865
8/31/16	$10,835	$10,853
9/30/16	$10,879	$10,847
10/31/16	$10,823	$10,764
11/30/16	$10,560	$10,509
12/31/16	$10,645	$10,524
1/31/17	$10,723	$10,544
2/28/17	$10,799	$10,615
3/31/17	$10,817	$10,610
4/30/17	$10,894	$10,692
5/31/17	$10,954	$10,774
6/30/17	$10,952	$10,763
7/31/17	$11,022	$10,809
8/31/17	$11,135	$10,906
9/30/17	$11,094	$10,854
10/31/17	$11,107	$10,861
11/30/17	$11,100	$10,847
12/31/17	$11,151	$10,897
1/31/18	$11,053	$10,771
2/28/18	$10,951	$10,669
3/31/18	$11,008	$10,737
4/30/18	$10,926	$10,658
5/31/18	$10,991	$10,734
6/30/18	$10,997	$10,720
7/31/18	$11,007	$10,723
8/31/18	$11,082	$10,792
9/30/18	$11,029	$10,722
10/31/18	$10,938	$10,638
11/30/18	$10,989	$10,701
12/31/18	$11,169	$10,898
1/31/19	$11,323	$11,014
2/28/19	$11,347	$11,007
3/31/19	$11,544	$11,219
4/30/19	$11,565	$11,221
5/31/19	$11,735	$11,421
6/30/19	$11,876	$11,564
7/31/19	$11,924	$11,589
8/31/19	$12,161	$11,890
9/30/19	$12,113	$11,826
10/31/19	$12,144	$11,862
11/30/19	$12,153	$11,856
12/31/19	$12,139	$11,848
1/31/20	$12,381	$12,076
2/29/20	$12,571	$12,293
3/31/20	$12,159	$12,221
4/30/20	$12,423	$12,438
5/31/20	$12,520	$12,496
6/30/20	$12,698	$12,575
7/31/20	$12,912	$12,762
8/31/20	$12,871	$12,659
9/30/20	$12,878	$12,652
10/31/20	$12,822	$12,596
11/30/20	$12,992	$12,720
12/31/20	$13,066	$12,737
1/31/21	$13,040	$12,646
2/28/21	$12,888	$12,463
3/31/21	$12,723	$12,308
4/30/21	$12,851	$12,405
5/31/21	$12,874	$12,445
6/30/21	$12,978	$12,533
7/31/21	$13,125	$12,673
8/31/21	$13,114	$12,649
9/30/21	$13,024	$12,539
10/31/21	$12,986	$12,536
11/30/21	$13,007	$12,573
12/31/21	$12,989	$12,541
1/31/22	$12,738	$12,271
2/28/22	$12,569	$12,134
3/31/22	$12,161	$11,797
4/30/22	$11,700	$11,349
5/31/22	$11,700	$11,422
6/30/22	$11,426	$11,243
7/31/22	$11,729	$11,518
8/31/22	$11,419	$11,192
9/30/22	$10,899	$10,709
10/31/22	$10,716	$10,570
11/30/22	$11,119	$10,959
12/31/22	$11,106	$10,909
1/31/23	$11,516	$11,245
2/28/23	$11,279	$10,954
3/31/23	$11,454	$11,232
4/30/23	$11,521	$11,300
5/31/23	$11,435	$11,177
6/30/23	$11,411	$11,137
7/31/23	$11,419	$11,130
8/31/23	$11,362	$11,059
9/30/23	$11,075	$10,778
10/31/23	$10,851	$10,607
11/30/23	$11,368	$11,088
12/31/23	$11,808	$11,512
1/31/24	$11,820	$11,481
2/29/24	$11,683	$11,318
3/31/24	$11,803	$11,423
4/30/24	$11,527	$11,134
5/31/24	$11,743	$11,323
6/30/24	$11,864	$11,430

The table below shows the average annual total returns of the Fund and a regulatory index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Active Bond Exchange-Traded Fund (at NAV)	3.98%	(0.02%)	1.72%
PIMCO Active Bond Exchange-Traded Fund (at Market Price)	4.03%	(0.01%)	1.71%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$4,326,761
# of Portfolio Holdings	1,217
Portfolio Turnover Rate	351%
Total Net Management Fees Paid During the Reporting Period	$21,011
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Government Agencies	56.9%
Corporate Bonds & Notes	23.7%
Asset-Backed Securities	15.6%
U.S. Treasury Obligations	12.6%
Non-Agency Mortgage-Backed Securities	7.6%
Affiliated Investments	1.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.6%
Loan Participations and Assignments	0.5%
Sovereign Issues	0.3%
Short-Term Instruments	1.6%
Other Investments	0.0%
Other Assets and Liabilities, Net	(22.0%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Active Bond Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

BOND  | Principal Listing Exchange: NYSE

ETF4700ARTSR_063024

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

TIPZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$20	0.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA U.S. Treasury Inflation-Protected

    Securities Index, as U.S. real yields moved higher.

• Exposure to the inflation accrual component of Treasury Inflation-Protected Securities contributed to absolute performance for both the Fund and the ICE BofA U.S. Treasury Inflation-Protected Securities Index, as U.S. inflation moved higher.

• There were no other material contributors or detractors for the Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. Inflation-Linked Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,005	$9,975	$10,007
8/31/14	$10,076	$10,085	$10,067
9/30/14	$9,801	$10,017	$9,794
10/31/14	$9,889	$10,115	$9,890
11/30/14	$9,934	$10,187	$9,922
12/31/14	$9,822	$10,196	$9,822
1/31/15	$10,164	$10,410	$10,150
2/28/15	$10,012	$10,312	$10,014
3/31/15	$9,965	$10,360	$9,967
4/30/15	$10,022	$10,323	$10,030
5/31/15	$9,910	$10,298	$9,941
6/30/15	$9,798	$10,186	$9,836
7/31/15	$9,862	$10,257	$9,858
8/31/15	$9,756	$10,242	$9,782
9/30/15	$9,702	$10,311	$9,711
10/31/15	$9,735	$10,313	$9,743
11/30/15	$9,721	$10,286	$9,736
12/31/15	$9,614	$10,252	$9,654
1/31/16	$9,779	$10,393	$9,800
2/29/16	$9,893	$10,467	$9,926
3/31/16	$10,077	$10,563	$10,106
4/30/16	$10,098	$10,604	$10,139
5/31/16	$10,022	$10,607	$10,070
6/30/16	$10,261	$10,797	$10,292
7/31/16	$10,343	$10,865	$10,385
8/31/16	$10,301	$10,853	$10,340
9/30/16	$10,378	$10,847	$10,397
10/31/16	$10,312	$10,764	$10,343
11/30/16	$10,086	$10,509	$10,136
12/31/16	$10,083	$10,524	$10,122
1/31/17	$10,174	$10,544	$10,206
2/28/17	$10,218	$10,615	$10,264
3/31/17	$10,216	$10,610	$10,254
4/30/17	$10,269	$10,692	$10,316
5/31/17	$10,266	$10,774	$10,318
6/30/17	$10,172	$10,763	$10,215
7/31/17	$10,221	$10,809	$10,263
8/31/17	$10,332	$10,906	$10,382
9/30/17	$10,254	$10,854	$10,310
10/31/17	$10,281	$10,861	$10,334
11/30/17	$10,295	$10,847	$10,354
12/31/17	$10,408	$10,897	$10,459
1/31/18	$10,304	$10,771	$10,366
2/28/18	$10,192	$10,669	$10,256
3/31/18	$10,297	$10,737	$10,371
4/30/18	$10,285	$10,658	$10,364
5/31/18	$10,315	$10,734	$10,408
6/30/18	$10,382	$10,720	$10,452
7/31/18	$10,327	$10,723	$10,399
8/31/18	$10,392	$10,792	$10,477
9/30/18	$10,284	$10,722	$10,355
10/31/18	$10,123	$10,638	$10,197
11/30/18	$10,175	$10,701	$10,245
12/31/18	$10,228	$10,898	$10,302
1/31/19	$10,377	$11,014	$10,451
2/28/19	$10,357	$11,007	$10,445
3/31/19	$10,570	$11,219	$10,650
4/30/19	$10,593	$11,221	$10,686
5/31/19	$10,790	$11,421	$10,877
6/30/19	$10,869	$11,564	$10,965
7/31/19	$10,905	$11,589	$11,004
8/31/19	$11,181	$11,890	$11,294
9/30/19	$11,047	$11,826	$11,121
10/31/19	$11,037	$11,862	$11,154
11/30/19	$11,057	$11,856	$11,169
12/31/19	$11,094	$11,848	$11,206
1/31/20	$11,360	$12,076	$11,473
2/29/20	$11,476	$12,293	$11,592
3/31/20	$11,326	$12,221	$11,439
4/30/20	$11,626	$12,438	$11,745
5/31/20	$11,682	$12,496	$11,805
6/30/20	$11,804	$12,575	$11,931
7/31/20	$12,099	$12,762	$12,224
8/31/20	$12,199	$12,659	$12,335
9/30/20	$12,160	$12,652	$12,295
10/31/20	$12,073	$12,596	$12,206
11/30/20	$12,224	$12,720	$12,359
12/31/20	$12,357	$12,737	$12,497
1/31/21	$12,389	$12,646	$12,536
2/28/21	$12,155	$12,463	$12,302
3/31/21	$12,115	$12,308	$12,268
4/30/21	$12,297	$12,405	$12,453
5/31/21	$12,440	$12,445	$12,601
6/30/21	$12,549	$12,533	$12,702
7/31/21	$12,890	$12,673	$13,048
8/31/21	$12,866	$12,649	$13,031
9/30/21	$12,758	$12,539	$12,929
10/31/21	$12,892	$12,536	$13,072
11/30/21	$13,034	$12,573	$13,227
12/31/21	$13,062	$12,541	$13,248
1/31/22	$12,750	$12,271	$12,944
2/28/22	$12,869	$12,134	$13,066
3/31/22	$12,632	$11,797	$12,840
4/30/22	$12,318	$11,349	$12,526
5/31/22	$12,170	$11,422	$12,385
6/30/22	$11,765	$11,243	$11,980
7/31/22	$12,318	$11,518	$12,517
8/31/22	$11,980	$11,192	$12,176
9/30/22	$11,153	$10,709	$11,343
10/31/22	$11,307	$10,570	$11,480
11/30/22	$11,513	$10,959	$11,704
12/31/22	$11,397	$10,909	$11,583
1/31/23	$11,626	$11,245	$11,810
2/28/23	$11,482	$10,954	$11,643
3/31/23	$11,793	$11,232	$11,982
4/30/23	$11,797	$11,300	$11,998
5/31/23	$11,663	$11,177	$11,847
6/30/23	$11,641	$11,137	$11,811
7/31/23	$11,636	$11,130	$11,824
8/31/23	$11,529	$11,059	$11,711
9/30/23	$11,303	$10,778	$11,482
10/31/23	$11,206	$10,607	$11,394
11/30/23	$11,514	$11,088	$11,706
12/31/23	$11,804	$11,512	$11,999
1/31/24	$11,849	$11,481	$12,044
2/29/24	$11,730	$11,318	$11,916
3/31/24	$11,807	$11,423	$12,001
4/30/24	$11,617	$11,134	$11,809
5/31/24	$11,820	$11,323	$12,014
6/30/24	$11,903	$11,430	$12,109

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)	2.26%	1.84%	1.76%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at Market Price)	2.31%	1.85%	1.76%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA U.S. Inflation-Linked Treasury Index	2.52%	2.01%	1.93%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$98,743
# of Portfolio Holdings	42
Portfolio Turnover Rate	125%
Total Net Management Fees Paid During the Reporting Period	$220
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.5%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

TIPZ  | Principal Listing Exchange: NYSE Arca

ETF4795ARTSR_063024

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

LDUR  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$51	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to investment grade corporate credit during the first half of 2024, specifically financials, contributed to relative performance, as corporate credit spreads tightened.

• Overweight exposure to commercial mortgage-backed securities ("CMBS") contributed to relative performance, as CMBS posted positive return.

• U.S. duration positioning, specifically overweight exposure to the 2 year part of the curve and underweight exposure to the 10 year part of the curve, contributed to relative performance, due to the curve steepening.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,999	$9,975	$9,992
8/31/14	$10,034	$10,085	$10,009
9/30/14	$10,033	$10,017	$10,003
10/31/14	$10,059	$10,115	$10,031
11/30/14	$10,068	$10,187	$10,045
12/31/14	$10,035	$10,196	$10,021
1/31/15	$10,092	$10,410	$10,071
2/28/15	$10,146	$10,312	$10,050
3/31/15	$10,174	$10,360	$10,073
4/30/15	$10,201	$10,323	$10,078
5/31/15	$10,247	$10,298	$10,085
6/30/15	$10,237	$10,186	$10,088
7/31/15	$10,254	$10,257	$10,093
8/31/15	$10,217	$10,242	$10,089
9/30/15	$10,178	$10,311	$10,119
10/31/15	$10,259	$10,313	$10,109
11/30/15	$10,263	$10,286	$10,084
12/31/15	$10,240	$10,252	$10,075
1/31/16	$10,212	$10,393	$10,136
2/29/16	$10,195	$10,467	$10,148
3/31/16	$10,296	$10,563	$10,166
4/30/16	$10,348	$10,604	$10,169
5/31/16	$10,400	$10,607	$10,158
6/30/16	$10,417	$10,797	$10,219
7/31/16	$10,486	$10,865	$10,213
8/31/16	$10,512	$10,853	$10,197
9/30/16	$10,534	$10,847	$10,208
10/31/16	$10,553	$10,764	$10,202
11/30/16	$10,508	$10,509	$10,161
12/31/16	$10,530	$10,524	$10,164
1/31/17	$10,550	$10,544	$10,177
2/28/17	$10,580	$10,615	$10,187
3/31/17	$10,598	$10,610	$10,191
4/30/17	$10,626	$10,692	$10,205
5/31/17	$10,654	$10,774	$10,217
6/30/17	$10,681	$10,763	$10,208
7/31/17	$10,689	$10,809	$10,230
8/31/17	$10,712	$10,906	$10,249
9/30/17	$10,740	$10,854	$10,233
10/31/17	$10,772	$10,861	$10,226
11/30/17	$10,765	$10,847	$10,206
12/31/17	$10,755	$10,897	$10,207
1/31/18	$10,739	$10,771	$10,178
2/28/18	$10,745	$10,669	$10,174
3/31/18	$10,740	$10,737	$10,194
4/30/18	$10,755	$10,658	$10,178
5/31/18	$10,781	$10,734	$10,215
6/30/18	$10,798	$10,720	$10,216
7/31/18	$10,824	$10,723	$10,216
8/31/18	$10,852	$10,792	$10,248
9/30/18	$10,875	$10,722	$10,236
10/31/18	$10,897	$10,638	$10,252
11/30/18	$10,894	$10,701	$10,287
12/31/18	$10,900	$10,898	$10,369
1/31/19	$10,958	$11,014	$10,396
2/28/19	$11,016	$11,007	$10,407
3/31/19	$11,064	$11,219	$10,471
4/30/19	$11,108	$11,221	$10,492
5/31/19	$11,144	$11,421	$10,566
6/30/19	$11,193	$11,564	$10,621
7/31/19	$11,242	$11,589	$10,609
8/31/19	$11,288	$11,890	$10,694
9/30/19	$11,298	$11,826	$10,682
10/31/19	$11,327	$11,862	$10,717
11/30/19	$11,335	$11,856	$10,714
12/31/19	$11,373	$11,848	$10,737
1/31/20	$11,478	$12,076	$10,795
2/29/20	$11,581	$12,293	$10,889
3/31/20	$11,258	$12,221	$11,038
4/30/20	$11,464	$12,438	$11,043
5/31/20	$11,575	$12,496	$11,050
6/30/20	$11,726	$12,575	$11,053
7/31/20	$11,769	$12,762	$11,064
8/31/20	$11,790	$12,659	$11,061
9/30/20	$11,818	$12,652	$11,064
10/31/20	$11,866	$12,596	$11,060
11/30/20	$11,848	$12,720	$11,065
12/31/20	$11,883	$12,737	$11,070
1/31/21	$11,915	$12,646	$11,072
2/28/21	$11,909	$12,463	$11,063
3/31/21	$11,902	$12,308	$11,065
4/30/21	$11,912	$12,405	$11,070
5/31/21	$11,921	$12,445	$11,078
6/30/21	$11,909	$12,533	$11,061
7/31/21	$11,921	$12,673	$11,079
8/31/21	$11,923	$12,649	$11,079
9/30/21	$11,931	$12,539	$11,068
10/31/21	$11,891	$12,536	$11,034
11/30/21	$11,863	$12,573	$11,036
12/31/21	$11,846	$12,541	$11,009
1/31/22	$11,766	$12,271	$10,936
2/28/22	$11,686	$12,134	$10,896
3/31/22	$11,495	$11,797	$10,751
4/30/22	$11,452	$11,349	$10,700
5/31/22	$11,499	$11,422	$10,759
6/30/22	$11,384	$11,243	$10,696
7/31/22	$11,420	$11,518	$10,732
8/31/22	$11,375	$11,192	$10,655
9/30/22	$11,268	$10,709	$10,530
10/31/22	$11,197	$10,570	$10,519
11/30/22	$11,266	$10,959	$10,585
12/31/22	$11,324	$10,909	$10,607
1/31/23	$11,407	$11,245	$10,680
2/28/23	$11,353	$10,954	$10,603
3/31/23	$11,463	$11,232	$10,772
4/30/23	$11,504	$11,300	$10,800
5/31/23	$11,486	$11,177	$10,762
6/30/23	$11,445	$11,137	$10,710
7/31/23	$11,512	$11,130	$10,748
8/31/23	$11,564	$11,059	$10,790
9/30/23	$11,578	$10,778	$10,789
10/31/23	$11,611	$10,607	$10,826
11/30/23	$11,731	$11,088	$10,936
12/31/23	$11,875	$11,512	$11,058
1/31/24	$11,952	$11,481	$11,101
2/29/24	$11,923	$11,318	$11,055
3/31/24	$11,981	$11,423	$11,091
4/30/24	$11,950	$11,134	$11,055
5/31/24	$12,041	$11,323	$11,131
6/30/24	$12,104	$11,430	$11,195

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)	5.76%	1.58%	1.93%
PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at Market Price)	5.76%	1.55%	1.77%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.53%	1.06%	1.14%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$870,154
# of Portfolio Holdings	488
Portfolio Turnover Rate	183%
Total Net Management Fees Paid During the Reporting Period	$4,336
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	30.4%
Asset-Backed Securities	29.0%
U.S. Treasury Obligations	22.2%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Government Agencies	8.8%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Other Investments	0.0%
Other Assets and Liabilities, Net	(5.3%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

LDUR  | Principal Listing Exchange: NYSE Arca

ETF4756ARTSR_063024

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

EMNT  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$25	0.24%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to investment grade corporate credit, particularly in the financial sector, contributed to relative performance, as spreads tightened.

• Overweight exposure to U.S. duration, particularly in the 1 year part of the curve, contributed to relative performance, as interest rates fell.

• Overweight exposure to select securitized credit, particularly asset-backed securities, contributed to relative performance, as spreads tightened.

• There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/10/19	$10,000	$10,000	$10,000
12/31/19	$10,023	$10,006	$10,010
1/31/20	$10,058	$10,198	$10,024
2/29/20	$10,084	$10,382	$10,036
3/31/20	$9,961	$10,321	$10,049
4/30/20	$10,043	$10,504	$10,057
5/31/20	$10,101	$10,553	$10,061
6/30/20	$10,153	$10,619	$10,062
7/31/20	$10,183	$10,778	$10,064
8/31/20	$10,196	$10,691	$10,065
9/30/20	$10,207	$10,685	$10,066
10/31/20	$10,210	$10,637	$10,067
11/30/20	$10,223	$10,742	$10,067
12/31/20	$10,232	$10,757	$10,068
1/31/21	$10,241	$10,679	$10,069
2/28/21	$10,239	$10,525	$10,070
3/31/21	$10,235	$10,394	$10,070
4/30/21	$10,246	$10,476	$10,070
5/31/21	$10,256	$10,510	$10,071
6/30/21	$10,255	$10,584	$10,071
7/31/21	$10,264	$10,702	$10,071
8/31/21	$10,265	$10,682	$10,071
9/30/21	$10,264	$10,589	$10,072
10/31/21	$10,256	$10,587	$10,072
11/30/21	$10,254	$10,618	$10,072
12/31/21	$10,252	$10,591	$10,073
1/31/22	$10,235	$10,363	$10,073
2/28/22	$10,216	$10,247	$10,074
3/31/22	$10,156	$9,962	$10,076
4/30/22	$10,137	$9,584	$10,079
5/31/22	$10,141	$9,646	$10,083
6/30/22	$10,108	$9,495	$10,090
7/31/22	$10,136	$9,727	$10,101
8/31/22	$10,144	$9,452	$10,116
9/30/22	$10,117	$9,043	$10,135
10/31/22	$10,109	$8,926	$10,161
11/30/22	$10,165	$9,255	$10,190
12/31/22	$10,205	$9,213	$10,224
1/31/23	$10,273	$9,496	$10,262
2/28/23	$10,301	$9,251	$10,298
3/31/23	$10,341	$9,486	$10,339
4/30/23	$10,389	$9,543	$10,380
5/31/23	$10,424	$9,439	$10,424
6/30/23	$10,467	$9,406	$10,468
7/31/23	$10,522	$9,399	$10,516
8/31/23	$10,570	$9,339	$10,565
9/30/23	$10,617	$9,102	$10,613
10/31/23	$10,663	$8,958	$10,663
11/30/23	$10,725	$9,364	$10,711
12/31/23	$10,787	$9,722	$10,762
1/31/24	$10,849	$9,696	$10,812
2/29/24	$10,903	$9,559	$10,859
3/31/24	$10,958	$9,647	$10,909
4/30/24	$11,007	$9,403	$10,958
5/31/24	$11,064	$9,563	$11,009
6/30/24	$11,112	$9,653	$11,059

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 12/10/19
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)	6.16%	2.34%
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at Market Price)	6.14%	2.33%
Bloomberg U.S. Aggregate Index	2.63%	(0.77%)
FTSE 3-Month Treasury Bill Index	5.64%	2.23%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$166,877
# of Portfolio Holdings	186
Portfolio Turnover Rate	73%
Total Net Management Fees Paid During the Reporting Period	$391
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	45.2%
Asset-Backed Securities	26.6%
Non-Agency Mortgage-Backed Securities	2.5%
U.S. Government Agencies	2.2%
U.S. Treasury Obligations	1.6%
Sovereign Issues	0.8%
Short-Term Instruments	33.5%
Other Investments	0.0%
Other Assets and Liabilities, Net	(12.4%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

EMNT  | Principal Listing Exchange: NYSE Arca

ETF4757ARTSR_063024

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

MINT  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$36	0.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly commercial mortgage-backed securities, collateralized loan obligations,

    and asset-backed securities, contributed to relative performance, as spreads tightened.

• Overweight exposure to U.S. duration in the 1 year part of the curve contributed to relative performance, as interest rates fell.

• Overweight exposure to investment grade corporate credit, particularly in the financial sector, contributed to relative performance, as spreads tightened.

• There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,002	$9,975	$10,000
8/31/14	$10,013	$10,085	$10,001
9/30/14	$10,014	$10,017	$10,001
10/31/14	$10,014	$10,115	$10,001
11/30/14	$10,015	$10,187	$10,001
12/31/14	$10,004	$10,196	$10,001
1/31/15	$10,013	$10,410	$10,001
2/28/15	$10,026	$10,312	$10,002
3/31/15	$10,034	$10,360	$10,002
4/30/15	$10,042	$10,323	$10,002
5/31/15	$10,054	$10,298	$10,002
6/30/15	$10,053	$10,186	$10,002
7/31/15	$10,056	$10,257	$10,002
8/31/15	$10,053	$10,242	$10,003
9/30/15	$10,037	$10,311	$10,003
10/31/15	$10,052	$10,313	$10,003
11/30/15	$10,060	$10,286	$10,003
12/31/15	$10,056	$10,252	$10,004
1/31/16	$10,062	$10,393	$10,005
2/29/16	$10,057	$10,467	$10,007
3/31/16	$10,091	$10,563	$10,009
4/30/16	$10,124	$10,604	$10,012
5/31/16	$10,146	$10,607	$10,014
6/30/16	$10,156	$10,797	$10,016
7/31/16	$10,179	$10,865	$10,018
8/31/16	$10,205	$10,853	$10,021
9/30/16	$10,218	$10,847	$10,023
10/31/16	$10,235	$10,764	$10,025
11/30/16	$10,246	$10,509	$10,028
12/31/16	$10,257	$10,524	$10,031
1/31/17	$10,277	$10,544	$10,035
2/28/17	$10,300	$10,615	$10,039
3/31/17	$10,316	$10,610	$10,043
4/30/17	$10,331	$10,692	$10,048
5/31/17	$10,347	$10,774	$10,054
6/30/17	$10,364	$10,763	$10,062
7/31/17	$10,382	$10,809	$10,070
8/31/17	$10,398	$10,906	$10,079
9/30/17	$10,415	$10,854	$10,087
10/31/17	$10,433	$10,861	$10,096
11/30/17	$10,439	$10,847	$10,105
12/31/17	$10,451	$10,897	$10,116
1/31/18	$10,463	$10,771	$10,127
2/28/18	$10,472	$10,669	$10,138
3/31/18	$10,483	$10,737	$10,151
4/30/18	$10,502	$10,658	$10,164
5/31/18	$10,525	$10,734	$10,180
6/30/18	$10,540	$10,720	$10,195
7/31/18	$10,563	$10,723	$10,212
8/31/18	$10,589	$10,792	$10,229
9/30/18	$10,607	$10,722	$10,246
10/31/18	$10,623	$10,638	$10,265
11/30/18	$10,628	$10,701	$10,284
12/31/18	$10,631	$10,898	$10,304
1/31/19	$10,678	$11,014	$10,325
2/28/19	$10,712	$11,007	$10,344
3/31/19	$10,747	$11,219	$10,365
4/30/19	$10,782	$11,221	$10,386
5/31/19	$10,811	$11,421	$10,408
6/30/19	$10,839	$11,564	$10,429
7/31/19	$10,866	$11,589	$10,450
8/31/19	$10,890	$11,890	$10,470
9/30/19	$10,913	$11,826	$10,488
10/31/19	$10,940	$11,862	$10,505
11/30/19	$10,960	$11,856	$10,521
12/31/19	$10,982	$11,848	$10,536
1/31/20	$11,021	$12,076	$10,550
2/29/20	$11,039	$12,293	$10,564
3/31/20	$10,764	$12,221	$10,577
4/30/20	$10,929	$12,438	$10,586
5/31/20	$11,008	$12,496	$10,590
6/30/20	$11,079	$12,575	$10,591
7/31/20	$11,107	$12,762	$10,592
8/31/20	$11,125	$12,659	$10,594
9/30/20	$11,132	$12,652	$10,595
10/31/20	$11,140	$12,596	$10,596
11/30/20	$11,150	$12,720	$10,596
12/31/20	$11,161	$12,737	$10,597
1/31/21	$11,173	$12,646	$10,598
2/28/21	$11,170	$12,463	$10,599
3/31/21	$11,158	$12,308	$10,599
4/30/21	$11,168	$12,405	$10,600
5/31/21	$11,178	$12,445	$10,600
6/30/21	$11,177	$12,533	$10,600
7/31/21	$11,185	$12,673	$10,600
8/31/21	$11,187	$12,649	$10,600
9/30/21	$11,185	$12,539	$10,601
10/31/21	$11,172	$12,536	$10,601
11/30/21	$11,166	$12,573	$10,602
12/31/21	$11,161	$12,541	$10,602
1/31/22	$11,135	$12,271	$10,603
2/28/22	$11,108	$12,134	$10,603
3/31/22	$11,018	$11,797	$10,605
4/30/22	$10,984	$11,349	$10,608
5/31/22	$10,985	$11,422	$10,613
6/30/22	$10,932	$11,243	$10,620
7/31/22	$10,964	$11,518	$10,631
8/31/22	$10,982	$11,192	$10,647
9/30/22	$10,955	$10,709	$10,668
10/31/22	$10,936	$10,570	$10,694
11/30/22	$10,999	$10,959	$10,725
12/31/22	$11,054	$10,909	$10,761
1/31/23	$11,150	$11,245	$10,801
2/28/23	$11,174	$10,954	$10,839
3/31/23	$11,195	$11,232	$10,882
4/30/23	$11,252	$11,300	$10,925
5/31/23	$11,314	$11,177	$10,972
6/30/23	$11,379	$11,137	$11,018
7/31/23	$11,448	$11,130	$11,069
8/31/23	$11,509	$11,059	$11,120
9/30/23	$11,568	$10,778	$11,170
10/31/23	$11,621	$10,607	$11,223
11/30/23	$11,676	$11,088	$11,274
12/31/23	$11,739	$11,512	$11,327
1/31/24	$11,808	$11,481	$11,380
2/29/24	$11,865	$11,318	$11,430
3/31/24	$11,931	$11,423	$11,482
4/30/24	$11,986	$11,134	$11,534
5/31/24	$12,048	$11,323	$11,588
6/30/24	$12,099	$11,430	$11,640

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)	6.33%	2.22%	1.92%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at Market Price)	6.36%	2.23%	1.93%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$12,049,316
# of Portfolio Holdings	829
Portfolio Turnover Rate	57%
Total Net Management Fees Paid During the Reporting Period	$36,569
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	53.5%
Asset-Backed Securities	26.4%
U.S. Government Agencies	4.8%
Non-Agency Mortgage-Backed Securities	3.4%
Sovereign Issues	2.0%
Short-Term Instruments	10.9%
Other Investments	0.0%
Other Assets and Liabilities, Net	(1.0%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

MINT  | Principal Listing Exchange: NYSE Arca

ETF4750ARTSR_063024

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

MUNI  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	$36	0.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

• Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

• Security selection within the housing sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

• Yield curve strategies detracted from performance, as rates broadly rose.

• Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

• Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,015	$10,018	$10,019
8/31/14	$10,105	$10,139	$10,113
9/30/14	$10,098	$10,149	$10,113
10/31/14	$10,137	$10,219	$10,166
11/30/14	$10,145	$10,236	$10,177
12/31/14	$10,178	$10,288	$10,204
1/31/15	$10,348	$10,470	$10,359
2/28/15	$10,226	$10,362	$10,268
3/31/15	$10,261	$10,392	$10,290
4/30/15	$10,205	$10,338	$10,252
5/31/15	$10,164	$10,309	$10,223
6/30/15	$10,145	$10,300	$10,222
7/31/15	$10,192	$10,375	$10,284
8/31/15	$10,211	$10,395	$10,303
9/30/15	$10,280	$10,470	$10,376
10/31/15	$10,340	$10,512	$10,416
11/30/15	$10,377	$10,554	$10,438
12/31/15	$10,441	$10,628	$10,492
1/31/16	$10,566	$10,755	$10,617
2/29/16	$10,575	$10,771	$10,636
3/31/16	$10,590	$10,806	$10,646
4/30/16	$10,659	$10,885	$10,710
5/31/16	$10,665	$10,915	$10,715
6/30/16	$10,806	$11,088	$10,847
7/31/16	$10,815	$11,095	$10,862
8/31/16	$10,839	$11,110	$10,866
9/30/16	$10,815	$11,054	$10,827
10/31/16	$10,719	$10,938	$10,739
11/30/16	$10,357	$10,531	$10,393
12/31/16	$10,421	$10,654	$10,494
1/31/17	$10,468	$10,724	$10,567
2/28/17	$10,525	$10,799	$10,638
3/31/17	$10,559	$10,822	$10,656
4/30/17	$10,638	$10,901	$10,732
5/31/17	$10,757	$11,074	$10,873
6/30/17	$10,732	$11,034	$10,831
7/31/17	$10,800	$11,123	$10,910
8/31/17	$10,886	$11,208	$10,983
9/30/17	$10,852	$11,151	$10,932
10/31/17	$10,878	$11,178	$10,947
11/30/17	$10,819	$11,118	$10,858
12/31/17	$10,894	$11,235	$10,948
1/31/18	$10,803	$11,102	$10,853
2/28/18	$10,766	$11,069	$10,825
3/31/18	$10,789	$11,110	$10,849
4/30/18	$10,758	$11,070	$10,820
5/31/18	$10,852	$11,197	$10,921
6/30/18	$10,867	$11,207	$10,940
7/31/18	$10,899	$11,234	$10,975
8/31/18	$10,920	$11,263	$10,995
9/30/18	$10,863	$11,190	$10,934
10/31/18	$10,801	$11,121	$10,889
11/30/18	$10,903	$11,244	$11,000
12/31/18	$11,015	$11,379	$11,121
1/31/19	$11,117	$11,465	$11,215
2/28/19	$11,185	$11,526	$11,270
3/31/19	$11,319	$11,708	$11,401
4/30/19	$11,354	$11,752	$11,424
5/31/19	$11,514	$11,914	$11,563
6/30/19	$11,563	$11,958	$11,610
7/31/19	$11,650	$12,055	$11,702
8/31/19	$11,796	$12,245	$11,838
9/30/19	$11,718	$12,147	$11,742
10/31/19	$11,730	$12,168	$11,772
11/30/19	$11,750	$12,199	$11,800
12/31/19	$11,790	$12,236	$11,837
1/31/20	$11,963	$12,456	$12,019
2/29/20	$12,076	$12,617	$12,132
3/31/20	$11,686	$12,159	$11,778
4/30/20	$11,581	$12,006	$11,694
5/31/20	$11,929	$12,388	$12,026
6/30/20	$12,033	$12,490	$12,096
7/31/20	$12,211	$12,701	$12,265
8/31/20	$12,185	$12,641	$12,224
9/30/20	$12,184	$12,644	$12,234
10/31/20	$12,162	$12,606	$12,203
11/30/20	$12,297	$12,796	$12,338
12/31/20	$12,374	$12,874	$12,397
1/31/21	$12,436	$12,956	$12,456
2/28/21	$12,265	$12,750	$12,299
3/31/21	$12,306	$12,829	$12,357
4/30/21	$12,400	$12,936	$12,434
5/31/21	$12,437	$12,975	$12,452
6/30/21	$12,462	$13,010	$12,468
7/31/21	$12,547	$13,118	$12,559
8/31/21	$12,512	$13,070	$12,534
9/30/21	$12,421	$12,976	$12,457
10/31/21	$12,391	$12,938	$12,420
11/30/21	$12,465	$13,048	$12,486
12/31/21	$12,472	$13,069	$12,504
1/31/22	$12,186	$12,711	$12,199
2/28/22	$12,131	$12,666	$12,161
3/31/22	$11,798	$12,255	$11,837
4/30/22	$11,521	$11,916	$11,589
5/31/22	$11,651	$12,093	$11,752
6/30/22	$11,511	$11,895	$11,654
7/31/22	$11,768	$12,210	$11,914
8/31/22	$11,575	$11,942	$11,708
9/30/22	$11,254	$11,484	$11,353
10/31/22	$11,179	$11,388	$11,309
11/30/22	$11,582	$11,921	$11,705
12/31/22	$11,626	$11,955	$11,761
1/31/23	$11,889	$12,298	$12,025
2/28/23	$11,681	$12,020	$11,798
3/31/23	$11,886	$12,287	$12,028
4/30/23	$11,885	$12,259	$11,994
5/31/23	$11,805	$12,153	$11,888
6/30/23	$11,886	$12,274	$11,978
7/31/23	$11,914	$12,323	$12,025
8/31/23	$11,819	$12,146	$11,904
9/30/23	$11,567	$11,790	$11,637
10/31/23	$11,479	$11,689	$11,589
11/30/23	$12,037	$12,431	$12,149
12/31/23	$12,331	$12,720	$12,379
1/31/24	$12,317	$12,655	$12,331
2/29/24	$12,329	$12,671	$12,343
3/31/24	$12,338	$12,671	$12,343
4/30/24	$12,214	$12,514	$12,216
5/31/24	$12,205	$12,477	$12,143
6/30/24	$12,361	$12,669	$12,300

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)	3.99%	1.34%	2.14%
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at Market Price)	3.87%	1.29%	2.13%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
Bloomberg 1-15 Year Municipal Bond Index	2.69%	1.16%	2.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,505,332
# of Portfolio Holdings	432
Portfolio Turnover Rate	29%
Total Net Management Fees Paid During the Reporting Period	$4,346
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	16.5%
Ad Valorem Property Tax	9.6%
Local or Guaranteed Housing	7.5%
Short-Term Instruments	6.7%
Electric Power & Light Revenue	6.6%
Natural Gas Revenue	6.0%
Highway Revenue Tolls	5.9%
Income Tax Revenue	5.4%
Water Revenue	4.9%
Industrial Revenue	4.0%
Miscellaneous Revenue	4.0%
Sales Tax Revenue	3.5%
Tobacco Settlement Funded	3.2%
Sewer Revenue	2.7%
Other Investments	14.4%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

MUNI  | Principal Listing Exchange: NYSE Arca

ETF4754ARTSR_063024

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

CORP  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$37	0.36%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection within specialty finance, specifically overweight exposure to a large public alternative asset manager, contributed to performance, as spreads tightened amid positive fee related earning results.

• Security selection within technology, specifically overweight exposure to a semiconductor production company, contributed to performance, as spreads tightened amid positive earnings results driven by artificial intelligence-related demand.

• Security selection within healthcare, specifically overweight exposure to a branded pharmaceutical company, contributed to performance, as spreads tightened amid growth in next-generation products.

• Duration positioning detracted from performance, as interest rates remained volatile.

• Security selection within chemicals, specifically overweight exposure to a corporation focused on pharmaceuticals, detracted from performance, as spreads widened amid weak earnings results.

• Security selection within aerospace and defense, specifically overweight exposure to a commercial aircraft manufacturer and defense contractor, detracted from performance, as spreads widened amid production slowdowns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA US Corporate Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,982	$9,975	$9,988
8/31/14	$10,144	$10,085	$10,131
9/30/14	$9,991	$10,017	$10,005
10/31/14	$10,090	$10,115	$10,098
11/30/14	$10,177	$10,187	$10,162
12/31/14	$10,140	$10,196	$10,148
1/31/15	$10,427	$10,410	$10,426
2/28/15	$10,336	$10,312	$10,339
3/31/15	$10,372	$10,360	$10,377
4/30/15	$10,333	$10,323	$10,322
5/31/15	$10,241	$10,298	$10,270
6/30/15	$10,074	$10,186	$10,102
7/31/15	$10,155	$10,257	$10,156
8/31/15	$10,060	$10,242	$10,088
9/30/15	$10,131	$10,311	$10,141
10/31/15	$10,204	$10,313	$10,195
11/30/15	$10,185	$10,286	$10,172
12/31/15	$10,093	$10,252	$10,084
1/31/16	$10,134	$10,393	$10,128
2/29/16	$10,248	$10,467	$10,203
3/31/16	$10,538	$10,563	$10,480
4/30/16	$10,679	$10,604	$10,622
5/31/16	$10,659	$10,607	$10,615
6/30/16	$10,894	$10,797	$10,847
7/31/16	$11,057	$10,865	$11,004
8/31/16	$11,076	$10,853	$11,034
9/30/16	$11,057	$10,847	$11,002
10/31/16	$10,952	$10,764	$10,911
11/30/16	$10,640	$10,509	$10,619
12/31/16	$10,715	$10,524	$10,685
1/31/17	$10,751	$10,544	$10,729
2/28/17	$10,883	$10,615	$10,851
3/31/17	$10,859	$10,610	$10,837
4/30/17	$10,976	$10,692	$10,945
5/31/17	$11,091	$10,774	$11,073
6/30/17	$11,133	$10,763	$11,100
7/31/17	$11,221	$10,809	$11,183
8/31/17	$11,302	$10,906	$11,277
9/30/17	$11,280	$10,854	$11,252
10/31/17	$11,328	$10,861	$11,297
11/30/17	$11,304	$10,847	$11,281
12/31/17	$11,399	$10,897	$11,377
1/31/18	$11,300	$10,771	$11,272
2/28/18	$11,104	$10,669	$11,104
3/31/18	$11,117	$10,737	$11,128
4/30/18	$11,013	$10,658	$11,033
5/31/18	$11,049	$10,734	$11,082
6/30/18	$11,007	$10,720	$11,023
7/31/18	$11,107	$10,723	$11,104
8/31/18	$11,153	$10,792	$11,165
9/30/18	$11,125	$10,722	$11,128
10/31/18	$10,957	$10,638	$10,978
11/30/18	$10,932	$10,701	$10,957
12/31/18	$11,091	$10,898	$11,122
1/31/19	$11,350	$11,014	$11,354
2/28/19	$11,383	$11,007	$11,395
3/31/19	$11,683	$11,219	$11,679
4/30/19	$11,747	$11,221	$11,744
5/31/19	$11,899	$11,421	$11,912
6/30/19	$12,179	$11,564	$12,186
7/31/19	$12,259	$11,589	$12,266
8/31/19	$12,632	$11,890	$12,639
9/30/19	$12,561	$11,826	$12,560
10/31/19	$12,632	$11,862	$12,637
11/30/19	$12,661	$11,856	$12,665
12/31/19	$12,694	$11,848	$12,705
1/31/20	$13,004	$12,076	$13,029
2/29/20	$13,136	$12,293	$13,180
3/31/20	$12,236	$12,221	$12,241
4/30/20	$12,845	$12,438	$12,835
5/31/20	$13,087	$12,496	$13,069
6/30/20	$13,368	$12,575	$13,338
7/31/20	$13,779	$12,762	$13,758
8/31/20	$13,595	$12,659	$13,578
9/30/20	$13,551	$12,652	$13,552
10/31/20	$13,510	$12,596	$13,522
11/30/20	$13,893	$12,720	$13,898
12/31/20	$13,963	$12,737	$13,962
1/31/21	$13,798	$12,646	$13,816
2/28/21	$13,569	$12,463	$13,594
3/31/21	$13,336	$12,308	$13,357
4/30/21	$13,487	$12,405	$13,507
5/31/21	$13,568	$12,445	$13,586
6/30/21	$13,808	$12,533	$13,814
7/31/21	$13,987	$12,673	$13,996
8/31/21	$13,948	$12,649	$13,964
9/30/21	$13,800	$12,539	$13,825
10/31/21	$13,821	$12,536	$13,851
11/30/21	$13,826	$12,573	$13,853
12/31/21	$13,813	$12,541	$13,819
1/31/22	$13,385	$12,271	$13,398
2/28/22	$13,131	$12,134	$13,116
3/31/22	$12,803	$11,797	$12,760
4/30/22	$12,146	$11,349	$12,115
5/31/22	$12,233	$11,422	$12,190
6/30/22	$11,907	$11,243	$11,880
7/31/22	$12,290	$11,518	$12,232
8/31/22	$11,944	$11,192	$11,913
9/30/22	$11,359	$10,709	$11,303
10/31/22	$11,231	$10,570	$11,177
11/30/22	$11,786	$10,959	$11,727
12/31/22	$11,737	$10,909	$11,702
1/31/23	$12,210	$11,245	$12,157
2/28/23	$11,853	$10,954	$11,803
3/31/23	$12,192	$11,232	$12,105
4/30/23	$12,294	$11,300	$12,208
5/31/23	$12,134	$11,177	$12,046
6/30/23	$12,159	$11,137	$12,080
7/31/23	$12,209	$11,130	$12,133
8/31/23	$12,129	$11,059	$12,050
9/30/23	$11,831	$10,778	$11,754
10/31/23	$11,617	$10,607	$11,540
11/30/23	$12,270	$11,088	$12,191
12/31/23	$12,768	$11,512	$12,685
1/31/24	$12,782	$11,481	$12,703
2/29/24	$12,596	$11,318	$12,526
3/31/24	$12,739	$11,423	$12,674
4/30/24	$12,445	$11,134	$12,379
5/31/24	$12,676	$11,323	$12,609
6/30/24	$12,759	$11,430	$12,689

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)	4.93%	0.93%	2.47%
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at Market Price)	4.81%	0.91%	2.47%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA US Corporate Index	5.04%	0.81%	2.41%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,129,828
# of Portfolio Holdings	1,428
Portfolio Turnover Rate	23%
Total Net Management Fees Paid During the Reporting Period	$1,941
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Industrials	42.2%
Banking & Finance	39.7%
Utilities	12.9%
U.S. Treasury Obligations	8.2%
Short-Term Instruments	0.4%
Sovereign Issues	0.1%
Other Investments	0.4%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

CORP  | Principal Listing Exchange: NYSE Arca

ETF4760ARTSR_063024

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

MINO  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	$40	0.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection within the special tax sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

• Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

• Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

• Security selection within the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

• Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the broader municipal market.

• There are no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index).  The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index
9/8/2021	$10,000	$10,000
9/30/2021	$9,918	$9,932
10/31/2021	$9,886	$9,903
11/30/2021	$9,998	$9,987
12/31/2021	$10,031	$10,003
1/31/2022	$9,714	$9,730
2/28/2022	$9,648	$9,695
3/31/2022	$9,322	$9,381
4/30/2022	$9,032	$9,121
5/31/2022	$9,143	$9,257
6/30/2022	$8,911	$9,105
7/31/2022	$9,192	$9,346
8/31/2022	$8,997	$9,141
9/30/2022	$8,669	$8,790
10/31/2022	$8,542	$8,717
11/30/2022	$8,974	$9,124
12/31/2022	$8,983	$9,151
1/31/2023	$9,274	$9,413
2/28/2023	$9,084	$9,201
3/31/2023	$9,218	$9,405
4/30/2023	$9,288	$9,383
5/31/2023	$9,238	$9,302
6/30/2023	$9,345	$9,395
7/31/2023	$9,381	$9,432
8/31/2023	$9,304	$9,296
9/30/2023	$9,065	$9,024
10/31/2023	$8,939	$8,947
11/30/2023	$9,501	$9,515
12/31/2023	$9,753	$9,736
1/31/2024	$9,771	$9,687
2/29/2024	$9,816	$9,699
3/31/2024	$9,841	$9,699
4/30/2024	$9,750	$9,579
5/31/2024	$9,769	$9,551
6/30/2024	$9,910	$9,697

The table below shows the average annual total returns of the Fund and a regulatory index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 9/8/21
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)	6.05%	(0.32%)
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at Market Price)	6.09%	(0.32%)
Bloomberg Municipal Bond Index	3.21%	(1.09%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$158,121
# of Portfolio Holdings	250
Portfolio Turnover Rate	39%
Total Net Management Fees Paid During the Reporting Period	$426
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	17.2%
Local or Guaranteed Housing	9.0%
Port, Airport & Marina Revenue	8.7%
Electric Power & Light Revenue	7.7%
Ad Valorem Property Tax	7.2%
Miscellaneous Revenue	5.5%
Industrial Revenue	4.1%
Short-Term Instruments	4.0%
Sales Tax Revenue	3.8%
Natural Gas Revenue	3.7%
Tobacco Settlement Funded	3.7%
Highway Revenue Tolls	3.7%
Water Revenue	3.6%
Income Tax Revenue	3.6%
Other Investments	16.4%
Other Assets and Liabilities, Net	(1.9%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

MINO  | Principal Listing Exchange: NYSE Arca

ETF4764ARTSR_063024

PIMCO Senior Loan Active Exchange-Traded Fund

LONZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Senior Loan Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Senior Loan Active Exchange-Traded Fund	$64	0.61%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Duration positioning contributed to performance, as rates rose.

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed the broader market.

• Security selection within the wirelines sector, particularly underweight exposure to a large telecommunication services provider,

    contributed to performance, as prices fell.

• Security selection within the healthcare sector, particularly underweight exposure to a specialty pharmaceutical company, detracted from performance, as prices rose.

• Security selection within the building materials sector, particularly overweight exposure to a specialty hardware company, detracted from performance, as prices fell.

• Security selection within the cable and satellite sector, particularly overweight exposure to a French cable operator, detracted from performance, as prices fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	iBoxx USD Liquid Leveraged Loans Index
6/8/2022	$10,000	$10,000	$10,000
6/30/2022	$9,636	$9,915	$9,665
7/31/2022	$9,918	$10,157	$9,940
8/31/2022	$10,028	$9,870	$10,044
9/30/2022	$9,810	$9,444	$9,799
10/31/2022	$9,912	$9,321	$9,939
11/30/2022	$10,022	$9,664	$10,037
12/31/2022	$10,082	$9,621	$10,109
1/31/2023	$10,322	$9,917	$10,375
2/28/2023	$10,384	$9,660	$10,405
3/31/2023	$10,385	$9,906	$10,442
4/30/2023	$10,469	$9,966	$10,560
5/31/2023	$10,456	$9,857	$10,497
6/30/2023	$10,690	$9,822	$10,731
7/31/2023	$10,835	$9,815	$10,854
8/31/2023	$10,954	$9,752	$10,960
9/30/2023	$11,014	$9,505	$11,026
10/31/2023	$10,985	$9,355	$11,001
11/30/2023	$11,179	$9,778	$11,121
12/31/2023	$11,389	$10,153	$11,303
1/31/2024	$11,411	$10,125	$11,317
2/29/2024	$11,538	$9,982	$11,443
3/31/2024	$11,657	$10,074	$11,549
4/30/2024	$11,735	$9,819	$11,629
5/31/2024	$11,848	$9,986	$11,720
6/30/2024	$11,876	$10,080	$11,745

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 6/8/22
PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)	11.09%	8.70%
PIMCO Senior Loan Active Exchange-Traded Fund (at Market Price)	11.15%	8.76%
Bloomberg U.S. Aggregate Index	2.63%	0.54%
iBoxx USD Liquid Leveraged Loans Index	9.45%	8.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$392,348
# of Portfolio Holdings	302
Portfolio Turnover Rate	65%
Total Net Management Fees Paid During the Reporting Period	$1,565
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Loan Participations and Assignments	85.6%
Corporate Bonds & Notes	2.8%
Short-Term Instruments	34.4%
Other Investments	0.4%
Other Assets and Liabilities, Net	(23.2%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Senior Loan Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

LONZ  | Principal Listing Exchange: NYSE Arca

ETF4774ARTSR_063024

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

SMMU  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	$36	0.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

• Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

• Tactical allocation to taxable municipals contributed to performance, as taxable municipals outperformed the broader municipal market.

• Overweight exposure to a select duration position detracted from performance, as rates broadly rose.

• Select exposure within the water and sewer sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

• Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,004	$10,018	$10,000
8/31/14	$10,024	$10,139	$10,007
9/30/14	$10,020	$10,149	$10,007
10/31/14	$10,031	$10,219	$10,011
11/30/14	$10,032	$10,236	$10,017
12/31/14	$10,011	$10,288	$10,012
1/31/15	$10,062	$10,470	$10,031
2/28/15	$10,041	$10,362	$10,034
3/31/15	$10,041	$10,392	$10,034
4/30/15	$10,036	$10,338	$10,035
5/31/15	$10,023	$10,309	$10,034
6/30/15	$10,037	$10,300	$10,034
7/31/15	$10,059	$10,375	$10,048
8/31/15	$10,066	$10,395	$10,064
9/30/15	$10,087	$10,470	$10,077
10/31/15	$10,111	$10,512	$10,087
11/30/15	$10,096	$10,554	$10,074
12/31/15	$10,100	$10,628	$10,073
1/31/16	$10,142	$10,755	$10,104
2/29/16	$10,166	$10,771	$10,120
3/31/16	$10,151	$10,806	$10,105
4/30/16	$10,175	$10,885	$10,116
5/31/16	$10,169	$10,915	$10,122
6/30/16	$10,205	$11,088	$10,139
7/31/16	$10,222	$11,095	$10,157
8/31/16	$10,223	$11,110	$10,142
9/30/16	$10,199	$11,054	$10,120
10/31/16	$10,185	$10,938	$10,127
11/30/16	$10,066	$10,531	$10,083
12/31/16	$10,075	$10,654	$10,103
1/31/17	$10,127	$10,724	$10,140
2/28/17	$10,179	$10,799	$10,173
3/31/17	$10,188	$10,822	$10,173
4/30/17	$10,214	$10,901	$10,189
5/31/17	$10,260	$11,074	$10,208
6/30/17	$10,243	$11,034	$10,200
7/31/17	$10,285	$11,123	$10,224
8/31/17	$10,326	$11,208	$10,247
9/30/17	$10,305	$11,151	$10,235
10/31/17	$10,306	$11,178	$10,236
11/30/17	$10,257	$11,118	$10,190
12/31/17	$10,274	$11,235	$10,196
1/31/18	$10,277	$11,102	$10,225
2/28/18	$10,275	$11,069	$10,242
3/31/18	$10,273	$11,110	$10,235
4/30/18	$10,259	$11,070	$10,225
5/31/18	$10,304	$11,197	$10,259
6/30/18	$10,328	$11,207	$10,295
7/31/18	$10,349	$11,234	$10,317
8/31/18	$10,355	$11,263	$10,313
9/30/18	$10,335	$11,190	$10,293
10/31/18	$10,328	$11,121	$10,302
11/30/18	$10,370	$11,244	$10,335
12/31/18	$10,415	$11,379	$10,373
1/31/19	$10,464	$11,465	$10,406
2/28/19	$10,494	$11,526	$10,429
3/31/19	$10,548	$11,708	$10,458
4/30/19	$10,560	$11,752	$10,466
5/31/19	$10,622	$11,914	$10,505
6/30/19	$10,656	$11,958	$10,537
7/31/19	$10,702	$12,055	$10,572
8/31/19	$10,740	$12,245	$10,587
9/30/19	$10,713	$12,147	$10,564
10/31/19	$10,737	$12,168	$10,595
11/30/19	$10,754	$12,199	$10,613
12/31/19	$10,773	$12,236	$10,629
1/31/20	$10,833	$12,456	$10,666
2/29/20	$10,868	$12,617	$10,688
3/31/20	$10,754	$12,159	$10,635
4/30/20	$10,728	$12,006	$10,659
5/31/20	$10,880	$12,388	$10,765
6/30/20	$10,937	$12,490	$10,764
7/31/20	$10,993	$12,701	$10,791
8/31/20	$10,998	$12,641	$10,793
9/30/20	$11,007	$12,644	$10,801
10/31/20	$11,003	$12,606	$10,793
11/30/20	$11,046	$12,796	$10,806
12/31/20	$11,078	$12,874	$10,816
1/31/21	$11,108	$12,956	$10,834
2/28/21	$11,068	$12,750	$10,830
3/31/21	$11,083	$12,829	$10,838
4/30/21	$11,110	$12,936	$10,845
5/31/21	$11,115	$12,975	$10,850
6/30/21	$11,118	$13,010	$10,849
7/31/21	$11,144	$13,118	$10,863
8/31/21	$11,137	$13,070	$10,860
9/30/21	$11,108	$12,976	$10,849
10/31/21	$11,099	$12,938	$10,847
11/30/21	$11,111	$13,048	$10,850
12/31/21	$11,108	$13,069	$10,849
1/31/22	$10,998	$12,711	$10,777
2/28/22	$10,971	$12,666	$10,763
3/31/22	$10,840	$12,255	$10,674
4/30/22	$10,739	$11,916	$10,631
5/31/22	$10,813	$12,093	$10,712
6/30/22	$10,781	$11,895	$10,715
7/31/22	$10,879	$12,210	$10,773
8/31/22	$10,794	$11,942	$10,688
9/30/22	$10,665	$11,484	$10,595
10/31/22	$10,643	$11,388	$10,609
11/30/22	$10,809	$11,921	$10,731
12/31/22	$10,841	$11,955	$10,726
1/31/23	$10,966	$12,298	$10,816
2/28/23	$10,879	$12,020	$10,725
3/31/23	$10,989	$12,287	$10,840
4/30/23	$10,986	$12,259	$10,808
5/31/23	$10,964	$12,153	$10,797
6/30/23	$11,014	$12,274	$10,848
7/31/23	$11,042	$12,323	$10,871
8/31/23	$11,043	$12,146	$10,883
9/30/23	$10,973	$11,790	$10,838
10/31/23	$10,977	$11,689	$10,868
11/30/23	$11,200	$12,431	$11,026
12/31/23	$11,323	$12,720	$11,090
1/31/24	$11,327	$12,655	$11,086
2/29/24	$11,348	$12,671	$11,103
3/31/24	$11,359	$12,671	$11,103
4/30/24	$11,327	$12,514	$11,104
5/31/24	$11,336	$12,477	$11,131
6/30/24	$11,423	$12,669	$11,194

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)	3.71%	1.40%	1.34%
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at Market Price)	3.79%	1.38%	1.34%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
Bloomberg 1-Year Municipal Bond Index	3.19%	1.22%	1.13%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$586,508
# of Portfolio Holdings	252
Portfolio Turnover Rate	29%
Total Net Management Fees Paid During the Reporting Period	$1,921
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	17.3%
Electric Power & Light Revenue	11.7%
Ad Valorem Property Tax	10.3%
Short-Term Instruments	7.1%
Natural Gas Revenue	6.6%
General Fund	5.4%
Highway Revenue Tolls	4.7%
Sales Tax Revenue	4.2%
Industrial Revenue	4.1%
Water Revenue	4.1%
Income Tax Revenue	3.1%
College & University Revenue	3.1%
Economic Development Revenue	2.9%
Local or Guaranteed Housing	2.3%
Other Investments	16.3%
Other Assets and Liabilities, Net	(3.2%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2024

SMMU  | Principal Listing Exchange: NYSE Arca

ETF4753ARTSR_063024

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	June 30, 2024	$ 863,095
	June 30, 2023	$ 735,393

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	June 30, 2024	$ —
	June 30, 2023	$ —

(c)	Fiscal Year Ended	Tax Fees(2)
	June 30, 2024	$ —
	June 30, 2023	$ —

(d)	Fiscal Year Ended	All Other Fees(3)
	June 30, 2024	$ —
	June 30, 2023	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO ETF Trust (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “Tax Fees” for the last two fiscal years.
(3)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	June 30, 2024	June 30, 2023
PIMCO ETF Trust	$—	$—
Pacific Investment Management Company LLC (“PIMCO”)	12,040,579	37,330,351

Totals	$12,040,579	$37,330,351

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee (known as the Audit Oversight Committee) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Oversight Committee is comprised of:

George E. Borst

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

PIMCO ETF Trust

(b)	Not applicable.

PIMCO ETF TRUST

Annual Financial and Other Information

June 30, 2024

Index Exchange-Traded Funds

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund | ZROZ | NYSE Arca

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund | STPZ | NYSE Arca

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund | LTPZ | NYSE Arca

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund | TIPZ | NYSE Arca

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | HYS | NYSE Arca

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund | CORP | NYSE Arca

Actively-Managed Exchange-Traded Funds

PIMCO Active Bond Exchange-Traded Fund | BOND | NYSE

PIMCO Enhanced Low Duration Active Exchange-Traded Fund | LDUR | NYSE Arca

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund | EMNT | NYSE Arca

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund | MINT | NYSE Arca

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund | MUNI | NYSE Arca

PIMCO Multisector Bond Active Exchange-Traded Fund | PYLD | NYSE Arca

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund | MINO | NYSE Arca

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund | PRFD | NYSE Arca

PIMCO Senior Loan Active Exchange-Traded Fund | LONZ | NYSE Arca

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund | SMMU | NYSE Arca

PIMCO Ultra Short Government Active Exchange-Traded Fund | BILZ | NYSE Arca

PIMCO Commodity Strategy Active Exchange-Traded Fund | CMDT | NYSE Arca

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus.

Important Information About the Funds

PIMCO ETF Trust (the “Trust”) is an open-end management investment company that includes the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund, which are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (collectively, the “Index Funds”). Each Index Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of instruments such that the portfolio effectively provides exposure to the underlying index. An Index Fund may not track its underlying index with the same degree of accuracy as a fund that replicates the composition and weighting of the underlying index. The PIMCO Active Bond Exchange-Traded Fund, PIMCO Enhanced Low Duration Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund, PIMCO Ultra Short Government Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund, unlike the Index Funds, are actively managed ETFs that do not seek to track the performance of a specified index (collectively, the “Active Funds” and together with the Index Funds, a “Fund” or the “Funds”). Shares of the Funds, except PIMCO Active Bond Exchange-Traded Fund, are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”), and the shares of the PIMCO Active Bond Exchange-Traded Fund are listed and traded at market prices on the New York Stock Exchange (“NYSE”), each a national securities exchange, and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Funds are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, there could be increased sales of shares, which, among other things, could further reduce the market price for a Fund’s shares.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectuses, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class,

2	PIMCO ETF TRUST

sector or geographical classifications. The Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of a Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on a Fund, or on certain instruments in which a

Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

Engaging in a responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that a Fund, to the extent a fund engages in a responsible investment strategy, may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect a Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized or any judgment exercised in pursuing a responsible investment strategy will reflect the beliefs or values of any particular investor. In evaluating a company, the information and data obtained through voluntary or third-party reporting may be incomplete, inaccurate or unavailable, which could cause an incorrect assessment of a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). Socially responsible norms differ by region, and a company’s ESG practices or the assessment of a company’s ESG practices may change over time.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the Funds	(Cont.)

and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	10/30/09	Diversified
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	08/20/09	Diversified
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	06/16/11	Diversified
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	09/20/10	Diversified
PIMCO Active Bond Exchange-Traded Fund	02/29/12	Diversified
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	01/22/14	Diversified
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	12/10/19	Diversified
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	11/16/09	Diversified
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	11/30/09	Diversified
PIMCO Multisector Bond Active Exchange-Traded Fund	06/21/23	Diversified
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	09/08/21	Diversified
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	01/18/23	Diversified
PIMCO Senior Loan Active Exchange-Traded Fund	06/08/22	Diversified
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	02/01/10	Diversified
PIMCO Ultra Short Government Active Exchange-Traded Fund	06/21/23	Diversified
PIMCO Commodity Strategy Active Exchange-Traded Fund	05/09/23	Non-diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

On each business day, before commencement of trading on NYSE Arca, each Fund will disclose on www.pimcoetfs.com the identities and quantities of the Fund’s portfolio holdings. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the SAI for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF and are available on the Funds’ website at www.pimcoetfs.com.

4	PIMCO ETF TRUST

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimcoetfs.com, and will be made available, upon request, by calling PIMCO at (888) 400-4ETF.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

06/30/2024	$91.83	$3.22	$(16.84)	$(13.62)	$(3.04)	$0.00	$0.00	$(3.04)

06/30/2023	108.27	3.12	(16.97)	(13.85)	(2.59)	0.00	0.00	(2.59)

06/30/2022	145.38	2.59	(37.32)	(34.73)	(2.38)	0.00	0.00	(2.38)

06/30/2021	173.14	2.49	(27.75)	(25.26)	(2.50)	0.00	0.00	(2.50)

06/30/2020	128.17	2.99	45.06	48.05	(3.08)	0.00	0.00	(3.08)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

06/30/2024	$50.30	$1.12	$1.37	$2.49	$(1.14)	$0.00	$0.00	$(1.14)

06/30/2023	52.31	1.66	(2.01)	(0.35)	(1.66)	0.00	0.00	(1.66)

06/30/2022	55.05	2.97	(2.83)	0.14	(2.88)	0.00	0.00	(2.88)

06/30/2021	53.21	1.85	1.35	3.20	(1.36)	0.00	0.00	(1.36)

06/30/2020	52.62	0.26	1.56	1.82	(1.07)	0.00	(0.16)	(1.23)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

06/30/2024	$60.01	$2.34	$(5.85)	$(3.51)	$(2.41)	$0.00	$0.00	$(2.41)

06/30/2023	65.19	3.08	(5.12)	(2.04)	(3.14)	0.00	0.00	(3.14)

06/30/2022	86.49	4.78	(21.26)	(16.48)	(4.82)	0.00	0.00	(4.82)

06/30/2021	83.31	2.10	2.85	4.95	(1.77)	0.00	0.00	(1.77)

06/30/2020	69.61	0.19	15.22	15.41	(1.71)	0.00	0.00	(1.71)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

06/30/2024	$54.08	$2.54	$(1.39)	$1.15	$(2.71)	$0.00	$0.00	$(2.71)

06/30/2023	57.62	3.34	(3.90)	(0.56)	(2.98)	0.00	0.00	(2.98)

06/30/2022	65.77	3.65	(7.47)	(3.82)	(3.79)	(0.54)	0.00	(4.33)

06/30/2021	63.20	2.07	1.89	3.96	(1.39)	0.00	0.00	(1.39)

06/30/2020	59.46	0.22	4.82	5.04	(1.09)	0.00	(0.21)	(1.30)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

06/30/2024	$90.98	$6.35	$2.01	$8.36	$(6.48)	$0.00	$0.00	$(6.48)

06/30/2023	88.56	5.18	2.56	7.74	(5.32)	0.00	0.00	(5.32)

06/30/2022	99.99	3.33	(11.31)	(7.98)	(3.45)	0.00	0.00	(3.45)

06/30/2021	91.45	3.70	9.16	12.86	(4.32)	0.00	0.00	(4.32)

06/30/2020	100.71	4.08	(8.54)	(4.46)	(4.80)	0.00	0.00	(4.80)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

06/30/2024	$94.77	$4.27	$0.27	$4.54	$(4.21)	$0.00	$0.00	$(4.21)

06/30/2023	96.33	3.67	(1.69)	1.98	(3.54)	0.00	0.00	(3.54)

06/30/2022	114.60	2.64	(18.11)	(15.47)	(2.72)	(0.08)	0.00	(2.80)

06/30/2021	114.04	2.92	0.79	3.71	(3.01)	(0.14)	0.00	(3.15)

06/30/2020	107.27	3.40	6.88	10.28	(3.51)	0.00	0.00	(3.51)

PIMCO Active Bond Exchange-Traded Fund

06/30/2024	$91.62	$4.40	$(0.88)	$3.52	$(4.11)	$0.00	$0.00	$(4.11)

06/30/2023	95.16	3.65	(3.80)	(0.15)	(3.39)	0.00	0.00	(3.39)

06/30/2022	111.01	2.52	(15.52)	(13.00)	(2.85)	0.00	0.00	(2.85)

06/30/2021	111.39	2.27	0.16	2.43	(2.81)	0.00	0.00	(2.81)

06/30/2020	107.54	2.88	4.42	7.30	(3.45)	0.00	0.00	(3.45)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

06/30/2024	$93.86	$4.60	$0.68	$5.28	$(4.15)	$0.00	$(0.20)	$(4.35)

06/30/2023	96.16	3.30	(2.83)	0.47	(2.77)	0.00	0.00	(2.77)

06/30/2022	101.78	1.43	(5.87)	(4.44)	(1.18)	0.00	0.00	(1.18)

06/30/2021	101.79	1.16	0.43	1.59	(1.60)	0.00	0.00	(1.60)

06/30/2020	100.15	2.61	2.06	4.67	(3.03)	0.00	0.00	(3.03)

6	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

$75.17	(15.00)%	$1,388,401	0.15%	0.15%	0.15%	0.15%	4.19%	22%

91.83	(12.87)	947,726	0.15	0.15	0.15	0.15	3.30	26

108.27	(24.29)	435,244	0.15	0.15	0.15	0.15	1.90	12

145.38	(14.70)	395,447	0.15	0.15	0.15	0.15	1.59	25

173.14	37.97	375,713	0.15	0.15	0.15	0.15	1.98	14

$51.65	5.01%	$491,717	0.20%	0.20%	0.20%	0.20%	2.23%	25%

50.30	(0.71)	833,417	0.20	0.20	0.20	0.20	3.26	25

52.31	0.18	1,575,509	0.20	0.20	0.20	0.20	5.46	23

55.05	6.07	972,716	0.20	0.20	0.20	0.20	3.40	26

53.21	3.52	628,978	0.20	0.20	0.20	0.20	0.49	30

$54.09	(5.81)%	$706,924	0.20%	0.20%	0.20%	0.20%	4.30%	4%

60.01	(3.33)	670,356	0.20	0.20	0.20	0.20	4.99	5

65.19	(20.04)	620,606	0.20	0.20	0.20	0.20	5.69	4

86.49	6.00	602,828	0.20	0.20	0.20	0.20	2.46	4

83.31	22.47	614,024	0.20	0.20	0.20	0.20	0.25	9

$52.52	2.26%	$98,743	0.20%	0.20%	0.20%	0.20%	4.86%	125%

54.08	(1.06)	131,420	0.20	0.20	0.20	0.20	5.95	213

57.62	(6.25)	194,771	0.20	0.20	0.20	0.20	5.70	177

65.77	6.31	176,261	0.20	0.20	0.20	0.20	3.19	5

63.20	8.61	61,936	0.20	0.20	0.20	0.20	0.35	10

$92.86	9.54%	$1,230,384	0.57%	0.57%	0.55%	0.55%	6.96%	49%

90.98	8.98	1,100,838	0.56	0.56	0.55	0.55	5.71	42

88.56	(8.24)	1,115,806	0.55	0.55	0.55	0.55	3.43	45

99.99	14.35	2,239,839	0.55	0.55	0.55	0.55	3.81	65

91.45	(4.56)	1,156,826	0.56	0.56	0.55	0.55	4.22	36

$95.10	4.93%	$1,129,828	0.36%	0.36%	0.20%	0.20%	4.55%	23%

94.77	2.12	742,059	0.23	0.23	0.20	0.20	3.85	17

96.33	(13.77)	580,883	0.20	0.20	0.20	0.20	2.42	41

114.60	3.29	794,189	0.20	0.20	0.20	0.20	2.55	21

114.04	9.76	659,123	0.20	0.20	0.20	0.20	3.10	18

$91.03	3.98%	$4,326,761	0.69%	0.70%	0.54%	0.55%	4.90%	351%

91.62	(0.13)	3,478,849	0.58	0.58	0.55	0.55	3.93	352

95.16	(11.96)	3,224,915	0.56	0.56	0.55	0.55	2.37	368

111.01	2.20	4,282,895	0.55	0.55	0.55	0.55	2.04	273

111.39	6.92	3,400,704	0.57	0.57	0.55	0.55	2.65	146

$94.79	5.76%	$870,154	0.50%	0.50%	0.46%	0.46%	4.90%	183%

93.86	0.51	1,041,832	0.51	0.51	0.46	0.46	3.47	133

96.16	(4.38)	1,444,341	0.53	0.53	0.46	0.46	1.44	269

101.78	1.57	1,129,706	0.47	0.49	0.44	0.46	1.13	73

101.79	4.77	496,743	0.49	0.56	0.39	0.46	2.61	378

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

06/30/2024	$97.94	$5.10	$0.77	$5.87	$(5.07)	$0.00	$0.00	$(5.07)

06/30/2023	98.43	3.15	0.27	3.42	(3.91)	0.00	0.00	(3.91)

06/30/2022	100.66	0.67	(2.11)	(1.44)	(0.71)	(0.08)	0.00	(0.79)

06/30/2021	100.64	0.74	0.26	1.00	(0.98)	0.00	0.00	(0.98)

12/10/2019 - 06/30/2020	100.00	1.04	0.49	1.53	(0.89)	0.00	0.00	(0.89)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

06/30/2024	$99.78	$5.33	$0.81	$6.14	$(5.28)	$0.00	$0.00	$(5.28)

06/30/2023	99.13	3.48	0.49	3.97	(3.32)	0.00	0.00	(3.32)

06/30/2022	101.99	0.67	(2.90)	(2.23)	(0.62)	(0.01)	0.00	(0.63)

06/30/2021	101.65	0.52	0.39	0.91	(0.57)	0.00	0.00	(0.57)

06/30/2020	101.75	2.06	0.15	2.21	(2.31)	0.00	0.00	(2.31)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

06/30/2024	$51.82	$1.78	$0.25	$2.03	$(1.74)	$0.00	$0.00	$(1.74)

06/30/2023	51.56	1.48	0.17	1.65	(1.39)	0.00	0.00	(1.39)

06/30/2022	56.72	0.92	(5.19)	(4.27)	(0.89)	0.00	0.00	(0.89)

06/30/2021	55.73	0.97	1.00	1.97	(0.98)	0.00	0.00	(0.98)

06/30/2020	54.77	1.24	0.96	2.20	(1.24)	0.00	0.00	(1.24)

PIMCO Multisector Bond Active Exchange-Traded Fund

06/30/2024	$25.02	$1.40	$0.46	$1.86	$(1.30)	$0.00	$0.00	$(1.30)

06/21/2023 - 06/30/2023	25.00	0.04	(0.02)	0.02	0.00	0.00	0.00	0.00

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

06/30/2024	$44.58	$1.85	$0.77	$2.62	$(1.76)	$0.00	$0.00	$(1.76)

06/30/2023	44.06	1.69	0.40	2.09	(1.57)	0.00	0.00	(1.57)

09/08/2021 - 06/30/2022	50.00	0.66	(6.07)	(5.41)	(0.53)	0.00	0.00	(0.53)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

06/30/2024	$46.61	$2.71	$3.09	$5.80	$(2.79)	$0.00	$0.00	$(2.79)

01/18/2023 - 06/30/2023	50.00	1.11	(3.69)	(2.58)	(0.81)	0.00	0.00	(0.81)

PIMCO Senior Loan Active Exchange-Traded Fund

06/30/2024	$49.87	$4.42	$0.88	$5.30	$(4.08)	$0.00	$0.00	$(4.08)

06/30/2023	48.18	3.93	1.18	5.11	(3.42)	0.00	0.00	(3.42)

06/08/2022 - 06/30/2022	50.00	0.06	(1.88)	(1.82)	0.00	0.00	0.00	0.00

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

06/30/2024	$49.57	$1.50	$0.31	$1.81	$(1.51)	$0.00	$0.00	$(1.51)

06/30/2023	49.56	1.12	(0.06)	1.06	(1.05)	0.00	0.00	(1.05)

06/30/2022	51.41	0.34	(1.89)	(1.55)	(0.30)	0.00	0.00	(0.30)

06/30/2021	51.04	0.42	0.42	0.84	(0.47)	0.00	0.00	(0.47)

06/30/2020	50.53	0.81	0.51	1.32	(0.81)	0.00	0.00	(0.81)

PIMCO Ultra Short Government Active Exchange-Traded Fund

06/30/2024	$100.15	$5.28	$0.04	$5.32	$(4.36)	$0.00	$0.00	$(4.36)

06/21/2023 - 06/30/2023	100.00	0.18	(0.03)	0.15	0.00	0.00	0.00	0.00

PIMCO Commodity Strategy Active Exchange-Traded Fund (Consolidated)

06/30/2024	$25.23	$1.21	$1.78	$2.99	$(0.94)	$(0.03)	$0.00	$(0.97)

05/09/2023 - 06/30/2023	25.00	0.18	0.05	0.23	0.00	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(f)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

8	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

$98.74	6.16%	$166,877	0.24%	0.36%	0.24%	0.36%	5.22%	73%

97.94	3.56	150,823	0.24	0.36	0.24	0.36	3.20	53

98.43	(1.43)	184,071	0.25	0.37	0.24	0.36	0.67	75

100.66	0.99	153,000	0.25	0.37	0.25	0.37	0.74	120

100.64	1.54	87,553	0.27 *	0.51 *	0.24 *	0.48 *	1.87 *	102

$100.64	6.33%	$12,049,316	0.35%	0.35%	0.35%	0.35%	5.35%	57%

99.78	4.09	9,257,897	0.35	0.35	0.35	0.35	3.49	35

99.13	(2.20)	11,757,526	0.36	0.36	0.35	0.35	0.67	100

101.99	0.89	14,024,433	0.35	0.35	0.35	0.35	0.51	71

101.65	2.21	13,914,440	0.37	0.37	0.35	0.35	2.03	81

$52.11	3.99%	$1,505,332	0.35%	0.35%	0.35%	0.35%	3.46%	29%

51.82	3.26	981,032	0.35	0.35	0.35	0.35	2.86	47

51.56	(7.63)	847,128	0.35	0.35	0.35	0.35	1.68	50

56.72	3.56	647,152	0.35	0.35	0.35	0.35	1.72	16

55.73	4.06	468,662	0.35	0.35	0.35	0.35	2.25	34

$25.58	7.66%	$1,005,834	0.69%	0.79%	0.55%	0.65%	5.57%	398%

25.02	0.08	65,053	0.55 *	0.82 *	0.55 *	0.82 *	4.29 *	20

$45.44	6.05%	$158,121	0.39%	0.49%	0.39%	0.49%	4.16%	39%

44.58	4.87	74,899	0.39	0.49	0.39	0.49	3.80	84

44.06	(10.89)	42,296	0.40 *	0.68 *	0.40 *	0.68 *	1.71 *	238

$49.62	12.91%	$116,116	0.74%	0.89%	0.69%	0.84%	5.73%	64%

46.61	(5.18)	93,214	0.74 *	1.04 *	0.69 *	0.99 *	5.18 *	22

$51.09	11.09%	$392,348	0.61%	0.74%	0.58%	0.71%	8.78%	65%

49.87	10.94	165,559	0.52	0.72	0.50	0.70	7.98	46

48.18	(3.64)	64,557	0.50 *	0.95 *	0.50 *	0.95 *	1.95 *	0

$49.87	3.71%	$586,508	0.35%	0.35%	0.35%	0.35%	3.04%	29%

49.57	2.16	525,450	0.35	0.35	0.35	0.35	2.26	64

49.56	(3.03)	562,994	0.35	0.35	0.35	0.35	0.67	64

51.41	1.66	452,932	0.35	0.35	0.35	0.35	0.83	27

51.04	2.64	176,581	0.35	0.35	0.35	0.35	1.60	55

$101.11	5.43%	$362,970	0.14%	0.15%	0.14%	0.15%	5.27%	0%

100.15	0.15	13,019	0.14 *	0.69 *	0.14 *	0.69 *	5.01 *	0

$27.25	12.01%	$302,502	0.64%	0.89%	0.63%	0.88%	4.53%	50%

25.23	0.92	198,722	0.64 *	1.13 *	0.63 *	1.12 *	4.10 *	7

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund

Assets:

Investments, at value
Investments in securities*^	$1,388,529	$490,588	$703,855	$98,352	$1,229,014	$1,166,382	$5,196,659
Investments in Affiliates	0	0	0	0	41,111	3,565	81,242
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0	9	117	3,532
Over the counter	0	0	0	0	0	0	5
Cash	19	15	0	0	5,471	0	0
Deposits with counterparty	0	0	0	0	8,859	3,978	6,431
Foreign currency, at value	0	0	0	0	0	1	316
Receivable for investments sold	0	0	8,080	0	5,015	0	11,108
Receivable for TBA investments sold	0	0	0	0	0	0	1,799,811
Receivable for Fund shares sold	11,275	0	0	5,252	0	0	0
Interest and/or dividends receivable	0	1,190	3,216	396	21,214	13,516	36,691
Reimbursement receivable from PIMCO	0	0	0	0	0	0	34
Prepaid expenses	0	0	0	0	0	0	0
Total Assets	1,399,823	491,793	715,151	104,000	1,310,693	1,187,559	7,135,829

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$1,992	$42,036	$150,465
Payable for sale-buyback transactions	0	0	0	0	0	9,995	0
Payable for short sales	0	0	0	0	0	0	484,617
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0	50	79	1,716
Over the counter	0	0	0	0	0	0	514
Payable for investments purchased	11,262	0	0	5,243	35,880	1,681	51,315
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	490	0	0
Payable for TBA investments purchased	0	0	0	0	0	0	2,111,973
Payable for unfunded loan commitments	0	0	0	0	0	0	0
Payable upon return of securities loaned	0	0	0	0	41,384	3,565	0
Deposits from counterparty	0	0	0	0	0	201	6,658
Payable for Fund shares redeemed	0	0	8,113	0	0	0	0
Overdraft due to custodian	0	0	0	0	0	4	0
Accrued management fees	160	76	114	14	513	169	1,810
Accrued reimbursement to PIMCO	0	0	0	0	0	0	0
Foreign capital gains tax payable	0	0	0	0	0	1	0
Other liabilities	0	0	0	0	0	0	0
Total Liabilities	11,422	76	8,227	5,257	80,309	57,731	2,809,068

Commitments and Contingent Liabilities^^

Net Assets	$1,388,401	$491,717	$706,924	$98,743	$1,230,384	$1,129,828	$4,326,761

Net Assets Consist of:

Paid in capital	$1,866,764	$557,130	$1,052,142	$133,662	$1,489,287	$1,209,596	$4,990,612
Distributable earnings (accumulated loss)	(478,363)	(65,413)	(345,218)	(34,919)	(258,903)	(79,768)	(663,851)

Net Assets	$1,388,401	$491,717	$706,924	$98,743	$1,230,384	$1,129,828	$4,326,761

Shares Issued and Outstanding	18,470	9,520	13,070	1,880	13,250	11,880	47,530

Net Asset Value Per Share Outstanding(a):	$75.17	$51.65	$54.09	$52.52	$92.86	$95.10	$91.03

Cost of investments in securities	$1,655,565	$516,689	$991,818	$101,743	$1,247,844	$1,212,763	$5,260,154
Cost of investments in Affiliates	$0	$0	$0	$0	$41,111	$3,565	$79,322
Cost of foreign currency held	$0	$0	$0	$0	$0	$1	$412
Proceeds received on short sales	$0	$0	$0	$0	$0	$0	$485,545
Cost or premiums of financial derivative instruments, net	$0	$0	$0	$0	$860	$4,015	$1,114

* Includes repurchase agreements of:	$893	$116	$845	$102	$58,302	$1,092	$68,862
^ Includes securities on loan of:	$0	$0	$0	$0	$40,532	$3,485	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

10	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund

$916,286	$187,608	$12,167,231	$1,520,402	$1,447,826	$161,384	$114,697	$481,943	$605,070	$400,015
0	0	0	0	3,386	0	0	0	0	0

825	6	877	155	57	90	65	14	0	0
199	27	0	0	2,071	0	14	1,190	0	0
802	1	5,102	0	0	1	6	0	10	44
4,125	240	18,018	1,101	9,062	516	1,413	386	0	0
113	28	3	0	1,011	0	18	0	0	0
101,220	0	53,942	0	273	411	1	8,203	0	0
45,435	0	0	0	252,323	0	0	0	0	0
0	0	14,090	0	6,139	0	0	0	0	0
7,455	905	81,914	13,085	7,895	1,511	1,397	3,051	5,031	0
0	15	0	0	72	12	12	29	0	0
0	0	0	0	0	0	0	3	0	0
1,076,460	188,830	12,341,177	1,534,743	1,730,115	163,925	117,623	494,819	610,111	400,059

$7,551	$0	$0	$0	$2,857	$0	$0	$0	$0	$0
0	0	0	0	0	0	0	0	0	0
30,341	0	0	0	76,345	0	0	0	0	0

62	0	0	0	288	0	254	4	0	0
48	7	0	0	980	0	1	5	0	0
82,227	21,900	288,661	29,009	42,206	5,745	1,182	100,795	23,447	37,049
0	0	0	0	0	0	0	0	0	0
84,755	0	0	0	598,655	0	0	0	0	0
0	0	0	0	116	0	0	74	0	0
0	0	0	0	0	0	0	0	0	0
1,013	0	0	0	2,360	0	0	552	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	3	0	0	830	0	0
309	46	3,200	402	471	59	70	207	156	39
0	0	0	0	0	0	0	0	0	1
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	4	0	0
206,306	21,953	291,861	29,411	724,281	5,804	1,507	102,471	23,603	37,089

$870,154	$166,877	$12,049,316	$1,505,332	$1,005,834	$158,121	$116,116	$392,348	$586,508	$362,970

$957,452	$169,901	$12,259,794	$1,523,782	$995,991	$159,860	$114,454	$385,521	$599,606	$361,463
(87,298)	(3,024)	(210,478)	(18,450)	9,843	(1,739)	1,662	6,827	(13,098)	1,507

$870,154	$166,877	$12,049,316	$1,505,332	$1,005,834	$158,121	$116,116	$392,348	$586,508	$362,970

9,180	1,690	119,730	28,890	39,320	3,480	2,340	7,680	11,760	3,590

$94.79	$98.74	$100.64	$52.11	$25.58	$45.44	$49.62	$51.09	$49.87	$101.11

$923,298	$188,645	$12,193,586	$1,500,916	$1,443,152	$158,395	$111,914	$478,887	$605,877	$399,996
$0	$0	$0	$0	$3,366	$0	$0	$0	$0	$0
$122	$29	$4	$0	$1,015	$0	$18	$0	$0	$0
$30,207	$0	$0	$0	$76,233	$0	$0	$0	$0	$0
$76	$0	$0	$0	$15,890	$0	$503	$(787)	$0	$0

$0	$44,195	$147,005	$639	$16,812	$6,425	$1,519	$135,200	$790	$225
$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Consolidated Statement of Assets and Liabilities	June 30, 2024

(Amounts in thousands†, except per share amounts)	PIMCO Commodity Strategy Active Exchange- Traded Fund

Assets:

Investments, at value
Investments in securities*	$302,410
Investments in Affiliates	20,289
Financial Derivative Instruments
Exchange-traded or centrally cleared	757
Over the counter	690
Cash	1
Deposits with counterparty	18,938
Foreign currency, at value	23
Receivable for investments sold	6,000
Receivable for Fund shares sold	1,363
Interest and/or dividends receivable	1,791
Reimbursement receivable from PIMCO	62
Total Assets	352,324

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$3,712
Over the counter	142
Payable for investments purchased	45,703
Deposits from counterparty	70
Accrued management fees	195
Total Liabilities	49,822

Commitments and Contingent Liabilities^

Net Assets	$302,502

Net Assets Consist of:

Paid in capital	$286,487
Distributable earnings (accumulated loss)	16,015

Net Assets	$302,502

Shares Issued and Outstanding	11,100

Net Asset Value Per Share Outstanding(a):	$27.25

Cost of investments in securities	$300,587
Cost of investments in Affiliates	$20,185
Cost of foreign currency held	$23
Cost or premiums of financial derivative instruments, net	$(167)

* Includes repurchase agreements of:	$64,067

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

12	PIMCO ETF TRUST	See Accompanying Notes

Statements of Operations

Year Ended June 30, 2024
(Amounts in thousands†)	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund

Investment Income:

Interest	$49,078	$14,426	$31,563	$5,562
Dividends	0	0	0	0
Dividends from Investments in Affiliates	0	0	0	0
Securities lending income	0	0	0	0
Miscellaneous income	0	0	0	0
Total Income	49,078	14,426	31,563	5,562

Expenses:

Management fees	1,697	1,189	1,400	220
Trustee fees	16	12	11	2
Interest expense	0	0	0	0
Organizational expense	0	0	0	0
Miscellaneous expense	0	0	0	0
Total Expenses	1,713	1,201	1,411	222
Waiver and/or Reimbursement by PIMCO	0	0	0	0
Net Expenses	1,713	1,201	1,411	222

Net Investment Income (Loss)	47,365	13,225	30,152	5,340

Net Realized Gain (Loss):

Investments in securities	(114,304)	(7,352)	(19,592)	(7,569)
In-kind redemptions	43,529	(23,867)	7,113	(563)
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Short sales	0	0	0	0
Foreign currency	0	0	0	0

Net Realized Gain (Loss)	(70,775)	(31,219)	(12,479)	(8,132)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(86,070)	45,835	(45,533)	5,136

Investments in Affiliates	0	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Short sales	0	0	0	0
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	(86,070)	45,835	(45,533)	5,136

Net Increase (Decrease) in Net Assets Resulting from Operations	$(109,480)	$27,841	$(27,860)	$2,344

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Statements of Operations	(Cont.)

Year Ended June 30, 2024
(Amounts in thousands†)	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund

Investment Income:

Interest	$89,309	$47,680	$213,030	$51,201
Dividends	184	0	0	0
Dividends from Investments in Affiliates	0	0	3,587	0
Securities lending income	670	87	0	0
Miscellaneous income	85	0	56	0
Total Income	90,248	47,767	216,673	51,201

Expenses:

Management fees	6,595	1,941	21,298	4,353
Trustee fees	19	14	59	16
Interest expense	184	1,575	5,733	421
Organizational expense	0	0	0	0
Miscellaneous expense	0	0	19	47
Total Expenses	6,798	3,530	27,109	4,837
Waiver and/or Reimbursement by PIMCO	0	0	(287)	(17)
Net Expenses	6,798	3,530	26,822	4,820

Net Investment Income (Loss)	83,450	44,237	189,851	46,381

Net Realized Gain (Loss):

Investments in securities	(18,874)	(9,326)	(193,827)	(2,636)
In-kind redemptions	4,720	(389)	0	0
Exchange-traded or centrally cleared financial derivative instruments	5,840	237	9,662	(6,699)
Over the counter financial derivative instruments	3	0	3,871	(1,151)
Short sales	0	0	0	(97)
Foreign currency	0	0	9	286

Net Realized Gain (Loss)	(8,311)	(9,478)	(180,285)	(10,297)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	34,191	13,972	144,493	11,443
Investments in Affiliates	0	0	1,663	0
Exchange-traded or centrally cleared financial derivative instruments	62	(178)	1,310	4,775
Over the counter financial derivative instruments	0	0	267	915
Short sales	0	0	0	(2)
Foreign currency assets and liabilities	0	0	(97)	13

Net Change in Unrealized Appreciation (Depreciation)	34,253	13,794	147,636	17,144

Net Increase (Decrease) in Net Assets Resulting from Operations	$109,392	$48,553	$157,202	$53,228

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund

$8,964	$596,872	$47,319	$22,679	$4,991	$5,664	$24,791	$18,634	$8,617
0	0	0	0	0	49	0	0	0
0	0	0	112	0	0	0	0	0
0	7	0	0	0	0	0	0	0
0	0	0	7	0	0	778	0	0

8,964	596,879	47,319	22,798	4,991	5,713	25,569	18,634	8,617

590	36,569	4,346	2,346	537	740	1,908	1,921	222

3	157	18	5	1	1	3	9	3

0	122	0	522	0	42	87	0	6

0	0	0	0	0	0	0	0	8

8	0	0	18	5	10	36	0	8

601	36,848	4,364	2,891	543	793	2,034	1,930	247

(199)	0	0	(370)	(111)	(134)	(343)	0	(11)

402	36,848	4,364	2,521	432	659	1,691	1,930	236

8,562	560,031	42,955	20,277	4,559	5,054	23,878	16,704	8,381

36	873	(6,754)	(1,482)	(143)	241	(686)	(2,237)	40
0	0	0	0	0	(584)	0	0	2
195	19,884	200	5,663	264	(814)	504	0	0
73	0	0	(888)	0	78	(868)	0	0
0	3	0	0	0	0	0	0	0
66	0	0	(71)	0	(16)	0	0	0

370	20,760	(6,554)	3,222	121	(1,095)	(1,050)	(2,237)	42

1,078	69,250	19,242	4,685	2,272	5,108	2,603	5,602	19

0	0	0	20	0	0	0	0	0

(79)	(8,735)	(810)	(1,173)	(261)	49	(189)	0	0

(58)	0	0	1,196	0	31	2,259	0	0

0	0	0	0	0	0	0	0	0

(5)	0	0	(7)	0	0	0	0	0

936	60,515	18,432	4,721	2,011	5,188	4,673	5,602	19

$9,868	$641,306	$54,833	$28,220	$6,691	$9,147	$27,501	$20,069	$8,442

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Consolidated Statement of Operations

(Amounts in thousands†)	PIMCO Commodity Strategy Active Exchange- Traded Fund

Investment Income:

Interest	$11,071
Dividends from Investments in Affiliates	447
Total Income	11,518

Expenses:

Management fees	1,960
Trustee fees	5
Interest expense	15
Miscellaneous expense	11
Total Expenses	1,991
Waiver and/or Reimbursement by PIMCO	(561)
Net Expenses	1,430

Net Investment Income (Loss)	10,088

Net Realized Gain (Loss):

Investments in securities	1,625
Exchange-traded or centrally cleared financial derivative instruments	11,615
Over the counter financial derivative instruments	1,149
Foreign currency	(14)

Net Realized Gain (Loss)	14,375

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,859
Investments in Affiliates	103
Exchange-traded or centrally cleared financial derivative instruments	(3,507)
Over the counter financial derivative instruments	650
Foreign currency assets and liabilities	1

Net Change in Unrealized Appreciation (Depreciation)	(894)

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,569

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO ETF TRUST	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund		PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$47,365	$23,539	$13,225	$38,492	$30,152	$33,329	$5,340	$11,267
Net realized gain (loss)	(70,775)	(65,687)	(31,219)	(55,574)	(12,479)	(14,974)	(8,132)	(28,375)
Net change in unrealized appreciation (depreciation)	(86,070)	(23,073)	45,835	6,387	(45,533)	(35,660)	5,136	10,856

Net Increase (Decrease) in Net Assets Resulting from Operations	(109,480)	(65,221)	27,841	(10,695)	(27,860)	(17,305)	2,344	(6,252)

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(41,421)	(17,750)	(13,367)	(43,653)	(30,656)	(33,083)	(5,707)	(11,385)

Total Distributions(a)	(41,421)	(17,750)	(13,367)	(43,653)	(30,656)	(33,083)	(5,707)	(11,385)

Fund Share Transactions:

Receipts for shares sold	1,174,759	975,442	136,149	197,650	373,436	310,521	18,186	170,980
Cost of shares redeemed	(583,183)	(379,989)	(492,323)	(885,394)	(278,352)	(210,383)	(47,500)	(216,694)
Net increase (decrease) resulting from Fund share transactions	591,576	595,453	(356,174)	(687,744)	95,084	100,138	(29,314)	(45,714)

Total Increase (Decrease) in Net Assets	440,675	512,482	(341,700)	(742,092)	36,568	49,750	(32,677)	(63,351)

Net Assets:

Beginning of year	947,726	435,244	833,417	1,575,509	670,356	620,606	131,420	194,771
End of year	$1,388,401	$947,726	$491,717	$833,417	$706,924	$670,356	$98,743	$131,420

Shares of Beneficial Interest:

Shares sold	15,600	10,450	2,650	3,900	6,900	5,100	350	2,950
Shares redeemed	(7,450)	(4,150)	(9,700)	(17,450)	(5,000)	(3,450)	(900)	(3,900)
Net increase (decrease) in shares outstanding	8,150	6,300	(7,050)	(13,550)	1,900	1,650	(550)	(950)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Statements of Changes in Net Assets	(Cont.)

	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund		PIMCO Active Bond Exchange-Traded Fund		PIMCO Enhanced Low Duration Active Exchange-Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$83,450	$72,686	$44,237	$27,816	$189,851	$127,910	$46,381	$47,058
Net realized gain (loss)	(8,311)	(46,065)	(9,478)	(14,539)	(180,285)	(191,923)	(10,297)	(65,320)
Net change in unrealized appreciation (depreciation)	34,253	76,273	13,794	13,248	147,636	58,999	17,144	25,434

Net Increase (Decrease) in Net Assets Resulting from Operations	109,392	102,894	48,553	26,525	157,202	(5,014)	53,228	7,172

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(84,984)	(74,597)	(43,066)	(26,827)	(176,461)	(118,150)	(42,143)	(39,335)

Tax Basis Return of Capital	0	0	0	0	0	0	(2,039)	0

Total Distributions(a)	(84,984)	(74,597)	(43,066)	(26,827)	(176,461)	(118,150)	(44,182)	(39,335)

Fund Share Transactions:

Receipts for shares sold	417,462	924,963	433,128	466,947	876,140	571,460	79,286	106,412
Cost of shares redeemed	(312,324)	(968,228)	(50,846)	(305,469)	(8,969)	(194,362)	(260,010)	(476,758)
Net increase (decrease) resulting from Fund share transactions	105,138	(43,265)	382,282	161,478	867,171	377,098	(180,724)	(370,346)

Total Increase (Decrease) in Net Assets	129,546	(14,968)	387,769	161,176	847,912	253,934	(171,678)	(402,509)

Net Assets:

Beginning of year	1,100,838	1,115,806	742,059	580,883	3,478,849	3,224,915	1,041,832	1,444,341
End of year	$1,230,384	$1,100,838	$1,129,828	$742,059	$4,326,761	$3,478,849	$870,154	$1,041,832

Shares of Beneficial Interest:

Shares sold	4,550	10,250	4,600	5,000	9,660	6,200	840	1,120
Shares redeemed	(3,400)	(10,750)	(550)	(3,200)	(100)	(2,120)	(2,760)	(5,040)
Net increase (decrease) in shares outstanding	1,150	(500)	4,050	1,800	9,560	4,080	(1,920)	(3,920)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the Fund was January 18, 2023.
(c)	Inception date of the Fund was June 21, 2023.

18	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund		PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund		PIMCO Multisector Bond Active Exchange-Traded Fund		PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Inception date through June 30, 2023(c)	Year Ended June 30, 2024	Year Ended June 30, 2023

$8,562	$5,318	$560,031	$337,248	$42,955	$26,111	$20,277	$78	$4,559	$2,091
370	(965)	20,760	(136,411)	(6,554)	(14,961)	3,222	(28)	121	(1,248)
936	1,101	60,515	155,516	18,432	22,905	4,721	(20)	2,011	1,841

9,868	5,454	641,306	356,353	54,833	34,055	28,220	30	6,691	2,684

(8,508)	(6,454)	(549,101)	(312,603)	(41,621)	(24,441)	(18,406)	0	(4,242)	(1,943)

0	0	0	0	0	0	0	0	0	0

(8,508)	(6,454)	(549,101)	(312,603)	(41,621)	(24,441)	(18,406)	0	(4,242)	(1,943)

29,427	24,464	4,771,200	2,822,438	595,181	421,766	930,967	65,023	100,364	55,524
(14,733)	(56,712)	(2,071,986)	(5,365,817)	(84,093)	(297,476)	0	0	(19,591)	(23,662)
14,694	(32,248)	2,699,214	(2,543,379)	511,088	124,290	930,967	65,023	80,773	31,862

16,054	(33,248)	2,791,419	(2,499,629)	524,300	133,904	940,781	65,053	83,222	32,603

150,823	184,071	9,257,897	11,757,526	981,032	847,128	65,053	0	74,899	42,296
$166,877	$150,823	$12,049,316	$9,257,897	$1,505,332	$981,032	$1,005,834	$65,053	$158,121	$74,899

300	250	47,670	28,420	11,580	8,220	36,720	2,600	2,240	1,260
(150)	(580)	(20,720)	(54,250)	(1,620)	(5,720)	0	0	(440)	(540)
150	(330)	26,950	(25,830)	9,960	2,500	36,720	2,600	1,800	720

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Statements of Changes in Net Assets	(Cont.)

	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund		PIMCO Senior Loan Active Exchange-Traded Fund		PIMCO Short Term Municipal Bond Active Exchange-Traded Fund		PIMCO Ultra Short Government Active Exchange-Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2024	Inception date through June 30, 2023(b)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Inception date through June 30, 2023(c)

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,054	$1,358	$23,878	$9,534	$16,704	$12,559	$8,381	$12
Net realized gain (loss)	(1,095)	(1,166)	(1,050)	(1,264)	(2,237)	(4,077)	42	1
Net change in unrealized appreciation (depreciation)	5,188	(2,240)	4,673	3,251	5,602	3,177	19	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,147	(2,048)	27,501	11,521	20,069	11,659	8,442	12

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(5,098)	(928)	(21,266)	(8,533)	(16,689)	(11,652)	(6,945)	0

Total Distributions(a)	(5,098)	(928)	(21,266)	(8,533)	(16,689)	(11,652)	(6,945)	0

Fund Share Transactions:

Receipts for shares sold	53,491	96,190	224,596	122,579	102,236	73,279	439,232	13,007
Cost of shares redeemed	(34,638)	0	(4,042)	(24,565)	(44,558)	(110,830)	(90,778)	0
Net increase (decrease) resulting from Fund share transactions	18,853	96,190	220,554	98,014	57,678	(37,551)	348,454	13,007

Total Increase (Decrease) in Net Assets	22,902	93,214	226,789	101,002	61,058	(37,544)	349,951	13,019

Net Assets:

Beginning of year	93,214	0	165,559	64,557	525,450	562,994	13,019	0
End of year	$116,116	$93,214	$392,348	$165,559	$586,508	$525,450	$362,970	$13,019

Shares of Beneficial Interest:

Shares sold	1,100	2,000	4,440	2,480	2,060	1,480	4,360	130
Shares redeemed	(760)	0	(80)	(500)	(900)	(2,240)	(900)	0
Net increase (decrease) in shares outstanding	340	2,000	4,360	1,980	1,160	(760)	3,460	130

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the Fund was January 18, 2023.
(c)	Inception date of the Fund was June 21, 2023.

20	PIMCO ETF TRUST	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO Commodity Strategy Active Exchange- Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2024	Inception date through June 30, 2023(b)

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$10,088	$267
Net realized gain (loss)	14,375	(169)
Net change in unrealized appreciation (depreciation)	(894)	(909)

Net Increase (Decrease) in Net Assets Resulting from Operations	23,569	(811)

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(7,599)	0

Total Distributions(a)	(7,599)	0

Fund Share Transactions:

Receipts for shares sold	116,372	205,797
Cost of shares redeemed	(28,562)	(6,264)
Net increase (decrease) resulting from Fund share transactions	87,810	199,533

Total Increase (Decrease) in Net Assets	103,780	198,722

Net Assets:

Beginning of year	198,722	0
End of year	$302,502	$198,722

Shares of Beneficial Interest:

Shares sold	4,275	8,125
Shares redeemed	(1,050)	(250)
Net increase (decrease) in shares outstanding	3,225	7,875

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the Fund was May 09, 2023.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

U.S. TREASURY OBLIGATIONS 99.9%

U.S. Treasury STRIPS (a)
0.000% due 02/15/2049	$641	$207
0.000% due 05/15/2049	180,290	57,654
0.000% due 08/15/2049	232,962	73,873
0.000% due 11/15/2049	235,415	74,046
0.000% due 02/15/2050	225,365	70,237
0.000% due 05/15/2050	236,945	73,489
0.000% due 08/15/2050	210,299	64,470
0.000% due 11/15/2050	210,592	63,967
0.000% due 02/15/2051	240,534	72,475
0.000% due 05/15/2051	225,098	67,254
0.000% due 08/15/2051	215,434	63,807

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 11/15/2051	$225,002	$66,122
0.000% due 02/15/2052	238,763	69,544
0.000% due 05/15/2052	235,106	67,897
0.000% due 08/15/2052	262,083	75,158
0.000% due 11/15/2052	260,893	74,896
0.000% due 02/15/2053	268,242	75,875
0.000% due 05/15/2053	286,505	80,406
0.000% due 08/15/2053	287,471	80,275
0.000% due 11/15/2053	243,361	68,031
0.000% due 02/15/2054	174,538	47,953

Total U.S. Treasury Obligations (Cost $1,654,672)		1,387,636

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
$893

Total Short-Term Instruments (Cost $893)	893

Total Investments in Securities (Cost $1,655,565)	1,388,529

Total Investments 100.0% (Cost $1,655,565)	$1,388,529

Other Assets and Liabilities, net 0.0%	(128)

Net Assets 100.0%	$1,388,401

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$893	U.S. Treasury Notes 4.500% due 03/31/2026	$(911)	$893	$893

Total Repurchase Agreements						$(911)	$893	$893

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$893	$0	$0	$0	$893	$(911)	$(18)

Total Borrowings and Other Financing Transactions	$893	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,387,636	$0	$1,387,636
Short-Term Instruments
Repurchase Agreements	0	893	0	893

Total Investments	$0	$1,388,529	$0	$1,388,529

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

22	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

U.S. TREASURY OBLIGATIONS 99.8%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2025	$24,659	$23,989
0.125% due 10/15/2025	6,962	6,734
0.125% due 04/15/2026	59,306	56,664
0.125% due 07/15/2026	15,817	15,122
0.125% due 10/15/2026	18,243	17,368
0.125% due 04/15/2027	6,024	5,669
0.125% due 01/15/2030	42,539	38,299
0.125% due 07/15/2030	14,013	12,543
0.125% due 01/15/2032	4,962	4,298
0.250% due 07/15/2029	5,979	5,492
0.375% due 07/15/2025	38,893	37,919

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.375% due 01/15/2027	$36,939	$35,119
0.375% due 07/15/2027	16,447	15,611
0.500% due 01/15/2028	38,441	36,231
0.625% due 01/15/2026	61,326	59,339
0.750% due 07/15/2028	18,361	17,452
0.875% due 01/15/2029	22,809	21,615
1.250% due 04/15/2028	13,811	13,342
1.625% due 10/15/2027	19,443	19,130
1.750% due 01/15/2028	21,540	21,203
2.125% due 04/15/2029	4,183	4,189
2.375% due 10/15/2028	4,701	4,764
2.500% due 01/15/2029	18,058	18,380

Total U.S. Treasury Obligations (Cost $516,573)		490,472

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
$	116

Total Short-Term Instruments (Cost $116)	116

Total Investments in Securities (Cost $516,689)	490,588

Total Investments 99.8% (Cost $516,689) $	490,588

Other Assets and Liabilities, net 0.2%	1,129

Net Assets 100.0% $	491,717

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$116	U.S. Treasury Notes 4.500% due 03/31/2026	$(119)	$116	$116

Total Repurchase Agreements						$(119)	$116	$116

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$116	$0	$0	$0	$116	$(119)	$(3)

Total Borrowings and Other Financing Transactions	$116	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$490,472	$0	$490,472
Short-Term Instruments
Repurchase Agreements	0	116	0	116

Total Investments	$0	$490,588	$0	$490,588

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%

U.S. TREASURY OBLIGATIONS 99.5%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$35,180	$20,371
0.125% due 02/15/2052	31,978	18,184
0.250% due 02/15/2050	50,968	31,158
0.625% due 02/15/2043	94,815	71,273
0.750% due 02/15/2042	89,401	69,916
0.750% due 02/15/2045	98,883	74,152
0.875% due 02/15/2047	87,303	65,628
1.000% due 02/15/2046	88,118	68,835
1.000% due 02/15/2048	81,984	62,839
1.000% due 02/15/2049	55,597	42,278
1.375% due 02/15/2044	102,528	87,959
1.500% due 02/15/2053	14,951	12,574
2.125% due 02/15/2040	11,302	11,197
2.125% due 02/15/2041	63,514	63,032
2.125% due 02/15/2054	3,713	3,614

Total U.S. Treasury Obligations (Cost $990,973)		703,010

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
$845

Total Short-Term Instruments (Cost $845)	845

Total Investments in Securities (Cost $991,818)	703,855

Total Investments 99.6% (Cost $991,818)	$703,855

Other Assets and Liabilities, net 0.4%	3,069

Net Assets 100.0%	$706,924

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$845	U.S. Treasury Notes 4.500% due 03/31/2026	$(862)	$845	$845

Total Repurchase Agreements						$(862)	$845	$845

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$845	$0	$0	$0	$845	$(862)	$(17)

Total Borrowings and Other Financing Transactions	$845	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$703,010	$0	$703,010
Short-Term Instruments
Repurchase Agreements	0	845	0	845

Total Investments	$0	$703,855	$0	$703,855

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

24	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%

U.S. TREASURY OBLIGATIONS 99.5%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025	$4,669	$4,516
0.125% due 04/15/2026	4,422	4,225
0.125% due 07/15/2026	2,982	2,851
0.125% due 10/15/2026	4,697	4,472
0.125% due 04/15/2027	472	444
0.125% due 01/15/2030	975	878
0.125% due 07/15/2030	993	889
0.125% due 01/15/2031	3,850	3,400
0.125% due 07/15/2031	1,109	974
0.125% due 01/15/2032	4,138	3,584
0.250% due 07/15/2029	788	724
0.375% due 07/15/2025	5,004	4,879
0.375% due 01/15/2027	950	903
0.375% due 07/15/2027	707	672
0.500% due 01/15/2028	916	864
0.625% due 01/15/2026	5,548	5,368
0.625% due 07/15/2032	1,353	1,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 02/15/2043	$46	$35
0.750% due 07/15/2028	658	626
0.750% due 02/15/2042	774	605
0.750% due 02/15/2045	2,534	1,900
0.875% due 01/15/2029	4,397	4,166
0.875% due 02/15/2047	4,098	3,080
1.000% due 02/15/2046	4,151	3,242
1.000% due 02/15/2048	4,103	3,145
1.125% due 01/15/2033	5,406	5,004
1.250% due 04/15/2028	430	415
1.375% due 07/15/2033	5,115	4,832
1.375% due 02/15/2044	4,193	3,597
1.500% due 02/15/2053	33	27
1.625% due 10/15/2027	4,664	4,589
1.750% due 01/15/2034	4,887	4,745
2.000% due 01/15/2026	3,895	3,848
2.125% due 04/15/2029	109	110
2.125% due 02/15/2041	136	135
2.125% due 02/15/2054	2,398	2,334
2.375% due 01/15/2027	3,411	3,410
2.375% due 10/15/2028	4,565	4,626
3.375% due 04/15/2032	2,155	2,353

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 04/15/2028	$107	$112
3.875% due 04/15/2029	423	457

Total U.S. Treasury Obligations (Cost $101,641)		98,250

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		102

Total Short-Term Instruments (Cost $102)		102

Total Investments in Securities (Cost $101,743)		98,352

Total Investments 99.6% (Cost $101,743)		$98,352

Other Assets and Liabilities, net 0.4%		391

Net Assets 100.0%		$98,743

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$102	U.S. Treasury Notes 4.500% due 03/31/2026	$(104)	$102	$102

Total Repurchase Agreements						$(104)	$102	$102

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$102	$0	$0	$102	$(104)	$(2)

Total Borrowings and Other Financing Transactions	$102	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$98,250	$0	$98,250
Short-Term Instruments
Repurchase Agreements	0	102	0	102

Total Investments	$0	$98,352	$0	$98,352

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

American Airlines, Inc.
10.336% due 04/20/2028	$800	$827

Cengage Learning, Inc.
9.538% due 03/22/2031	950	954

Envision Healthcare Corp.
11.186% due 11/03/2028 «	628	628
14.311% due 07/20/2026 «	2,339	2,339

Level 3 Financing, Inc.
11.904% due 04/15/2029	500	491
11.904% due 04/15/2030	500	488

LifePoint Health, Inc.
9.329% due 05/17/2031	600	602

MH SUB I, LLC
9.594% due 05/03/2028	990	990

Wesco Aircraft Holdings, Inc.
TBD% - 13.928% due 07/15/2024 «	376	404

Total Loan Participations and Assignments (Cost $7,610)		7,723

CORPORATE BONDS & NOTES 94.1%

BANKING & FINANCE 15.7%

Acrisure LLC
8.250% due 02/01/2029	1,450	1,458

AerCap Holdings NV
5.875% due 10/10/2079 •	474	472

AG TTMT Escrow Issuer LLC
8.625% due 09/30/2027	1,763	1,830

Alliant Holdings Intermediate LLC
4.250% due 10/15/2027	710	666
6.750% due 10/15/2027	3,325	3,283
6.750% due 04/15/2028	2,263	2,269

Allied Universal Holdco LLC
4.625% due 06/01/2028	2,642	2,411
9.750% due 07/15/2027	2,229	2,218

Ally Financial, Inc.
5.750% due 11/20/2025	2,248	2,235

AmWINS Group, Inc.
4.875% due 06/30/2029	760	708
6.375% due 02/15/2029	1,048	1,051

Apollo Commercial Real Estate Finance, Inc.
4.625% due 06/15/2029	2,950	2,476

Armor Holdco, Inc.
8.500% due 11/15/2029	600	572

AssuredPartners, Inc.
5.625% due 01/15/2029	1,125	1,053

Brandywine Operating Partnership LP
3.950% due 11/15/2027	386	350
8.050% due 03/15/2028	3,050	3,175
8.875% due 04/12/2029	1,812	1,889

Bread Financial Holdings, Inc.
9.750% due 03/15/2029	298	313

Brookfield Property REIT, Inc.
4.500% due 04/01/2027	2,358	2,197
5.750% due 05/15/2026	1,528	1,498

Burford Capital Global Finance LLC
6.250% due 04/15/2028	1,540	1,490

Castlelake Aviation Finance DAC
5.000% due 04/15/2027	1,047	1,014

Coinbase Global, Inc.
3.375% due 10/01/2028	1,556	1,336

Compass Group Diversified Holdings LLC
5.250% due 04/15/2029	1,012	961

Credit Acceptance Corp.
6.625% due 03/15/2026 (f)	1,490	1,489
9.250% due 12/15/2028	3,107	3,288

Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	2,195	2,181
8.875% due 09/01/2031	106	112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Diversified Healthcare Trust
0.000% due 01/15/2026 (d)	$852	$744
4.750% due 02/15/2028 (f)	498	411
9.750% due 06/15/2025	1,804	1,803

Encore Capital Group, Inc.
8.500% due 05/15/2030	925	943

Enova International, Inc.
8.500% due 09/15/2025	935	937

Five Point Operating Co. LP
10.500% due 01/15/2028 þ	1,151	1,181

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	2,259	2,192
9.750% due 08/01/2027	1,157	1,189

Freedom Mortgage Corp.
6.625% due 01/15/2027	1,220	1,179
7.625% due 05/01/2026	1,095	1,088
12.000% due 10/01/2028	3,339	3,589

Freedom Mortgage Holdings LLC
9.250% due 02/01/2029	2,460	2,460

GGAM Finance Ltd.
6.875% due 04/15/2029	1,386	1,414
7.750% due 05/15/2026	837	855
8.000% due 02/15/2027	2,918	3,016
8.000% due 06/15/2028	354	373

Global Aircraft Leasing Co. Ltd. (6.500% Cash or 7.250% PIK)
6.500% due 09/15/2024 (a)	161	155

Global Atlantic Fin Co.
4.700% due 10/15/2051 •	2,714	2,521

GTCR AP Finance, Inc.
8.000% due 05/15/2027	1,154	1,157

HAT Holdings LLC
3.375% due 06/15/2026	3,139	2,963
6.000% due 04/15/2025	853	853
8.000% due 06/15/2027	797	830

Howard Hughes Corp.
5.375% due 08/01/2028	1,818	1,730

Hudson Pacific Properties LP
5.950% due 02/15/2028 (f)	2,242	1,908

Icahn Enterprises LP
5.250% due 05/15/2027	3,367	3,163
6.250% due 05/15/2026	3,273	3,250
9.000% due 06/15/2030	1,750	1,743

Intesa Sanpaolo SpA
5.710% due 01/15/2026	3,448	3,417

Iron Mountain, Inc.
4.875% due 09/15/2027	3,624	3,517
5.000% due 07/15/2028	356	341
5.250% due 03/15/2028	642	622

Jefferies Finance LLC
5.000% due 08/15/2028	2,691	2,485

Jefferson Capital Holdings LLC
6.000% due 08/15/2026	1,754	1,731
9.500% due 02/15/2029	1,352	1,395

Kennedy-Wilson, Inc.
4.750% due 03/01/2029	1,222	1,047

Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027	3,681	3,490
5.250% due 10/01/2025	1,154	1,145

LD Holdings Group LLC
6.125% due 04/01/2028	618	464
8.750% due 11/01/2027	273	242

LFS Topco LLC
5.875% due 10/15/2026	1,533	1,416

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	3,312	3,103

Macquarie Airfinance Holdings Ltd.
6.400% due 03/26/2029	1,417	1,442

Midcap Financial Issuer Trust
6.500% due 05/01/2028	4,705	4,455

MPT Operating Partnership LP
5.250% due 08/01/2026 (f)	900	819

Nationstar Mortgage Holdings, Inc.
5.000% due 02/01/2026	1,078	1,056
6.000% due 01/15/2027	2,911	2,883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Corp.
5.000% due 03/15/2027	$1,727	$1,650
5.875% due 10/25/2024	534	534
6.750% due 06/25/2025	1,167	1,167
6.750% due 06/15/2026	2,334	2,350

NCL Finance Ltd.
6.125% due 03/15/2028	909	898

Necessity Retail REIT, Inc.
4.500% due 09/30/2028	668	588

Newmark Group, Inc.
7.500% due 01/12/2029	1,522	1,566

Office Properties Income Trust
4.500% due 02/01/2025	328	264
9.000% due 09/30/2029	152	120

OneMain Finance Corp.
3.500% due 01/15/2027	2,483	2,329
6.625% due 01/15/2028	1,564	1,571
7.125% due 03/15/2026	4,298	4,371

Osaic Holdings, Inc.
10.750% due 08/01/2027	356	367

Oxford Finance LLC
6.375% due 02/01/2027	1,654	1,595

Park Intermediate Holdings LLC
5.875% due 10/01/2028	20	20
7.000% due 02/01/2030	1,425	1,443

PennyMac Financial Services, Inc.
4.250% due 02/15/2029	260	237
5.375% due 10/15/2025	1,940	1,924

Popular, Inc.
7.250% due 03/13/2028	1,633	1,678

PRA Group, Inc.
7.375% due 09/01/2025	1,423	1,426
8.375% due 02/01/2028	1,923	1,918

Provident Funding Associates LP
6.375% due 06/15/2025	1,406	1,367

Radian Group, Inc.
6.200% due 05/15/2029	24	24

RHP Hotel Properties LP
4.750% due 10/15/2027	1,175	1,133
7.250% due 07/15/2028	1,473	1,524

Rithm Capital Corp.
8.000% due 04/01/2029	500	486

RLJ Lodging Trust LP
3.750% due 07/01/2026	1,927	1,834

Rocket Mortgage LLC
2.875% due 10/15/2026	4,808	4,494
3.625% due 03/01/2029	797	724

SBA Communications Corp.
3.125% due 02/01/2029	1,332	1,189
3.875% due 02/15/2027	2,162	2,062

Service Properties Trust
4.750% due 10/01/2026	1,732	1,624
5.500% due 12/15/2027	1,785	1,660
8.375% due 06/15/2029	2,700	2,656

SLM Corp.
3.125% due 11/02/2026	2,372	2,212
4.200% due 10/29/2025	1,243	1,211

Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,291	1,216
3.750% due 12/31/2024	1,448	1,430
4.375% due 01/15/2027	2,068	1,960
4.750% due 03/15/2025	353	349

UniCredit SpA
5.861% due 06/19/2032 •	1,806	1,764

United Wholesale Mortgage LLC
5.500% due 11/15/2025	760	755
5.750% due 06/15/2027	931	910

Uniti Group LP
10.500% due 02/15/2028	5,157	5,056

Vornado Realty LP
2.150% due 06/01/2026	2,110	1,947
3.500% due 01/15/2025	1,044	1,028

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(b)	612	70

26	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

XHR LP
4.875% due 06/01/2029	$600	$563
6.375% due 08/15/2025	1,085	1,085

		193,061

INDUSTRIALS 74.2%

Acadia Healthcare Co., Inc.
5.500% due 07/01/2028	1,113	1,090

ACCO Brands Corp.
4.250% due 03/15/2029	130	116

ACI Worldwide, Inc.
5.750% due 08/15/2026	250	249

Acushnet Co.
7.375% due 10/15/2028	381	395

AdaptHealth LLC
6.125% due 08/01/2028	1,178	1,126

Adient Global Holdings Ltd.
4.875% due 08/15/2026	2,018	1,964
7.000% due 04/15/2028	374	383

Advance Auto Parts, Inc.
1.750% due 10/01/2027	200	175

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028	2,189	1,983

AECOM
5.125% due 03/15/2027	966	950

AerCap Global Aviation Trust
6.500% due 06/15/2045 •	110	110

Ahead DB Holdings LLC
6.625% due 05/01/2028	1,396	1,323

Ahlstrom Holding Oy
4.875% due 02/04/2028	997	934

Air Canada
3.875% due 08/15/2026	1,371	1,306

Albertsons Cos., Inc.
3.250% due 03/15/2026	1,247	1,199
3.500% due 03/15/2029	1,270	1,143
4.625% due 01/15/2027	1,481	1,432
5.875% due 02/15/2028	2,549	2,521
6.500% due 02/15/2028	868	873
7.500% due 03/15/2026	1,089	1,105

Albion Financing SARL
6.125% due 10/15/2026	2,182	2,156
8.750% due 04/15/2027	1,928	1,945

Alcoa Nederland Holding BV
5.500% due 12/15/2027	250	246
6.125% due 05/15/2028	876	873

Allegiant Travel Co.
7.250% due 08/15/2027 (f)	2,855	2,720

Allen Media LLC
10.500% due 02/15/2028	468	206

Alta Equipment Group, Inc.
9.000% due 06/01/2029	2,500	2,322

Alteryx, Inc.
8.750% due 03/15/2028 (f)	1,166	1,195

Altice Financing SA
5.000% due 01/15/2028	3,739	2,848

Altice France Holding SA
6.000% due 02/15/2028	738	241
10.500% due 05/15/2027	7,710	3,086

Altice France SA
5.125% due 01/15/2029	600	392
5.125% due 07/15/2029	1,356	894
5.500% due 01/15/2028	2,324	1,594
8.125% due 02/01/2027	3,311	2,486

AMC Entertainment Holdings, Inc.
7.500% due 02/15/2029	1,400	950

AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK)
10.000% due 06/15/2026 (a)(f)	2,685	2,330

AMC Networks, Inc.
10.250% due 01/15/2029	1,964	1,937

Amer Sports Co.
6.750% due 02/16/2031	420	419

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines, Inc.
5.500% due 04/20/2026	$4,244	$4,210
5.750% due 04/20/2029	3,200	3,116
7.250% due 02/15/2028	871	873
8.500% due 05/15/2029	779	810

American Axle & Manufacturing, Inc.
6.500% due 04/01/2027	547	547
6.875% due 07/01/2028	1,248	1,247

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	778	697
4.000% due 01/15/2028	1,486	1,389

Amkor Technology, Inc.
6.625% due 09/15/2027	250	251

AMN Healthcare, Inc.
4.625% due 10/01/2027	250	238

ams-OSRAM AG
12.250% due 03/30/2029	1,806	1,872

ANGI Group LLC
3.875% due 08/15/2028	568	489

APX Group, Inc.
6.750% due 02/15/2027	385	384

Aramark Services, Inc.
5.000% due 04/01/2025	450	447
5.000% due 02/01/2028	2,237	2,166

Arches Buyer, Inc.
4.250% due 06/01/2028	1,613	1,442

ARD Finance SA (6.500% Cash or 7.250% PIK)
6.500% due 06/30/2027 (a)	3,265	831

Ardagh Metal Packaging Finance USA LLC
6.000% due 06/15/2027	1,790	1,761

Ardagh Packaging Finance PLC
4.125% due 08/15/2026 (f)	2,743	2,384
5.250% due 08/15/2027 (f)	2,551	1,592

Artera Services LLC
8.500% due 02/15/2031	818	843

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	876	857
7.000% due 11/01/2026	1,547	1,550

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	2,708	2,671

ATP Tower Holdings LLC
4.050% due 04/27/2026	1,310	1,242

Avantor Funding, Inc.
4.625% due 07/15/2028	1,613	1,536

Avient Corp.
5.750% due 05/15/2025	1,285	1,283

Avis Budget Car Rental LLC
4.750% due 04/01/2028 (f)	1,303	1,197

Axalta Coating Systems LLC
3.375% due 02/15/2029	628	563
4.750% due 06/15/2027	1,240	1,207

B&G Foods, Inc.
5.250% due 04/01/2025	333	332
5.250% due 09/15/2027 (f)	3,625	3,362
8.000% due 09/15/2028	1,647	1,676

B.C. Unlimited Liability Co.
3.875% due 01/15/2028	200	188
4.375% due 01/15/2028	4,474	4,223
5.750% due 04/15/2025	317	316
6.125% due 06/15/2029	1,850	1,858

Ball Corp.
2.875% due 08/15/2030	900	765

Bath & Body Works, Inc.
6.694% due 01/15/2027	635	644
7.500% due 06/15/2029	700	724
9.375% due 07/01/2025	881	912

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028	3,384	3,469

Bausch Health Americas, Inc.
9.250% due 04/01/2026 (f)	824	747

Bausch Health Cos., Inc.
4.875% due 06/01/2028	2,580	1,934
5.000% due 01/30/2028	794	418
5.500% due 11/01/2025	2,356	2,197

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 08/15/2027	$704	$562
6.125% due 02/01/2027 (f)	1,897	1,581
9.000% due 12/15/2025 (f)	1,173	1,064
11.000% due 09/30/2028	2,613	2,332

BC Ltd.
9.000% due 01/30/2028	281	271

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027	3,322	3,222

BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 04/01/2027 (a)	1,300	1,269

Beacon Roofing Supply, Inc.
4.500% due 11/15/2026 (f)	1,457	1,418

Beazer Homes USA, Inc.
7.500% due 03/15/2031	884	883

Benteler International AG
10.500% due 05/15/2028	250	269

Berry Global, Inc.
4.500% due 02/15/2026	470	460
5.625% due 07/15/2027	125	123

Blackstone Mortgage Trust, Inc.
3.750% due 01/15/2027	510	460

Block Communications, Inc.
4.875% due 03/01/2028	385	345

Block, Inc.
2.750% due 06/01/2026	1,635	1,546

Bombardier, Inc.
6.000% due 02/15/2028	1,750	1,732
7.875% due 04/15/2027	1,237	1,241

Borr IHC Ltd.
10.000% due 11/15/2028	1,250	1,310

Boxer Parent Co., Inc.
7.125% due 10/02/2025	1,723	1,729
9.125% due 03/01/2026	620	623

Boyd Gaming Corp.
4.750% due 12/01/2027	1,974	1,904

Brink’s Co.
5.500% due 07/15/2025	500	500
6.500% due 06/15/2029	375	379
6.750% due 06/15/2032	150	151

Buckeye Partners LP
3.950% due 12/01/2026	898	853
4.125% due 03/01/2025	363	359
4.350% due 10/15/2024	87	87
4.500% due 03/01/2028	1,472	1,384

Cablevision Lightpath LLC
3.875% due 09/15/2027	694	614
5.625% due 09/15/2028	694	560

Caesars Entertainment, Inc.
8.125% due 07/01/2027	2,420	2,471

Calderys Financing LLC
11.250% due 06/01/2028	330	350

California Resources Corp.
8.250% due 06/15/2029	550	562

Calumet Specialty Products Partners LP
8.125% due 01/15/2027	642	606
9.750% due 07/15/2028	572	542

Camelot Finance SA
4.500% due 11/01/2026	733	710

Camelot Return Merger Sub, Inc.
8.750% due 08/01/2028	961	943

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028	3,429	3,185

Carnival Corp.
4.000% due 08/01/2028	4,022	3,780
5.750% due 03/01/2027	6,070	6,001
7.625% due 03/01/2026	2,647	2,675

Carnival Holdings Bermuda Ltd.
10.375% due 05/01/2028	2,621	2,839

Carvana Co. (12.000% PIK)
12.000% due 12/01/2028 (a)	1,866	1,924

Cascades, Inc.
5.375% due 01/15/2028	843	813

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Catalent Pharma Solutions, Inc.
5.000% due 07/15/2027	$1,275	$1,251

CCO Holdings LLC
5.000% due 02/01/2028	4,976	4,656
5.125% due 05/01/2027	5,241	5,036
5.375% due 06/01/2029	2,692	2,452
5.500% due 05/01/2026	1,109	1,099

CD&R Smokey Buyer, Inc.
6.750% due 07/15/2025	2,525	2,511

CEC Entertainment LLC
6.750% due 05/01/2026	1,264	1,255

Cedar Fair LP
6.500% due 10/01/2028	412	414

Century Communities, Inc.
6.750% due 06/01/2027	246	248

Champions Financing, Inc.
8.750% due 02/15/2029	950	975

Charles River Laboratories International, Inc.
4.250% due 05/01/2028	200	189

Chemours Co.
5.375% due 05/15/2027	1,378	1,309

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028	1,229	1,139

Chesapeake Energy Corp.
5.500% due 02/01/2026	1,058	1,049

Chobani LLC
4.625% due 11/15/2028	250	236
7.625% due 07/01/2029	399	411

Churchill Downs, Inc.
5.500% due 04/01/2027	2,464	2,426

Cimpress PLC
7.000% due 06/15/2026	804	804

Cinemark USA, Inc.
5.250% due 07/15/2028 (f)	3,168	3,031
5.875% due 03/15/2026	408	404

Citgo Petroleum Corp.
6.375% due 06/15/2026	827	823
7.000% due 06/15/2025	1,796	1,797
8.375% due 01/15/2029	1,510	1,558

Civitas Resources, Inc.
5.000% due 10/15/2026	512	499
8.375% due 07/01/2028	1,911	2,005

Clarios Global LP
6.250% due 05/15/2026	2,095	2,095
6.750% due 05/15/2025	899	900
8.500% due 05/15/2027	1,727	1,740

Clarivate Science Holdings Corp.
4.875% due 07/01/2029	1,400	1,301

Clean Harbors, Inc.
4.875% due 07/15/2027	43	42

Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/2027	1,881	1,798
7.500% due 06/01/2029	600	502
7.750% due 04/15/2028	2,522	2,210
9.000% due 09/15/2028 (f)	2,011	2,107

Cleveland-Cliffs, Inc.
5.875% due 06/01/2027	420	417

Cloud Software Group, Inc.
6.500% due 03/31/2029	5,413	5,202
9.000% due 09/30/2029	500	486

Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/2030	800	784

CMG Media Corp.
8.875% due 12/15/2027	797	457

CNX Midstream Partners LP
4.750% due 04/15/2030	700	631

CNX Resources Corp.
6.000% due 01/15/2029	780	764

Cogent Communications Group, Inc.
7.000% due 06/15/2027	3,109	3,083

CommScope Technologies LLC
6.000% due 06/15/2025 (f)	3,000	2,448

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CommScope, Inc.
6.000% due 03/01/2026	$3,509	$3,084
7.125% due 07/01/2028	668	278
8.250% due 03/01/2027	1,902	905

Community Health Systems, Inc.
5.625% due 03/15/2027	4,854	4,524
6.000% due 01/15/2029	3,469	3,065
8.000% due 12/15/2027	1,644	1,632

Compass Minerals International, Inc.
6.750% due 12/01/2027	360	344

Comstock Resources, Inc.
6.750% due 03/01/2029	3,213	3,116

Connect Finco SARL
6.750% due 10/01/2026	5,548	5,359

Consensus Cloud Solutions, Inc.
6.500% due 10/15/2028	286	267

Consolidated Communications, Inc.
6.500% due 10/01/2028	2,179	1,868

Consolidated Energy Finance SA
5.625% due 10/15/2028	800	681

Constellium SE
3.750% due 04/15/2029	400	363

Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026	297	262

CoreLogic, Inc.
4.500% due 05/01/2028	2,518	2,288

Coty, Inc.
4.750% due 01/15/2029	1,822	1,733
5.000% due 04/15/2026	725	716

Cougar JV Subsidiary LLC
8.000% due 05/15/2032	150	155

CPI CG, Inc.
8.625% due 03/15/2026	265	271

CQP Holdco LP
5.500% due 06/15/2031	402	381

Crescent Energy Finance LLC
9.250% due 02/15/2028	1,450	1,533

Crown Americas LLC
4.250% due 09/30/2026	682	658
4.750% due 02/01/2026	1,000	984

Crown Cork & Seal Co., Inc.
7.375% due 12/15/2026	1,383	1,431

CSC Holdings LLC
5.375% due 02/01/2028	2,071	1,576
5.500% due 04/15/2027	3,738	3,036
6.500% due 02/01/2029	2,304	1,684
7.500% due 04/01/2028	1,910	1,016
11.250% due 05/15/2028	1,639	1,429
11.750% due 01/31/2029	2,816	2,403

CVR Energy, Inc.
8.500% due 01/15/2029	674	677

CVR Partners LP
6.125% due 06/15/2028	1,589	1,528

Dana, Inc.
5.375% due 11/15/2027	1,068	1,045

Dave & Buster’s, Inc.
7.625% due 11/01/2025	238	239

Dealer Tire LLC
8.000% due 02/01/2028	287	277

Delek Logistics Partners LP
7.125% due 06/01/2028	1,459	1,442
8.625% due 03/15/2029	1,684	1,734

Delta Air Lines, Inc.
2.900% due 10/28/2024	1,151	1,140
7.375% due 01/15/2026	1,580	1,613

Deluxe Corp.
8.000% due 06/01/2029	700	658

Directv Financing LLC
5.875% due 08/15/2027	7,207	6,785
8.875% due 02/01/2030	387	379

DISH DBS Corp.
5.250% due 12/01/2026	4,530	3,582
5.750% due 12/01/2028	3,690	2,565
5.875% due 11/15/2024	4,155	3,949
7.750% due 07/01/2026	3,521	2,189

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DISH Network Corp.
11.750% due 11/15/2027	$7,276	$7,141

Domtar Corp.
6.750% due 10/01/2028	1,060	946

DT Midstream, Inc.
4.125% due 06/15/2029	700	647

Dye & Durham Ltd.
8.625% due 04/15/2029	1,878	1,907

Eco Material Technologies, Inc.
7.875% due 01/31/2027	763	766

Edgewell Personal Care Co.
5.500% due 06/01/2028	1,875	1,831

eG Global Finance PLC
12.000% due 11/30/2028	1,840	1,961

Elanco Animal Health, Inc.
6.650% due 08/28/2028	1,007	1,023

Element Solutions, Inc.
3.875% due 09/01/2028	1,686	1,551

Encino Acquisition Partners Holdings LLC
8.500% due 05/01/2028	472	481

Encompass Health Corp.
4.500% due 02/01/2028	1,114	1,061

Enerflex Ltd.
9.000% due 10/15/2027	1,882	1,912

Energean PLC
6.500% due 04/30/2027	1,540	1,519

Energizer Holdings, Inc.
4.750% due 06/15/2028	456	427
6.500% due 12/31/2027	739	739

EnLink Midstream Partners LP
4.150% due 06/01/2025	199	196
4.850% due 07/15/2026	249	245

EnQuest PLC
11.625% due 11/01/2027	162	165

Entegris, Inc.
4.375% due 04/15/2028	1,200	1,133
4.750% due 04/15/2029	700	670

Enviri Corp.
5.750% due 07/31/2027	513	488

EQM Midstream Partners LP
4.000% due 08/01/2024	639	637
4.125% due 12/01/2026	930	897
4.500% due 01/15/2029	770	727
6.000% due 07/01/2025	1,809	1,811
6.375% due 04/01/2029	600	606
7.500% due 06/01/2027	2,185	2,233

EquipmentShare.com, Inc.
9.000% due 05/15/2028	1,074	1,110

ESAB Corp.
6.250% due 04/15/2029	788	794

FAGE International SA
5.625% due 08/15/2026 (f)	432	428

Fair Isaac Corp.
4.000% due 06/15/2028	140	131
5.250% due 05/15/2026	309	306

Ferrellgas LP
5.375% due 04/01/2026	500	490

Fertitta Entertainment LLC
4.625% due 01/15/2029	1,904	1,735
6.750% due 01/15/2030	608	534

First Quantum Minerals Ltd.
9.375% due 03/01/2029	30	31

Fluor Corp.
4.250% due 09/15/2028	284	270

Flutter Treasury Designated Activity Co.
6.375% due 04/29/2029	700	705

FMG Resources Pty. Ltd.
4.500% due 09/15/2027	645	617

Foundation Building Materials, Inc.
6.000% due 03/01/2029	1,204	1,070

Frontier Communications Holdings LLC
5.000% due 05/01/2028	2,504	2,362
5.875% due 10/15/2027	2,938	2,871
6.750% due 05/01/2029	620	569

28	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FTAI Infra Escrow Holdings LLC
10.500% due 06/01/2027	$645	$684

Full House Resorts, Inc.
8.250% due 02/15/2028	846	813

FXI Holdings, Inc.
12.250% due 11/15/2026	838	832

Gannett Holdings LLC
6.000% due 11/01/2026	928	889

Garda World Security Corp.
4.625% due 02/15/2027	1,555	1,488
9.500% due 11/01/2027	3,753	3,774

Gates Corp.
6.875% due 07/01/2029	1,400	1,426

GCI LLC
4.750% due 10/15/2028	250	228

Gen Digital, Inc.
5.000% due 04/15/2025	931	926
6.750% due 09/30/2027	1,241	1,258

GFL Environmental, Inc.
3.500% due 09/01/2028	1,467	1,354
3.750% due 08/01/2025	1,394	1,383
4.000% due 08/01/2028	1,354	1,259
5.125% due 12/15/2026	515	511

Global Medical Response, Inc.
10.000% due 10/31/2028	757	739

Global Partners LP
7.000% due 08/01/2027	946	951
8.250% due 01/15/2032	386	397

GN Bondco LLC
9.500% due 10/15/2031 (f)	778	726

Go Daddy Operating Co. LLC
3.500% due 03/01/2029	568	513
5.250% due 12/01/2027	747	732

goeasy Ltd.
4.375% due 05/01/2026	749	727
7.625% due 07/01/2029	310	316
9.250% due 12/01/2028	2,541	2,700

Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	1,547	1,496
5.000% due 05/31/2026	1,527	1,502
5.000% due 07/15/2029	210	196
9.500% due 05/31/2025	234	234

GrafTech Finance, Inc.
4.625% due 12/15/2028 (f)	718	456

Graham Holdings Co.
5.750% due 06/01/2026	250	248

Graham Packaging Co., Inc.
7.125% due 08/15/2028	1,730	1,636

Gran Tierra Energy, Inc.
9.500% due 10/15/2029	950	906

Graphic Packaging International LLC
3.500% due 03/15/2028	260	240
4.750% due 07/15/2027	639	625

Gray Television, Inc.
7.000% due 05/15/2027 (k)	2,539	2,340
10.500% due 07/15/2029	2,300	2,315

Griffon Corp.
5.750% due 03/01/2028	1,759	1,699

Grifols SA
4.750% due 10/15/2028 (f)	1,061	917

Group 1 Automotive, Inc.
4.000% due 08/15/2028	792	732

GrubHub Holdings, Inc.
5.500% due 07/01/2027	705	640

Gulfport Energy Corp.
8.000% due 05/17/2026	330	334

H&E Equipment Services, Inc
3.875% due 12/15/2028	1,973	1,782

Hanesbrands, Inc.
4.875% due 05/15/2026	1,414	1,384

Harbour Energy PLC
5.500% due 10/15/2026	1,410	1,383

Harvest Midstream LP
7.500% due 09/01/2028	2,064	2,099

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hawaiian Brand Intellectual Property Ltd.
5.750% due 01/20/2026	$2,569	$2,447

Heartland Dental LLC
10.500% due 04/30/2028	1,477	1,570

Herc Holdings, Inc.
5.500% due 07/15/2027	1,192	1,174
6.625% due 06/15/2029	425	431

Hertz Corp.
4.625% due 12/01/2026 (f)	759	551

Hess Midstream Operations LP
5.625% due 02/15/2026	1,125	1,117

Hillenbrand, Inc.
5.000% due 09/15/2026	726	714

Hilton Domestic Operating Co., Inc.
5.375% due 05/01/2025	739	738

Hilton Worldwide Finance LLC
4.875% due 04/01/2027	1,060	1,044

Hologic, Inc.
3.250% due 02/15/2029	270	242
4.625% due 02/01/2028	620	594

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	450	457
8.875% due 07/15/2028	538	570

Hudbay Minerals, Inc.
4.500% due 04/01/2026	1,861	1,822

Hughes Satellite Systems Corp.
5.250% due 08/01/2026	1,546	1,198
6.625% due 08/01/2026 (f)	2,386	1,112

Husky Injection Molding Systems Ltd.
9.000% due 02/15/2029	1,917	1,987

iHeartCommunications, Inc.
4.750% due 01/15/2028	108	55
5.250% due 08/15/2027 (f)	1,427	759
6.375% due 05/01/2026 (f)	1,429	1,112
8.375% due 05/01/2027 (f)	1,958	726

IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (a)	963	934

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (a)	967	953

Illuminate Buyer LLC
9.000% due 07/01/2028	680	686

INEOS Finance PLC
6.750% due 05/15/2028	468	469
7.500% due 04/15/2029	412	417

INEOS Quattro Finance 2 PLC
9.625% due 03/15/2029	350	372

Ingevity Corp.
3.875% due 11/01/2028	1,502	1,365

Installed Building Products, Inc.
5.750% due 02/01/2028	684	670

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028	1,944	1,884

Intelsat Jackson Holdings SA
6.500% due 03/15/2030	1,901	1,773

International Game Technology PLC
4.125% due 04/15/2026	1,680	1,637
5.250% due 01/15/2029	732	709
6.250% due 01/15/2027	1,122	1,126
6.500% due 02/15/2025	457	458

IQVIA, Inc.
5.000% due 10/15/2026	1,714	1,683
5.000% due 05/15/2027	2,149	2,099

IRB Holding Corp.
7.000% due 06/15/2025	1,105	1,106

Ithaca Energy North Sea PLC
9.000% due 07/15/2026	904	916

Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027	765	726
5.875% due 01/15/2028	989	971
7.750% due 10/15/2025	1,145	1,152

Jazz Securities DAC
4.375% due 01/15/2029	2,674	2,485

JELD-WEN, Inc.
4.875% due 12/15/2027	1,801	1,703

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kaiser Aluminum Corp.
4.625% due 03/01/2028	$1,345	$1,260

KeHE Distributors LLC
9.000% due 02/15/2029	438	449

Kinetik Holdings LP
6.625% due 12/15/2028	1,147	1,166

Kodiak Gas Services LLC
7.250% due 02/15/2029	1,000	1,026

Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026	268	274
7.000% due 12/31/2027	402	416

LABL, Inc.
5.875% due 11/01/2028	200	183
6.750% due 07/15/2026	1,247	1,233
10.500% due 07/15/2027	3,350	3,282

LBM Acquisition LLC
6.250% due 01/15/2029	814	720

LCPR Senior Secured Financing DAC
6.750% due 10/15/2027	3,188	2,989

Legacy LifePoint Health LLC
4.375% due 02/15/2027	1,923	1,839

Legends Hospitality Holding Co. LLC
5.000% due 02/01/2026	742	736

Level 3 Financing, Inc.
10.500% due 04/15/2029	1,872	1,877
11.000% due 11/15/2029	1,636	1,676

Life Time, Inc.
5.750% due 01/15/2026	1,752	1,745
8.000% due 04/15/2026	1,830	1,853

LifePoint Health, Inc.
5.375% due 01/15/2029	3,013	2,651
10.000% due 06/01/2032	1,750	1,791

Light & Wonder International, Inc.
7.000% due 05/15/2028	1,013	1,019

Lindblad Expeditions Holdings, Inc.
9.000% due 05/15/2028	680	700

Lindblad Expeditions LLC
6.750% due 02/15/2027	1,441	1,424

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	1,661	1,547
4.750% due 10/15/2027	1,873	1,796
4.875% due 11/01/2024	1,246	1,243
5.625% due 03/15/2026	531	524
6.500% due 05/15/2027	2,723	2,741

LSB Industries, Inc.
6.250% due 10/15/2028	250	241

Madison IAQ LLC
4.125% due 06/30/2028	1,138	1,062

Magnolia Oil & Gas Operating LLC
6.000% due 08/01/2026	386	383

MajorDrive Holdings LLC
6.375% due 06/01/2029	2,100	1,979

Manitowoc Co., Inc.
9.000% due 04/01/2026	1,365	1,366

Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	2,097	1,981

Matador Resources Co.
6.875% due 04/15/2028	642	652

Match Group Holdings LLC
5.000% due 12/15/2027	1,982	1,902

Matthews International Corp.
5.250% due 12/01/2025	328	320

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	4,502	4,598
9.250% due 04/15/2027	3,833	3,840

Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/2028	2,348	2,424

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	2,984	2,880

Mclaren Finance PLC
7.500% due 08/01/2026	1,557	1,362

Medline Borrower LP
3.875% due 04/01/2029	5,628	5,187
6.250% due 04/01/2029	1,150	1,164

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MEG Energy Corp.
7.125% due 02/01/2027	$252	$256

Melco Resorts Finance Ltd.
5.250% due 04/26/2026	1,422	1,375

Mercer International, Inc.
5.125% due 02/01/2029	630	555
5.500% due 01/15/2026	40	39

Merlin Entertainments Ltd.
5.750% due 06/15/2026	630	621

Methanex Corp.
5.125% due 10/15/2027	440	425

MGM China Holdings Ltd.
7.125% due 06/26/2031	150	151

MGM Resorts International
4.625% due 09/01/2026	1,636	1,598
5.500% due 04/15/2027	2,468	2,437
5.750% due 06/15/2025	384	383

Michaels Cos., Inc.
5.250% due 05/01/2028	1,929	1,545
7.875% due 05/01/2029	1,884	1,211

MicroStrategy, Inc.
6.125% due 06/15/2028	200	194

Millennium Escrow Corp.
6.625% due 08/01/2026 (f)	641	337

Mineral Resources Ltd.
8.000% due 11/01/2027	1,007	1,031
8.125% due 05/01/2027	2,300	2,320
9.250% due 10/01/2028	1,844	1,938

Mohegan Tribal Gaming Authority
8.000% due 02/01/2026	1,201	1,140

Molina Healthcare, Inc.
4.375% due 06/15/2028	1,248	1,176

Moog, Inc.
4.250% due 12/15/2027	658	624

Moss Creek Resources Holdings, Inc.
7.500% due 01/15/2026	476	477
10.500% due 05/15/2027	386	396

Motion Bondco DAC
6.625% due 11/15/2027	902	875

MPH Acquisition Holdings LLC
5.500% due 09/01/2028	3,490	2,639
5.750% due 11/01/2028 (f)	1,597	861

Murphy Oil Corp.
5.875% due 12/01/2027	662	662

Murphy Oil USA, Inc.
5.625% due 05/01/2027	259	257

Nabors Industries Ltd.
7.250% due 01/15/2026	1,400	1,421
7.500% due 01/15/2028 (f)	651	622

Nabors Industries, Inc.
7.375% due 05/15/2027	2,256	2,297

NCL Corp. Ltd.
3.625% due 12/15/2024	1,208	1,197
5.875% due 03/15/2026	4,900	4,848
5.875% due 02/15/2027	2,210	2,183
7.750% due 02/15/2029 (f)	520	541
8.375% due 02/01/2028	402	420

NCR Atleos Corp.
9.500% due 04/01/2029	1,150	1,244

NCR Corp.
5.000% due 10/01/2028	3,077	2,908
5.125% due 04/15/2029	1,700	1,603

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	6,532	6,275

Nesco Holdings, Inc.
5.500% due 04/15/2029	2,382	2,209

New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/2028	536	507

New Fortress Energy, Inc.
6.500% due 09/30/2026	3,894	3,586
6.750% due 09/15/2025	2,147	2,086
8.750% due 03/15/2029 (f)	1,896	1,732

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newell Brands, Inc.
4.875% due 06/01/2025	$1,300	$1,282
5.700% due 04/01/2026	3,391	3,352
6.375% due 09/15/2027 (f)	1,248	1,235

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029	2,095	1,514
11.750% due 10/15/2028	2,022	2,098

Nexstar Media, Inc.
4.750% due 11/01/2028	2,430	2,163
5.625% due 07/15/2027	3,311	3,148

NextEra Energy Operating Partners LP
3.875% due 10/15/2026	2,295	2,185
4.250% due 07/15/2024	1,032	1,031
4.500% due 09/15/2027	1,273	1,206
7.250% due 01/15/2029	1,488	1,527

Nordstrom, Inc.
4.000% due 03/15/2027	250	238

Northern Oil & Gas, Inc.
8.125% due 03/01/2028	1,146	1,160

NOVA Chemicals Corp.
5.250% due 06/01/2027	1,788	1,712

Novelis Corp.
3.250% due 11/15/2026	2,423	2,282

NuStar Logistics LP
5.625% due 04/28/2027	1,507	1,495
5.750% due 10/01/2025	1,156	1,150
6.000% due 06/01/2026	521	521

Odeon Finco PLC
12.750% due 11/01/2027	1,251	1,313

Olympus Water U.S. Holding Corp.
7.125% due 10/01/2027	2,206	2,217
9.750% due 11/15/2028	2,838	3,006

ON Semiconductor Corp.
3.875% due 09/01/2028	1,255	1,159

Open Text Corp.
3.875% due 02/15/2028	2,302	2,133

Organon & Co.
4.125% due 04/30/2028	4,783	4,446

Oriflame Investment Holding PLC
5.125% due 05/04/2026	724	193

Outfront Media Capital LLC
5.000% due 08/15/2027	1,644	1,593

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	1,947	1,825

Paramount Global
3.375% due 02/15/2028	100	89
3.700% due 06/01/2028	876	790
4.200% due 05/19/2032	886	724
4.950% due 01/15/2031	100	88
6.875% due 04/30/2036	271	254

Park-Ohio Industries, Inc.
6.625% due 04/15/2027	500	482

Parkland Corp.
5.875% due 07/15/2027	1,017	1,005

Penn Entertainment, Inc.
5.625% due 01/15/2027	600	580

Penske Automotive Group, Inc.
3.500% due 09/01/2025	287	280

Perenti Finance Pty. Ltd.
6.500% due 10/07/2025 (f)	402	402
7.500% due 04/26/2029	100	102

Performance Food Group, Inc.
5.500% due 10/15/2027	1,672	1,637

Permian Resources Operating LLC
5.375% due 01/15/2026	872	864
7.750% due 02/15/2026	945	954
8.000% due 04/15/2027	1,219	1,248

Perrigo Finance Unlimited Co.
3.900% due 12/15/2024	1,232	1,217
4.375% due 03/15/2026	1,106	1,071

PetSmart, Inc.
4.750% due 02/15/2028	1,818	1,691
7.750% due 02/15/2029	2,319	2,261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phinia, Inc.
6.750% due 04/15/2029	$100	$102

Pike Corp.
5.500% due 09/01/2028	2,632	2,529

Playtika Holding Corp.
4.250% due 03/15/2029	428	376

PM General Purchaser LLC
9.500% due 10/01/2028	412	421

Post Holdings, Inc.
5.625% due 01/15/2028	1,471	1,449

Prime Healthcare Services, Inc.
7.250% due 11/01/2025	3,778	3,775

Prime Security Services Borrower LLC
5.750% due 04/15/2026	4,192	4,164
6.250% due 01/15/2028	2,448	2,415

PTC, Inc.
3.625% due 02/15/2025	744	736

QVC, Inc.
4.450% due 02/15/2025	849	836
4.750% due 02/15/2027	386	326

Rackspace Finance LLC
3.500% due 05/15/2028 (f)	408	176

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	571	617

Rakuten Group, Inc.
9.750% due 04/15/2029	1,257	1,298
11.250% due 02/15/2027	4,020	4,301

Rand Parent LLC
8.500% due 02/15/2030 (f)	385	390

Range Resources Corp.
4.875% due 05/15/2025	900	895

Rayonier AM Products, Inc.
7.625% due 01/15/2026	712	668

Real Hero Merger Sub 2, Inc.
6.250% due 02/01/2029	1,036	889

Resorts World Las Vegas LLC
4.625% due 04/16/2029	260	233
8.450% due 07/27/2030	508	538

Ritchie Bros Holdings, Inc.
6.750% due 03/15/2028	1,117	1,139

Rivian Holdings LLC
11.310% due 10/15/2026 •	1,020	1,034

Rocket Software, Inc.
6.500% due 02/15/2029	438	382

Rockies Express Pipeline LLC
3.600% due 05/15/2025	608	594

Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	1,708	1,597
4.250% due 07/01/2026	1,611	1,560
5.375% due 07/15/2027	3,189	3,142
5.500% due 08/31/2026	1,817	1,798
7.500% due 10/15/2027	926	977
9.250% due 01/15/2029	620	662

RXO, Inc.
7.500% due 11/15/2027	474	487

Sabre Global, Inc.
8.625% due 06/01/2027	3,666	3,381
11.250% due 12/15/2027 (f)	1,420	1,381

Saturn Oil & Gas, Inc.
9.625% due 06/15/2029	925	934

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	1,512	1,408

SCIL LLC
5.375% due 11/01/2026	2,664	2,579

Scripps Escrow, Inc.
3.875% due 01/15/2029	1,108	773
5.875% due 07/15/2027	2,817	1,705

Seagate HDD Cayman
4.750% due 01/01/2025	1,246	1,238

Sealed Air Corp.
6.125% due 02/01/2028	2,256	2,253

Select Medical Corp.
6.250% due 08/15/2026	1,527	1,536

30	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sensata Technologies BV
5.000% due 10/01/2025	$736	$743

Shelf Drilling Holdings Ltd.
9.625% due 04/15/2029	688	659

Shift4 Payments LLC
4.625% due 11/01/2026	2,436	2,361

Shutterfly Finance LLC
9.750% due 10/01/2027	247	249

Shutterfly Finance LLC (4.250% Cash and 4.250% PIK)
8.500% due 10/01/2027 (a)	1,655	1,444

Sigma Holdco BV
7.875% due 05/15/2026	761	754

Silgan Holdings, Inc.
4.125% due 02/01/2028	100	95

Simmons Foods, Inc.
4.625% due 03/01/2029	2,718	2,393

Sinclair Television Group, Inc.
4.125% due 12/01/2030	860	577

Sirius XM Radio, Inc.
3.125% due 09/01/2026	2,611	2,459
4.000% due 07/15/2028	2,132	1,928
5.000% due 08/01/2027	2,241	2,147
5.500% due 07/01/2029	600	564

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028	2,127	2,201

Six Flags Entertainment Corp.
5.500% due 04/15/2027	330	327

Six Flags Theme Parks, Inc.
7.000% due 07/01/2025	390	392

SM Energy Co.
5.625% due 06/01/2025	645	643
6.500% due 07/15/2028	258	256
6.625% due 01/15/2027	545	543
6.750% due 09/15/2026	798	799

Smyrna Ready Mix Concrete LLC
6.000% due 11/01/2028	1,020	998

Solaris Midstream Holdings LLC
7.625% due 04/01/2026	770	773

Sotera Health Holdings LLC
7.375% due 06/01/2031	1,150	1,153

Sotheby’s
7.375% due 10/15/2027	1,996	1,669

Southwestern Energy Co.
5.700% due 01/23/2025	735	734

Specialty Building Products Holdings LLC
6.375% due 09/30/2026	1,183	1,163

Speedway Motorsports LLC
4.875% due 11/01/2027	597	571

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	382	368
4.600% due 06/15/2028 (f)	3,679	3,449

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	54	51

Spirit Loyalty Cayman Ltd.
8.000% due 09/20/2025	4,048	2,958

SS&C Technologies, Inc.
5.500% due 09/30/2027	3,710	3,656

Standard Industries, Inc.
4.750% due 01/15/2028	1,401	1,334
5.000% due 02/15/2027	2,120	2,063

Staples, Inc.
10.750% due 09/01/2029	1,450	1,380
12.750% due 01/15/2030	1,274	992

Station Casinos LLC
4.500% due 02/15/2028	2,758	2,598

Strathcona Resources Ltd.
6.875% due 08/01/2026	2,617	2,592

Studio City Finance Ltd.
5.000% due 01/15/2029	1,105	974

Sugarhouse HSP Gaming Prop Mezz LP
5.875% due 05/15/2025	1,306	1,299

Summer BC Bidco B LLC
5.500% due 10/31/2026	707	691

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Summit Materials LLC
5.250% due 01/15/2029	$420	$405

Sunnova Energy Corp.
5.875% due 09/01/2026	481	374

Sunoco LP
4.500% due 04/30/2030	1,200	1,111
5.875% due 03/15/2028	386	385
7.000% due 09/15/2028	1,299	1,332
7.000% due 05/01/2029	600	615

Sunrise HoldCo BV
5.500% due 01/15/2028	1,234	1,195

Talos Production, Inc.
9.000% due 02/01/2029	420	441

Taseko Mines Ltd.
8.250% due 05/01/2030	992	1,016

Taylor Morrison Communities, Inc.
5.750% due 01/15/2028	468	464

TEGNA, Inc.
4.625% due 03/15/2028	2,802	2,535
4.750% due 03/15/2026	806	789

Teleflex, Inc.
4.250% due 06/01/2028	478	451
4.625% due 11/15/2027	1,018	984

Telesat Canada
5.625% due 12/06/2026	1,156	546

Tempo Acquisition LLC
5.750% due 06/01/2025	371	371

Tenet Healthcare Corp.
5.125% due 11/01/2027	1,587	1,554
6.125% due 10/01/2028	2,367	2,357
6.250% due 02/01/2027	3,367	3,368

Tenneco, Inc.
8.000% due 11/17/2028	2,898	2,641

Titan International, Inc.
7.000% due 04/30/2028	553	532

TK Elevator Holdco GmbH
7.625% due 07/15/2028	640	636

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	3,056	2,966

TopBuild Corp.
3.625% due 03/15/2029	760	683

Townsquare Media, Inc.
6.875% due 02/01/2026	200	197

TransDigm, Inc.
5.500% due 11/15/2027	4,987	4,901
6.375% due 03/01/2029	4,479	4,507
6.750% due 08/15/2028	3,617	3,666

Transocean Aquila Ltd.
8.000% due 09/30/2028	392	399

Transocean Titan Financing Ltd.
8.375% due 02/01/2028	1,155	1,193

Transocean, Inc.
8.000% due 02/01/2027	1,650	1,646
8.250% due 05/15/2029	1,263	1,267

Travel & Leisure Co.
6.600% due 10/01/2025	252	254
6.625% due 07/31/2026	1,934	1,950

TreeHouse Foods, Inc.
4.000% due 09/01/2028	1,217	1,094

Trident TPI Holdings, Inc.
12.750% due 12/31/2028	1,540	1,684

TriNet Group, Inc.
3.500% due 03/01/2029	452	403

Trinity Industries, Inc.
7.750% due 07/15/2028	385	399

TripAdvisor, Inc.
7.000% due 07/15/2025	1,130	1,134

Triton Water Holdings, Inc.
6.250% due 04/01/2029	500	483

Triumph Group, Inc.
9.000% due 03/15/2028	2,722	2,857

Trivium Packaging Finance BV
5.500% due 08/15/2026	1,855	1,820
8.500% due 08/15/2027	843	838

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tronox, Inc.
4.625% due 03/15/2029	$438	$396

Tutor Perini Corp.
11.875% due 04/30/2029	992	1,068

Twilio, Inc.
3.625% due 03/15/2029	400	360

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	2,600	2,564

U.S. Foods, Inc.
6.875% due 09/15/2028	1,900	1,945

U.S. Renal Care, Inc.
10.625% due 06/28/2028	326	286

Uber Technologies, Inc.
7.500% due 09/15/2027	2,467	2,517

Under Armour, Inc.
3.250% due 06/15/2026	1,347	1,280

Unisys Corp.
6.875% due 11/01/2027	385	338

United Airlines, Inc.
4.375% due 04/15/2026	4,708	4,553

United Natural Foods, Inc.
6.750% due 10/15/2028	465	420

United Rentals North America, Inc.
3.875% due 11/15/2027	393	372
4.875% due 01/15/2028	2,494	2,419
5.500% due 05/15/2027	870	864

Univision Communications, Inc.
4.500% due 05/01/2029	400	337
6.625% due 06/01/2027	4,000	3,833
8.000% due 08/15/2028	2,646	2,583
8.500% due 07/31/2031	250	243

Urban One, Inc.
7.375% due 02/01/2028	1,396	1,074

USA Compression Partners LP
6.875% due 09/01/2027	1,147	1,150
7.125% due 03/15/2029	2,658	2,680

Velocity Vehicle Group LLC
8.000% due 06/01/2029	2,000	2,059

Venture Global LNG, Inc.
8.125% due 06/01/2028	5,559	5,731
9.500% due 02/01/2029	5,229	5,730

Vericast Corp.
11.000% due 09/15/2026	1,669	1,790

Veritas U.S., Inc.
7.500% due 09/01/2025	1,142	989

Vertiv Group Corp.
4.125% due 11/15/2028	570	533

Viasat, Inc.
5.625% due 09/15/2025	1,126	1,093
5.625% due 04/15/2027	300	269
6.500% due 07/15/2028 (f)	1,359	1,030

Victoria’s Secret & Co.
4.625% due 07/15/2029	2,200	1,831

Victra Holdings LLC
7.750% due 02/15/2026	1,661	1,653

Viking Cruises Ltd.
5.875% due 09/15/2027	1,911	1,892
6.250% due 05/15/2025	463	463
7.000% due 02/15/2029	520	523

Viper Energy Partners LP
5.375% due 11/01/2027	100	98

Viridien
8.750% due 04/01/2027 (f)	2,802	2,673

VistaJet Malta Finance PLC
7.875% due 05/01/2027	385	341
9.500% due 06/01/2028 (f)	1,164	1,022

Vmed O2 U.K. Financing PLC
7.750% due 04/15/2032	1,404	1,371

VOC Escrow Ltd.
5.000% due 02/15/2028	1,896	1,839

Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	1,100	1,036
3.800% due 11/18/2024	1,100	1,088

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	31

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WASH Multifamily Acquisition, Inc.
5.750% due 04/15/2026	$728	$712

Waste Pro USA, Inc.
5.500% due 02/15/2026	1,232	1,216

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(a)(b)	1,533	1,395

WESCO Distribution, Inc.
6.375% due 03/15/2029	1,774	1,783
7.250% due 06/15/2028	1,157	1,179

Western Digital Corp.
4.750% due 02/15/2026	4,540	4,448

White Cap Buyer LLC
6.875% due 10/15/2028	1,791	1,730

White Cap Parent LLC (8.250% Cash or 9.000% PIK)
8.250% due 03/15/2026 (a)(f)	2,000	2,002

William Carter Co.
5.625% due 03/15/2027	271	268

Williams Scotsman, Inc.
6.125% due 06/15/2025	1,391	1,390
6.625% due 06/15/2029	975	984

Windstream Escrow LLC
7.750% due 08/15/2028	1,280	1,207

Winnebago Industries, Inc.
6.250% due 07/15/2028	249	245

WR Grace Holdings LLC
4.875% due 06/15/2027	1,188	1,147

Wynn Las Vegas LLC
5.250% due 05/15/2027	1,969	1,922

Wynn Macau Ltd.
5.500% due 10/01/2027	1,112	1,061

Xerox Holdings Corp.
5.000% due 08/15/2025	630	619
5.500% due 08/15/2028	450	388

Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (f)	2,751	2,204
6.125% due 03/01/2028 (f)	2,341	1,570

ZF North America Capital, Inc.
4.750% due 04/29/2025	2,336	2,308
6.875% due 04/14/2028	1,282	1,308

Ziggo Bond Co. BV
6.000% due 01/15/2027	325	319

		913,448

UTILITIES 4.2%

Aethon United BR LP
8.250% due 02/15/2026	707	715

AmeriGas Partners LP
5.500% due 05/20/2025	346	345
5.875% due 08/20/2026	1,212	1,175
9.375% due 06/01/2028	244	251

Antero Midstream Partners LP
5.375% due 06/15/2029	1,100	1,067
5.750% due 03/01/2027	793	787

Archrock Partners LP
6.250% due 04/01/2028	546	541
6.875% due 04/01/2027	913	917

Atlantica Sustainable Infrastructure PLC
4.125% due 06/15/2028	120	118

Blue Racer Midstream LLC
6.625% due 07/15/2026	1,379	1,381

Calpine Corp.
4.500% due 02/15/2028	1,604	1,525
5.125% due 03/15/2028	3,482	3,351
5.250% due 06/01/2026	704	697

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clearway Energy Operating LLC
4.750% due 03/15/2028	$1,695	$1,621

CrownRock LP
5.625% due 10/15/2025	1,179	1,177

DPL, Inc.
4.125% due 07/01/2025	263	258

Endeavor Energy Resources LP
5.750% due 01/30/2028	1,979	1,999

Genesis Energy LP
7.750% due 02/01/2028	1,300	1,315
8.000% due 01/15/2027	2,999	3,069
8.250% due 01/15/2029	878	907

Hilcorp Energy LP
6.250% due 11/01/2028	1,139	1,126

Iliad Holding SASU
6.500% due 10/15/2026	1,263	1,259
7.000% due 10/15/2028	896	889

Lumen Technologies, Inc.
4.125% due 04/15/2029	397	260
4.125% due 04/15/2030	417	263

Millicom International Cellular SA
5.125% due 01/15/2028	596	563

NGL Energy Operating LLC
8.125% due 02/15/2029	1,156	1,179

NRG Energy, Inc.
5.250% due 06/15/2029	500	480
5.750% due 01/15/2028	901	895

Pattern Energy Operations LP
4.500% due 08/15/2028	1,901	1,761

PBF Holding Co. LLC
6.000% due 02/15/2028	1,894	1,848

PG&E Corp.
5.000% due 07/01/2028	1,120	1,079

Qwest Corp.
7.250% due 09/15/2025	709	692

Summit Midstream Holdings LLC
10.000% due 10/15/2026 þ	860	885

Tallgrass Energy Partners LP
5.500% due 01/15/2028	3,551	3,400
6.000% due 03/01/2027	882	870
7.375% due 02/15/2029	920	925

TerraForm Power Operating LLC
5.000% due 01/31/2028	2,015	1,927

Transocean Poseidon Ltd.
6.875% due 02/01/2027	1,418	1,417

Vistra Operations Co. LLC
4.375% due 05/01/2029	500	466
5.000% due 07/31/2027	210	203
5.500% due 09/01/2026	1,736	1,713
5.625% due 02/15/2027	4,310	4,241

		51,557

Total Corporate Bonds & Notes (Cost $1,167,941)		1,158,066

	SHARES
COMMON STOCKS 0.4%

FINANCIALS 0.3%

Bruin Blocker LLC «(c)(h)	182,994	0

Intelsat Emergence SA «(h)	90,881	3,380

Jerset Newco «(c)	5,855	419

		3,799

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.1%

Amsurg Equity «(c)(h)	21,155	$1,047

INDUSTRIALS 0.0%

Voyager Aviation Holdings LLC «(c)	530	0

INFORMATION TECHNOLOGY 0.0%

Riverbed Technology, Inc. «(c)(h)	22,812	6

Total Common Stocks (Cost $9,654)		4,852

WARRANTS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	28,334	71

Total Warrants (Cost $3,296)		71

PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

Voyager Aviation Holdings LLC
9.500% «	3,178	0

Total Preferred Securities (Cost $1,041)		0

SHORT-TERM INSTRUMENTS 4.7%

REPURCHASE AGREEMENTS (i) 4.7%
		58,302

Total Short-Term Instruments (Cost $58,302)		58,302

Total Investments in Securities (Cost $1,247,844)		1,229,014

INVESTMENTS IN AFFILIATES 3.4%

SHORT-TERM INSTRUMENTS 3.4%

MUTUAL FUNDS 3.4%

PIMCO Government Money Market Fund
5.470% (e)(f)(g)	41,110,803	41,111

Total Short-Term Instruments (Cost $41,111)		41,111

Total Investments in Affiliates (Cost $41,111)		41,111

Total Investments 103.2% (Cost $1,288,955)		$1,270,125

Financial Derivative Instruments (k) (0.0)% (Cost or Premiums, net $860)		(41)

Other Assets and Liabilities, net (3.2)%		(39,700)

Net Assets 100.0%		$1,230,384

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).

32	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Institutional Class Shares of each Fund.
(f)

Securities with an aggregate market value of $40,532 were out on loan in exchange for $41,384 of cash collateral as of June 30, 2024. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(g)	Coupon represents a 7-Day Yield.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$884	$1,047	0.09%
Bruin Blocker LLC	04/20/2021	0	0	0.00
Intelsat Emergence SA	10/02/2018 - 07/03/2023	6,884	3,380	0.27
Riverbed Technology, Inc.	04/24/2018 - 12/07/2021	1,634	6	0.00

		$9,402	$4,433	0.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.340%	06/28/2024	07/01/2024	$30,100	U.S. Treasury Notes 0.625% due 07/31/2026	$(30,691)	$30,100	$30,113
	5.400	07/01/2024	07/02/2024	100	U.S. Treasury Notes 1.375% due 11/15/2031	(102)	100	100
DEU	5.410	07/01/2024	07/02/2024	26,700	U.S. Treasury Notes 1.875% due 02/28/2029	(27,255)	26,700	26,700
FICC	2.600	06/28/2024	07/01/2024	1,402	U.S. Treasury Notes 4.500% due 03/31/2026	(1,431)	1,402	1,403

Total Repurchase Agreements						$(59,479)	$58,302	$58,316

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	4.500%	06/18/2024	TBD	(3)	$(1,989)	$(1,992)

Total Reverse Repurchase Agreements						$(1,992)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$30,213	$0	$0	$0	$30,213	$(30,793)	$(580)
BRC	0	(1,992)	0	0	(1,992)	2,340	348
DEU	26,700	0	0	0	26,700	(27,255)	(555)
FICC	1,403	0	0	0	1,403	(1,431)	(28)

Master Securities Lending Agreement
BCY	0	0	0	14,702	14,702	(15,000)	(298)
BMO	0	0	0	1,626	1,626	(1,658)	(32)
BOS	0	0	0	4,127	4,127	(4,208)	(81)
BPG	0	0	0	1,016	1,016	(1,037)	(21)
BSN	0	0	0	858	858	(875)	(17)
GSC	0	0	0	9,580	9,580	(9,772)	(192)
RDR	0	0	0	8,623	8,623	(8,834)	(211)

Total Borrowings and Other Financing Transactions	$58,316	$(1,992)	$0	$40,532

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	33

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(5)
Corporate Bonds & Notes	$41,384	$0	$0	$0	$41,384

Total	$41,384	$0	$0	$0	$41,384

Reverse Repurchase Agreements
Corporate Bonds & Notes	0	0	0	(1,992)	(1,992)

Total	$0	$0	$0	$(1,992)	$(1,992)

Total Borrowings	$41,384	$0	$0	$(1,992)	$39,392

Payable for reverse repurchase agreements and securities on loan - cash collateral					$39,392

(j)	Securities with an aggregate market value of $2,340 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(952) at a weighted average interest rate of 3.593%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	136	$27,774	$47	$0	$(3)
U.S. Treasury 5-Year Note September Futures	09/2024	304	32,400	100	0	(25)

Total Futures Contracts				$147	$0	$(28)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Calpine Corp.	5.000%	Quarterly	06/20/2028	1.547%	$2,500	$100	$209	$309	$1	$0
Carnival Corp.	1.000	Quarterly	12/20/2027	1.509	1,000	(100)	84	(16)	0	0
Dish DBS Copr.	5.000	Quarterly	12/20/2024	20.815	3,000	(218)	11	(207)	7	0
Transocean, Inc.	1.000	Quarterly	12/20/2028	3.538	600	(89)	31	(58)	1	0

						$(307)	$335	$28	$9	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$4,850	$182	$113	$295	$0	$(4)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	594	14	24	38	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	14,454	34	906	940	0	(9)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	14,200	937	(29)	908	0	(9)

					$1,167	$1,014	$2,181	$0	$(22)

Total Swap Agreements					$860	$1,349	$2,209	$9	$(22)

34	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$9	$9	$0	$(28)	$(22)	$(50)

Cash of $8,859 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$9	$0	$0	$0	$9

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$28	$28
Swap Agreements	0	22	0	0	0	22

	$0	$22	$0	$0	$28	$50

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$39	$39
Swap Agreements	0	5,809	0	0	(8)	5,801

	$0	$5,809	$0	$0	$31	$5,840

Over the counter
Swap Agreements	$0	$3	$0	$0	$0	$3

	$0	$5,812	$0	$0	$31	$5,843

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	35

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)	June 30, 2024

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$419	$419
Swap Agreements	0	(357)	0	0	0	(357)

	$0	$(357)	$0	$0	$419	$62

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,352	$3,371	$7,723
Corporate Bonds & Notes
Banking & Finance	0	192,991	70	193,061
Industrials	0	912,053	1,395	913,448
Utilities	0	51,557	0	51,557
Common Stocks
Financials	0	0	3,799	3,799
Health Care	0	0	1,047	1,047
Information Technology	0	0	6	6
Warrants
Financials	0	0	71	71
Short-Term Instruments
Repurchase Agreements	0	58,302	0	58,302

	$0	$1,219,255	$9,759	$1,229,014

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	41,111	0	0	41,111

Total Investments	$41,111	$1,219,255	$9,759	$1,270,125

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$9	$0	$9

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(50)	$0	$(50)

Total Financial Derivative Instruments	$0	$(41)	$0	$(41)

Totals	$41,111	$1,219,214	$9,759	$1,270,084

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

36	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.3%

CORPORATE BONDS & NOTES 94.8%

BANKING & FINANCE 39.6%

ABN AMRO Bank NV
6.339% due 09/18/2027 •	$742	$752

AerCap Ireland Capital DAC
2.450% due 10/29/2026	3,744	3,494
3.000% due 10/29/2028	210	191
3.300% due 01/30/2032	2,674	2,298
3.400% due 10/29/2033	146	123
3.850% due 10/29/2041	63	49
4.450% due 10/01/2025	766	756

Aflac, Inc.
4.750% due 01/15/2049	51	45

AIA Group Ltd.
4.950% due 04/04/2033	2,301	2,259

AIB Group PLC
7.583% due 10/14/2026 •	303	310

Aircastle Ltd.
4.250% due 06/15/2026	872	850
6.500% due 07/18/2028	120	122

Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033	1,957	1,473

Alleghany Corp.
3.250% due 08/15/2051	1,585	1,071

Ally Financial, Inc.
2.200% due 11/02/2028	1,695	1,468
4.750% due 06/09/2027	110	107
5.800% due 05/01/2025	130	130

American Express Co.
3.950% due 08/01/2025	839	825
4.050% due 12/03/2042	123	103
4.420% due 08/03/2033 •	1,356	1,280
6.489% due 10/30/2031 •	140	149

American Homes 4 Rent LP
4.250% due 02/15/2028	125	120

American Tower Corp.
2.750% due 01/15/2027	646	606
2.900% due 01/15/2030	2,312	2,039
2.950% due 01/15/2051	2,325	1,456
3.125% due 01/15/2027	333	316
3.600% due 01/15/2028	1,073	1,013
5.900% due 11/15/2033	120	123

ANZ New Zealand International Ltd.
1.250% due 06/22/2026	136	126

Aon Corp.
2.800% due 05/15/2030	2,042	1,791
2.900% due 08/23/2051	1,506	920
3.900% due 02/28/2052	70	52

Arch Capital Group Ltd.
3.635% due 06/30/2050	242	174

Ares Capital Corp.
2.875% due 06/15/2027	729	668
2.875% due 06/15/2028	90	80

Ares Management Corp.
6.375% due 11/10/2028	972	1,013

Arthur J Gallagher & Co.
3.500% due 05/20/2051	20	14
5.750% due 07/15/2054	2,278	2,216

ASB Bank Ltd.
2.375% due 10/22/2031	125	103

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	181	157

Athene Global Funding
0.914% due 08/19/2024	479	476
1.450% due 01/08/2026	586	550
1.608% due 06/29/2026	1,426	1,321
1.716% due 01/07/2025	41	40
2.673% due 06/07/2031	10	8

Australia & New Zealand Banking Group Ltd.
2.570% due 11/25/2035 •(g)	704	578
2.950% due 07/22/2030 •	234	227
4.400% due 05/19/2026 (g)	490	480

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AvalonBay Communities, Inc.
5.350% due 06/01/2034	$1,735	$1,737

Aviation Capital Group LLC
1.950% due 01/30/2026	168	158
6.250% due 04/15/2028	2,583	2,637

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	45	42
2.528% due 11/18/2027	1,814	1,632
2.875% due 02/15/2025	1,520	1,489
5.500% due 01/15/2026	2,072	2,056

AXIS Specialty Finance PLC
4.000% due 12/06/2027	120	115

Banco Bilbao Vizcaya Argentaria SA
5.862% due 09/14/2026 •	117	117
6.138% due 09/14/2028 •	606	618
7.883% due 11/15/2034 •	1,980	2,159

Banco de Credito e Inversiones SA
3.500% due 10/12/2027	826	780

Banco Santander Chile
2.700% due 01/10/2025	125	123

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% due 04/17/2025	147	146

Banco Santander SA
1.849% due 03/25/2026	86	81
4.379% due 04/12/2028	120	116
5.147% due 08/18/2025	823	817
5.294% due 08/18/2027	120	119

Bank of America Corp.
1.530% due 12/06/2025 •	1,011	992
2.572% due 10/20/2032 •	3,935	3,263
2.592% due 04/29/2031 •	170	147
2.687% due 04/22/2032 •	645	545
2.884% due 10/22/2030 •	130	116
2.972% due 02/04/2033 •	180	152
3.384% due 04/02/2026 •	1,327	1,303
3.419% due 12/20/2028 •	2,933	2,759
3.970% due 03/05/2029 •	100	96
4.271% due 07/23/2029 •	2,430	2,342
4.827% due 07/22/2026 •	867	859
4.948% due 07/22/2028 •	956	949
5.015% due 07/22/2033 •	3,168	3,098
5.080% due 01/20/2027 •	1,310	1,303
5.288% due 04/25/2034 •	1,902	1,883
5.468% due 01/23/2035 •	3,270	3,268
5.872% due 09/15/2034 •	140	144

Bank of Ireland Group PLC
2.029% due 09/30/2027 •	913	842
6.253% due 09/16/2026 •	120	121

Bank of New York Mellon Corp.
4.706% due 02/01/2034 •	120	115
5.802% due 10/25/2028 •	46	47
5.834% due 10/25/2033 •	1,855	1,921

Bank of New Zealand
1.000% due 03/03/2026	110	102

Bank of Nova Scotia
1.050% due 03/02/2026	53	49
5.250% due 06/12/2028	407	409

Barclays PLC
2.852% due 05/07/2026 •	243	237
4.375% due 01/12/2026	3,835	3,772
5.304% due 08/09/2026 •	546	543
5.829% due 05/09/2027 •	120	120
6.496% due 09/13/2027 •	546	555
7.325% due 11/02/2026 •	120	122
7.385% due 11/02/2028 •	140	148
7.437% due 11/02/2033 •	44	48

Berkshire Hathaway Finance Corp.
2.850% due 10/15/2050	1,133	729
3.850% due 03/15/2052	1,934	1,496
4.200% due 08/15/2048	372	313
4.250% due 01/15/2049	531	454
5.750% due 01/15/2040	700	744

Berkshire Hathaway, Inc.
4.500% due 02/11/2043	633	587

BGC Group, Inc.
6.600% due 06/10/2029	2,000	1,991

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050	$75	$45
2.850% due 08/05/2051	1,698	1,040
3.500% due 09/10/2049	560	394

Blackstone Secured Lending Fund
2.750% due 09/16/2026	1,113	1,031
3.625% due 01/15/2026	251	241

Block Financial LLC
3.875% due 08/15/2030	1,130	1,036

Blue Owl Capital Corp.
2.875% due 06/11/2028	157	139
3.400% due 07/15/2026	126	119
4.250% due 01/15/2026	10	10

Blue Owl Finance LLC
3.125% due 06/10/2031	606	505
4.125% due 10/07/2051	466	335

BNP Paribas SA
1.323% due 01/13/2027 •	1,423	1,329
2.219% due 06/09/2026 •	936	905
4.400% due 08/14/2028	2,756	2,648

BPCE SA
1.000% due 01/20/2026	325	304
1.652% due 10/06/2026 •	2,437	2,307
3.500% due 10/23/2027	369	345
5.281% due 05/30/2029	682	680
5.975% due 01/18/2027 •	847	848
6.612% due 10/19/2027 •	318	323

Brandywine Operating Partnership LP
3.950% due 11/15/2027	386	350

Brighthouse Financial Global Funding
1.550% due 05/24/2026	468	433

Brookfield Finance, Inc.
3.625% due 02/15/2052	696	485
3.900% due 01/25/2028	1,058	1,010
4.850% due 03/29/2029	2,215	2,177

Brown & Brown, Inc.
2.375% due 03/15/2031	146	121
4.950% due 03/17/2052	2,674	2,278

CaixaBank SA
6.684% due 09/13/2027 •	1,226	1,250

Cantor Fitzgerald LP
7.200% due 12/12/2028	972	1,000

Capital One Financial Corp.
1.878% due 11/02/2027 •	1,889	1,733
2.636% due 03/03/2026 •	2,319	2,270
4.985% due 07/24/2026 •	240	238
5.247% due 07/26/2030 •	178	175
5.268% due 05/10/2033 •	145	140
5.468% due 02/01/2029 •	120	119
5.700% due 02/01/2030 •	1,692	1,700

CBRE Services, Inc.
5.950% due 08/15/2034	5,590	5,662

Charles Schwab Corp.
1.650% due 03/11/2031	4,008	3,221
1.950% due 12/01/2031	164	131
2.000% due 03/20/2028	1,177	1,057
2.300% due 05/13/2031	10	8
2.900% due 03/03/2032	100	86
5.875% due 08/24/2026	1,450	1,467

Chubb INA Holdings, Inc.
1.375% due 09/15/2030	150	122
3.050% due 12/15/2061	50	32

CI Financial Corp.
7.500% due 05/30/2029	1,584	1,570

Citibank NA
5.570% due 04/30/2034	4,804	4,883

Citigroup, Inc.
2.561% due 05/01/2032 •	1,590	1,326
2.572% due 06/03/2031 •	500	429
3.057% due 01/25/2033 •	2,652	2,253
3.070% due 02/24/2028 •	130	123
3.668% due 07/24/2028 •	509	485
3.980% due 03/20/2030 •	1,107	1,045
4.075% due 04/23/2029 •	411	394
4.412% due 03/31/2031 •	80	76
4.910% due 05/24/2033 •	150	144
6.270% due 11/17/2033 •	1,071	1,122

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	37

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citizens Bank NA
3.750% due 02/18/2026	$659	$637
4.575% due 08/09/2028 •	485	468

Citizens Financial Group, Inc.
2.850% due 07/27/2026	897	847
3.250% due 04/30/2030	10	9

CNO Global Funding
5.875% due 06/04/2027	298	299

Commonwealth Bank of Australia
2.688% due 03/11/2031 (g)	1,437	1,193
5.316% due 03/13/2026	974	978

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	110	101
3.750% due 07/21/2026	935	900
5.800% due 09/30/2110	3	3

Corebridge Financial, Inc.
3.500% due 04/04/2025	1,067	1,049
3.650% due 04/05/2027	1,289	1,234
3.850% due 04/05/2029	1,309	1,228
3.900% due 04/05/2032	196	176
4.400% due 04/05/2052	100	79

Credit Agricole SA
1.247% due 01/26/2027 •	1,028	959
1.907% due 06/16/2026 •	51	49
5.301% due 07/12/2028	51	51
6.316% due 10/03/2029 •	699	718

Crown Castle, Inc.
1.350% due 07/15/2025	23	22
2.100% due 04/01/2031	20	16
2.250% due 01/15/2031	1,016	836
2.500% due 07/15/2031	10	8
2.900% due 03/15/2027	629	591
2.900% due 04/01/2041	172	119
3.100% due 11/15/2029	1,662	1,485
3.250% due 01/15/2051	27	18
3.300% due 07/01/2030	100	89
4.300% due 02/15/2029	692	661
4.450% due 02/15/2026	1,068	1,050

CubeSmart LP
3.000% due 02/15/2030	56	50

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026	1,371	1,323

Danske Bank AS
3.244% due 12/20/2025 •	1,523	1,503
4.375% due 06/12/2028	522	503

Deutsche Bank AG
2.129% due 11/24/2026 •	1,871	1,776
3.961% due 11/26/2025 •	457	453
5.414% due 05/10/2029	992	991
6.720% due 01/18/2029 •	140	145
7.079% due 02/10/2034 •	884	900

Digital Realty Trust LP
3.600% due 07/01/2029	865	803
3.700% due 08/15/2027	51	49
5.550% due 01/15/2028	299	302

Discover Bank
4.650% due 09/13/2028	2,247	2,159

Discover Financial Services
4.100% due 02/09/2027	110	106

DNB Bank ASA
1.535% due 05/25/2027 •	2,001	1,856

DOC DR LLC
3.950% due 01/15/2028	257	246

Empower Finance LP
1.776% due 03/17/2031	61	48
3.075% due 09/17/2051	2,873	1,837

Enstar Group Ltd.
3.100% due 09/01/2031	414	343

EPR Properties
3.750% due 08/15/2029	2,676	2,387
4.950% due 04/15/2028	60	57

Equinix, Inc.
1.450% due 05/15/2026	10	9
2.150% due 07/15/2030	549	461
2.625% due 11/18/2024	50	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 07/15/2050	$784	$497
3.200% due 11/18/2029	1,383	1,247

Equitable Financial Life Global Funding
1.300% due 07/12/2026	642	590

Essex Portfolio LP
2.650% due 03/15/2032	3,170	2,629
3.500% due 04/01/2025	50	49

Extra Space Storage LP
2.350% due 03/15/2032	1,933	1,541

F&G Global Funding
1.750% due 06/30/2026	135	124
2.300% due 04/11/2027	489	443

Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	1,358	1,340

Fidelity National Financial, Inc.
3.200% due 09/17/2051	313	193

Fifth Third Bacorp
4.055% due 04/25/2028 •	2,289	2,196

Fifth Third Bancorp
6.361% due 10/27/2028 •	433	443

First American Financial Corp.
4.000% due 05/15/2030	53	48

First-Citizens Bank & Trust Co.
2.969% due 09/27/2025 •	50	49

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	972	880
3.815% due 11/02/2027	615	577
4.125% due 08/17/2027	944	897
4.389% due 01/08/2026	1,895	1,856
4.542% due 08/01/2026	980	954
5.850% due 05/17/2027	1,190	1,190
6.050% due 03/05/2031	3,336	3,342
6.798% due 11/07/2028	980	1,013
6.800% due 05/12/2028	120	124
6.950% due 03/06/2026	822	836

FS KKR Capital Corp.
1.650% due 10/12/2024	254	251
3.125% due 10/12/2028	183	159
3.400% due 01/15/2026	266	253

GA Global Funding Trust
0.800% due 09/13/2024	134	133
1.950% due 09/15/2028	181	159
2.250% due 01/06/2027	662	612

GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026	396	379

GATX Corp.
3.500% due 06/01/2032	50	43
4.700% due 04/01/2029	1,715	1,679

General Motors Financial Co., Inc.
1.250% due 01/08/2026	2,305	2,159
1.500% due 06/10/2026	1,506	1,395
2.350% due 01/08/2031	150	123
2.750% due 06/20/2025	10	10
4.300% due 04/06/2029	132	125
5.850% due 04/06/2030	100	101

Global Atlantic Fin Co.
3.125% due 06/15/2031	100	83

Globe Life, Inc.
4.800% due 06/15/2032	100	92

GLP Capital LP
3.250% due 01/15/2032	100	84
4.000% due 01/15/2030	1,537	1,409
4.000% due 01/15/2031	497	446
5.300% due 01/15/2029	1,779	1,754

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	2,072	1,934
1.948% due 10/21/2027 •	2,617	2,417
1.992% due 01/27/2032 •	5,154	4,185
2.600% due 02/07/2030	10	9
2.615% due 04/22/2032 •	2,966	2,495
2.640% due 02/24/2028 •	1,289	1,203
3.102% due 02/24/2033 •	1,951	1,667
3.615% due 03/15/2028 •	51	49
4.482% due 08/23/2028 •	1,726	1,687
5.851% due 04/25/2035 •	546	560
6.484% due 10/24/2029 •	70	73

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.561% due 10/24/2034 •	$496	$533

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	2,378	2,205

Guardian Life Global Funding
1.625% due 09/16/2028	630	552

Guardian Life Insurance Co. of America
4.850% due 01/24/2077	1,463	1,227

HAT Holdings LLC
8.000% due 06/15/2027	594	618

Highwoods Realty LP
3.050% due 02/15/2030	2,024	1,718

Host Hotels & Resorts LP
4.500% due 02/01/2026	498	489
5.700% due 07/01/2034	1,882	1,851

HSBC Holdings PLC
2.206% due 08/17/2029 •	230	202
2.357% due 08/18/2031 •	1,279	1,069
2.871% due 11/22/2032 •	61	51
3.973% due 05/22/2030 •	1,582	1,479
4.041% due 03/13/2028 •	210	202
4.292% due 09/12/2026 •	170	167
4.583% due 06/19/2029 •	1,114	1,077
4.755% due 06/09/2028 •	110	108
6.254% due 03/09/2034 •	1,966	2,048

Hudson Pacific Properties LP
5.950% due 02/15/2028	520	443

Huntington National Bank
5.699% due 11/18/2025 •	393	392

ING Groep NV
4.017% due 03/28/2028 •	140	135
6.114% due 09/11/2034 •	1,103	1,138

Intercontinental Exchange, Inc.
5.200% due 06/15/2062	100	93
5.250% due 06/15/2031	892	898

Intesa Sanpaolo SpA
6.625% due 06/20/2033	968	999
7.000% due 11/21/2025	100	102
7.778% due 06/20/2054 •	1,100	1,150
8.248% due 11/21/2033 •	585	646

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	2,294	1,822

Jackson National Life Global Funding
1.750% due 01/12/2025	200	196

Jefferies Financial Group, Inc.
5.875% due 07/21/2028	120	121

JPMorgan Chase & Co.
1.045% due 11/19/2026 •	100	94
1.470% due 09/22/2027 •	1,392	1,279
1.561% due 12/10/2025 •	424	416
2.005% due 03/13/2026 •	2,288	2,229
2.522% due 04/22/2031 •	90	78
2.580% due 04/22/2032 •	4,432	3,745
2.947% due 02/24/2028 •	1,411	1,329
2.963% due 01/25/2033 •	334	285
3.509% due 01/23/2029 •	784	742
4.005% due 04/23/2029 •	50	48
4.080% due 04/26/2026 •	371	366
4.323% due 04/26/2028 •	931	908
4.565% due 06/14/2030 •	1,020	990
4.586% due 04/26/2033 •	423	404
4.851% due 07/25/2028 •	639	633
4.912% due 07/25/2033 •	3,278	3,185
5.336% due 01/23/2035 •	1,458	1,450
5.571% due 04/22/2028 •	390	393
5.766% due 04/22/2035 •	1,584	1,626

Key Corp.
6.619% (SOFRINDX + 1.250%) due 05/23/2025 ~	76	76

Kilroy Realty LP
4.375% due 10/01/2025	348	341

KKR Group Finance Co. LLC
3.250% due 12/15/2051	2,287	1,501

Liberty Mutual Group, Inc.
3.951% due 10/15/2050	1,509	1,099
5.500% due 06/15/2052	654	609

38	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	$180	$169
3.750% due 03/18/2028 •	51	49
3.870% due 07/09/2025 •	726	726
5.871% due 03/06/2029 •	253	257
7.953% due 11/15/2033 •	1,980	2,223

LPL Holdings, Inc.
6.750% due 11/17/2028	1,469	1,543

Lseg U.S. Fin Corp.
4.875% due 03/28/2027	200	198

LSEGA Financing PLC
2.000% due 04/06/2028	1,750	1,569
3.200% due 04/06/2041	1,354	1,017

Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,081	980
3.763% due 11/28/2028 •	60	57

Manulife Financial Corp.
4.150% due 03/04/2026	850	832

Marsh & McLennan Cos., Inc.
2.375% due 12/15/2031	190	158
4.350% due 01/30/2047	1,583	1,337
6.250% due 11/01/2052	110	119

MassMutual Global Funding
4.150% due 08/26/2025	385	380
5.150% due 05/30/2029	1,090	1,092

Meiji Yasuda Life Insurance Co.
5.200% due 10/20/2045 •	49	49

MET Tower Global Funding
1.250% due 09/14/2026	111	102

MetLife, Inc.
4.125% due 08/13/2042	130	108
5.000% due 07/15/2052	100	91
5.300% due 12/15/2034	100	100
9.250% due 04/08/2068	163	189

Metropolitan Life Global Funding
1.875% due 01/11/2027	2,841	2,623
5.150% due 03/28/2033	2,327	2,300

Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027	1,272	1,266

Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	164	135
2.341% due 01/19/2028 •	1,731	1,609
3.195% due 07/18/2029	1,202	1,097
3.751% due 07/18/2039	120	100
4.788% due 07/18/2025 •	1,123	1,122
5.017% due 07/20/2028 •	755	751
5.719% due 02/20/2026 •	966	966

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	80	65
3.170% due 09/11/2027	60	56
5.414% due 09/13/2028 •	1,416	1,420
5.748% due 07/06/2034 •	50	51

Morgan Stanley
1.928% due 04/28/2032 •	2,798	2,249
2.511% due 10/20/2032 •	119	98
2.630% due 02/18/2026 •	300	294
3.622% due 04/01/2031 •	3,741	3,434
4.210% due 04/20/2028 •	1,532	1,489
4.679% due 07/17/2026 •	1,923	1,905
4.889% due 07/20/2033 •	2,376	2,291
5.050% due 01/28/2027 •	599	596
5.123% due 02/01/2029 •	1,824	1,817
5.164% due 04/20/2029 •	130	130
5.652% due 04/13/2028 •	892	901
5.831% due 04/19/2035 •	1,090	1,118
6.296% due 10/18/2028 •	46	47
6.627% due 11/01/2034 •	972	1,050

Nasdaq, Inc.
5.550% due 02/15/2034	681	682

National Australia Bank Ltd.
2.990% due 05/21/2031 (g)	100	84
3.347% due 01/12/2037 •(g)	110	93

Nationwide Building Society
2.972% due 02/16/2028 •	50	47
3.960% due 07/18/2030 •	3,033	2,808

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	$1,620	$1,247
4.950% due 04/22/2044	54	46

New York Life Global Funding
2.350% due 07/14/2026	100	95

New York Life Insurance Co.
3.750% due 05/15/2050	135	101
4.450% due 05/15/2069	169	136
6.750% due 11/15/2039	684	760

Nippon Life Insurance Co.
5.100% due 10/16/2044 •	318	318

Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024	100	99
1.850% due 09/16/2026	125	114
2.000% due 03/09/2026	2,709	2,537
2.450% due 09/15/2028	100	87

NMI Holdings, Inc.
6.000% due 08/15/2029	2,278	2,260

Nomura Holdings, Inc.
2.172% due 07/14/2028	57	50
2.329% due 01/22/2027	2,788	2,578
2.648% due 01/16/2025	1,550	1,524

NongHyup Bank
1.250% due 07/20/2025	37	35

Nordea Bank Abp
1.500% due 09/30/2026	55	51
5.375% due 09/22/2027	1,753	1,763

Norinchukin Bank
4.867% due 09/14/2027 (f)	702	682
5.071% due 09/14/2032	47	45
5.430% due 03/09/2028 (f)	1,178	1,166

Northwestern Mutual Global Funding
0.800% due 01/14/2026	325	304
4.000% due 07/01/2025	20	20

Nuveen Finance LLC
4.125% due 11/01/2024	833	828

Oaktree Strategic Credit Fund
8.400% due 11/14/2028	972	1,028

Old Republic International Corp.
3.875% due 08/26/2026	739	715

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	2,576	2,201

Pacific Life Global Funding
1.600% due 09/21/2028	3,135	2,716

Pacific LifeCorp
5.400% due 09/15/2052	1,086	1,039

Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034	1,486	1,468

PNC Financial Services Group, Inc.
2.307% due 04/23/2032 •	260	215
5.068% due 01/24/2034 •	3,058	2,957
5.354% due 12/02/2028 •	47	47
5.492% due 05/14/2030 •	1,570	1,579
6.875% due 10/20/2034 •	208	227

Popular, Inc.
7.250% due 03/13/2028	1,663	1,709

Pricoa Global Funding
0.800% due 09/01/2025	1,272	1,206

Principal Life Global Funding
3.000% due 04/18/2026	820	787

Progressive Corp.
3.000% due 03/15/2032	821	713
3.700% due 03/15/2052	100	75

Prologis LP
4.000% due 09/15/2028	1,602	1,542

Protective Life Global Funding
1.303% due 09/20/2026	701	643
1.646% due 01/13/2025	556	544

Prudential Financial, Inc.
3.000% due 03/10/2040	172	127
3.905% due 12/07/2047	135	104
5.375% due 05/15/2045 •	426	423

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prudential Funding Asia PLC
3.125% due 04/14/2030	$324	$290

Raymond James Financial, Inc.
3.750% due 04/01/2051	60	44

Realty Income Corp.
3.250% due 01/15/2031	132	117
3.400% due 01/15/2028	571	538
4.450% due 09/15/2026	474	463
4.700% due 12/15/2028	1,486	1,460

Reinsurance Group of America, Inc.
3.950% due 09/15/2026	1,050	1,021

Reliance Standard Life Global Funding
1.512% due 09/28/2026	157	142

Rexford Industrial Realty LP
2.150% due 09/01/2031	1,146	914

RGA Global Funding
2.000% due 11/30/2026	53	49
6.000% due 11/21/2028	892	919

Royal Bank of Canada
3.625% due 05/04/2027	120	115

Sabra Health Care LP
3.200% due 12/01/2031	290	241

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	2,165	1,996
4.500% due 07/17/2025	1,013	999
6.499% due 03/09/2029 •	1,831	1,866

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	3,065	2,835

Scentre Group Trust
3.500% due 02/12/2025	50	49

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	1,528	1,408

Societe Generale SA
1.792% due 06/09/2027 •	105	97
3.337% due 01/21/2033 •	665	552
4.250% due 04/14/2025	710	698
6.691% due 01/10/2034 •	564	582

Standard Chartered PLC
2.678% due 06/29/2032 •	84	69
2.819% due 01/30/2026 •	3,275	3,217

State Street Corp.
5.820% due 11/04/2028 •	1,115	1,138

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	3,023	2,460
2.472% due 01/14/2029	538	479
2.750% due 01/15/2030	3,256	2,858
4.306% due 10/16/2028	50	49
5.766% due 01/13/2033	47	48

Sumitomo Mitsui Trust Bank Ltd.
4.950% due 09/15/2027	1,897	1,885

Sun Communities Operating LP
2.300% due 11/01/2028	56	49

SVB Financial Group
1.800% due 02/02/2031 ^(b)	1	1

Synchrony Financial
2.875% due 10/28/2031	2,556	2,051
5.150% due 03/19/2029	122	117

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	1	1

Toronto-Dominion Bank
3.200% due 03/10/2032	3,028	2,622
4.108% due 06/08/2027	49	48

Travelers Cos., Inc.
3.050% due 06/08/2051	125	84

Truist Financial Corp.
1.125% due 08/03/2027	15	13
4.260% due 07/28/2026 •	393	387
4.873% due 01/26/2029 •	473	464
5.122% due 01/26/2034 •	120	115
5.867% due 06/08/2034 •	343	346
7.161% due 10/30/2029 •	1,702	1,808

U.S. Bancorp
1.375% due 07/22/2030	70	56
3.900% due 04/26/2028	659	632

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	39

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.548% due 07/22/2028 •	$844	$825
4.653% due 02/01/2029 •	313	306
5.727% due 10/21/2026 •	788	790
5.775% due 06/12/2029 •	293	298
5.836% due 06/12/2034 •	190	193

UBS AG
1.250% due 06/01/2026	562	520
1.250% due 08/07/2026	343	315

UBS Group AG
1.305% due 02/02/2027 •	1,024	956
2.193% due 06/05/2026 •	2,603	2,516
3.126% due 08/13/2030 •	1,106	993
4.125% due 09/24/2025	1,802	1,768
4.194% due 04/01/2031 •	2,937	2,743
4.751% due 05/12/2028 •	1,302	1,276
5.617% due 09/13/2030 •	992	997
6.373% due 07/15/2026 •	662	665
6.442% due 08/11/2028 •	332	341
6.537% due 08/12/2033 •	808	848

UDR, Inc.
2.100% due 08/01/2032	1,792	1,405

UniCredit SpA
1.982% due 06/03/2027 •	1,012	944
2.569% due 09/22/2026 •	1,257	1,206
3.127% due 06/03/2032 •	145	123

USAA Capital Corp.
2.125% due 05/01/2030	57	49

VICI Properties LP
4.625% due 12/01/2029	4,110	3,893
5.125% due 05/15/2032	51	49
5.625% due 05/15/2052	1,204	1,085

Wells Fargo & Co.
2.879% due 10/30/2030 •	1,286	1,141
3.068% due 04/30/2041 •	282	207
3.350% due 03/02/2033 •	90	78
3.526% due 03/24/2028 •	1,470	1,402
3.908% due 04/25/2026 •	1,722	1,696
4.150% due 01/24/2029	929	893
4.478% due 04/04/2031 •	150	144
4.611% due 04/25/2053 •	568	486
4.808% due 07/25/2028 •	1,705	1,682
4.897% due 07/25/2033 •	6,292	6,054
5.389% due 04/24/2034 •	120	119
6.303% due 10/23/2029 •	70	73

Welltower OP LLC
4.250% due 04/15/2028	1,069	1,034

Westpac Banking Corp.
2.150% due 06/03/2031	110	92
2.700% due 08/19/2026	180	171
2.894% due 02/04/2030 •(g)	10	10
2.963% due 11/16/2040 (g)	158	111
3.020% due 11/18/2036 •(g)	60	49
5.405% due 08/10/2033 •(g)	51	50
5.457% due 11/18/2027	64	65

Weyerhaeuser Co.
6.875% due 12/15/2033	345	378
7.375% due 03/15/2032	2,226	2,490

Willis North America, Inc.
4.650% due 06/15/2027	2,388	2,347

		447,637

INDUSTRIALS 42.1%

7-Eleven, Inc.
0.950% due 02/10/2026	1,719	1,601

AbbVie, Inc.
2.950% due 11/21/2026	1,697	1,618
3.200% due 05/14/2026	25	24
3.800% due 03/15/2025	210	207
4.400% due 11/06/2042	52	46
4.550% due 03/15/2035	925	878

Adobe, Inc.
4.800% due 04/04/2029	585	586

Aetna, Inc.
3.875% due 08/15/2047	1,699	1,235

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aker BP ASA
2.000% due 07/15/2026	$1,761	$1,639
3.100% due 07/15/2031	80	68

Alcon Finance Corp.
2.600% due 05/27/2030	2,147	1,871

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ	2,050	2,041

Alibaba Group Holding Ltd.
3.400% due 12/06/2027	1,079	1,020
3.600% due 11/28/2024	914	907

Alimentation Couche-Tard, Inc.
2.950% due 01/25/2030	20	18

Allegion PLC
3.500% due 10/01/2029	54	50

Amazon.com, Inc.
2.100% due 05/12/2031	4,333	3,652
2.700% due 06/03/2060	1,546	911
3.100% due 05/12/2051	140	96
3.250% due 05/12/2061	143	95
3.875% due 08/22/2037	1,752	1,548
4.100% due 04/13/2062	246	197

Amcor Flexibles North America, Inc.
2.690% due 05/25/2031	40	34

America Movil SAB de CV
3.625% due 04/22/2029	92	86

Amgen, Inc.
3.000% due 02/22/2029	100	92
3.200% due 11/02/2027	336	317
4.200% due 02/22/2052	100	79
4.400% due 05/01/2045	2,060	1,735
4.400% due 02/22/2062	172	137
4.663% due 06/15/2051	991	848
5.150% due 03/02/2028	880	880
5.250% due 03/02/2025	410	409
5.750% due 03/02/2063	68	67

Amphenol Corp.
2.800% due 02/15/2030	160	142

Anglo American Capital
3.875% due 03/16/2029	366	344

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030	998	872

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	1,548	1,476

Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046	1,043	955

Anheuser-Busch InBev Worldwide, Inc.
4.900% due 01/23/2031	140	141
4.950% due 01/15/2042	14	13

Apache Corp.
5.100% due 09/01/2040	77	66

Apple, Inc.
1.200% due 02/08/2028	10	9
1.650% due 05/11/2030	1,694	1,428
2.200% due 09/11/2029	10	9
2.375% due 02/08/2041	120	83
2.800% due 02/08/2061	73	45
2.850% due 08/05/2061	172	106
3.350% due 08/08/2032	892	810
3.850% due 08/04/2046	1,596	1,303
3.950% due 08/08/2052	985	801
4.650% due 02/23/2046	1,143	1,054

Aptiv PLC
2.396% due 02/18/2025	128	125

Ashtead Capital, Inc.
4.250% due 11/01/2029	102	96
5.500% due 08/11/2032	1,353	1,321

Astrazeneca Finance LLC
1.750% due 05/28/2028	55	49
2.250% due 05/28/2031	10	8

AstraZeneca PLC
1.375% due 08/06/2030	967	791
4.000% due 01/17/2029	1,172	1,130

Atlassian Corp.
5.250% due 05/15/2029	2,180	2,181

Autodesk, Inc.
2.850% due 01/15/2030	55	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AutoNation, Inc.
3.800% due 11/15/2027	$130	$122

Bacardi Ltd.
2.750% due 07/15/2026	100	95
4.450% due 05/15/2025	10	10
4.700% due 05/15/2028	130	126
5.300% due 05/15/2048	40	36

BAE Systems Holdings, Inc.
3.850% due 12/15/2025	387	378

BAE Systems PLC
1.900% due 02/15/2031	1,348	1,096
3.400% due 04/15/2030	1,274	1,154

Baidu, Inc.
1.720% due 04/09/2026	53	50
4.125% due 06/30/2025	46	45

BAT Capital Corp.
3.222% due 08/15/2024	250	249
4.540% due 08/15/2047	555	428

Bayer U.S. Finance LLC
4.250% due 12/15/2025	1,982	1,940
4.375% due 12/15/2028	3,535	3,358
4.875% due 06/25/2048	1,388	1,117
6.250% due 01/21/2029	396	404
6.500% due 11/21/2033	396	405

Becton Dickinson & Co.
1.957% due 02/11/2031	60	49
2.823% due 05/20/2030	3,433	3,037
4.298% due 08/22/2032	49	46
4.669% due 06/06/2047	550	480

BMW U.S. Capital LLC
2.550% due 04/01/2031	55	47
3.300% due 04/06/2027	50	48
3.900% due 04/09/2025	10	10
4.150% due 04/09/2030	1,010	968

Boardwalk Pipelines LP
3.400% due 02/15/2031	2,162	1,898

Boeing Co.
2.196% due 02/04/2026	4,269	4,014
2.750% due 02/01/2026	10	10
3.100% due 05/01/2026	10	10
3.250% due 02/01/2028	1,755	1,608
3.600% due 05/01/2034	90	72
3.625% due 02/01/2031	1,761	1,542
3.950% due 08/01/2059	3,055	1,948
5.705% due 05/01/2040	1,275	1,176

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033	51	53

Boston Scientific Corp.
1.900% due 06/01/2025	10	10
6.500% due 11/15/2035	93	103

BP Capital Markets America, Inc.
2.772% due 11/10/2050	249	153
3.119% due 05/04/2026	243	234
3.379% due 02/08/2061	3,300	2,169
3.937% due 09/21/2028	300	288

Bristol-Myers Squibb Co.
3.700% due 03/15/2052	130	95
3.900% due 02/20/2028	2,201	2,126
4.350% due 11/15/2047	3,865	3,222
5.875% due 11/15/2036	138	145

Broadcom, Inc.
1.950% due 02/15/2028	997	893
2.600% due 02/15/2033	984	798
3.137% due 11/15/2035	958	768
3.187% due 11/15/2036	1,584	1,254
3.419% due 04/15/2033	847	731
3.469% due 04/15/2034	1,143	975
4.000% due 04/15/2029	810	772
4.150% due 04/15/2032	450	415
4.926% due 05/15/2037	1,990	1,873

Broadridge Financial Solutions, Inc.
2.900% due 12/01/2029	1,527	1,361

Cameron LNG LLC
3.701% due 01/15/2039	1,997	1,619

Canadian Natural Resources Ltd.
3.900% due 02/01/2025	1,056	1,044
6.450% due 06/30/2033	45	47

40	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canadian Pacific Railway Co.
2.050% due 03/05/2030	$975	$832
3.500% due 05/01/2050	2,118	1,527

Carlisle Cos., Inc.
2.750% due 03/01/2030	125	110

Carrier Global Corp.
2.242% due 02/15/2025	2	2
2.722% due 02/15/2030	2,559	2,262
3.377% due 04/05/2040	130	101

Caterpillar, Inc.
5.300% due 09/15/2035	30	31

CDW LLC
2.670% due 12/01/2026	930	871
3.250% due 02/15/2029	125	113
3.276% due 12/01/2028	50	45
4.125% due 05/01/2025	96	95

Cencosud SA
5.950% due 05/28/2031	992	997

Cenovus Energy, Inc.
6.750% due 11/15/2039	112	121

Centene Corp.
2.500% due 03/01/2031	80	66
2.625% due 08/01/2031	220	181
3.000% due 10/15/2030	176	151
4.250% due 12/15/2027	51	49
4.625% due 12/15/2029	2,802	2,652

CenterPoint Energy Resources Corp.
1.750% due 10/01/2030	149	122

CF Industries, Inc.
5.150% due 03/15/2034	5,910	5,671

Charter Communications Operating LLC
2.250% due 01/15/2029	227	194
2.300% due 02/01/2032	1,367	1,055
3.750% due 02/15/2028	729	678
3.850% due 04/01/2061	1,544	903
3.950% due 06/30/2062	1,226	727
4.200% due 03/15/2028	190	180
4.800% due 03/01/2050	2,521	1,851
5.375% due 04/01/2038	380	331
6.100% due 06/01/2029	2,576	2,585

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	129	119

Cheniere Energy Partners LP
5.750% due 08/15/2034	3,611	3,628

Choice Hotels International, Inc.
3.700% due 01/15/2031	50	44

Cigna Group
3.400% due 03/01/2027	3,523	3,369
4.800% due 08/15/2038	100	92

Coca-Cola Co.
1.375% due 03/15/2031	56	45
2.125% due 09/06/2029	139	122
2.500% due 06/01/2040	496	349
3.450% due 03/25/2030	249	233
5.000% due 05/13/2034	637	639

Comcast Corp.
2.887% due 11/01/2051	1,800	1,124
2.937% due 11/01/2056	150	91
2.987% due 11/01/2063	2,687	1,578
3.200% due 07/15/2036	1,121	906
3.250% due 11/01/2039	230	177
3.400% due 07/15/2046	119	86
3.950% due 10/15/2025	121	119
3.969% due 11/01/2047	210	164
5.500% due 11/15/2032	1,353	1,384

ConocoPhillips Co.
3.758% due 03/15/2042	11	9
3.800% due 03/15/2052	1,383	1,033
4.300% due 11/15/2044	125	106

Constellation Brands, Inc.
2.875% due 05/01/2030	1,242	1,097
3.150% due 08/01/2029	1,800	1,633
4.100% due 02/15/2048	179	141
5.250% due 11/15/2048	2,537	2,364

Continental Resources, Inc.
2.268% due 11/15/2026	965	896

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 01/15/2028	$100	$96
5.750% due 01/15/2031	1,864	1,834

Corning, Inc.
4.375% due 11/15/2057	1,410	1,111
5.450% due 11/15/2079	856	788

Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	210	187
4.500% due 09/16/2025	12	12
5.950% due 01/08/2034	1,296	1,299

Cox Communications, Inc.
1.800% due 10/01/2030	3,206	2,579

CRH America Finance, Inc.
3.400% due 05/09/2027	772	737

CRH SMW Finance DAC
5.200% due 05/21/2029	2,080	2,079

CSL Finanace PLC Co.
4.050% due 04/27/2029	130	124

CSX Corp.
4.100% due 03/15/2044	1,060	872
6.220% due 04/30/2040	1,739	1,863

CVS Health Corp.
1.750% due 08/21/2030	10	8
3.000% due 08/15/2026	20	19
3.250% due 08/15/2029	1,303	1,182
3.375% due 08/12/2024	1,000	997
3.625% due 04/01/2027	589	565
3.750% due 04/01/2030	887	817
4.125% due 04/01/2040	164	133
5.050% due 03/25/2048	2,524	2,176
5.125% due 07/20/2045	2,131	1,877

Darden Restaurants, Inc.
6.300% due 10/10/2033	1,494	1,543

DCP Midstream Operating LP
5.125% due 05/15/2029	847	843
5.375% due 07/15/2025	31	31

Dell International LLC
8.100% due 07/15/2036	491	586

Delta Air Lines, Inc.
4.750% due 10/20/2028	10	10
7.000% due 05/01/2025	2,798	2,820

Devon Energy Corp.
5.000% due 06/15/2045	90	77

Diageo Capital PLC
5.300% due 10/24/2027	623	629

Diamondback Energy, Inc.
5.200% due 04/18/2027	863	863
5.900% due 04/18/2064	2,180	2,106
6.250% due 03/15/2033	91	95

Discovery Communications LLC
4.000% due 09/15/2055	1,170	757
4.650% due 05/15/2050	269	196

Eastern Energy Gas Holdings LLC
3.600% due 12/15/2024	336	333

eBay, Inc.
5.900% due 11/22/2025	507	510

Electronic Arts, Inc.
1.850% due 02/15/2031	922	754

Elevance Health, Inc.
2.250% due 05/15/2030	1,967	1,686
2.550% due 03/15/2031	50	43
3.700% due 09/15/2049	10	7
4.100% due 05/15/2032	51	47
4.550% due 03/01/2048	1,464	1,246
4.850% due 08/15/2054	844	704
5.350% due 10/15/2025	171	171
5.950% due 12/15/2034	22	23

Eli Lilly & Co.
4.150% due 03/15/2059	905	740
4.700% due 02/27/2033	71	70
5.950% due 11/15/2037	342	368

Empresa Nacional de Telecomunicaciones SA
4.750% due 08/01/2026	869	853

Enbridge, Inc.
2.500% due 01/15/2025	1,831	1,799
3.125% due 11/15/2029	40	36

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 12/01/2026	$47	$46

Energy Transfer LP
4.050% due 03/15/2025	152	150
4.200% due 04/15/2027	257	249
4.950% due 05/15/2028	1,717	1,692
5.000% due 05/15/2050	1,882	1,599
5.250% due 04/15/2029	120	120
5.300% due 04/15/2047	831	735
5.500% due 06/01/2027	731	733
5.600% due 09/01/2034	2,600	2,584
6.250% due 04/15/2049	1,434	1,428
6.550% due 12/01/2033	120	127
7.375% due 02/01/2031	120	125

Entergy Louisiana LLC
4.200% due 09/01/2048	3,946	3,122

Enterprise Products Operating LLC
3.200% due 02/15/2052	1,386	922
3.950% due 01/31/2060	1,578	1,154
4.200% due 01/31/2050	3,056	2,452
4.250% due 02/15/2048	100	82
4.850% due 08/15/2042	130	118

EQT Corp.
3.900% due 10/01/2027	50	48
5.000% due 01/15/2029	1,825	1,792
5.700% due 04/01/2028	817	826

Equifax, Inc.
5.100% due 12/15/2027	1,688	1,681
7.000% due 07/01/2037	375	418

Equinor ASA
2.375% due 05/22/2030	3,021	2,639
3.625% due 04/06/2040	15	12
3.700% due 04/06/2050	744	565
7.150% due 11/15/2025	26	27

ERAC USA Finance LLC
3.300% due 12/01/2026	152	145
7.000% due 10/15/2037	303	343

Essential Utilities, Inc.
2.704% due 04/15/2030	56	49
3.566% due 05/01/2029	246	229

Estee Lauder Cos., Inc.
4.375% due 05/15/2028	1,604	1,572

Expedia Group, Inc.
6.250% due 05/01/2025	10	10

FedEx Corp.
4.100% due 02/01/2045	160	126
4.550% due 04/01/2046	4	3
4.750% due 11/15/2045	39	34

Fidelity National Information Services, Inc.
1.150% due 03/01/2026	134	125

Fiserv, Inc.
2.250% due 06/01/2027	10	9
3.200% due 07/01/2026	983	944

Flutter Treasury Designated Activity Co.
6.375% due 04/29/2029	1,090	1,098

Fortune Brands Innovations, Inc.
4.000% due 03/25/2032	168	153

Foundry JV Holdco LLC
5.900% due 01/25/2030	200	203

Fox Corp.
5.476% due 01/25/2039	100	95
5.576% due 01/25/2049	1,516	1,393

Freeport Indonesia PT
4.763% due 04/14/2027	243	239

Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,516	2,414
4.625% due 08/01/2030	101	97

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031	50	40

Gartner, Inc.
4.500% due 07/01/2028	120	116

GE Capital Funding LLC
3.450% due 05/15/2025	217	213

General Motors Co.
5.400% due 04/01/2048	1,541	1,380
6.600% due 04/01/2036	10	10

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	41

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 04/01/2046	$46	$48
6.800% due 10/01/2027	1,671	1,735

Gilead Sciences, Inc.
2.800% due 10/01/2050	181	113

Glencore Funding LLC
1.625% due 09/01/2025	10	10
2.850% due 04/27/2031	430	362
3.875% due 10/27/2027	100	95
3.875% due 04/27/2051	10	7
5.400% due 05/08/2028	2,548	2,549
6.414% (SOFRINDX + 1.060%) due 04/04/2027 ~	3,225	3,226

Global Payments, Inc.
2.900% due 05/15/2030	2,412	2,101
3.200% due 08/15/2029	170	153
4.150% due 08/15/2049	172	130
4.950% due 08/15/2027	1,104	1,093
5.300% due 08/15/2029	659	655
5.950% due 08/15/2052	100	96

Graphic Packaging International LLC
1.512% due 04/15/2026	230	213

Haleon U.S. Capital LLC
3.375% due 03/24/2027	2,704	2,581

Harley-Davidson Financial Services, Inc.
6.500% due 03/10/2028	904	924

Hasbro, Inc.
3.900% due 11/19/2029	1,365	1,260

HCA, Inc.
3.125% due 03/15/2027	163	154
3.500% due 09/01/2030	88	79
3.500% due 07/15/2051	200	134
3.625% due 03/15/2032	1,115	982
4.125% due 06/15/2029	1,172	1,110
4.375% due 03/15/2042	2,459	2,023
5.250% due 06/15/2049	2,624	2,341
5.875% due 02/01/2029	60	61

Health Care Service Corp.
5.200% due 06/15/2029	200	199

Hess Corp.
5.800% due 04/01/2047	1,555	1,576

Home Depot, Inc.
2.375% due 03/15/2051	2,872	1,651
3.125% due 12/15/2049	2,613	1,784
4.250% due 04/01/2046	7	6
4.500% due 12/06/2048	70	61
4.950% due 09/15/2052	1,269	1,173

Howmet Aerospace, Inc.
6.750% due 01/15/2028	130	136

Humana, Inc.
5.750% due 03/01/2028	573	583
5.875% due 03/01/2033	1,169	1,190
8.150% due 06/15/2038	334	400

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028	1,340	1,180

Hyatt Hotels Corp.
1.800% due 10/01/2024	100	99
5.250% due 06/30/2029	2,000	1,984
5.375% due 04/23/2025	108	108

Hyundai Capital America
1.000% due 09/17/2024	810	802
1.500% due 06/15/2026	809	750
1.650% due 09/17/2026	1,492	1,374
1.800% due 10/15/2025	133	127
2.000% due 06/15/2028	824	727
2.100% due 09/15/2028	247	217
5.600% due 03/30/2028	253	255

Illumina, Inc.
2.550% due 03/23/2031	1,110	919

Imperial Brands Finance PLC
3.500% due 07/26/2026	1,023	983
6.125% due 07/27/2027	381	388

Infor, Inc.
1.750% due 07/15/2025	15	14

Intel Corp.
3.100% due 02/15/2060	1,555	942
4.875% due 02/10/2028	901	898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Business Machines Corp.
4.400% due 07/27/2032	$607	$578
4.900% due 07/27/2052	1,217	1,087
5.600% due 11/30/2039	29	30

International Flavors & Fragrances, Inc.
4.450% due 09/26/2028	1,099	1,060

International Paper Co.
4.350% due 08/15/2048	68	55

IQVIA, Inc.
5.700% due 05/15/2028	470	476

JDE Peet’s NV
0.800% due 09/24/2024	1,117	1,102
2.250% due 09/24/2031	165	133

KazMunayGas National Co. JSC
5.750% due 04/19/2047	486	424

Kenvue, Inc.
5.050% due 03/22/2028	1,748	1,758

Keurig Dr Pepper, Inc.
4.050% due 04/15/2032	1,914	1,777
4.417% due 05/25/2025	34	34
4.500% due 04/15/2052	1,638	1,368

Kinder Morgan, Inc.
5.300% due 12/01/2034	125	121
5.450% due 08/01/2052	1,179	1,085
5.550% due 06/01/2045	1,919	1,791

Kraft Heinz Foods Co.
4.875% due 10/01/2049	132	115
5.200% due 07/15/2045	150	138
6.875% due 01/26/2039	1,666	1,852
7.125% due 08/01/2039	721	813

L3Harris Technologies, Inc.
3.850% due 12/15/2026	2,653	2,565
4.400% due 06/15/2028	85	83

Lafarge SA
7.125% due 07/15/2036	135	150

Las Vegas Sands Corp.
6.000% due 08/15/2029	2,402	2,415

Leidos, Inc.
2.300% due 02/15/2031	1,201	990
4.375% due 05/15/2030	885	837

Lennar Corp.
5.250% due 06/01/2026	48	48

LKQ Corp.
5.750% due 06/15/2028	507	512

Lockheed Martin Corp.
5.250% due 01/15/2033	69	70
5.900% due 11/15/2063	130	137

LYB International Finance LLC
1.250% due 10/01/2025	114	108

Marathon Oil Corp.
5.300% due 04/01/2029	1,808	1,816

Marathon Petroleum Corp.
3.800% due 04/01/2028	2,110	2,012

Marriott International, Inc.
2.750% due 10/15/2033	160	129
2.850% due 04/15/2031	230	197
4.625% due 06/15/2030	2,546	2,472

Marvell Technology, Inc.
2.450% due 04/15/2028	79	71
4.875% due 06/22/2028	200	197
5.950% due 09/15/2033	410	424

Masco Corp.
1.500% due 02/15/2028	57	50

Massachusetts Institute of Technology
3.885% due 07/01/2116	172	127

Mattel, Inc.
3.375% due 04/01/2026	1,515	1,457

McDonald’s Corp.
3.500% due 07/01/2027	1,902	1,823
4.875% due 12/09/2045	2,141	1,926
5.700% due 02/01/2039	50	51

Mead Johnson Nutrition Co.
4.125% due 11/15/2025	156	153

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Medtronic Global Holdings SCA
4.250% due 03/30/2028	$2,124	$2,076

Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026	660	621
4.950% due 03/30/2025	1,584	1,577

Merck & Co., Inc.
1.700% due 06/10/2027	1,711	1,571
2.900% due 12/10/2061	4,454	2,671
5.150% due 05/17/2063	243	231

Meta Platforms, Inc.
3.850% due 08/15/2032	1,035	963
4.450% due 08/15/2052	1,455	1,255
4.650% due 08/15/2062	2,012	1,736

Micron Technology, Inc.
4.185% due 02/15/2027	1,161	1,129
5.327% due 02/06/2029	100	101

Microsoft Corp.
1.350% due 09/15/2030	10	8
2.525% due 06/01/2050	3,900	2,465
2.675% due 06/01/2060	973	595
2.921% due 03/17/2052	60	41

Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	1,204	1,102
2.250% due 09/19/2024	26	26
4.250% due 09/15/2025	48	47

Mondelez International, Inc.
6.500% due 11/01/2031	957	1,028

Moody’s Corp.
3.100% due 11/29/2061	1,464	899

Motorola Solutions, Inc.
2.300% due 11/15/2030	669	563
2.750% due 05/24/2031	146	124
5.500% due 09/01/2044	877	854

MPLX LP
1.750% due 03/01/2026	52	49
4.125% due 03/01/2027	2,012	1,954
4.700% due 04/15/2048	40	33
4.950% due 03/14/2052	1,017	863
5.200% due 03/01/2047	983	879
5.500% due 02/15/2049	122	113

MSCI, Inc.
3.875% due 02/15/2031	55	50
4.000% due 11/15/2029	2,478	2,317

National Fuel Gas Co.
5.500% due 01/15/2026	226	225
5.500% due 10/01/2026	200	200

Nestle Capital Corp.
4.750% due 03/12/2031	3,406	3,367

Nestle Holdings, Inc.
5.000% due 03/14/2028	992	996

Netflix, Inc.
3.625% due 06/15/2025	999	981
4.375% due 11/15/2026	28	28
4.875% due 04/15/2028	1,866	1,857
5.375% due 11/15/2029	1,033	1,043
6.375% due 05/15/2029	45	47

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	128	124

Norfolk Southern Corp.
4.100% due 05/15/2121	67	47
5.950% due 03/15/2064	1,788	1,824

Northrop Grumman Corp.
3.850% due 04/15/2045	200	156
4.750% due 06/01/2043	100	90
4.950% due 03/15/2053	120	108

NTT Finance Corp.
1.162% due 04/03/2026	120	112
5.104% due 07/02/2027 (a)	300	300
5.110% due 07/02/2029 (a)	1,200	1,196

NXP BV
2.500% due 05/11/2031	2,627	2,202
3.150% due 05/01/2027	132	125
4.300% due 06/18/2029	132	127
4.400% due 06/01/2027	100	98
5.000% due 01/15/2033	170	166

42	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Occidental Petroleum Corp.
6.125% due 01/01/2031	$130	$133
6.450% due 09/15/2036	2,025	2,116
6.625% due 09/01/2030	130	136

OCI NV
6.700% due 03/16/2033	1,586	1,566

Open Text Corp.
6.900% due 12/01/2027	693	720

Oracle Corp.
1.650% due 03/25/2026	527	494
2.300% due 03/25/2028	1,832	1,657
3.950% due 03/25/2051	3,607	2,669
4.125% due 05/15/2045	1,838	1,441
4.900% due 02/06/2033	787	764
5.375% due 07/15/2040	60	57
5.800% due 11/10/2025	70	70

Otis Worldwide Corp.
2.056% due 04/05/2025	35	34
2.565% due 02/15/2030	10	9

Ovintiv, Inc.
5.650% due 05/15/2028	850	860

Owens Corning
3.400% due 08/15/2026	100	96

Paramount Global
2.900% due 01/15/2027	108	100
3.700% due 06/01/2028	100	90
4.200% due 05/19/2032	60	49
4.900% due 08/15/2044	810	565
4.950% due 05/19/2050	65	45

Penske Truck Leasing Co. LP
1.200% due 11/15/2025	488	460
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	1,644	1,571
5.875% due 11/15/2027	394	400

PepsiCo, Inc.
3.500% due 03/19/2040	56	45
4.600% due 07/17/2045	701	627

Pertamina Persero PT
1.400% due 02/09/2026	325	304

Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030	474	467

Philip Morris International, Inc.
1.750% due 11/01/2030	192	156
2.750% due 02/25/2026	158	151
3.875% due 08/21/2042	465	362
5.000% due 11/17/2025	334	332
5.625% due 11/17/2029	334	341
5.750% due 11/17/2032	334	341
6.375% due 05/16/2038	453	487

Phillips 66 Co.
2.450% due 12/15/2024	1,461	1,440

Pioneer Natural Resources Co.
1.125% due 01/15/2026	135	127
5.100% due 03/29/2026	1,596	1,593

PRA Health Sciences, Inc.
2.875% due 07/15/2026	579	551

Prosus NV
3.680% due 01/21/2030	1,584	1,408
4.027% due 08/03/2050	116	79
4.193% due 01/19/2032	180	159

Qorvo, Inc.
1.750% due 12/15/2024	52	51
4.375% due 10/15/2029	447	422

Quanta Services, Inc.
2.350% due 01/15/2032	1,376	1,118
2.900% due 10/01/2030	56	49

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	210	212

Regeneron Pharmaceuticals, Inc.
2.800% due 09/15/2050	3,564	2,186

Reliance Industries Ltd.
3.625% due 01/12/2052	1,735	1,217
4.125% due 01/28/2025	199	197

Reliance Steel & Aluminum Co.
1.300% due 08/15/2025	178	170

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RELX Capital, Inc.
3.000% due 05/22/2030	$345	$310
4.000% due 03/18/2029	1,418	1,364

Renesas Electronics Corp.
1.543% due 11/26/2024	462	454
2.170% due 11/25/2026	1,096	1,015

Republic Services, Inc.
3.375% due 11/15/2027	897	851

Reynolds American, Inc.
4.450% due 06/12/2025	793	784

Roche Holdings, Inc.
4.790% due 03/08/2029	1,029	1,027
5.338% due 11/13/2028	351	357

Rogers Communications, Inc.
3.200% due 03/15/2027	763	724

Royalty Pharma PLC
3.350% due 09/02/2051	224	144
3.550% due 09/02/2050	1,745	1,172
5.150% due 09/02/2029	400	397

RTX Corp.
1.900% due 09/01/2031	59	47
4.050% due 05/04/2047	1,004	791
4.125% due 11/16/2028	50	48
4.150% due 05/15/2045	120	97
4.350% due 04/15/2047	145	120
4.500% due 06/01/2042	1,453	1,259
4.800% due 12/15/2043	1,708	1,523
5.375% due 02/27/2053	1,337	1,271
5.750% due 11/08/2026	860	869

S&P Global, Inc.
4.250% due 05/01/2029	1,570	1,525

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	629	607
4.500% due 05/15/2030	202	194
5.900% due 09/15/2037	46	47

Santos Finance Ltd.
3.649% due 04/29/2031	1,114	975

Saudi Arabian Oil Co.
3.500% due 04/16/2029	8	7
3.500% due 11/24/2070	3,426	2,224

Schlumberger Holdings Corp.
5.000% due 05/29/2027	1,486	1,482

Schlumberger Investment SA
5.000% due 06/01/2034	200	197

Seagate HDD Cayman
4.091% due 06/01/2029	703	653

Sealed Air Corp.
1.573% due 10/15/2026	1,271	1,158

Sherwin-Williams Co.
4.250% due 08/08/2025	998	985
4.550% due 08/01/2045	53	45

Silgan Holdings, Inc.
1.400% due 04/01/2026	372	345

Sitios Latinoamerica SAB de CV
5.375% due 04/04/2032	296	276

SK Hynix, Inc.
1.500% due 01/19/2026	54	51
5.500% due 01/16/2027	5	5
6.375% due 01/17/2028	386	397

Skyworks Solutions, Inc.
1.800% due 06/01/2026	589	548

Smith & Nephew PLC
2.032% due 10/14/2030	105	87

Smurfit Kappa Treasury ULC
5.200% due 01/15/2030	785	781

South32 Treasury Ltd.
4.350% due 04/14/2032	1,090	987

Southern Co.
3.750% due 09/15/2051 •	210	198
4.400% due 07/01/2046	1,101	920

Southern Copper Corp.
3.875% due 04/23/2025	149	147

Southwest Airlines Co.
5.125% due 06/15/2027	118	117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stanley Black & Decker, Inc.
4.000% due 03/15/2060 •	$131	$119

Starbucks Corp.
2.000% due 03/12/2027	129	119
2.550% due 11/15/2030	10	9
3.000% due 02/14/2032 (f)	3,204	2,779

Steel Dynamics, Inc.
2.800% due 12/15/2024	115	113
3.250% due 01/15/2031	50	44

Stryker Corp.
1.150% due 06/15/2025	266	255
3.500% due 03/15/2026	1,490	1,447

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	50	48

Sysco Corp.
2.400% due 02/15/2030	120	104
5.950% due 04/01/2030	45	47
6.000% due 01/17/2034	1,024	1,075

T-Mobile USA, Inc.
1.500% due 02/15/2026	609	572
2.250% due 11/15/2031	35	29
2.400% due 03/15/2029	165	146
2.625% due 04/15/2026	51	49
2.700% due 03/15/2032	1,478	1,237
3.000% due 02/15/2041	1,413	1,012
3.400% due 10/15/2052	1,125	769
3.500% due 04/15/2025	110	108
3.600% due 11/15/2060	2,355	1,593
3.750% due 04/15/2027	2,192	2,107
3.875% due 04/15/2030	51	48
4.375% due 04/15/2040	1,141	989
5.650% due 01/15/2053	170	168
5.750% due 01/15/2034	1,282	1,318

Take-Two Interactive Software, Inc.
3.700% due 04/14/2027	1,039	999

Takeda Pharmaceutical Co. Ltd.
3.375% due 07/09/2060	1,864	1,196

Tapestry, Inc.
7.000% due 11/27/2026	1,183	1,216
7.350% due 11/27/2028	200	208

Targa Resources Corp.
5.200% due 07/01/2027	1,840	1,837
6.250% due 07/01/2052	100	101

TC PipeLines LP
4.375% due 03/13/2025	343	340

TCI Communications, Inc.
7.875% due 02/15/2026	1,683	1,753

TD SYNNEX Corp.
1.750% due 08/09/2026	1,048	968

Teck Resources Ltd.
6.000% due 08/15/2040	413	407

Telefonica Emisiones SA
4.103% due 03/08/2027	1,239	1,203
4.665% due 03/06/2038	1,814	1,601

Tencent Holdings Ltd.
3.290% due 06/03/2060	752	466
3.925% due 01/19/2038	59	50
3.975% due 04/11/2029	577	549
4.525% due 04/11/2049	212	178

Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	1,261	1,444

Textron, Inc.
3.900% due 09/17/2029	52	49

Thermo Fisher Scientific, Inc.
1.215% due 10/18/2024	500	494

Tosco Corp.
8.125% due 02/15/2030	176	204

TotalEnergies Capital SA
3.883% due 10/11/2028	147	141

Toyota Industries Corp.
3.566% due 03/16/2028	478	453

TransCanada PipeLines Ltd.
4.100% due 04/15/2030	10	9
4.250% due 05/15/2028	120	116
4.625% due 03/01/2034	430	403

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	43

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.625% due 01/15/2039	$1,475	$1,721

TSMC Global Ltd.
0.750% due 09/28/2025	456	431

TWDC Enterprises 18 Corp.
2.950% due 06/15/2027	76	72
7.000% due 03/01/2032	128	142

Tyson Foods, Inc.
4.000% due 03/01/2026	300	293

U.S. Airways Pass-Through Trust
4.625% due 12/03/2026	245	242

Union Pacific Corp.
2.800% due 02/14/2032	1,195	1,032
3.375% due 02/01/2035	120	103

United Airlines Pass-Through Trust
5.800% due 07/15/2037	1,702	1,734

United Rentals North America, Inc.
3.875% due 11/15/2027	336	318
6.000% due 12/15/2029	47	47

UnitedHealth Group, Inc.
1.150% due 05/15/2026	79	73
2.000% due 05/15/2030	34	29
2.900% due 05/15/2050	146	95
3.050% due 05/15/2041	879	649
3.125% due 05/15/2060	50	32
3.375% due 04/15/2027	156	150
3.700% due 08/15/2049	1,054	793
4.250% due 01/15/2029	2,054	2,001
4.750% due 07/15/2045	1,369	1,241
5.050% due 04/15/2053	848	786
5.350% due 02/15/2033	46	47
5.500% due 04/15/2064	31	30
6.625% due 11/15/2037	41	45
6.875% due 02/15/2038	572	656

Vale Overseas Ltd.
6.875% due 11/21/2036	1,364	1,465

Valero Energy Corp.
4.350% due 06/01/2028	1,853	1,794

Var Energi ASA
8.000% due 11/15/2032	1,980	2,220

VeriSign, Inc.
5.250% due 04/01/2025	339	338

Verisk Analytics, Inc.
4.125% due 03/15/2029	1,218	1,172

VF Corp.
6.000% due 10/15/2033	35	33

Viatris, Inc.
1.650% due 06/22/2025	250	240

VMware, Inc.
1.000% due 08/15/2024	51	51
1.400% due 08/15/2026	773	712
1.800% due 08/15/2028	35	31
2.200% due 08/15/2031	80	65
4.500% due 05/15/2025	10	10

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	1,060	1,000
6.200% due 11/16/2028	2,651	2,737

Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	728	685

Walmart, Inc.
4.500% due 04/15/2053	1,399	1,239

Walt Disney Co.
2.200% due 01/13/2028	78	71
3.500% due 05/13/2040	116	93
6.400% due 12/15/2035	147	161

Warnermedia Holdings, Inc.
5.050% due 03/15/2042	331	269
5.141% due 03/15/2052	1,742	1,357
5.391% due 03/15/2062	1,990	1,554

Waste Connections, Inc.
2.600% due 02/01/2030	1,644	1,449
2.950% due 01/15/2052	481	307

Weir Group PLC
2.200% due 05/13/2026	897	842

Western Digital Corp.
2.850% due 02/01/2029	100	87

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Western Midstream Operating LP
6.150% due 04/01/2033	$1,736	$1,781

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	2,105	2,064

Westlake Corp.
0.875% due 08/15/2024	51	51

Williams Cos., Inc.
3.750% due 06/15/2027	50	48
5.300% due 08/15/2052	100	93
5.400% due 03/04/2044	1,795	1,699

Woodside Finance Ltd.
3.650% due 03/05/2025	1,152	1,136
3.700% due 09/15/2026	1,307	1,258

Workday, Inc.
3.700% due 04/01/2029	700	657
3.800% due 04/01/2032	441	396

WRKCo, Inc.
3.900% due 06/01/2028	120	114

Wyeth LLC
5.950% due 04/01/2037	959	1,011

Zimmer Biomet Holdings, Inc.
3.550% due 03/20/2030	55	50

Zoetis, Inc.
2.000% due 05/15/2030	144	121
4.700% due 02/01/2043	1,811	1,619

		475,908

UTILITIES 13.1%

AEP Texas, Inc.
3.450% due 01/15/2050	935	622
4.700% due 05/15/2032	100	94
5.250% due 05/15/2052	100	89
5.450% due 05/15/2029	1,613	1,622

AES Corp.
2.450% due 01/15/2031	3,881	3,197
5.450% due 06/01/2028	120	120

Alabama Power Co.
3.940% due 09/01/2032	1,027	944

Ameren Illinois Co.
4.800% due 12/15/2043	51	45

American Electric Power Co., Inc.
2.300% due 03/01/2030	100	85
5.625% due 03/01/2033	140	140

American Water Capital Corp.
2.800% due 05/01/2030	3,166	2,789
3.000% due 12/01/2026	51	48
4.200% due 09/01/2048	56	46

Appalachian Power Co.
7.000% due 04/01/2038	1,555	1,710

Arizona Public Service Co.
2.200% due 12/15/2031	61	49
4.500% due 04/01/2042	56	48
5.700% due 08/15/2034	1,965	1,964

AT&T, Inc.
1.650% due 02/01/2028	10	9
3.500% due 09/15/2053	3,123	2,122
3.650% due 06/01/2051	100	71
3.650% due 09/15/2059	3,692	2,478
4.100% due 02/15/2028	1,446	1,396
4.300% due 02/15/2030	2,981	2,857
4.350% due 03/01/2029	1,209	1,172
4.500% due 03/09/2048	1,666	1,375
4.750% due 05/15/2046	50	43
4.850% due 03/01/2039	374	343
5.400% due 02/15/2034	120	120

Atmos Energy Corp.
1.500% due 01/15/2031	50	40
4.150% due 01/15/2043	1,586	1,332

Avangrid, Inc.
3.800% due 06/01/2029	508	473

Bell Telephone Co. of Canada
2.150% due 02/15/2032	10	8

Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	1,793	1,428

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.700% due 07/15/2030	$5	$5
4.050% due 04/15/2025	242	239
6.125% due 04/01/2036	637	667

BG Energy Capital PLC
5.125% due 10/15/2041	110	102

Bharti Airtel Ltd.
4.375% due 06/10/2025	156	154

Black Hills Corp.
3.150% due 01/15/2027	1,360	1,290
4.200% due 09/15/2046	100	76
6.000% due 01/15/2035	883	889

BP Capital Markets PLC
4.875% due 03/22/2030 •(d)	51	48

British Telecommunications PLC
9.625% due 12/15/2030	1,047	1,279

Brooklyn Union Gas Co.
3.407% due 03/10/2026	1,251	1,203
4.487% due 03/04/2049	58	45

CenterPoint Energy Houston Electric LLC
4.950% due 04/01/2033	2,440	2,377

CenterPoint Energy, Inc.
1.450% due 06/01/2026	613	570

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	120	113

CMS Energy Corp.
4.750% due 06/01/2050 •	967	887

Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028	967	989

Commonwealth Edison Co.
4.000% due 03/01/2048	3,212	2,498
5.650% due 06/01/2054	934	929

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	283	168
3.600% due 06/15/2061	823	562
3.850% due 06/15/2046	3,068	2,361
6.150% due 11/15/2052	1,488	1,580

Constellation Energy Generation LLC
5.600% due 06/15/2042	1,135	1,095

Consumers Energy Co.
4.600% due 05/30/2029	289	285

Dominion Energy, Inc.
1.450% due 04/15/2026	965	899
3.071% due 08/15/2024 þ	561	559
3.375% due 04/01/2030	90	81
6.875% due 02/01/2055 •	1,980	2,022
7.000% due 06/01/2054 •	794	828

DTE Electric Co.
3.000% due 03/01/2032	55	48

DTE Energy Co.
1.050% due 06/01/2025	249	239
3.400% due 06/15/2029	2,039	1,869

Duke Energy Carolinas LLC
2.550% due 04/15/2031	219	187
2.850% due 03/15/2032	100	86
3.550% due 03/15/2052	100	71
3.875% due 03/15/2046	60	46
6.000% due 12/01/2028	651	671

Duke Energy Corp.
2.450% due 06/01/2030	552	474
2.550% due 06/15/2031	10	8
3.400% due 06/15/2029	10	9
3.500% due 06/15/2051	146	99
3.750% due 09/01/2046	100	73
4.300% due 03/15/2028	293	284
4.500% due 08/15/2032	2,589	2,422
5.000% due 08/15/2052	178	155

Duke Energy Florida LLC
2.400% due 12/15/2031	1,030	856
3.400% due 10/01/2046	100	70
5.650% due 04/01/2040	11	11
5.950% due 11/15/2052	100	102

Duke Energy Progress LLC
3.400% due 04/01/2032	100	88
3.450% due 03/15/2029	10	9

44	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.600% due 09/15/2047	$100	$73
4.000% due 04/01/2052	100	76
5.250% due 03/15/2033	1,289	1,287

Duquesne Light Holdings, Inc.
3.616% due 08/01/2027	53	50

East Ohio Gas Co.
1.300% due 06/15/2025	10	10

Edison International
3.550% due 11/15/2024	60	59
5.750% due 06/15/2027	476	480

Electricite de France SA
4.875% due 01/22/2044	849	743
6.900% due 05/23/2053	1,977	2,102

Emera U.S. Finance LP
4.750% due 06/15/2046	220	181

Enel Finance International NV
1.375% due 07/12/2026	138	128
4.500% due 06/15/2025	491	485
4.625% due 06/15/2027	1,248	1,224
5.000% due 06/15/2032	1,729	1,644
6.000% due 10/07/2039	1,376	1,359

Entergy Corp.
0.900% due 09/15/2025	10	9
1.900% due 06/15/2028	10	9
2.400% due 06/15/2031	75	62

Evergy, Inc.
2.450% due 09/15/2024	155	154
2.900% due 09/15/2029	1,006	899

Eversource Energy
0.800% due 08/15/2025	9	9
5.125% due 05/15/2033	80	77

Exelon Corp.
4.450% due 04/15/2046	210	173

Fells Point Funding Trust
3.046% due 01/31/2027	1,908	1,797

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	669	623
4.300% due 01/15/2029	125	120
5.150% due 03/30/2026	100	99

Florida Power & Light Co.
3.150% due 10/01/2049	3,461	2,358
4.125% due 02/01/2042	100	84

Fortis, Inc.
3.055% due 10/04/2026	28	27

Galaxy Pipeline Assets Bidco Ltd.
1.750% due 09/30/2027	2	2

Idaho Power Co.
4.200% due 03/01/2048	21	17

Indiana Michigan Power Co.
4.250% due 08/15/2048	1,490	1,186

Interstate Power & Light Co.
3.100% due 11/30/2051	28	18
3.700% due 09/15/2046	25	18
6.250% due 07/15/2039	8	8

Jersey Central Power & Light Co.
2.750% due 03/01/2032	145	120

Kentucky Utilities Co.
5.125% due 11/01/2040	100	94
5.450% due 04/15/2033	2,171	2,186

KeySpan Gas East Corp.
2.742% due 08/15/2026	1,679	1,584

LLPL Capital Pte. Ltd.
6.875% due 02/04/2039	207	209

MidAmerican Energy Co.
4.250% due 07/15/2049	2,148	1,767

National Rural Utilities Cooperative Finance Corp.
4.400% due 11/01/2048	1,260	1,057

New York State Electric & Gas Corp.
2.150% due 10/01/2031	100	80
3.250% due 12/01/2026	1,032	974

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	60	53
2.250% due 06/01/2030	58	49
2.750% due 11/01/2029	4,693	4,176

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 12/01/2077 •	$380	$352

NGPL PipeCo LLC
4.875% due 08/15/2027	227	222

NiSource, Inc.
0.950% due 08/15/2025	10	9
2.950% due 09/01/2029	499	449
5.400% due 06/30/2033	125	124

Northern States Power Co.
2.900% due 03/01/2050	849	541

NRG Energy, Inc.
2.000% due 12/02/2025	503	476
7.000% due 03/15/2033	2,080	2,198

NSTAR Electric Co.
4.400% due 03/01/2044	43	36

Oklahoma Gas & Electric Co.
4.150% due 04/01/2047	10	8
4.550% due 03/15/2044	30	26

Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	172	115

ONEOK, Inc.
3.400% due 09/01/2029	1,401	1,286
4.550% due 07/15/2028	573	559
5.200% due 07/15/2048	1,493	1,322
6.100% due 11/15/2032	774	800

Pacific Gas & Electric Co.
2.500% due 02/01/2031	20	16
3.250% due 06/01/2031	1,413	1,216
3.300% due 08/01/2040	150	107
3.450% due 07/01/2025	128	124
3.750% due 07/01/2028	1,773	1,665
3.950% due 12/01/2047	898	644
4.550% due 07/01/2030	103	97
4.650% due 08/01/2028	52	50
4.950% due 07/01/2050	103	85
5.450% due 06/15/2027	569	570
5.900% due 06/15/2032	100	100
6.100% due 01/15/2029	1,821	1,865

PacifiCorp
4.150% due 02/15/2050	70	54
5.450% due 02/15/2034	2,210	2,184

PECO Energy Co.
3.000% due 09/15/2049	68	45

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027	294	284

Piedmont Natural Gas Co., Inc.
2.500% due 03/15/2031	58	49

Pinnacle West Capital Corp.
1.300% due 06/15/2025	50	48
6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	298	298

Plains All American Pipeline LP
3.550% due 12/15/2029	198	181
5.150% due 06/01/2042	1,776	1,575

Public Service Co. of Colorado
1.900% due 01/15/2031	230	187
3.550% due 06/15/2046	52	36

Public Service Electric & Gas Co.
4.650% due 03/15/2033	2,054	1,982

Public Service Enterprise Group, Inc.
0.800% due 08/15/2025	986	936

Puget Energy, Inc.
4.100% due 06/15/2030	226	208
4.224% due 03/15/2032	594	533

Puget Sound Energy, Inc.
5.795% due 03/15/2040	30	30

San Diego Gas & Electric Co.
1.700% due 10/01/2030	100	82

Sempra
3.300% due 04/01/2025	1,465	1,439
3.700% due 04/01/2029	1,473	1,380

Shell International Finance BV
2.750% due 04/06/2030	116	103
3.250% due 04/06/2050	230	160
4.125% due 05/11/2035	43	39

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025	$243	$236
4.125% due 09/12/2025	206	203

Southern California Edison Co.
2.850% due 08/01/2029	1,227	1,103
3.650% due 02/01/2050	1,678	1,194
4.125% due 03/01/2048	2,157	1,677
5.450% due 06/01/2031	2,674	2,694
5.850% due 11/01/2027	796	812
5.950% due 11/01/2032	100	103

Southern California Gas Co.
4.125% due 06/01/2048	1,629	1,263
4.450% due 03/15/2044	52	44

Southern Power Co.
5.150% due 09/15/2041	602	558

Southwest Gas Corp.
4.050% due 03/15/2032	459	416
5.450% due 03/23/2028	1,213	1,223

Southwestern Electric Power Co.
4.100% due 09/15/2028	642	613

Southwestern Public Service Co.
3.150% due 05/01/2050	500	320
3.700% due 08/15/2047	9	6
6.000% due 10/01/2036	980	972

Tampa Electric Co.
4.350% due 05/15/2044	30	25
5.000% due 07/15/2052	100	90

Union Electric Co.
3.900% due 04/01/2052	100	77

Verizon Communications, Inc.
2.355% due 03/15/2032	3,718	3,041
2.550% due 03/21/2031	1,199	1,019
3.150% due 03/22/2030	54	49
4.125% due 03/16/2027	1,502	1,465
4.812% due 03/15/2039	1,757	1,630

Virginia Electric & Power Co.
3.750% due 05/15/2027	209	201
4.625% due 05/15/2052	100	84
6.000% due 01/15/2036	60	62
8.875% due 11/15/2038	1,920	2,481

Vistra Operations Co. LLC
4.300% due 07/15/2029	2,203	2,083

Vodafone Group PLC
5.750% due 02/10/2063	750	713
6.150% due 02/27/2037	243	258

WEC Energy Group, Inc.
2.200% due 12/15/2028	1,182	1,043

Wisconsin Power & Light Co.
3.950% due 09/01/2032	1,291	1,181

Wisconsin Public Service Corp.
3.671% due 12/01/2042	3	2

Xcel Energy, Inc.
4.600% due 06/01/2032	50	47

		147,438

Total Corporate Bonds & Notes (Cost $1,114,935)		1,070,983

U.S. TREASURY OBLIGATIONS 8.2%

U.S. Treasury Bonds
3.000% due 08/15/2052	5,646	4,249
3.375% due 08/15/2042	2,402	2,029
3.875% due 05/15/2043	1,500	1,354
4.000% due 11/15/2042	3,186	2,937
4.000% due 11/15/2052	434	395
4.500% due 02/15/2044 (k)	15,700	15,406

U.S. Treasury Inflation Protected Securities (c)
1.750% due 01/15/2034 (k)(m)	18,970	18,417

U.S. Treasury Notes
2.750% due 08/15/2032 (k)(m)	6,387	5,685
3.375% due 05/15/2033 (k)	14,300	13,256
3.875% due 08/15/2033	4,100	3,945
4.000% due 02/15/2034 (k)	14,200	13,786
4.375% due 05/15/2034 (k)	11,000	11,004

Total U.S. Treasury Obligations (Cost $94,886)		92,463

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	45

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%

Korea National Oil Corp.
4.875% due 04/03/2029	$1,365	$1,350

Province of British Columbia
4.750% due 06/12/2034	496	494

Total Sovereign Issues (Cost $1,850)		1,844

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (j) 0.1%
		1,092

Total Short-Term Instruments (Cost $1,092)		1,092

Total Investments in Securities (Cost $1,212,763)		1,166,382

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

PIMCO Government Money Market Fund
5.470% (e)(f)(h)	3,565,228	$3,565

Total Short-Term Instruments (Cost $3,565)		3,565

Total Investments in Affiliates (Cost $3,565)		3,565

Total Investments 103.6% (Cost $1,216,328)		$1,169,947

Financial Derivative Instruments (l) 0.0% (Cost or Premiums, net $4,015)		38

Other Assets and Liabilities, net (3.6)%		(40,157)

Net Assets 100.0%		$1,129,828

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Institutional Class Shares of each Fund.
(f)

Securities with an aggregate market value of $3,485 were out on loan in exchange for $3,565 of cash collateral as of June 30, 2024. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.
(i)	Restricted Securities.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$1,092	U.S. Treasury Notes 4.500% due 03/31/2026	$(1,114)	$1,092	$1,092

Total Repurchase Agreements						$(1,114)	$1,092	$1,092

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	5.460%	06/18/2024	07/02/2024	$(12,556)	$(12,581)
	5.470	06/21/2024	07/02/2024	(752)	(753)
	5.480	06/20/2024	07/02/2024	(12,315)	(12,336)
	5.500	06/25/2024	07/02/2024	(5,393)	(5,398)
	5.500	06/26/2024	07/03/2024	(10,960)	(10,968)

Total Reverse Repurchase Agreements					$(42,036)

46	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	5.390%	05/22/2024	07/08/2024	$(5,142)	$(5,173)
	5.410	04/18/2024	07/10/2024	(4,769)	(4,822)

Total Sale-Buyback Transactions					$(9,995)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
DEU	$0	$(42,036)	$0	$0	$(42,036)	$41,428	$(608)
FICC	1,092	0	0	0	1,092	(1,114)	(22)

Master Securities Forward Transaction Agreement
UBS	0	0	(9,995)	0	(9,995)	9,741	(254)

Master Securities Lending Agreement
BCY	0	0	0	807	807	(832)	(25)
BMO	0	0	0	2,648	2,648	(2,703)	(55)
GSC	0	0	0	30	30	(30)	0

Total Borrowings and Other Financing Transactions	$1,092	$(42,036)	$(9,995)	$3,485

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(5)
Corporate Bonds & Notes	$3,565	$0	$0	$0	$3,565

Total	$3,565	$0	$0	$0	$3,565

Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(42,036)	$0	$0	$(42,036)

Total	$0	$(42,036)	$0	$0	$(42,036)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(9,995)	0	0	(9,995)

Total	$0	$(9,995)	$0	$0	$(9,995)

Total Borrowings	$3,565	$(52,031)	$0	$0	$(48,466)

Payable for reverse repurchase agreements, sale-buyback financing transactions and securities on loan - cash collateral					$(48,466)

(k)	Securities with an aggregate market value of $51,368 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(27,881) at a weighted average interest rate of 5.297%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(12) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	47

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	87	$17,767	$30	$0	$(2)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	128	14,532	97	0	(62)

				$127	$0	$(64)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2024	67	$(7,141)	$(31)	$7	$0

Total Futures Contracts				$96	$7	$(64)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
National Rural Utilities Cooperative Finance Corp.	1.000%	Quarterly	12/20/2026	0.122%	$ 100	$3	$(1)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$39,400	$772	$71	$843	$0	$(3)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	136,100	3,056	(229)	2,827	0	(12)

					$3,828	$(158)	$3,670	$0	$(15)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/20/2054	$6,300	$184	$93	$277	$110	$0

Total Swap Agreements						$4,015	$(66)	$3,949	$110	$(15)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$7	$110	$117	$0	$(64)	$(15)	$(79)

(m)

Securities with an aggregate market value of $1,928 and cash of $3,978 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

48	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7
Swap Agreements	0	0	0	0	110	110

	$0	$0	$0	$0	$117	$117

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$64	$64
Swap Agreements	0	15	0	0	0	15

	$0	$15	$0	$0	$64	$79

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(809)	$(809)
Swap Agreements	0	1,049	0	0	(3)	1,046

	$0	$1,049	$0	$0	$(812)	$237

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$104	$104
Swap Agreements	0	(375)	0	0	93	(282)

	$0	$(375)	$0	$0	$197	$(178)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	49

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)	June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$447,637	$0	$447,637
Industrials	0	475,908	0	475,908
Utilities	0	147,438	0	147,438
U.S. Treasury Obligations	0	92,463	0	92,463
Sovereign Issues	0	1,844	0	1,844
Short-Term Instruments
Repurchase Agreements	0	1,092	0	1,092

	$0	$1,166,382	$0	$1,166,382

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	3,565	0	0	3,565

Total Investments	$3,565	$1,166,382	$0	$1,169,947

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$117	$0	$117

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(79)	$0	$(79)

Total Financial Derivative Instruments	$0	$38	$0	$38

Totals	$3,565	$1,166,420	$0	$1,169,985

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

50	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

American Airlines, Inc.
10.336% due 04/20/2028	$2,960	$3,062

Avolon TLB Borrower 1 U.S. LLC
7.339% due 06/22/2028	1,264	1,267

Broadcom Inc.
TBD% due 08/14/2026 «	8,700	8,657

Castlelake LP
8.534% (LIBOR03M + 2.950%) due 05/13/2031 «~	5,111	4,760

SkyMiles IP Ltd.
9.075% due 10/20/2027	2,103	2,157

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038	830	757

Total Loan Participations and Assignments (Cost $20,958)		20,660

CORPORATE BONDS & NOTES 23.7%

BANKING & FINANCE 16.9%

AerCap Ireland Capital DAC
2.450% due 10/29/2026	7,934	7,404
3.000% due 10/29/2028	2,684	2,440
3.875% due 01/23/2028	2,100	1,991
5.100% due 01/19/2029 (l)	2,700	2,675

Aircastle Ltd.
4.250% due 06/15/2026	800	780
5.950% due 02/15/2029	5,000	5,001

Ally Financial, Inc.
6.848% due 01/03/2030 •	3,100	3,187

American Assets Trust LP
3.375% due 02/01/2031	2,800	2,296

American Express Co.
6.338% due 10/30/2026 •	1,400	1,414

American Homes 4 Rent LP
4.250% due 02/15/2028	2,900	2,780

American Tower Corp.
3.650% due 03/15/2027	3,000	2,874
5.800% due 11/15/2028	1,600	1,632

Antares Holdings LP
3.750% due 07/15/2027	3,700	3,387
3.950% due 07/15/2026	1,000	946
6.500% due 02/08/2029	1,000	985

Ares Capital Corp.
3.250% due 07/15/2025	1,800	1,749
5.875% due 03/01/2029	3,000	2,958

Ares Management Corp.
6.375% due 11/10/2028	6,000	6,255

Athene Global Funding
5.516% due 03/25/2027	2,000	2,006
5.684% due 02/23/2026	7,800	7,822

Aviation Capital Group LLC
6.750% due 10/25/2028	5,000	5,213

Avolon Holdings Funding Ltd.
4.250% due 04/15/2026	1,800	1,749
5.750% due 03/01/2029	3,000	2,984

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	6,000	6,022
6.138% due 09/14/2028 •	800	816

Banco Santander SA
2.958% due 03/25/2031	2,200	1,882

Bank of America Corp.
4.948% due 07/22/2028 •	4,000	3,969
5.202% due 04/25/2029 •	8,400	8,389
5.288% due 04/25/2034 •	7,000	6,931
5.872% due 09/15/2034 •	15,000	15,436
6.204% due 11/10/2028 •	1,800	1,854

Barclays PLC
5.690% due 03/12/2030 •	7,500	7,522
7.385% due 11/02/2028 •	7,000	7,378
7.437% due 11/02/2033 •	5,000	5,502

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BGC Group, Inc.
3.750% due 10/01/2024	$3,300	$3,275
6.600% due 06/10/2029	2,800	2,787

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	3,000	2,623

Blue Owl Capital Corp.
4.000% due 03/30/2025	1,700	1,672
5.950% due 03/15/2029	2,000	1,969

Blue Owl Finance LLC
3.125% due 06/10/2031	1,300	1,084
4.375% due 02/15/2032	2,000	1,781

Blue Ridge Re Ltd.
10.605% (T-BILL 3MO + 5.250%) due 01/08/2031 ~	2,000	1,975
13.355% (T-BILL 1MO + 8.000%) due 01/08/2031 ~	2,000	1,971

BNP Paribas SA
1.904% due 09/30/2028 •	3,200	2,859
2.159% due 09/15/2029 •	800	698
2.591% due 01/20/2028 •	7,500	6,974
4.500% due 02/25/2030 •(g)(i)	200	159
4.625% due 02/25/2031 •(g)(i)	2,000	1,607

BPCE SA
5.716% due 01/18/2030 •	5,000	4,991
5.975% due 01/18/2027 •	4,000	4,004

Brandywine Operating Partnership LP
3.950% due 11/15/2027	300	272
8.050% due 03/15/2028	100	104

Brixmor Operating Partnership LP
4.050% due 07/01/2030	2,000	1,857

Brookfield Finance, Inc.
6.350% due 01/05/2034 (l)	5,500	5,769

CaixaBank SA
5.673% due 03/15/2030 •	4,800	4,782
6.037% due 06/15/2035 •	800	802

Cantor Fitzgerald LP
7.200% due 12/12/2028	6,500	6,688

Cape Lookout Re Ltd.
13.355% (T-BILL 1MO + 8.000%) due 04/05/2027 ~	2,100	2,079

Capital One Financial Corp.
7.149% due 10/29/2027 •	2,000	2,067

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029	1,500	1,387

CI Financial Corp.
3.200% due 12/17/2030	1,000	789

Citigroup, Inc.
2.572% due 06/03/2031 •	10,000	8,587
2.976% due 11/05/2030 •	4,700	4,188
3.785% due 03/17/2033 •	4,500	4,011
4.075% due 04/23/2029 •	3,000	2,877
6.270% due 11/17/2033 •	7,000	7,335

Constellation Insurance, Inc.
6.800% due 01/24/2030	3,300	3,229

Corebridge Financial, Inc.
5.750% due 01/15/2034	2,000	2,014

Credit Suisse AG AT1 Claim
1.000% due 12/31/2060	8,900	1,068

Crown Castle, Inc.
3.100% due 11/15/2029	2,200	1,965

Deutsche Bank AG
2.311% due 11/16/2027 •	4,500	4,156
2.552% due 01/07/2028 •	6,500	6,012
3.961% due 11/26/2025 •	2,300	2,281
5.706% due 02/08/2028 •	1,500	1,498
6.720% due 01/18/2029 •	2,500	2,581
6.819% due 11/20/2029 •	1,500	1,560

Discover Financial Services
7.964% due 11/02/2034 •	2,000	2,251

DOC DR LLC
4.300% due 03/15/2027	2,000	1,958

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	7,800	6,188

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equitable Holdings, Inc.
5.594% due 01/11/2033	$1,000	$1,014

Essex Portfolio LP
5.500% due 04/01/2034	1,500	1,487

Extra Space Storage LP
5.400% due 02/01/2034	1,500	1,469
5.900% due 01/15/2031	2,100	2,146

Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	2,000	1,974
6.350% due 03/22/2054	2,000	2,004

Farmers Insurance Exchange
4.747% due 11/01/2057 •	2,000	1,495

Fidelity National Financial, Inc.
3.400% due 06/15/2030	1,800	1,598

First American Financial Corp.
2.400% due 08/15/2031	1,500	1,199
4.000% due 05/15/2030	1,000	899

Ford Motor Credit Co. LLC
4.950% due 05/28/2027	5,000	4,883
5.800% due 03/08/2029	4,400	4,387
6.050% due 03/05/2031	5,000	5,008
6.798% due 11/07/2028	10,000	10,337
6.950% due 03/06/2026	1,500	1,525

FS KKR Capital Corp.
1.650% due 10/12/2024	1,000	987
3.400% due 01/15/2026	1,900	1,808
6.875% due 08/15/2029	3,800	3,769
7.875% due 01/15/2029	1,500	1,549

GA Global Funding Trust
2.250% due 01/06/2027	4,500	4,163
3.850% due 04/11/2025	1,000	984
5.500% due 01/08/2029	3,000	3,002

Global Atlantic Fin Co.
4.400% due 10/15/2029	3,000	2,796

GLP Capital LP
3.250% due 01/15/2032	1,500	1,262
4.000% due 01/15/2030	2,100	1,926
5.300% due 01/15/2029	600	592
5.375% due 04/15/2026	600	596
5.750% due 06/01/2028	3,000	3,004
6.750% due 12/01/2033	1,500	1,578

Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •	10,600	8,816
3.102% due 02/24/2033 •	10,000	8,544
4.482% due 08/23/2028 •	10,000	9,776
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~	3,000	3,070

Golub Capital BDC, Inc.
6.000% due 07/15/2029	6,000	5,888

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	1,500	1,391

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	2,000	1,875

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034 (c)	2,500	2,450

Healthcare Realty Holdings LP
3.750% due 07/01/2027	4,600	4,357

Host Hotels & Resorts LP
2.900% due 12/15/2031	2,000	1,673

HSBC Holdings PLC
2.848% due 06/04/2031 •	7,000	6,053
4.755% due 06/09/2028 •	2,500	2,458
5.402% due 08/11/2033 •	4,200	4,157
5.546% due 03/04/2030 •	4,000	4,008
5.719% due 03/04/2035 •	4,000	4,023
6.254% due 03/09/2034 •(l)	7,000	7,292

ING Groep NV
3.875% due 05/16/2027 •(g)(i)	600	510
4.250% due 05/16/2031 •(g)(i)	600	469
5.335% due 03/19/2030 •	10,000	9,964

Integrity Re Ltd.
22.355% (T-BILL 1MO + 17.000%) due 06/06/2026 ~	2,000	1,955

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	51

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030	$5,000	$5,011

Jane Street Group
7.125% due 04/30/2031	1,500	1,539

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028	3,600	3,793

JPMorgan Chase & Co.
2.963% due 01/25/2033 •	2,500	2,132
4.323% due 04/26/2028 •	9,500	9,270
4.565% due 06/14/2030 •	12,000	11,651
5.350% due 06/01/2034 •	17,500	17,432

Kilroy Realty LP
3.050% due 02/15/2030	2,000	1,688

Kizuna RE Pte Ltd.
8.105% (T-BILL 3MO + 2.750%) due 04/09/2029 ~	603	608

KKR Financial Holdings LLC
5.400% due 05/23/2033	6,000	5,718

KKR Group Finance Co. LLC
4.850% due 05/17/2032	1,500	1,442

Lazard Group LLC
6.000% due 03/15/2031	1,500	1,518

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,000	3,748
4.300% due 02/01/2061	4,800	2,992

Lloyds Banking Group PLC
4.976% due 08/11/2033 •(l)	8,500	8,126
5.871% due 03/06/2029 •	5,000	5,073
7.500% due 09/27/2025 •(g)(i)	5,000	5,011

Low Income Investment Fund
3.711% due 07/01/2029	2,500	2,280

LPL Holdings, Inc.
6.750% due 11/17/2028	5,000	5,253

Lseg U.S. Fin Corp.
4.875% due 03/28/2027	1,500	1,485
5.297% due 03/28/2034	1,500	1,497

LXP Industrial Trust
2.375% due 10/01/2031	3,500	2,797

Main Street Capital Corp.
6.950% due 03/01/2029	3,100	3,136

Maple Grove Funding Trust
4.161% due 08/15/2051	5,500	3,730

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •	3,250	2,859

Mitsubishi UFJ Financial Group, Inc.
3.195% due 07/18/2029	1,500	1,368
5.354% due 09/13/2028 •	2,500	2,509

MMcapS Funding Ltd.
5.892% (US0003M + 0.290%) due 12/26/2039 ~	521	503

Morgan Stanley
0.000% due 04/02/2032 þ(j)	9,000	5,710
2.511% due 10/20/2032 •	1,700	1,406
3.622% due 04/01/2031 •	3,000	2,754
5.164% due 04/20/2029 •	2,000	1,994
5.173% due 01/16/2030 •	3,000	2,993
6.296% due 10/18/2028 •	19,500	20,126

Nationstar Mortgage Holdings, Inc.
7.125% due 02/01/2032	1,500	1,510

NatWest Group PLC
4.600% due 06/28/2031 •(g)(i)	200	158

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	4,500	4,122

NMI Holdings, Inc.
6.000% due 08/15/2029	4,500	4,465

Nomura Holdings, Inc.
1.653% due 07/14/2026	3,000	2,774
5.842% due 01/18/2028	1,500	1,522
6.070% due 07/12/2028	3,100	3,173

Nordea Bank Abp
3.750% due 03/01/2029 •(g)(i)	5,000	4,181
6.125% due 09/23/2024 •(g)(i)	550	548
6.625% due 03/26/2026 •(g)(i)	5,600	5,571

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		$3,350	$3,243

Pacific Life Insurance Co.
9.250% due 06/15/2039		5,000	6,605

Polestar Re Ltd.
18.605% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		2,300	2,340

Preferred Term Securities Ltd.
5.908% (US0003M + 0.300%) due 03/22/2037 ~		1,703	1,533

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029		4,400	4,405

Prudential Financial, Inc.
6.500% due 03/15/2054 •		2,800	2,834

Realty Income Corp.
3.250% due 01/15/2031		2,100	1,859
4.450% due 09/15/2026		700	683

Sammons Financial Group, Inc.
6.875% due 04/15/2034		6,500	6,669

Santander Holdings USA, Inc.
6.499% due 03/09/2029 •		1,700	1,732
6.565% due 06/12/2029 •		3,000	3,071

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		2,000	1,891
6.534% due 01/10/2029 •		8,000	8,223
6.833% due 11/21/2026 •		3,000	3,041

Societe Generale SA
6.446% due 01/10/2029 •		3,300	3,354

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		4,000	4,045
5.766% due 01/13/2033		3,000	3,083

Torrey Pines Re Ltd.
11.355% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		600	603
12.605% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		300	301
14.355% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		250	251

Trust Fibra Uno
4.869% due 01/15/2030		4,900	4,304
6.950% due 01/30/2044		300	263

UBS AG
5.000% due 07/09/2027		3,500	3,472

UBS Group AG
5.125% due 07/29/2026 •(g)(i)		800	764
6.301% due 09/22/2034 •		13,000	13,526
6.373% due 07/15/2026 •		1,600	1,608
7.000% due 02/19/2025 •(g)(i)		200	200

VICI Properties LP
3.750% due 02/15/2027		100	95
4.125% due 08/15/2030		500	455
5.750% due 02/01/2027		280	280
5.750% due 04/01/2034		1,000	991
6.125% due 04/01/2054		1,000	961

Wells Fargo & Co.
2.879% due 10/30/2030 •		1,000	887
4.897% due 07/25/2033 •		21,000	20,206
5.557% due 07/25/2034 •		17,000	16,994

Windmill Re DAC
0.000% due 07/05/2028 «~	EUR	250	268

Winston RE Ltd.
17.105% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$4,000	3,943

			731,342

INDUSTRIALS 5.0%

Air Canada
3.875% due 08/15/2026		1,000	952

Air Canada Pass-Through Trust
3.300% due 07/15/2031		647	592
5.250% due 10/01/2030		1,718	1,697

American Airlines Pass-Through Trust
3.375% due 11/01/2028		7,452	7,044
3.700% due 04/01/2028		1,566	1,497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 01/15/2027	$2,082	$2,037

American Airlines, Inc.
5.500% due 04/20/2026	600	595
5.750% due 04/20/2029	1,400	1,363

Ashtead Capital, Inc.
4.250% due 11/01/2029	2,000	1,877
5.800% due 04/15/2034	3,000	2,979

Bacardi Ltd.
5.150% due 05/15/2038	1,200	1,110

BAT International Finance PLC
5.931% due 02/02/2029	1,000	1,024

Bayer U.S. Finance LLC
6.375% due 11/21/2030	1,000	1,025

Boeing Co.
3.625% due 02/01/2031	3,000	2,627
6.259% due 05/01/2027	1,300	1,309
6.298% due 05/01/2029	1,700	1,724
6.388% due 05/01/2031	1,300	1,324
6.528% due 05/01/2034	1,100	1,127
6.858% due 05/01/2054	1,800	1,849
7.008% due 05/01/2064	1,000	1,025

Bowdoin College
4.693% due 07/01/2112	3,400	2,819

Broadcom, Inc.
2.450% due 02/15/2031	10,000	8,425
3.469% due 04/15/2034	500	426
4.000% due 04/15/2029	2,000	1,906
4.150% due 04/15/2032	2,000	1,846
4.926% due 05/15/2037	2,000	1,882

California Institute of Technology
4.283% due 09/01/2116	3,000	2,309

Centene Corp.
3.000% due 10/15/2030	1,500	1,284

Charter Communications Operating LLC
2.800% due 04/01/2031	2,100	1,717
5.050% due 03/30/2029	2,000	1,924

Cheniere Energy Partners LP
3.250% due 01/31/2032	2,000	1,708

Cheniere Energy, Inc.
5.650% due 04/15/2034	3,000	3,004

Choice Hotels International, Inc.
3.700% due 12/01/2029	3,700	3,323
3.700% due 01/15/2031	2,000	1,765

Claremont Mckenna College
3.775% due 01/01/2122	3,000	1,915

Dell International LLC
5.250% due 02/01/2028	1,500	1,511
5.300% due 10/01/2029	4,400	4,426
5.750% due 02/01/2033	1,500	1,543

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	1,065	969

Delta Air Lines, Inc.
3.750% due 10/28/2029	3,400	3,136
4.500% due 10/20/2025	1,500	1,482
4.750% due 10/20/2028	2,000	1,949

Discovery Communications LLC
4.000% due 09/15/2055	300	194

El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	1,500	1,280

Enbridge, Inc.
6.200% due 11/15/2030	2,150	2,258

Energy Transfer LP
5.250% due 07/01/2029	11,500	11,436
5.550% due 02/15/2028	2,500	2,522
6.000% due 06/15/2048	5,000	4,823

Essent Group Ltd.
6.250% due 07/01/2029 (c)	2,200	2,200

Expedia Group, Inc.
3.250% due 02/15/2030 (l)	2,200	1,984

Ferguson Finance PLC
3.250% due 06/02/2030	2,000	1,805

Flex Intermediate Holdco LLC
4.317% due 12/30/2039	2,700	1,965

52	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Flex Ltd.
4.875% due 06/15/2029	$2,000	$1,938

GE Capital Funding LLC
4.550% due 05/15/2032	1,500	1,435

GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	1,500	1,385

General Electric Co.
4.250% due 05/01/2040	3,000	2,586

Georgetown University
5.215% due 10/01/2118	6,560	6,006

Global Payments, Inc.
5.400% due 08/15/2032	5,100	5,000

HCA, Inc.
3.625% due 03/15/2032	3,000	2,643

Imperial Brands Finance PLC
3.500% due 07/26/2026	2,000	1,921
6.125% due 07/27/2027	3,000	3,054

Infor, Inc.
1.750% due 07/15/2025	2,600	2,494

Las Vegas Sands Corp.
3.500% due 08/18/2026	1,100	1,050

Micron Technology, Inc.
5.375% due 04/15/2028	1,900	1,909

Mileage Plus Holdings LLC
6.500% due 06/20/2027	1,260	1,264

MPLX LP
4.250% due 12/01/2027	2,000	1,936

MSCI, Inc.
3.875% due 02/15/2031	100	90

National Fuel Gas Co.
5.500% due 10/01/2026	1,500	1,498

New York & Presbyterian Hospital
4.763% due 08/01/2116	3,000	2,532

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	2,500	2,388

NXP BV
5.000% due 01/15/2033	900	878

Occidental Petroleum Corp.
6.125% due 01/01/2031	5,000	5,121

Oracle Corp.
4.900% due 02/06/2033	1,000	970

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	4,300	4,104

Petroleos Mexicanos
6.490% due 01/23/2027	311	299
6.700% due 02/16/2032	4,600	3,854

Quanta Services, Inc.
2.900% due 10/01/2030	2,000	1,763

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	538	475
4.100% due 10/01/2029	485	455

T-Mobile USA, Inc.
2.700% due 03/15/2032	2,500	2,092

Targa Resources Corp.
6.125% due 03/15/2033	3,000	3,083

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	2,000	1,749

Time Warner Cable LLC
6.550% due 05/01/2037	600	569
7.300% due 07/01/2038	2,500	2,532

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	2,143	2,034

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	2,160	2,111

United Airlines Pass-Through Trust
2.700% due 11/01/2033	323	280
3.100% due 01/07/2030	920	855
3.450% due 01/07/2030	2,760	2,534
4.550% due 02/25/2033	1,903	1,761
5.875% due 04/15/2029	1,543	1,549

United Airlines, Inc.
4.375% due 04/15/2026	3,400	3,288
4.625% due 04/15/2029	2,500	2,330

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031	$3,900	$3,295

VMware, Inc.
2.200% due 08/15/2031	2,000	1,626

Wesleyan University
4.781% due 07/01/2116	3,248	2,666

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	3,130	3,070
5.611% due 03/11/2034	2,000	2,012

		214,997

UTILITIES 1.8%

Electricite de France SA
5.950% due 04/22/2034	4,000	4,026
6.000% due 04/22/2064	4,000	3,722

Enel Finance International NV
7.500% due 10/14/2032	2,000	2,214

Eversource Energy
5.950% due 02/01/2029	4,400	4,498

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028	1,100	1,030
3.600% due 06/01/2029	2,000	1,861
4.300% due 01/15/2029	600	578
5.150% due 03/30/2026	900	894

NGPL PipeCo LLC
3.250% due 07/15/2031	1,500	1,283

NiSource, Inc.
1.700% due 02/15/2031	6,100	4,854

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	1,979
4.950% due 07/01/2050	6,700	5,541
5.550% due 05/15/2029	3,000	3,008
5.800% due 05/15/2034	3,000	2,982
5.900% due 06/15/2032	1,500	1,502
6.150% due 01/15/2033	2,200	2,236
6.950% due 03/15/2034	2,000	2,155

Puget Energy, Inc.
4.224% due 03/15/2032	3,000	2,694

Texas Electric Market Stabilization Funding N LLC
5.057% due 08/01/2048	15,500	14,794

Toledo Edison Co.
2.650% due 05/01/2028	2,918	2,632

Verizon Communications, Inc.
2.355% due 03/15/2032	7,000	5,725
5.050% due 05/09/2033	3,000	2,959

Vistra Operations Co. LLC
6.950% due 10/15/2033	5,000	5,355

		78,522

Total Corporate Bonds & Notes (Cost $1,042,970)		1,024,861

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,692
3.714% due 06/01/2041	7,000	5,361

		8,053

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	5,829	6,259

MINNESOTA 0.2%

Minnesota Housing Finance Agency Revenue Notes, Series 2024
5.301% due 01/01/2029	6,945	7,022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.0%

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006
6.027% due 01/01/2046	$500	$511

TEXAS 0.1%

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
3.922% due 12/31/2049	4,200	3,452

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.875% due 06/01/2049	4,225	4,040

Total Municipal Bonds & Notes (Cost $30,295)		29,337

U.S. GOVERNMENT AGENCIES 56.9%

Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(e)	70	58
0.000% due 05/25/2042 •	134	94
0.550% due 09/25/2042 •(a)	19,562	2,396
0.970% due 04/25/2040 •(a)	31	2
1.750% due 05/25/2036 •(a)	634	55
3.000% due 03/25/2033 - 02/25/2043	1	1
3.348% due 01/25/2036 •	69	62
3.500% due 06/25/2042	468	431
4.000% due 10/01/2026 - 07/01/2044	683	653
4.500% due 09/01/2024 - 06/01/2051	905	855
5.000% due 05/01/2026 - 11/01/2039	852	841
5.500% due 12/01/2031 - 04/01/2039	489	484
6.000% due 05/25/2031 - 09/01/2037	443	446
6.030% due 11/01/2035 •	2	2
6.218% due 09/01/2034 •	19	19
6.500% due 01/01/2036 - 05/01/2038	43	45
6.800% due 12/01/2028 •	115	115
7.000% due 04/01/2037 - 03/01/2038	39	39
7.195% due 04/01/2036 •	4	4
7.500% due 10/01/2037	56	59

Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	300	270
0.000% due 12/15/2040 - 11/15/2048 •(a)	18,684	678
0.000% due 05/15/2041 - 06/15/2042 •	716	554
0.419% due 06/15/2040 ~(a)	6,475	415
3.000% due 01/01/2043 - 04/01/2043	4	3
3.500% due 12/15/2028 (a)	261	5
3.500% due 10/01/2033 - 03/01/2042	98	94
4.000% due 09/01/2033 - 06/01/2049	6,657	6,253
4.500% due 02/01/2034 - 11/01/2044	3,030	2,930
4.682% due 05/15/2033 •	22	22
5.000% due 05/15/2033 - 07/15/2041	306	299
5.250% due 04/15/2033	20	20
5.500% due 08/01/2025 - 10/01/2037	620	616
6.000% due 12/01/2034 - 08/01/2037	79	79
6.105% due 07/01/2036 •	2	2
6.500% due 01/01/2037 - 07/01/2037	18	18
6.936% due 12/01/2031 •	35	35

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	53

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.500% due 01/01/2025	$1	$1

Ginnie Mae
3.500% due 12/20/2040 - 03/20/2047	7,950	7,215
4.000% due 09/20/2040 - 06/15/2047	12,285	11,529
4.500% due 08/20/2038 - 02/20/2047	1,350	1,295
4.750% due 01/20/2035	50	49
5.000% due 03/20/2034 - 04/20/2040	273	267
5.500% due 04/16/2034 - 11/20/2038	28	28
6.000% due 08/20/2038 - 02/20/2039	51	51
6.500% due 12/20/2038	24	24

Ginnie Mae, TBA
2.500% due 07/01/2054 - 08/01/2054	95,000	79,906
3.000% due 07/01/2054 - 08/01/2054	132,000	115,031
3.500% due 08/01/2054	102,800	92,367

Tennessee Valley Authority
4.250% due 09/15/2065	10,000	8,585

Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (e)	2,500	1,208

Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 07/01/2049	35,166	31,839
4.000% due 08/01/2024 - 05/01/2054	162,431	149,094
4.500% due 06/01/2039 - 11/01/2053	296,878	280,186
5.000% due 09/01/2052 - 10/01/2053	354,188	342,810
5.500% due 07/01/2053 - 03/01/2054	246,241	243,004
6.000% due 11/01/2053 - 02/01/2054	124,372	124,784
6.500% due 10/01/2053 - 04/01/2054	436,818	445,056

Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2054 - 08/01/2054	148,678	121,550
3.000% due 07/01/2054 - 08/01/2054	214,066	182,290
3.500% due 08/01/2054	132,200	117,038
4.000% due 08/01/2054	93,400	85,516
4.500% due 08/01/2054	4,900	4,621

Total U.S. Government Agencies (Cost $2,471,751)		2,464,298

U.S. TREASURY OBLIGATIONS 12.6%

U.S. Treasury Bonds
2.375% due 02/15/2042 (n)(p)	150,000	109,242
3.875% due 02/15/2043 (l)(n)	318,300	287,813

U.S. Treasury Inflation Protected Securities (f)
1.750% due 01/15/2034 (l)	154,209	149,711

Total U.S. Treasury Obligations (Cost $528,075)		546,766

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%

Ajax Mortgage Loan Trust
1.698% due 05/25/2059 þ	893	807

American Home Mortgage Investment Trust
5.820% due 12/25/2046 •	2,898	2,301

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «	12,600	9,285

Banc of America Funding Trust
4.981% due 08/27/2036 ~	6,521	6,114

BANK5
5.769% due 06/15/2057	2,200	2,233
5.788% due 06/15/2057	4,300	4,364

Barclays Commercial Mortgage Securities Trust
4.314% due 12/15/2051	1,000	960

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
5.760% due 05/25/2047 •	$1,455	$1,346

Bear Stearns ALT-A Trust
6.100% due 04/25/2034 «•	8	7

Benchmark Mortgage Trust
6.841% due 11/15/2056 ~	6,700	7,038

BWAY Mortgage Trust
6.693% due 09/15/2036 •	5,000	4,777

BX Trust
6.173% due 10/15/2036 •	1,485	1,465
6.342% due 02/15/2039 •	6,247	6,182

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	3,922	3,468
3.250% due 09/25/2063 ~	2,857	2,540

Chase Mortgage Finance Trust
6.000% due 05/25/2036	3,451	1,477

ChaseFlex Trust
6.500% due 02/25/2037	3,863	1,359

CIM Trust
5.500% due 08/25/2064 ~	12,077	12,093

Citigroup Commercial Mortgage Trust
3.778% due 09/10/2058	8,100	7,849

Citigroup Mortgage Loan Trust
5.500% due 08/25/2034	994	951
5.780% due 09/25/2036 •	457	406
6.260% due 08/25/2035 •	234	220

COLT Mortgage Loan Trust
6.467% due 08/25/2067 þ	1,629	1,628

Commercial Mortgage Trust
3.140% due 10/10/2036	1,840	1,626
6.743% due 12/15/2038 •	5,261	5,010

Countrywide Alternative Loan Trust
5.500% due 07/25/2035	1,010	708
5.500% due 08/25/2035	283	237
5.500% due 12/25/2035	680	462
5.500% due 02/25/2036	1,296	1,017
5.710% due 06/25/2037 •	496	392
5.750% due 05/25/2036	358	133
5.820% due 05/25/2047 •	137	124
6.000% due 04/25/2037	2,746	2,252
6.093% due 12/20/2035 •	2,889	2,577
6.250% due 08/25/2036	314	177

Countrywide Home Loan Mortgage Pass-Through Trust
4.530% due 11/25/2037 ~	2,117	1,916
4.574% due 02/20/2036 ~	461	402
4.780% due 03/20/2036 ~	478	423
6.000% due 03/25/2035 •	56	51

Countrywide Home Loan Reperforming REMIC Trust
5.800% due 01/25/2036 •	962	890

Credit Suisse First Boston Mortgage Securities Corp.
5.396% due 11/25/2034 «~	17	16
6.110% due 11/25/2031 «•	25	14

Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	1,596	1,587

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~	2,928	2,829
4.052% due 12/27/2060 ~	1,956	1,920
4.080% due 03/25/2060 ~	4,187	4,172
4.713% due 08/25/2060 ~	3,019	3,008
5.500% due 03/25/2037	696	328
6.000% due 07/25/2037	324	269
6.421% due 10/25/2037 ~	2,860	1,682
6.843% due 07/15/2038 •	1,000	911

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.940% due 01/25/2047 •	3,571	2,947

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	123	106
5.665% due 02/25/2036 ~	1,143	985

EQUS Mortgage Trust
6.198% due 10/15/2038 •	4,700	4,660

Great Hall Mortgages PLC
5.763% due 06/18/2039 •	322	321

GS Mortgage Securities Corp. Trust
6.576% due 07/15/2035 •	1,298	978
8.729% due 08/15/2039 •	2,300	2,305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSMPS Mortgage Loan Trust
5.810% due 01/25/2036 •	$1,774	$1,417

GSR Mortgage Loan Trust
4.375% due 11/25/2035 ~	6	5
4.619% due 01/25/2036 ~	862	768
5.970% due 09/25/2034 ~	94	93
6.000% due 03/25/2036	4,132	1,397
6.500% due 05/25/2036	589	206

HarborView Mortgage Loan Trust
5.833% due 01/19/2038 •	2,700	2,327
5.863% due 12/19/2036 •	2,094	1,610
5.993% due 03/19/2035 •	753	742

IndyMac INDX Mortgage Loan Trust
3.969% due 09/25/2036 ~	1,445	915

JP Morgan Alternative Loan Trust
5.574% due 12/25/2035 ~	444	314

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,210	1,876
2.812% due 01/16/2037	100	89
3.648% due 12/15/2049 ~	3,700	3,498
5.925% due 04/15/2037 •	976	933
6.517% due 07/05/2033 •	1,777	1,699
7.235% due 10/05/2040	2,000	2,105

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	5,308	5,070
5.156% due 02/25/2036 ~	654	455
5.266% due 07/25/2035 ~	11	10
6.000% due 08/25/2037	786	362
6.500% due 01/25/2036	4,913	2,506

Key Commercial Mortgage Securities Trust
2.233% due 09/16/2052	10,000	8,424

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ	2,623	2,605
2.250% due 07/25/2067 þ	1,852	1,805
4.750% due 07/25/2061 þ	1,115	1,086
4.892% due 10/25/2066 þ	1,436	1,412
4.991% due 09/25/2060 ~	221	221

Lehman XS Trust
5.820% due 12/25/2036 •	2,204	2,079
5.840% due 11/25/2046 •	2,619	2,218
6.153% due 11/25/2035 «•	8	7

Lux Trust
8.019% due 08/15/2040 •	3,200	3,223

MASTR Adjustable Rate Mortgages Trust
4.115% due 04/25/2034 «~	149	122
7.693% due 12/25/2035 •	2,956	2,834

Merrill Lynch Mortgage Investors Trust
6.020% due 07/25/2029 «•	35	32
6.085% due 05/25/2029 «~	8	7

MFA Trust
1.014% due 01/26/2065 ~	1,592	1,454
1.324% due 01/26/2065 ~	434	397
1.381% due 04/25/2065 ~	2,531	2,348
1.632% due 01/26/2065 ~	833	766
1.638% due 04/25/2065 ~	1,046	969
6.775% due 10/25/2058 þ	1,147	1,153

MHC Commercial Mortgage Trust
6.244% due 04/15/2038 •	4,928	4,891

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,080	1,989
2.750% due 08/25/2059 ~	583	552

MKT Mortgage Trust
2.694% due 02/12/2040	5,000	4,042

Morgan Stanley Capital Trust
3.912% due 09/09/2032	2,100	1,841

Morgan Stanley Mortgage Loan Trust
6.965% due 06/25/2036 ~	2,119	2,034

Natixis Commercial Mortgage Securities Trust
6.393% due 08/15/2038 •	900	850

New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ	7,882	7,978

New York Mortgage Trust
1.670% due 08/25/2061 þ	2,899	2,833

NLT Trust
3.200% due 10/25/2062 ~	3,126	2,770

54	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.960% due 06/25/2037 •	$5,261	$4,199

Nomura Resecuritization Trust
6.500% due 10/26/2037	1,780	750

OBX Trust
6.120% due 11/25/2062 ~	5,212	5,213
6.129% due 12/25/2063 þ	6,991	7,009
6.567% due 06/25/2063 þ	3,182	3,207
7.159% due 10/25/2063 þ	3,325	3,392

One New York Plaza Trust
6.393% due 01/15/2036 •	6,100	5,941

OPEN Trust
8.418% due 10/15/2028 •	7,223	7,323

PRET LLC
7.021% due 02/25/2054 þ	8,444	8,427

PRPM LLC
6.959% due 02/25/2029 þ	2,468	2,479

RBSGC Mortgage Pass-Through Loan Trust
5.840% due 12/25/2034 •	1,209	1,074

RCKT Mortgage Trust
6.147% due 06/25/2044 þ	4,370	4,401

Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,208	909
6.000% due 12/25/2036	966	764
6.500% due 07/25/2037	2,046	1,608

Residential Asset Securitization Trust
5.500% due 08/25/2034	1,284	1,219
6.010% due 08/25/2033 «•	19	17

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036	419	341

Sequoia Mortgage Trust
6.092% due 02/20/2035 «•	276	248
6.153% due 07/20/2033 •	11	11

SMRT Commercial Mortgage Trust
6.329% due 01/15/2039 •	2,350	2,323

Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~	840	766
1.439% due 11/25/2055 ~	442	412
1.593% due 11/25/2055 ~	571	532

Thornburg Mortgage Securities Trust
5.404% due 10/25/2046 •	751	689
7.017% due 06/25/2037 •	176	150

Towd Point Mortgage Trust
3.250% due 07/25/2058 ~	3,375	3,288

Verus Securitization Trust
1.824% due 11/25/2066 ~	2,726	2,393
4.035% due 03/25/2060 ~	85	85
4.889% due 03/25/2060 ~	300	293
6.443% due 08/25/2068 þ	3,966	3,971
6.665% due 09/25/2068 þ	6,293	6,346
6.876% due 11/25/2068 ~	2,725	2,771

WaMu Mortgage Pass-Through Certificates Trust
3.767% due 01/25/2037 ~	2,262	1,886
4.387% due 07/25/2037 ~	1,963	1,724
6.653% due 10/25/2046 •	933	829

Washington Mutual Mortgage Pass-Through Certificates Trust
4.141% due 10/25/2036 þ	7,283	2,467
5.980% due 12/25/2035 •	6,214	5,169
6.123% due 05/25/2046 •	349	290

Wells Fargo Commercial Mortgage Trust
3.451% due 02/15/2048	3,500	3,438

Wells Fargo Mortgage-Backed Securities Trust
6.036% due 12/28/2037 ~	1,329	1,159
6.589% due 08/25/2036 «~	238	203

Worldwide Plaza Trust
3.526% due 11/10/2036	8,900	6,562

WSTN Trust
6.518% due 07/05/2037 ~	3,500	3,513

Total Non-Agency Mortgage-Backed Securities (Cost $351,765)		327,435

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 15.6%

510 Asset-Backed Trust
5.240% due 06/25/2061 þ	$1,483	$1,462

522 Funding CLO Ltd.
6.626% due 10/20/2031 •	3,467	3,469

AASET Trust
2.798% due 01/15/2047	2,346	2,102
3.844% due 01/16/2038	1,360	982

ABFC Trust
5.740% due 10/25/2036 •	1,067	975
5.780% due 01/25/2037 •	1,792	994
5.940% due 09/25/2036 •	3,913	3,802

ACE Securities Corp. Home Equity Loan Trust
5.960% due 10/25/2036 •	4,373	1,634

ACHV ABS Trust
5.900% due 04/25/2031	296	296

ACREC Ltd.
6.596% due 10/16/2036 •	1,383	1,374

Aegis Asset-Backed Securities Trust
6.180% due 08/25/2035 •	113	109

AGL CLO Ltd.
6.786% due 07/20/2034 •	4,500	4,511

ALESCO Preferred Funding Ltd.
5.939% due 12/23/2036 •	293	288
6.359% due 09/23/2038 •	2,092	1,971

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.238% due 06/25/2033 •	3,707	3,358

Anchorage Capital CLO Ltd.
6.985% due 04/20/2037 •	9,100	9,134

Apex Credit CLO Ltd.
7.122% due 04/20/2036 •	4,900	4,908

Apidos CLO
6.670% due 04/15/2031 •	3,045	3,046
6.689% due 07/16/2031 •	3,558	3,559

APL Finance DAC
7.000% due 07/21/2031	7,841	7,830

Ares CLO Ltd.
6.637% due 04/17/2033 •	6,700	6,718

Argent Securities Trust
5.840% due 03/25/2036 •	3,245	2,864

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.920% due 01/25/2036 •	4,796	4,499

Ascent Education Funding Trust
6.140% due 10/25/2050	660	665

Asset-Backed Securities Corp. Home Equity Loan Trust
6.165% due 11/25/2035 •	1,632	1,605
6.270% due 06/25/2034 •	2,330	2,361
6.285% due 04/25/2034 •	662	650
8.668% due 08/15/2032 •	312	294

Atlas Senior Loan Fund Ltd.
6.739% due 01/16/2030 •	1,803	1,806
6.765% due 10/24/2031 •	3,734	3,738

Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028	5,000	5,002
6.020% due 02/20/2030	7,500	7,700

Ballyrock CLO Ltd.
6.716% due 07/20/2034 •	6,000	6,007

Bear Stearns Asset-Backed Securities Trust
5.850% due 03/25/2034 •	1,858	1,848
5.920% due 11/25/2036 •	3,200	3,008
6.318% due 12/25/2034 •	1,603	1,610
6.585% due 03/25/2035 •	231	228

Benefit Street Partners CLO Ltd.
6.671% due 04/20/2034 •	6,400	6,423

Birch Grove CLO Ltd.
6.912% due 07/17/2037 •	8,300	8,329

BlueMountain CLO Ltd.
6.514% due 10/25/2030 •	3,789	3,795

BSPRT Issuer Ltd.
6.763% due 12/15/2038 •	4,296	4,278
7.625% due 07/15/2039 •	4,000	4,015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BXMT Ltd.
6.843% due 11/15/2037 •	$5,795	$5,688

Capital Automotive LLC
5.750% due 09/15/2053	4,850	4,805

Carlyle Global Market Strategies CLO Ltd.
6.534% due 08/14/2030 •	3,032	3,034

Carlyle U.S. CLO Ltd.
6.479% due 10/15/2031 •	3,695	3,704

Carrington Mortgage Loan Trust
5.620% due 10/25/2036 •	2,342	1,837
5.720% due 02/25/2037 •	3,850	3,557
6.510% due 05/25/2035 •	3,741	3,542

Carvana Auto Receivables Trust
5.900% due 08/10/2027	2,000	2,002
6.360% due 04/12/2027	1,591	1,594

Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043	303	283

CBAM Ltd.
6.599% due 04/17/2031 •	2,686	2,689

Cedar Funding CLO Ltd.
6.566% due 04/20/2031 •	6,026	6,031
6.586% due 01/20/2031 •	967	968

Chesapeake Funding LLC
6.103% due 05/15/2036 •	4,845	4,852

CIT Mortgage Loan Trust
6.960% due 10/25/2037 •	4,439	4,444

Citigroup Mortgage Loan Trust
5.720% due 03/25/2037 •	213	185
5.780% due 09/25/2036 •	1,072	803
6.135% due 10/25/2035 •	363	353
6.360% due 01/25/2036 •	1,780	1,728
6.664% due 05/25/2036 þ	4,141	1,522

Countrywide Asset-Backed Certificates Trust
5.660% due 06/25/2047 •	7,113	6,063
5.680% due 09/25/2037 •	1,390	1,423
5.740% due 06/25/2035 •	2,724	2,410
5.740% due 05/25/2037 •	2,664	2,457
5.920% due 04/25/2047 •	6,371	5,741

Daimler Trucks Retail Trust
5.390% due 01/15/2030	2,500	2,490

Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •	8,900	8,934

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049	600	542

Diamond Issuer
2.305% due 11/20/2051	1,800	1,625

Dryden Senior Loan Fund
6.477% due 10/19/2029 •	4,106	4,111
6.479% due 07/15/2030 •	4,591	4,593
6.570% due 04/15/2028 •	1,999	2,001
6.610% due 04/15/2029 •	4,632	4,636

ECMC Group Student Loan Trust
6.450% due 01/27/2070 •	2,795	2,791

Elmwood CLO Ltd.
6.947% due 01/17/2034 •	3,300	3,308

EMC Mortgage Loan Trust
6.560% due 08/25/2040 •	939	926

FHF Trust
6.570% due 06/15/2028	594	598

First Franklin Mortgage Loan Asset-Backed Certificates
6.285% due 05/25/2034 •	1,293	1,246

First Franklin Mortgage Loan Trust
5.680% due 12/25/2037 •	2,244	2,116
5.780% due 10/25/2036 •	3,071	1,990
6.060% due 11/25/2035 «•	199	185
6.645% due 12/25/2034 •	1,475	1,442
6.885% due 10/25/2034 •	861	854

Fremont Home Loan Trust
6.330% due 11/25/2034 •	5,419	4,780
6.510% due 11/25/2034 •	360	334

Galaxy CLO Ltd.
6.560% due 10/15/2030 •	413	413

GLS Auto Receivables Issuer Trust
5.770% due 11/15/2028	3,000	3,007

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	55

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GM Financial Revolving Receivables Trust
5.770% due 08/11/2036	$3,600	$3,701

GoldenTree Loan Management U.S. CLO Ltd.
6.473% due 04/24/2031 •	7,400	7,416

GSAA Home Equity Trust
5.900% due 03/25/2047 •	2,800	965

GSAMP Trust
6.210% due 01/25/2034 •	802	775
6.240% due 07/25/2045 •	1,681	1,634
7.335% due 08/25/2034 •	4,885	4,467

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	2,300	2,235

Home Equity Mortgage Loan Asset-Backed Trust
5.650% due 07/25/2037 •	7,686	3,080
5.700% due 11/25/2036 •	6,129	4,745

Home Partners of America Trust
2.200% due 01/17/2041	1,759	1,544

Horizon Aircraft Finance Ltd.
3.721% due 07/15/2039	2,968	2,717

ICG U.S. CLO Ltd.
6.725% due 01/24/2032 •	2,720	2,722

JP Morgan Mortgage Acquisition Corp.
6.045% due 05/25/2035 •	1,508	1,483

JP Morgan Mortgage Acquisition Trust
4.456% due 07/25/2036 •	1,510	1,385
6.030% due 07/25/2036 •	1,100	1,063

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	2,288	2,072

KKR CLO Ltd.
6.540% due 07/15/2030 •	4,925	4,932
6.757% due 02/09/2035 •	6,200	6,188

KREF Ltd.
6.789% due 02/17/2039 •	1,400	1,399

LAD Auto Receivables Trust
6.100% due 12/15/2027	5,000	5,023
6.240% due 06/15/2028	5,000	5,063

LCCM Trust
6.643% due 12/13/2038 •	2,251	2,206
6.893% due 11/15/2038 •	2,680	2,643

LCM LP
6.586% due 07/20/2030 •	3,370	3,373

LCM Ltd.
6.425% due 07/20/2030 •	2,035	2,035

Lehman XS Trust
4.857% due 06/25/2036 þ	1,735	1,614
6.260% due 11/25/2035 þ	3,099	1,326

LoanCore Issuer Ltd.
6.743% due 11/15/2038 •	2,126	2,115

Lockwood Grove CLO Ltd.
6.755% due 01/25/2030 •	715	715

Long Beach Mortgage Loan Trust
6.510% due 06/25/2035 •	3,726	3,576
6.610% due 09/25/2034 •	705	709

Lunar Aircraft Ltd.
3.376% due 02/15/2045	1,578	1,501

Magnetite Ltd.
6.874% due 10/25/2033 •	8,400	8,418

Marble Point CLO Ltd.
6.525% due 01/20/2032 •	493	493
6.630% due 10/15/2030 •	1,541	1,542

Merrill Lynch Mortgage Investors Trust
4.568% due 02/25/2037 þ	12,092	1,501

METAL LLC
4.581% due 10/15/2042	2,494	1,640

MF1 LLC
7.076% due 03/19/2039 •	2,500	2,498

MF1 Ltd.
6.689% due 02/19/2037 •	11,236	11,166
7.143% due 11/15/2035 •	2,630	2,629

MKS CLO Ltd.
6.586% due 07/20/2030 •	1,510	1,510
6.778% due 01/20/2031 •	1,665	1,665

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
5.530% due 10/25/2036 •	$70	$31
5.590% due 01/25/2037 •	1,692	772
5.600% due 05/25/2037 •	106	93
5.610% due 10/25/2036 •	280	149
5.680% due 11/25/2036 •	2,753	1,290
5.960% due 07/25/2036 •	1,451	535
5.960% due 08/25/2036 •	12,943	6,451
6.120% due 11/25/2035 •	4,513	4,277
6.240% due 01/25/2035 •	85	83
6.375% due 07/25/2034 •	616	630
6.710% due 07/25/2037 •	6,420	5,432

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	2,705	882

Mountain View CLO LLC
6.679% due 10/16/2029 •	866	866

Nassau Ltd.
6.840% due 01/15/2030 •	1,555	1,557

Navient Private Education Loan Trust
6.893% due 07/16/2040 •	783	787

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	843	777
1.330% due 04/15/2069	2,675	2,422

Navient Student Loan Trust
7.230% due 03/15/2072	1,600	1,658

Nelnet Student Loan Trust
6.640% due 02/20/2041	3,701	3,705

Neuberger Berman Loan Advisers CLO Ltd.
6.626% due 04/20/2031 •	3,200	3,204

New Century Home Equity Loan Trust
6.345% due 08/25/2034 •	636	633

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.225% due 05/25/2035 •	940	923

Octagon Investment Partners Ltd.
6.475% due 10/20/2030 •	3,120	3,125

Octane Receivables Trust
1.210% due 09/20/2028	1,304	1,280
6.440% due 03/20/2029	1,671	1,681

OneMain Financial Issuance Trust
5.840% due 09/15/2036	10,200	10,337

Oportun Issuance Trust
6.334% due 04/08/2031	331	331

Option One Mortgage Loan Trust
5.640% due 04/25/2037 •	2,185	1,048
5.740% due 07/25/2036 •	1,936	1,105

Pagaya AI Debt Selection Trust
6.060% due 03/15/2030	2,008	2,007
6.093% due 11/15/2031	700	700
6.258% due 10/15/2031	2,620	2,622
6.319% due 08/15/2031	1,052	1,053
6.660% due 07/15/2031	362	363
6.811% due 05/15/2030	1,700	1,701
7.228% due 07/15/2031	258	259
7.600% due 12/16/2030	1,723	1,732
8.388% due 07/15/2030 ~	273	277

Palmer Square CLO Ltd.
6.875% due 10/20/2033 •	8,000	8,019

Palmer Square Loan Funding Ltd.
6.390% due 10/15/2029 •	2,682	2,683
6.486% due 04/20/2029 •	676	676

Park Avenue Institutional Advisers CLO Ltd.
6.791% due 08/23/2031 •	3,342	3,346

PRET LLC
1.744% due 07/25/2051 þ	1,011	986
1.868% due 07/25/2051 þ	3,036	2,982
2.487% due 10/25/2051 ~	957	945
4.992% due 02/25/2061 þ	1,117	1,108

PRPM LLC
3.720% due 02/25/2027 þ	3,456	3,399

Raptor Aircraft Finance LLC
4.213% due 08/23/2044	1,908	1,612

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	943	945

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reach ABS Trust
6.300% due 02/18/2031	$563	$564

Ready Capital Mortgage Financing LLC
7.897% due 10/25/2039 •	4,469	4,491

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	662	216
5.608% due 05/25/2036 þ	13,820	5,829
5.812% due 11/25/2036 þ	12,195	4,136
5.840% due 11/25/2035 •	797	694
5.893% due 06/25/2037 þ	2,722	698
6.115% due 08/25/2036 þ	8,664	3,448
6.120% due 11/25/2036 þ	1,166	416

Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032	496	499

Residential Asset Mortgage Products Trust
5.337% due 03/25/2032 •	853	732
5.970% due 03/25/2036 •	1,140	1,105

Residential Asset Securities Corp. Trust
5.680% due 02/25/2037 •	4,009	3,832

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	1,700	1,712
5.980% due 04/16/2029	1,700	1,720
6.400% due 03/17/2031	1,700	1,746

Santander Revolving Auto Lease Trust
2.510% due 01/26/2032	3,500	3,453

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040	946	903

Saranac CLO Ltd.
6.748% due 08/13/2031 •	6,284	6,305

Saxon Asset Securities Trust
1.979% due 05/25/2035 •	595	450
2.349% due 03/25/2035 •	245	219
7.185% due 12/26/2034 •	1,773	1,361
7.210% due 12/25/2037 •	487	455

SCCU Auto Receivables Trust
5.700% due 10/16/2028	1,300	1,308
5.700% due 08/15/2029	600	602

Securitized Asset-Backed Receivables LLC Trust
6.040% due 12/25/2035 •	1,341	1,291
6.240% due 02/25/2034 •	2,028	2,011

Shackleton CLO Ltd.
6.476% due 04/20/2029 •	854	854

SLM Private Credit Student Loan Trust
5.871% due 12/15/2039 •	1,898	1,850
5.911% due 12/15/2038 •	293	289

SLM Private Education Loan Trust
10.193% due 10/15/2041 •	2,733	2,860

SLM Student Loan Trust
6.359% due 04/25/2049	337	336
6.509% due 07/25/2049	2,348	2,329

SMB Private Education Loan Trust
5.380% due 01/15/2053	588	587
6.310% due 09/15/2054 •	2,056	2,053

Sound Point CLO Ltd.
6.565% due 07/25/2030 •	3,937	3,940
6.760% due 07/15/2034 •	5,700	5,701
6.796% due 07/20/2032 •	13,000	13,034

Soundview Home Loan Trust
5.710% due 07/25/2037 •	3,466	2,645

Specialty Underwriting & Residential Finance Trust
5.760% due 09/25/2037 •	6,028	4,036

Starwood Commercial Mortgage Trust
6.646% due 04/18/2038 •	8,846	8,680

Stonepeak ABS
2.301% due 02/28/2033	515	478

Structured Asset Investment Loan Trust
5.632% due 07/25/2036 •	4,609	2,655
6.090% due 11/25/2035 •	1,950	1,877
6.165% due 03/25/2034 •	1,714	1,701
6.960% due 11/25/2034 •	2,940	3,036

Structured Asset Securities Corp. Mortgage Loan Trust
6.330% due 07/25/2035 •	1,479	1,513
6.495% due 07/25/2035 •	2,915	2,881

56	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Symphony CLO Ltd.
6.526% due 01/23/2032 •	$949	$952
6.914% due 04/25/2034 •	9,500	9,546

Towd Point Mortgage Trust
6.125% due 02/25/2064 ~	946	946

TPG Real Estate Finance Issuer Ltd.
6.643% due 03/15/2038 •	5,437	5,403
6.979% due 02/15/2039 •	4,946	4,925

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	7,674	7,691

Trinitas CLO Ltd.
6.694% due 04/25/2033 •	6,300	6,320

United Auto Credit Securitization Trust
6.170% due 08/10/2026	407	407

Venture CLO Ltd.
6.470% due 04/15/2027 •	27	27
6.486% due 10/20/2028 •	1,245	1,245
6.574% due 09/07/2030 •	7,630	7,632
6.576% due 07/20/2030 •	3,378	3,383
6.636% due 07/20/2030 •	2,876	2,880
6.650% due 07/15/2031 •	4,356	4,360

Verizon Master Trust
5.350% due 09/22/2031	7,000	7,106

Vertical Bridge Holdings LLC
3.706% due 02/15/2057	2,400	2,086

Vibrant CLO Ltd.
6.626% due 09/15/2030 •	2,795	2,797

Voya CLO Ltd.
6.590% due 10/15/2030 •	1,696	1,699

WaMu Asset-Backed Certificates WaMu Trust
5.685% due 05/25/2037 •	1,781	1,647

WAVE LLC
3.597% due 09/15/2044	3,309	2,999

Wellfleet CLO Ltd.
6.476% due 07/20/2029 •	11	11

Wells Fargo Home Equity Asset-Backed Securities Trust
6.210% due 12/25/2035 •	2,814	2,773
8.010% due 04/25/2035 •	131	135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
6.060% due 04/25/2034 •	$60	$58

Whitehorse Ltd.
6.840% due 10/15/2031 •	6,582	6,589

Wind River CLO Ltd.
6.670% due 07/15/2031 •	9,000	9,005

Total Asset-Backed Securities (Cost $703,799)		677,000

SOVEREIGN ISSUES 0.3%

Brazil Government International Bond
6.125% due 03/15/2034	8,500	8,184

Mexico Government International Bond
5.750% due 10/12/2110	4,000	3,312

Total Sovereign Issues (Cost $12,573)		11,496

	SHARES
PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.5%

American AgCredit Corp.
5.250% due 06/15/2026 •(g)	4,000,000	3,805

Capital Farm Credit ACA
5.000% due 03/15/2026 •(g)	3,300,000	3,277

CoBank ACB
4.250% due 01/01/2027 •(g)	1,700,000	1,472
7.250% due 07/01/2029 •(g)	10,000,000	10,169

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(g)	4,250,000	4,210

SVB Financial Group
4.100% due 02/15/2031 ^(d)(g)	2,800,000	22

		22,955

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.1%

Energy Transfer LP
6.750% due 05/15/2025 •(g)	3,000,000	$2,989

Total Preferred Securities (Cost $29,106)		25,944

SHORT-TERM INSTRUMENTS 1.6%

REPURCHASE AGREEMENTS (k) 1.6%
		68,862

Total Short-Term Instruments (Cost $68,862)		68,862

Total Investments in Securities (Cost $5,260,154)		5,196,659

INVESTMENTS IN AFFILIATES 1.9%

MUTUAL FUNDS (h) 1.9%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	250,000	25,162

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	402,800	19,995

PIMCO Senior Loan Active Exchange-Traded Fund	705,400	36,085

Total Mutual Funds (Cost $79,322)		81,242

Total Investments in Affiliates (Cost $79,322)		81,242

Total Investments 122.0% (Cost $5,339,476)		$5,277,901

Financial Derivative Instruments (m)(o) 0.0% (Cost or Premiums, net $1,114)		1,307

Other Assets and Liabilities, net (22.0)%		(952,447)

Net Assets 100.0%		$4,326,761

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.

(j) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.000%	04/02/2032	02/11/2020	$7,963	$5,710	0.13%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	57

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.400%	07/01/2024	07/02/2024	$29,100	U.S. Treasury Note/Bond 1.375% due 11/15/2031	$(29,735)	$29,100	$29,100
FICC	2.600	06/28/2024	07/01/2024	1,762	U.S. Treasury Notes 4.500% due 03/31/2026	(1,798)	1,762	1,762
MBC	5.400	06/28/2024	07/01/2024	38,000	U.S. Treasury Notes 3.750% due 06/30/2030	(39,057)	38,000	38,017

Total Repurchase Agreements						$(70,590)	$68,862	$68,879

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOO	5.480%	06/24/2024	07/01/2024		$(2,506)	$(2,509)
BOS	5.250	06/14/2024	07/11/2024		(863)	(865)
	5.270	06/14/2024	07/11/2024		(908)	(910)
BRC	5.250	02/26/2024	TBD	(3)	(7,125)	(7,256)
CIB	5.420	05/23/2024	07/09/2024		(20,896)	(21,019)
DEU	5.420	05/30/2024	07/10/2024		(3,094)	(3,109)
	5.460	06/21/2024	07/02/2024		(105,632)	(105,792)
JPS	5.250	06/14/2024	08/02/2024		(8,983)	(9,005)

Total Reverse Repurchase Agreements						$(150,465)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (11.2)%
Uniform Mortgage-Backed Security, TBA	2.500%	07/15/2054	$95,000	$(78,033)	$(77,584)
Uniform Mortgage-Backed Security, TBA	6.500	07/01/2054	202,000	(205,459)	(205,614)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2054	198,000	(202,053)	(201,419)

Total Short Sales (11.2)%				$(485,545)	$(484,617)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOO	$0	$(2,509)	$0	$0	$(2,509)	$2,475	$(34)
BOS	0	(1,775)	0	0	(1,775)	1,814	39
BPS	29,100	0	0	0	29,100	(29,735)	(635)
BRC	0	(7,256)	0	0	(7,256)	7,661	405
CIB	0	(21,019)	0	0	(21,019)	20,307	(712)
DEU	0	(108,901)	0	0	(108,901)	107,535	(1,366)
FICC	1,762	0	0	0	1,762	(1,798)	(36)
JPS	0	(9,005)	0	0	(9,005)	9,339	334
MBC	38,017	0	0	0	38,017	(39,057)	(1,040)

Total Borrowings and Other Financing Transactions	$68,879	$(150,465)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,775)	$(9,005)	$(7,256)	$(18,036)
U.S. Treasury Obligations	(2,509)	(129,920)	0	0	(132,429)

Total Borrowings	$(2,509)	$(131,695)	$(9,005)	$(7,256)	$(150,465)

Payable for reverse repurchase agreements					$(150,465)

(l)	Securities with an aggregate market value of $149,812 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.

58	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(120,536) at a weighted average interest rate of 4.317%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	13	$13	$(3)	$(5)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	13	13	(4)	(2)

Total Written Options					$(7)	$(7)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	803	$163,988	$408	$0	$(16)
U.S. Treasury 5-Year Note September Futures	09/2024	1,060	112,973	601	0	(178)
U.S. Treasury 10-Year Note September Futures	09/2024	1,828	201,051	1,730	0	(728)

				$2,739	$0	$(922)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	1,217	$(138,168)	$1,011	$884	$0
U.S. Treasury Long-Term Bond September Futures	09/2024	37	(4,378)	24	54	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	1,040	(130,358)	(1,389)	2,551	0

				$(354)	$3,489	$0

Total Futures Contracts				$2,385	$3,489	$(922)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2026	0.503%	$	3,400	$335	$(41)	$294	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.830		1,500	15	(10)	5	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946		5,300	57	(49)	8	1	0
British Telecommunications PLC	1.000%	Quarterly	12/20/2027	0.483%	EUR	200	$4	$0	$4	$0	$0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.430	$	2,000	20	7	27	0	0
Devon Energy Corp.	1.000	Quarterly	06/20/2027	0.483		1,000	8	7	15	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.312		1,100	12	(1)	11	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.915		300	33	1	34	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844		7,735	1,140	35	1,175	4	0
Valeo SA	1.000	Quarterly	06/20/2026	0.680	EUR	1,800	(11)	24	13	0	0
Valeo SA	1.000	Quarterly	06/20/2028	1.565		2,500	(125)	70	(55)	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	$	4,300	23	(6)	17	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.355		900	10	1	11	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.404		5,600	68	12	80	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523		1,200	16	5	21	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.580		300	4	1	5	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.314		2,600	42	1	43	0	(1)

							$1,651	$57	$1,708	$9	$(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	59

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.940%	Annual	02/22/2029	$	13,900	$(33)	$(135)	$(168)	$0	$(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		4,700	(11)	(38)	(49)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		7,500	248	(200)	48	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		10,400	226	(281)	(55)	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		2,300	(9)	(64)	(73)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		4,700	(19)	(126)	(145)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		4,700	(19)	(119)	(138)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034		2,300	(10)	(69)	(79)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		2,300	(12)	(46)	(58)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		1,900	(10)	(29)	(39)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		9,400	(42)	(85)	(127)	0	(56)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		4,700	(20)	(123)	(143)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		2,400	(9)	(54)	(63)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		4,700	(18)	(101)	(119)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		4,600	(17)	(20)	(37)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		1,000	(4)	(4)	(8)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		4,500	(15)	47	32	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		4,500	(18)	52	34	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		4,600	(16)	76	60	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		16,100	(54)	206	152	0	(98)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		4,400	(13)	46	33	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		10,400	(34)	219	185	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		5,500	(22)	(28)	(50)	34	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		2,200	(7)	0	(7)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		1,400	42	(42)	0	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		1,400	54	(41)	13	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		1,400	52	(41)	11	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		1,900	(16)	(61)	(77)	0	(33)

							$194	$(1,061)	$(867)	$34	$(784)

Total Swap Agreements							$1,845	$(1,004)	$841	$43	$(787)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3,489	$43	$3,532		$(7)	$(922)	$(787)	$(1,716)

(n)

Securities with an aggregate market value of $22,208 and cash of $6,431 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

60	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability

BPS	07/2024	CAD	1,055	$773	$2	$0

CBK	07/2024	GBP	454	577	3	0

Total Forward Foreign Currency Contracts					$5	$0

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710%	07/26/2024	3,100	$ (12)	$(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	3,100	(12)	(15)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	10,400	(35)	(40)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	10,400	(35)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	10,200	(38)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	10,200	(38)	(57)

GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	20,400	(42)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	20,400	(42)	(48)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	6,700	(23)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	6,700	(23)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	20,500	(63)	(58)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	20,500	(63)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	8,800	(34)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	8,800	(34)	(57)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	4,400	(17)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	4,400	(17)	(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	4,400	(14)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	4,400	(14)	(15)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	9,500	(23)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	9,500	(23)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	2,100	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	2,100	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	4,400	(17)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	4,400	(17)	(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	2,200	(9)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	2,200	(9)	(15)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	4,400	(11)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	4,400	(16)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	4,400	(16)	(25)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	4,400	(11)	(19)

Total Written Options							$(724)	$(514)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2
CBK	3	0	0	3	0	(24)	0	(24)	(21)	0	(21)
FAR	0	0	0	0	0	(108)	0	(108)	(108)	0	(108)
GLM	0	0	0	0	0	(258)	0	(258)	(258)	293	35
JPM	0	0	0	0	0	(59)	0	(59)	(59)	0	(59)
MYC	0	0	0	0	0	(65)	0	(65)	(65)	0	(65)

Total Over the Counter	$5	$0	$0	$5	$0	$(514)	$0	$(514)

(p)

Securities with an aggregate market value of $293 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	61

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,489	$3,489
Swap Agreements	0	9	0	0	34	43

	$0	$9	$0	$0	$3,523	$3,532

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5	$0	$5

	$0	$9	$0	$5	$3,523	$3,537

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	922	922
Swap Agreements	0	3	0	0	784	787

	$0	$3	$0	$0	$1,713	$1,716

Over the counter
Written Options	$0	$0	$0	$0	$514	$514

	$0	$3	$0	$0	$2,227	$2,230

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$663	$663
Futures	0	0	0	0	4,182	4,182
Swap Agreements	0	2,423	0	0	2,394	4,817

	$0	$2,423	$0	$0	$7,239	$9,662

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28	$0	$28
Purchased Options	0	0	0	0	779	779
Written Options	0	0	0	0	3,063	3,063
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$28	$3,842	$3,871

	$0	$2,424	$0	$28	$11,081	$13,533

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	2,385	2,385
Swap Agreements	0	(15)	0	0	(1,061)	(1,076)

	$0	$(15)	$0	$0	$1,325	$1,310

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$57	$0	$57
Written Options	0	0	0	0	210	210

	$0	$0	$0	$57	$210	$267

	$0	$(15)	$0	$57	$1,535	$1,577

62	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,243	$13,417	$20,660
Corporate Bonds & Notes
Banking & Finance	0	731,074	268	731,342
Industrials	0	214,997	0	214,997
Utilities	0	78,522	0	78,522
Municipal Bonds & Notes
California	0	8,053	0	8,053
Illinois	0	6,259	0	6,259
Minnesota	0	7,022	0	7,022
New York	0	511	0	511
Texas	0	3,452	0	3,452
West Virginia	0	4,040	0	4,040
U.S. Government Agencies	0	2,464,298	0	2,464,298
U.S. Treasury Obligations	0	546,766	0	546,766
Non-Agency Mortgage-Backed Securities	0	317,477	9,958	327,435
Asset-Backed Securities	0	676,815	185	677,000
Sovereign Issues	0	11,496	0	11,496
Preferred Securities
Banking & Finance	0	22,955	0	22,955
Industrials	0	2,989	0	2,989
Short-Term Instruments
Repurchase Agreements	0	68,862	0	68,862

	$0	$5,172,831	$23,828	$5,196,659

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Affiliates, at Value
Mutual Funds	$81,242	$0	$0	$81,242

Total Investments	$81,242	$5,172,831	$23,828	$5,277,901

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(484,617)	$0	$(484,617)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,532	0	3,532
Over the counter	0	5	0	5

	$0	$3,537	$0	$3,537

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,716)	0	(1,716)
Over the counter	0	(514)	0	(514)

	$0	$(2,230)	$0	$(2,230)

Total Financial Derivative Instruments	$0	$1,307	$0	$1,307

Totals	$81,242	$4,689,521	$23,828	$4,794,591

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	63

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.3%

CORPORATE BONDS & NOTES 30.4%

BANKING & FINANCE 22.0%

ABN AMRO Bank NV
6.575% due 10/13/2026 •	$2,200	$2,223

Athene Global Funding
5.516% due 03/25/2027	2,000	2,006
5.684% due 02/23/2026	3,900	3,911
5.927% (SOFRINDX + 0.560%) due 08/19/2024 ~	1,255	1,256
6.585% (SOFRINDX + 1.210%) due 03/25/2027 ~	1,500	1,509

Bank of America Corp.
4.827% due 07/22/2026 •	5,000	4,953
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~	3,000	3,020

Barclays PLC
2.852% due 05/07/2026 •	800	780
4.375% due 01/12/2026	400	393
5.304% due 08/09/2026 •	7,700	7,651

BNP Paribas SA
3.375% due 01/09/2025	4,000	3,948

BPCE SA
2.375% due 01/14/2025	582	571
6.612% due 10/19/2027 •	2,400	2,438

Corebridge Financial, Inc.
3.500% due 04/04/2025	7,700	7,573

Danske Bank AS
6.466% due 01/09/2026 •	3,878	3,889

Deutsche Bank AG
3.961% due 11/26/2025 •	9,000	8,924

Ford Motor Credit Co. LLC
4.134% due 08/04/2025	10,625	10,430
5.125% due 06/16/2025	1,839	1,826

FS KKR Capital Corp.
1.650% due 10/12/2024	5,000	4,937

GA Global Funding Trust
0.800% due 09/13/2024	2,153	2,129
5.872% (SOFRRATE + 0.500%) due 09/13/2024 ~	1,110	1,110
6.715% (SOFRRATE + 1.360%) due 04/11/2025 ~	3,000	3,018

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •	500	497

HSBC Holdings PLC
6.985% (US0003M + 1.380%) due 09/12/2026 ~	4,850	4,904

ING Groep NV
3.869% due 03/28/2026 •	1,500	1,478

JPMorgan Chase & Co.
2.005% due 03/13/2026 •	3,000	2,923
2.595% due 02/24/2026 •	1,000	980
5.040% due 01/23/2028 •	5,000	4,974

KKR Financial Holdings LLC
5.400% due 05/23/2033	5,500	5,241

Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,459
3.870% due 07/09/2025 •	672	672
4.716% due 08/11/2026 •	6,369	6,297

Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •	6,800	6,795
6.306% (SOFRRATE + 0.940%) due 02/20/2026 ~	3,500	3,512

Morgan Stanley
4.679% due 07/17/2026 •	5,000	4,952

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	4,745	4,346

Nomura Holdings, Inc.
5.594% due 07/02/2027 (a)	2,300	2,301

Pacific Life Global Funding
5.991% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,496	1,499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •	$5,000	$5,068

Societe Generale SA
2.226% due 01/21/2026 •	2,000	1,957
2.625% due 01/22/2025	6,824	6,692

Standard Chartered PLC
3.971% due 03/30/2026 •	2,300	2,268
6.266% due 11/23/2025	2,000	2,002
7.116% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,000	5,033

Synchrony Bank
5.400% due 08/22/2025	7,200	7,148

UBS Group AG
4.488% due 05/12/2026 •	12,000	11,861
6.373% due 07/15/2026 •	1,900	1,910

VICI Properties LP
4.375% due 05/15/2025	1,700	1,679

Wells Fargo & Co.
2.406% due 10/30/2025 •	7,000	6,921
5.707% due 04/22/2028 •	6,400	6,457

		191,321

INDUSTRIALS 6.3%

American Airlines Pass-Through Trust
4.000% due 01/15/2027	368	360

Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,500	1,425
6.125% due 11/21/2026	2,200	2,224
6.250% due 01/21/2029	2,000	2,043

Berry Global, Inc.
4.875% due 07/15/2026	931	915

Boeing Co.
2.196% due 02/04/2026	2,400	2,257
2.750% due 02/01/2026	300	285
6.259% due 05/01/2027	600	604

Canadian Pacific Railway Co.
3.125% due 06/01/2026	700	671

Daimler Truck Finance North America LLC
6.121% (SOFRRATE + 0.750%) due 12/13/2024 ~	750	752

Dell International LLC
4.900% due 10/01/2026	1,700	1,684

Illumina, Inc.
5.800% due 12/12/2025	1,700	1,702

Imperial Brands Finance PLC
3.125% due 07/26/2024	8,100	8,085
4.250% due 07/21/2025	1,841	1,814

Las Vegas Sands Corp.
5.900% due 06/01/2027	3,000	3,017

Renesas Electronics Corp.
1.543% due 11/26/2024	9,700	9,526

Rolls-Royce PLC
3.625% due 10/14/2025	8,642	8,409

Sands China Ltd.
5.125% due 08/08/2025	2,800	2,778

SK Hynix, Inc.
1.500% due 01/19/2026	3,100	2,911

Warnermedia Holdings, Inc.
3.788% due 03/15/2025	3,300	3,252

		54,714

UTILITIES 2.1%

Chugoku Electric Power Co., Inc.
2.401% due 08/27/2024	1,000	995

Enel Finance International NV
5.125% due 06/26/2029	1,000	984
6.800% due 10/14/2025	2,500	2,540

FirstEnergy Corp.
4.150% due 07/15/2027	901	865

Israel Electric Corp. Ltd.
5.000% due 11/12/2024	9,600	9,537

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
4.950% due 06/08/2025	$3,500	$3,470

		18,391

Total Corporate Bonds & Notes (Cost $265,099)		264,426

MUNICIPAL BONDS & NOTES 0.7%

LOUISIANA 0.7%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
5.884% (US0003M + 0.300%) due 02/15/2036 ~	6,500	5,984

Total Municipal Bonds & Notes (Cost $5,983)		5,984

U.S. GOVERNMENT AGENCIES 8.8%

Fannie Mae
4.000% due 06/01/2042 - 03/01/2047	423	397
5.000% due 07/01/2033 - 07/01/2044	1,224	1,184
5.150% due 05/01/2035	36	35
5.350% due 02/01/2035 - 01/01/2038	274	271
5.450% due 04/01/2036	81	80
5.500% due 12/01/2031 - 03/01/2050	944	935
6.000% due 09/01/2028 - 04/01/2048	598	600
6.500% due 07/01/2036 - 09/01/2048	297	301

Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	3	2
2.500% due 10/25/2048	138	122
5.000% due 10/01/2033 - 02/01/2038	267	264
5.400% due 09/01/2037 - 11/01/2038	313	313
5.500% due 08/01/2033 - 06/01/2047	1,023	1,023
5.520% due 05/28/2025	15,700	15,698
5.550% due 06/01/2037 - 07/01/2037	85	86
6.000% due 09/01/2031 - 05/01/2033	26	26
6.500% due 11/01/2036 - 10/17/2038	289	290
7.000% due 05/01/2029	11	11

Ginnie Mae
2.500% due 10/20/2049	117	100
3.000% due 11/20/2046	80	70
3.500% due 05/20/2042	59	53
3.700% due 04/15/2042	106	99
3.740% due 03/20/2042 - 07/20/2042	72	66
3.750% due 04/15/2042 - 03/20/2044	127	118
4.000% due 04/20/2040 - 06/20/2043	536	497
4.500% due 08/20/2038 - 11/20/2048	468	451
5.350% due 12/15/2036 - 01/15/2038	297	299
5.400% due 06/20/2039	81	81
5.500% due 03/20/2034 - 08/20/2041	327	324
6.000% due 09/20/2038	38	38
6.083% due 10/20/2072 •	1,139	1,135
6.233% due 01/20/2074 •	2,628	2,638
6.313% due 09/20/2073 •	7,876	7,930
6.443% due 08/16/2039 •	3	3
6.500% due 09/20/2025 - 07/20/2039	30	31
7.000% due 05/15/2026 - 06/20/2039	558	562

64	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security
4.250% due 01/01/2036	$78	$75
4.750% due 09/01/2034 - 04/01/2036	298	291
5.340% due 09/01/2029	42	43
6.000% due 06/01/2031	1	1

Uniform Mortgage-Backed Security, TBA
5.000% due 07/01/2054	41,300	39,919

Total U.S. Government Agencies (Cost $76,857)		76,462

U.S. TREASURY OBLIGATIONS 22.2%

U.S. Treasury Inflation Protected Securities (b)
2.125% due 04/15/2029 (c)	29,394	29,437

U.S. Treasury Notes
5.000% due 08/31/2025	163,700	163,594

Total U.S. Treasury Obligations (Cost $193,383)		193,031

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.4%

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	428	399

Bear Stearns ALT-A Trust
5.310% due 05/25/2035 ~	24	23
5.780% due 02/25/2034 •	625	571

Beneria Cowen & Pritzer Collateral Funding Corp.
6.242% due 06/15/2038 •	5,600	5,260

BFLD Trust
6.593% due 10/15/2035 •	2,000	1,631

BWAY Mortgage Trust
6.693% due 09/15/2036 •	3,000	2,866

BX Trust
6.143% due 01/15/2034 •	2,912	2,887

Chase Mortgage Finance Trust
5.779% due 02/25/2037 «~	294	275

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.660% due 01/25/2036 •	24	22
5.690% due 10/25/2035 •	153	141
5.760% due 08/25/2035 «•	16	15

Citigroup Commercial Mortgage Trust
6.623% due 10/15/2036 •	1,950	1,936

Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •	3,658	3,388

Countrywide Alternative Loan Trust
5.740% due 06/25/2037 •	52	45

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.180% due 12/26/2059 ~	916	930

DROP Mortgage Trust
6.593% due 10/15/2043 •	6,000	5,725

Extended Stay America Trust
6.523% due 07/15/2038 •	5,084	5,068

First Horizon Alternative Mortgage Securities Trust
6.824% due 02/25/2035 ~	159	147

GCAT Trust
1.348% due 05/25/2066 ~	2,433	2,029
1.503% due 05/25/2066 ~	2,198	1,841
2.650% due 10/25/2068 ~	300	284
2.885% due 12/27/2066 ~	1,784	1,621

GCT Commercial Mortgage Trust
6.243% due 02/15/2038 •	800	660

Ginnie Mae
6.333% due 05/20/2073 •	11,120	11,216

GS Mortgage Securities Corp. Trust
8.729% due 08/15/2039 •	7,300	7,316

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •	2,424	2,245
5.000% due 02/25/2052 •	3,994	3,699

GSR Mortgage Loan Trust
6.455% due 09/25/2035 «~	2	2
7.693% due 08/25/2033 «•	53	48

Impac CMB Trust
6.100% due 03/25/2035 •	69	64

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

InTown Mortgage Trust
7.818% due 08/15/2039 •	$2,900	$2,910

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	199	196
6.493% due 04/15/2038 •	945	945
6.826% due 12/15/2031 •	572	516

JP Morgan Mortgage Trust
5.266% due 07/25/2035 ~	167	154

JPMBB Commercial Mortgage Securities Trust
3.801% due 09/15/2047	3,217	3,208

Legacy Mortgage Asset Trust
4.991% due 09/25/2060 ~	349	349

MASTR Adjustable Rate Mortgages Trust
6.415% due 04/21/2034 «~	14	13

Merrill Lynch Mortgage Investors Trust
5.920% due 04/25/2029 •	93	86
5.925% due 12/25/2035 ~	155	144

MFA Trust
1.131% due 07/25/2060 ~	2,214	1,958
6.105% due 12/25/2068 þ	955	958

Morgan Stanley Mortgage Loan Trust
6.540% due 11/25/2035 •	755	749

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •	800	740

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	1,103	1,012
2.464% due 01/26/2060 ~	4,400	4,044
3.500% due 12/25/2057 ~	954	905
3.500% due 10/25/2059 ~	379	348
4.500% due 05/25/2058 ~	91	88

NYO Commercial Mortgage Trust
6.538% due 11/15/2038 •	6,000	5,773

OBX Trust
1.957% due 10/25/2061 ~	218	179
6.520% due 07/25/2063 þ	2,252	2,262

One New York Plaza Trust
6.393% due 01/15/2036 •	3,700	3,604

ONE Park Mortgage Trust
6.143% due 03/15/2036 •	3,914	3,806

PRKCM Trust
6.333% due 03/25/2059 þ	376	377

PRPM Trust
6.221% due 11/25/2068 þ	641	641

RESIMAC Premier
6.094% due 02/03/2053 •	1,151	1,149

Sequoia Mortgage Trust
5.853% due 07/20/2036 •	455	389
6.113% due 06/20/2033 «•	1	1

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	284	271

Starwood Mortgage Trust
6.543% due 04/15/2034 •	1,656	1,643

Structured Asset Mortgage Investments Trust
6.033% due 07/19/2034 «•	2	2
6.113% due 09/19/2032 •	3	3

Thornburg Mortgage Securities Trust
5.589% due 04/25/2045 «~	33	30

Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	687	628
2.250% due 12/25/2061 ~	2,388	2,274
3.750% due 05/25/2058 ~	1,837	1,777
6.060% due 02/25/2057 •	40	41
6.460% due 05/25/2058 •	682	698
6.460% due 10/25/2059 •	455	463

Verus Securitization Trust
5.712% due 01/25/2069 þ	1,862	1,851
6.259% due 12/25/2068 þ	4,535	4,552
6.476% due 06/25/2068 þ	2,394	2,399

WaMu Mortgage Pass-Through Certificates Trust
3.973% due 07/25/2037 ~	354	295
6.080% due 01/25/2045 •	6	6
6.133% due 06/25/2046 •	22	19
6.260% due 06/25/2044 •	357	326

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.292% due 06/25/2033 «~	$1	$1
6.320% due 10/25/2045 •	54	51

Total Non-Agency Mortgage-Backed Securities (Cost $121,537)		117,188

ASSET-BACKED SECURITIES 29.0%

Anchorage Capital CLO Ltd.
6.432% due 10/15/2031 (a)	2,500	2,500
6.765% due 04/22/2034 •	1,700	1,703

AREIT LLC
7.571% due 06/17/2039 •	7,200	7,229

Ascent Education Funding Trust
6.140% due 10/25/2050	2,261	2,281

Asset-Backed Securities Corp. Home Equity Loan Trust
6.270% due 06/25/2034 •	62	63

Atlas Static Senior Loan Fund Ltd.
7.079% due 07/15/2030 •	4,193	4,213

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	8,100	8,205

Bank of America Auto Trust
5.530% due 02/15/2028	3,600	3,609

Bear Stearns Asset-Backed Securities Trust
6.195% due 09/25/2035 •	714	710
6.260% due 10/27/2032 «•	10	10
6.360% due 08/25/2034 •	433	417

Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •	832	833
6.609% due 01/17/2032 •	388	389

BXMT Ltd.
6.843% due 11/15/2037 •	3,013	2,958

Carlyle U.S. CLO Ltd.
6.586% due 04/20/2031 •	3,550	3,553

CarMax Auto Owner Trust
6.080% due 12/15/2026	5,933	5,952

Carvana Auto Receivables Trust
5.380% due 03/12/2029	2,500	2,505
5.820% due 08/10/2028	2,700	2,717

Chase Funding Trust
6.060% due 07/25/2033 «•	210	200

Citizens Auto Receivables Trust
5.830% due 02/15/2028	5,000	5,033

Countrywide Asset-Backed Certificates Trust
3.645% due 03/25/2036 •	126	123
5.760% due 09/25/2046 •	73	72

CQS U.S. CLO Ltd.
7.175% due 07/20/2031 •	1,128	1,131

DLLAD LLC
5.190% due 04/20/2026	3,112	3,107

Dryden CLO Ltd.
6.640% due 07/15/2031 •	7,011	7,021

Dryden Senior Loan Fund
6.570% due 04/15/2028 •	854	855
6.610% due 04/15/2029 •	1,895	1,896

Elevation CLO Ltd.
6.535% due 10/25/2030 •	3,258	3,261

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046	4,148	3,572

Enterprise Fleet Financing LLC
5.510% due 01/22/2029	5,191	5,183
5.760% due 10/22/2029	4,680	4,684

Finance America Mortgage Loan Trust
6.285% due 08/25/2034 •	113	106

First Franklin Mortgage Loan Trust
5.780% due 04/25/2036 •	983	947
6.210% due 11/25/2034 •	85	83

Ford Credit Auto Owner Trust
4.850% due 08/15/2035	6,100	6,056

GECU Auto Receivables Trust
5.630% due 08/15/2028	2,400	2,404

GM Financial Automobile Leasing Trust
5.090% due 03/22/2027	2,500	2,489
5.270% due 06/20/2025	263	263

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	65

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GM Financial Consumer Automobile Receivables Trust
5.953% due 03/16/2026 •	$1,783	$1,784

Golden Credit Card Trust
4.310% due 09/15/2027	10,000	9,862

Greenwood Park CLO Ltd.
6.600% due 04/15/2031 •	2,738	2,741

Greystone Commercial Real Estate Notes Ltd.
6.623% due 09/15/2037 •	76	76

GSAA Home Equity Trust
6.000% due 07/25/2037 «•	100	91

GSAMP Trust
5.980% due 06/25/2036 •	484	460

HERA Commercial Mortgage Ltd.
6.496% due 02/18/2038 •	2,386	2,360

Home Equity Asset Trust
6.510% due 11/25/2034 •	871	859

Huntington Auto Trust
5.230% due 01/16/2029	3,000	2,994

Hyundai Auto Lease Securitization Trust
5.200% due 04/15/2025	219	219

Hyundai Auto Receivables Trust
5.350% due 11/17/2025	443	443

KKR CLO Ltd.
6.529% due 07/18/2030 •	319	320
6.540% due 07/15/2030 •	1,182	1,184

LAD Auto Receivables Trust
5.610% due 08/15/2028	2,700	2,704
6.210% due 10/15/2026	3,171	3,176

LCCM Trust
6.643% due 12/13/2038 •	3,105	3,043

LCM LP
6.586% due 07/20/2030 •	1,651	1,653

LCM Ltd.
6.666% due 04/20/2031 •	1,100	1,101

MF1 Ltd.
7.143% due 11/15/2035 •	711	710

MF1 Multifamily Housing Mortgage Loan Trust
6.293% due 07/15/2036 •	789	787

MidOcean Credit CLO
6.616% due 01/29/2030 •	40	40

MKS CLO Ltd.
6.586% due 07/20/2030 •	1,827	1,828

Mountain View CLO LLC
6.679% due 10/16/2029 •	67	67

Navient Private Education Loan Trust
2.460% due 11/15/2068	615	579
6.893% due 07/16/2040 •	1,424	1,430

Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	1,007	890
1.170% due 09/16/2069	1,366	1,236
1.310% due 01/15/2069	504	464
1.690% due 05/15/2069	1,839	1,684
2.230% due 07/15/2070	4,247	3,751
6.443% due 04/15/2069 •	1,486	1,488

Navient Student Loan Trust
6.480% due 03/15/2072	6,740	6,838

New Century Home Equity Loan Trust
6.390% due 11/25/2034 •	317	312

NovaStar Mortgage Funding Trust
6.120% due 01/25/2036 •	146	144

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oaktree CLO Ltd.
6.696% due 04/22/2030 •	$1,600	$1,602

Palmer Square Loan Funding Ltd.
6.390% due 10/15/2029 •	92	93

PFP Ltd.
6.444% due 08/09/2037 •	305	302
7.605% due 08/19/2035 •	6,000	6,009

PFS Financing Corp.
5.520% due 10/15/2028	5,000	5,029

PRET LLC
2.487% due 07/25/2051 þ	1,459	1,436
4.992% due 02/25/2061 þ	1,251	1,241

RAAC Trust
6.010% due 01/25/2046 •	323	320

Ready Capital Mortgage Financing LLC
7.719% due 10/25/2039 •	1,661	1,671

Renaissance Home Equity Loan Trust
4.284% due 08/25/2033 •	681	612

Residential Asset Securities Corp. Trust
6.160% due 06/25/2035 «•	156	151
6.555% due 03/25/2035 •	233	230

Saranac CLO Ltd.
6.748% due 08/13/2031 •	3,844	3,857

Saxon Asset Securities Trust
1.979% due 05/25/2035 •	120	112

SBA Tower Trust
3.869% due 10/15/2049 þ	1,000	994

Securitized Asset-Backed Receivables LLC Trust
6.135% due 01/25/2035 •	97	84

SLM Student Loan Trust
6.359% due 04/25/2049	46	45

SMB Private Education Loan Trust
1.600% due 09/15/2054	799	729
2.230% due 09/15/2037	1,324	1,245
4.480% due 05/16/2050	2,462	2,397
5.380% due 07/05/2053	2,500	2,502
5.670% due 11/15/2052	4,322	4,367
6.043% due 03/17/2053 •	362	357
6.310% due 09/15/2054 •	3,176	3,169

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031	768	768

SoFi Professional Loan Program LLC
3.020% due 02/25/2040	45	43

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	490	448

Sound Point CLO Ltd.
6.565% due 07/25/2030 •	781	781

Soundview Home Loan Trust
6.135% due 06/25/2035 •	159	155

Structured Asset Investment Loan Trust
6.010% due 09/25/2034 •	1,513	1,419
6.165% due 03/25/2034 •	351	348

Structured Asset Securities Corp. Mortgage Loan Trust
5.730% due 07/25/2036 •	99	98

Synchrony Card Funding LLC
5.540% due 07/15/2029	8,000	8,059

Tesla Auto Lease Trust
6.130% due 09/21/2026	4,200	4,224

TIAA CLO Ltd.
0.000% due 01/20/2032 •(a)	2,600	2,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Asset Trust
6.153% due 11/20/2061 •	$957	$951

Toyota Auto Receivables Owner Trust
5.160% due 04/17/2028	3,000	2,993
5.270% due 01/15/2026	1,283	1,282
5.280% due 05/15/2026	3,367	3,363

Trillium Credit Card Trust
6.196% due 08/26/2028 •	10,000	10,045

Venture CLO Ltd.
6.636% due 07/20/2030 •	6,584	6,593
6.686% due 01/20/2029 •	339	340
6.716% due 04/20/2032 •	1,100	1,101

Verdelite Static CLO Ltd.
0.000% due 07/20/2032 •(a)	4,000	4,000

Vibrant CLO Ltd.
6.706% due 07/20/2032 •	300	300

VMC Finance LLC
6.546% due 06/16/2036 •	241	240

Voya CLO Ltd.
6.529% due 04/17/2030 •	2,188	2,191
6.590% due 10/15/2030 •	1,979	1,982

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
6.060% due 04/25/2034 •	849	824

World Omni Auto Receivables Trust
5.510% due 03/16/2026	609	609

World Omni Automobile Lease Securitization Trust
5.470% due 11/17/2025	2,307	2,306

Total Asset-Backed Securities (Cost $253,577)		252,268

SOVEREIGN ISSUES 0.3%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029	2,800	2,844

Total Sovereign Issues (Cost $2,777)		2,844

SHORT-TERM INSTRUMENTS 0.5%

COMMERCIAL PAPER 0.5%

Crown Castle, Inc.
5.840% due 07/30/2024	1,150	1,144
5.840% due 08/01/2024	1,950	1,939

Huntington Ingalls Industries, Inc.
5.880% due 07/02/2024	1,000	1,000

		4,083

Total Short-Term Instruments (Cost $4,085)		4,083

Total Investments in Securities (Cost $923,298)		916,286

Total Investments 105.3% (Cost $923,298)		$916,286

Financial Derivative Instruments (d)(e) 0.1% (Cost or Premiums, net $76)		914

Other Assets and Liabilities, net (5.4)%		(47,046)

Net Assets 100.0%		$870,154

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

66	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
JPS	5.460%	06/28/2024	07/01/2024	$(7,548)	$(7,551)

Total Reverse Repurchase Agreements					$(7,551)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Treasury Obligations (3.5)%
U.S. Treasury Notes	4.500%	05/31/2029	$30,000	$(30,207)	$(30,341)

Total Short Sales (3.5)%				$(30,207)	$(30,341)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
JPS	$0	$(7,551)	$0	$0	$(7,551)	$7,512	$(39)

Master Securities Forward Transaction Agreement
BPG	0	0	0	(30,341)	(30,341)	0	(30,341)

Total Borrowings and Other Financing Transactions	$0	$(7,551)	$0	$(30,341)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(7,551)	$0	$0	$0	$(7,551)

Total Borrowings	$(7,551)	$0	$0	$0	$(7,551)

Payable for reverse repurchase agreements					$(7,551)

(c)	Securities with an aggregate market value of $7,512 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(9,696) at a weighted average interest rate of 4.143%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $133 of accrued interest expense.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	67

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	3,173	$	647,986	$983	$0	$(62)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2024	591	$	(62,988)	$(70)	$99	$0
U.S. Treasury 10-Year Note September Futures	09/2024	84		(9,239)	(70)	34	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	514		(58,355)	(764)	373	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	130		(16,295)	(80)	319	0

					$(984)	$825	$0

Total Futures Contracts					$(1)	$825	$(62)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$825	$0	$825	$0	$(62)	$0	$(62)

Cash of $4,125 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	07/2024	AUD	10,037		$6,688	$0	$(8)
	07/2024	CAD	6,388		4,680	11	0
	07/2024	EUR	4,037		4,370	47	0
	08/2024		$6,693	AUD	10,037	8	0

BRC	07/2024		1,759		2,658	14	0

CBK	07/2024	CHF	174		$191	0	(3)
	07/2024		$22	SEK	230	0	0

FAR	07/2024		4,916	AUD	7,379	6	0

JPM	07/2024		4,475	CHF	4,016	0	(5)
	08/2024	CHF	4,001		$4,475	5	0

MBC	07/2024		$4,669	CAD	6,392	4	0
	08/2024	CAD	6,388		$4,669	0	(4)

MYI	07/2024	CHF	2,005		2,219	0	(12)
	07/2024	SEK	230		22	0	0
	08/2024		$22	SEK	229	0	0

SCX	07/2024	EUR	4,181		$4,492	14	0
	07/2024		$8,805	EUR	8,218	0	(4)
	08/2024	EUR	8,218		$8,818	4	0

UAG	07/2024	CHF	1,839		2,035	0	(12)

Total Forward Foreign Currency Contracts						$113	$(48)

68	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.900%	09/09/2024	84,700	$76	$86

Total Purchased Options							$76	$86

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$66	$0	$0	$66	$(8)	$0	$0	$(8)	$58	$0	$58
BRC	14	0	0	14	0	0	0	0	14	0	14
CBK	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
FAR	6	86	0	92	0	0	0	0	92	(290)	(198)
JPM	5	0	0	5	(5)	0	0	(5)	0	0	0
MBC	4	0	0	4	(4)	0	0	(4)	0	0	0
MYI	0	0	0	0	(12)	0	0	(12)	(12)	0	(12)
SCX	18	0	0	18	(4)	0	0	(4)	14	0	14
UAG	0	0	0	0	(12)	0	0	(12)	(12)	0	(12)

Total Over the Counter	$113	$86	$0	$199	$(48)	$0	$0	$(48)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$825	$825

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$113	$0	$113
Purchased Options	0	0	0	0	86	86

	$0	$0	$0	$113	$86	$199

	$0	$0	$0	$113	$911	$1,024

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$62	$62

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$48	$0	$48

	$0	$0	$0	$48	$62	$110

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	69

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)	June 30, 2024

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,302)	$(4,302)
Swap Agreements	0	(2,385)	0	0	(12)	(2,397)

	$0	$(2,385)	$0	$0	$(4,314)	$(6,699)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,820)	$0	$(1,820)
Purchased Options	0	0	0	0	395	395
Written Options	0	0	0	0	274	274

	$0	$0	$0	$(1,820)	$669	$(1,151)

	$0	$(2,385)	$0	$(1,820)	$(3,645)	$(7,850)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,265	$3,265
Swap Agreements	0	1,510	0	0	0	1,510

	$0	$1,510	$0	$0	$3,265	$4,775

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$905	$0	$905
Purchased Options	0	0	0	0	10	10

	$0	$0	$0	$905	$10	$915

	$0	$1,510	$0	$905	$3,275	$5,690

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$191,321	$0	$191,321
Industrials	0	54,714	0	54,714
Utilities	0	18,391	0	18,391
Municipal Bonds & Notes
Louisiana	0	5,984	0	5,984
U.S. Government Agencies	0	76,462	0	76,462
U.S. Treasury Obligations	0	193,031	0	193,031
Non-Agency Mortgage-Backed Securities	0	116,801	387	117,188
Asset-Backed Securities	2,600	249,216	452	252,268
Sovereign Issues	0	2,844	0	2,844
Short-Term Instruments
Commercial Paper	0	4,083	0	4,083

Total Investments	$2,600	$912,847	$839	$916,286

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(30,341)	$0	$(30,341)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	825	0	825
Over the counter	0	199	0	199

	$0	$1,024	$0	$1,024

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(62)	0	(62)
Over the counter	0	(48)	0	(48)

	$0	$(110)	$0	$(110)

Total Financial Derivative Instruments	$0	$914	$0	$914

Totals	$2,600	$883,420	$839	$886,859

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

70	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.4%

CORPORATE BONDS & NOTES 45.2%

BANKING & FINANCE 19.9%

AerCap Ireland Capital DAC
1.650% due 10/29/2024	$700	$691
2.875% due 08/14/2024	1,200	1,195

Ally Financial, Inc.
4.625% due 03/30/2025	1,500	1,486

American Tower Corp.
2.400% due 03/15/2025	1,500	1,465

Bank of America Corp.
0.981% due 09/25/2025 •	1,000	989
2.456% due 10/22/2025 •	1,500	1,485

Bank of Nova Scotia
0.650% due 07/31/2024	1,577	1,571

Barclays PLC
2.852% due 05/07/2026 •	1,000	975

Citigroup, Inc.
6.048% (SOFRRATE + 0.686%) due 10/30/2024 ~	1,500	1,501

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •	500	465
2.625% due 07/22/2024	810	809

Crown Castle, Inc.
3.200% due 09/01/2024	2,000	1,990

DBS Group Holdings Ltd.
5.981% (SOFRRATE + 0.610%) due 09/12/2025 ~	1,000	1,003

Deutsche Bank AG
3.961% due 11/26/2025 •	1,300	1,289

DNB Bank ASA
0.856% due 09/30/2025 •	500	494

Ford Motor Credit Co. LLC
2.300% due 02/10/2025	800	782
6.950% due 03/06/2026	1,000	1,017

GA Global Funding Trust
0.800% due 09/13/2024	500	494

HAT Holdings LLC
6.000% due 04/15/2025	1,300	1,300

HSBC Holdings PLC
2.099% due 06/04/2026 •	500	483

LeasePlan Corp. NV
2.875% due 10/24/2024	1,700	1,685

Lloyds Banking Group PLC
3.870% due 07/09/2025 •	1,500	1,499

Mizuho Financial Group, Inc.
2.839% due 07/16/2025 •	500	499

Nomura Holdings, Inc.
2.648% due 01/16/2025	1,700	1,671

Nuveen Finance LLC
4.125% due 11/01/2024	1,500	1,491

Royal Bank of Canada
3.970% due 07/26/2024	1,500	1,498

SBA Tower Trust
2.836% due 01/15/2050	400	393

UBS Group AG
2.593% due 09/11/2025 •	1,500	1,490

Weyerhaeuser Co.
4.750% due 05/15/2026	500	494
7.950% due 03/15/2025	977	990

		33,194

INDUSTRIALS 22.3%

American Honda Finance Corp.
5.822% due 06/13/2025 ~	2,000	2,001

Analog Devices, Inc.
2.950% due 04/01/2025	36	35

Aptiv PLC
2.396% due 02/18/2025	1,500	1,468

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arrow Electronics, Inc.
3.250% due 09/08/2024		$1,500	$1,491
4.000% due 04/01/2025		400	395

Berry Global, Inc.
4.875% due 07/15/2026		893	877

Carrier Global Corp.
2.242% due 02/15/2025		1,000	979

Central Japan Railway Co.
2.200% due 10/02/2024		1,529	1,514

CommonSpirit Health
2.760% due 10/01/2024		1,000	992

Cox Communications, Inc.
3.150% due 08/15/2024		2,127	2,119

Dell International LLC
4.000% due 07/15/2024		1,500	1,499

Fiserv, Inc.
2.750% due 07/01/2024		1,500	1,500

HCA, Inc.
5.375% due 02/01/2025		1,500	1,495

Honda Motor Co. Ltd.
2.271% due 03/10/2025		200	196

Hyundai Capital America
5.800% due 06/26/2025		2,000	2,002

JDE Peet’s NV
0.800% due 09/24/2024		2,000	1,973

John Lewis PLC
6.125% due 01/21/2025	GBP	1,300	1,646

Microchip Technology, Inc.
0.983% due 09/01/2024		$1,700	1,686

NetApp, Inc.
3.300% due 09/29/2024		1,213	1,205

Panasonic Holdings Corp.
2.679% due 07/19/2024		1,509	1,507

Quanta Services, Inc.
0.950% due 10/01/2024		1,500	1,481

Renesas Electronics Corp.
1.543% due 11/26/2024		2,117	2,079

Revvity, Inc.
0.850% due 09/15/2024		1,700	1,681

Rogers Communications, Inc.
2.950% due 03/15/2025		1,000	980

Take-Two Interactive Software, Inc.
3.550% due 04/14/2025		1,402	1,379

VMware, Inc.
1.000% due 08/15/2024		1,500	1,491

Walgreens Boots Alliance, Inc.
3.800% due 11/18/2024		1,200	1,187

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		305	298

			37,156

UTILITIES 3.0%

Avangrid, Inc.
3.150% due 12/01/2024		2,100	2,077

Electricite de France SA
3.625% due 10/13/2025		1,500	1,463

Enel Finance International NV
2.650% due 09/10/2024		1,500	1,490

			5,030

Total Corporate Bonds & Notes (Cost $75,476)			75,380

U.S. GOVERNMENT AGENCIES 2.2%

Fannie Mae
2.680% due 05/01/2025		1,440	1,405
5.793% due 08/25/2044 •		712	702
5.950% due 05/25/2046 •		215	211

Freddie Mac
6.048% due 01/15/2054 •		429	425

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
3.000% due 06/20/2051 •		$1,090	$922

Total U.S. Government Agencies (Cost $3,846)			3,665

U.S. TREASURY OBLIGATIONS 1.6%

U.S. Treasury Inflation Protected Securities (a)
0.375% due 07/15/2025		2,776	2,707

Total U.S. Treasury Obligations (Cost $2,733)			2,707

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

280 Park Avenue Mortgage Trust
6.507% due 09/15/2034 •		500	485

Beast Mortgage Trust
6.629% due 02/15/2037 •		500	443

GCAT Trust
2.885% due 12/27/2066 ~		223	202

Gemgarto PLC
5.823% due 12/16/2067 •	GBP	137	173

Hilton USA Trust
2.828% due 11/05/2035		$800	698

OBX Trust
2.305% due 11/25/2061 ~		593	516
2.783% due 01/25/2062 þ		451	419

One Market Plaza Trust
3.614% due 02/10/2032		438	393

RESIMAC Premier
6.142% due 07/10/2052 •		72	72

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~		129	119

Towd Point Mortgage Trust
3.750% due 05/25/2058 ~		262	254

VASA Trust
6.343% due 07/15/2039 •		500	463

Total Non-Agency Mortgage-Backed Securities (Cost $4,672)			4,237

ASSET-BACKED SECURITIES 26.6%

ACAS CLO Ltd.
6.479% due 10/18/2028 •		216	216

Allegro CLO Ltd.
6.577% due 01/19/2033 •		600	599

Ares CLO Ltd.
6.460% due 01/15/2029 •		244	244

ARI Fleet Lease Trust
5.540% due 04/15/2033		1,000	1,001

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		250	249

Barings CLO Ltd.
6.576% due 01/20/2031 •		213	213

Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		388	389

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	600	446
5.025% due 04/20/2026		500	368
5.430% due 01/20/2026		391	286

BMW Vehicle Lease Trust
5.950% due 08/25/2025		$582	583

BofA Auto Trust
5.570% due 12/15/2026		400	400

Capital One Multi-Asset Execution Trust
1.040% due 11/15/2026		300	295

Carlyle Global Market Strategies CLO Ltd.
6.545% due 07/20/2032 •		800	803

CarMax Auto Owner Trust
3.490% due 02/16/2027		681	672

Carvana Auto Receivables Trust
5.770% due 04/12/2027		666	666

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	71

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citizens Auto Receivables Trust
6.063% due 10/15/2026 •		$445	$445
6.130% due 07/15/2026		478	479

College Avenue Student Loans LLC
6.660% due 12/26/2047 •		494	493

Commonbond Student Loan Trust
1.980% due 08/25/2050		1,115	974
3.560% due 09/25/2045		495	460

Crown Point CLO Ltd.
6.556% due 10/20/2031 •		800	801

Dryden Senior Loan Fund
6.570% due 04/15/2028 •		137	137

Ent Auto Receivables Trust
6.220% due 08/16/2027		334	334

Enterprise Fleet Financing LLC
5.740% due 12/20/2026		800	802

Ford Auto Securitization Trust
5.410% due 04/15/2026	CAD	829	607
5.889% due 05/15/2026		491	365

GMF Canada Leasing Trust Asset-Backed Notes
4.883% due 12/21/2026		1,000	748

Golub Capital Partners Static Ltd.
6.557% due 04/20/2033 •		$600	600

Halseypoint CLO Ltd.
6.686% due 07/20/2031 •		595	595

Harley Davidson Motorcycle Trust
5.650% due 02/16/2027		800	801

Kubota Credit Owner Trust
5.450% due 04/15/2027		600	601

LAD Auto Receivables Trust
5.680% due 10/15/2026		324	324
5.700% due 03/15/2027		400	400

M&T Equipment Notes
6.090% due 07/15/2030		583	583

Madison Park Funding Ltd.
6.340% due 04/15/2029 •		588	589
6.507% due 10/18/2030 •		832	833

Marble Point CLO Ltd.
6.630% due 10/15/2030 •		367	367

Master Credit Card Trust
6.083% due 01/21/2028 •		1,500	1,507
6.183% due 01/21/2027 •		1,000	1,004

MBarc Credit Canada, Inc.
5.445% due 10/15/2025	CAD	887	649

Nassau Ltd.
6.840% due 01/15/2030 •		$146	146

Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		883	778
1.310% due 01/15/2069		117	108
2.400% due 10/15/2068		110	103
2.600% due 08/15/2068		715	670
3.130% due 02/15/2068		610	590
6.443% due 04/15/2069 •		212	213

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Neuberger Berman CLO Ltd.
6.616% due 01/28/2030 •	$289	$289

Northwoods Capital Ltd.
6.574% due 11/13/2031 •	1,000	1,003

OCP CLO Ltd.
6.706% due 07/20/2029 •	252	253

Oscar U.S. Funding LLC
5.480% due 02/10/2027	1,570	1,569

OSD CLO Ltd.
6.449% due 04/17/2031 •	709	710

Palmer Square Loan Funding Ltd.
6.390% due 10/15/2029 •	832	833

PRET LLC
1.868% due 07/25/2051 þ	337	331

Regatta Funding Ltd.
6.523% due 10/25/2031 •	900	901

SBNA Auto Lease Trust
5.670% due 11/20/2026	400	400

SFS Auto Receivables Securitization Trust
5.710% due 10/20/2027	500	500

SMB Private Education Loan Trust
5.380% due 01/15/2053	628	627
6.243% due 01/15/2053 •	685	682

Symphony Static CLO Ltd.
6.415% due 10/25/2029 •	1,032	1,033

Tesla Auto Lease Trust
5.834% due 06/22/2026 •	2,000	2,000
5.860% due 08/20/2025	1,058	1,059
6.020% due 09/22/2025	1,208	1,210

Tesla Electric Vehicle Trust
5.853% due 12/21/2026 •	1,000	1,001

Towd Point HE Trust
0.918% due 02/25/2063 ~	64	62

Toyota Auto Receivables Owner Trust
6.019% due 01/15/2026 •	231	231

Trillium Credit Card Trust
6.096% due 12/26/2028 •	1,000	1,003
6.196% due 08/26/2028 •	1,500	1,507

Venture CLO Ltd.
6.636% due 07/20/2030 •	303	303

Voya CLO Ltd.
6.525% due 07/20/2032 •	800	802

Wellfleet CLO Ltd.
6.476% due 07/20/2029 •	2	2

World Omni Auto Receivables Trust
5.913% due 02/16/2027 •	636	637

Total Asset-Backed Securities (Cost $44,774)		44,484

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.8%

Development Bank of Japan, Inc.
1.750% due 02/18/2025	$1,300	$1,270

Total Sovereign Issues (Cost $1,273)		1,270

SHORT-TERM INSTRUMENTS 33.5%

COMMERCIAL PAPER 7.0%

Campbell Soup Co.
5.550% due 07/01/2024	250	250
5.550% due 08/01/2024	400	398
5.550% due 08/05/2024	400	398
5.550% due 08/07/2024	300	298
5.550% due 08/08/2024	250	248

Crown Castle, Inc.
5.840% due 07/09/2024	1,000	998

Global Payments, Inc.
5.970% due 07/01/2024	1,700	1,699
6.030% due 07/18/2024	800	797

Intel Corp.
5.520% due 07/08/2024	1,200	1,198
5.520% due 07/09/2024	1,300	1,298

Intercontinental Exchange, Inc.
5.510% due 07/08/2024	300	300
5.510% due 07/15/2024	300	299
5.510% due 07/16/2024	500	499
5.510% due 07/19/2024	250	249
5.510% due 07/22/2024	250	249

Keurig Dr Pepper, Inc.
5.510% due 07/19/2024	2,500	2,492

		11,670

REPURCHASE AGREEMENTS (b) 26.5%
		44,195

Total Short-Term Instruments (Cost $55,871)		55,865

Total Investments in Securities (Cost $188,645)		187,608

Total Investments 112.4% (Cost $188,645)		$187,608

Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $0)		26

Other Assets and Liabilities, net (12.4)%		(20,757)

Net Assets 100.0%		$166,877

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.

72	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.340%	06/28/2024	07/01/2024	$22,100	U.S. Treasury Notes 0.625% due 07/31/2026	$(22,534)	$22,100	$22,110
FICC	2.600	06/28/2024	07/01/2024	195	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(199)	195	195
JPS	5.440	07/01/2024	07/02/2024	21,900	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	(22,339)	21,900	21,900

Total Repurchase Agreements						$(45,072)	$44,195	$44,205

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$22,110	$0	$0	$0	$22,110	$(22,534)	$(424)
FICC	195	0	0	0	195	(199)	(4)
JPS	21,900	0	0	0	21,900	(22,339)	(439)

Total Borrowings and Other Financing Transactions	$44,205	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	31	$	(6,331)	$(19)	$1	$0
U.S. Treasury 5-Year Note September Futures	09/2024	44		(4,689)	(20)	5	0

Total Futures Contracts					$(39)	$6	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$6	$0	$6	$0	$0	$0	$0

Cash of $240 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	73

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	(Cont.)

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	07/2024		$289	CAD	396	$0	$0

CBK	07/2024	CAD	1,017		$740	0	(3)
	07/2024	GBP	1,140		1,450	9	0

GLM	07/2024	CAD	1,000		732	2	0

MBC	07/2024		2,978		2,187	10	0
	07/2024		$3,361	CAD	4,602	3	0
	07/2024		1,443	GBP	1,140	0	(1)
	08/2024	CAD	4,599		$3,361	0	(3)
	08/2024	GBP	1,140		1,443	1	0
	01/2025		306		390	2	0

Total Forward Foreign Currency Contracts						$27	$(7)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
CBK	$9	$0	$0	$9	$(3)	$0	$0	$(3)	$6	$0	$6
GLM	2	0	0	2	0	0	0	0	2	0	2
MBC	16	0	0	16	(4)	0	0	(4)	12	0	12

Total Over the Counter	$27	$0	$0	$27	$(7)	$0	$0	$(7)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27	$0	$27

	$0	$0	$0	$27	$6	$33

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7	$0	$7

74	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$195	$195

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$73	$0	$73

	$0	$0	$0	$73	$195	$268

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(79)	$(79)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(58)	$0	$(58)

	$0	$0	$0	$(58)	$(79)	$(137)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$33,194	$0	$33,194
Industrials	0	37,156	0	37,156
Utilities	0	5,030	0	5,030
U.S. Government Agencies	0	3,665	0	3,665
U.S. Treasury Obligations	0	2,707	0	2,707
Non-Agency Mortgage-Backed Securities	0	4,237	0	4,237
Asset-Backed Securities	0	44,484	0	44,484
Sovereign Issues	0	1,270	0	1,270
Short-Term Instruments
Commercial Paper	0	11,670	0	11,670
Repurchase Agreements	0	44,195	0	44,195

Total Investments	$0	$187,608	$0	$187,608

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	6	0	6
Over the counter	0	27	0	27

	$0	$33	$0	$33

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(7)	$0	$(7)

Total Financial Derivative Instruments	$0	$26	$0	$26

Totals	$0	$187,634	$0	$187,634

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	75

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.0%

CORPORATE BONDS & NOTES 53.6%

BANKING & FINANCE 32.5%

AerCap Ireland Capital DAC
1.650% due 10/29/2024	$27,315	$26,947
1.750% due 10/29/2024	6,400	6,315
2.875% due 08/14/2024	27,800	27,690
3.500% due 01/15/2025	15,479	15,288
4.450% due 10/01/2025	100	99
6.500% due 07/15/2025	9,562	9,638

Ally Financial, Inc.
4.625% due 03/30/2025	56,792	56,278
5.125% due 09/30/2024	27,934	27,865
5.800% due 05/01/2025	4,803	4,800

American Express Co.
6.125% (SOFRRATE + 0.760%) due 02/13/2026 ~	2,816	2,830
6.301% (SOFRINDX + 0.930%) due 03/04/2025 ~	3,219	3,227

American Honda Finance Corp.
5.914% due 02/12/2025 •	73,250	73,356
5.966% (SOFRRATE + 0.600%) due 08/14/2025 ~	6,673	6,685
6.025% due 01/10/2025 •	15,500	15,530
6.069% (SOFRINDX + 0.700%) due 11/22/2024 ~	2,800	2,806
6.139% (SOFRINDX + 0.780%) due 04/23/2025 ~	20,694	20,758
6.144% (SOFRINDX + 0.790%) due 10/03/2025 ~	7,900	7,933

American Tower Corp.
1.300% due 09/15/2025	1,400	1,331
2.400% due 03/15/2025	6,805	6,644
2.950% due 01/15/2025	53,700	52,868
4.000% due 06/01/2025	30,969	30,483

Aozora Bank Ltd.
1.050% due 09/09/2024	54,755	54,191

Athene Global Funding
0.914% due 08/19/2024	687	682
1.450% due 01/08/2026	9,300	8,735
1.716% due 01/07/2025	10,934	10,701
2.500% due 01/14/2025	2,385	2,343
2.550% due 06/29/2025	1,390	1,348
5.927% (SOFRINDX + 0.560%) due 08/19/2024 ~	11,980	11,985
6.214% (SOFRINDX + 0.850%) due 05/08/2026 ~	61,326	61,347

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	7,349	7,201

Bank of America Corp.
2.015% due 02/13/2026 •	1,000	977
2.456% due 10/22/2025 •	18,656	18,464
3.093% due 10/01/2025 •	27,380	27,191
3.366% due 01/23/2026 •	15,283	15,074
3.384% due 04/02/2026 •	46,300	45,479
6.359% (US0003M + 0.770%) due 02/05/2026 ~	3,600	3,611
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~	1,702	1,713

Bank of America NA
6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~	1,275	1,281

Bank of Montreal
6.082% (SOFRINDX + 0.710%) due 12/12/2024 ~	9,175	9,191

Bank of Nova Scotia
5.815% (SOFRRATE + 0.460%) due 01/10/2025 ~	159	159

Banque Federative du Credit Mutuel SA
0.998% due 02/04/2025	2,000	1,944
2.375% due 11/21/2024	1,650	1,628
5.772% (SOFRINDX + 0.410%) due 02/04/2025 ~	23,250	23,254
6.756% (SOFRINDX + 1.400%) due 07/13/2026 ~	10,730	10,883
6.756% due 07/13/2026 ~	4,200	4,260

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays PLC
2.852% due 05/07/2026 •	$33,736	$32,897
3.650% due 03/16/2025	23,600	23,244
7.325% due 11/02/2026 •	1,390	1,415

BNP Paribas SA
2.219% due 06/09/2026 •	1,100	1,063
2.819% due 11/19/2025 •	91,006	89,883
3.375% due 01/09/2025	29,393	29,013

BPCE SA
5.926% (SOFRRATE + 0.570%) due 01/14/2025 ~	6,292	6,299
6.334% (SOFRRATE + 0.960%) due 09/25/2025 ~	22,700	22,856

Caterpillar Financial Services Corp.
5.642% (SOFRRATE + 0.270%) due 09/13/2024 ~	125	125

Citibank NA
5.951% (SOFRINDX + 0.590%) due 04/30/2026 ~	14,500	14,519
6.181% (SOFRRATE + 0.805%) due 09/29/2025 ~	2,310	2,321

Citigroup, Inc.
3.106% due 04/08/2026 •	34,000	33,317
6.048% (SOFRRATE + 0.686%) due 10/30/2024 ~	86,771	86,854

Cooperatieve Rabobank UA
6.057% (SOFRINDX + 0.700%) due 07/18/2025 ~	10,000	10,039
6.064% (SOFRINDX + 0.710%) due 01/09/2026 ~	41,000	41,160
6.081% (SOFRINDX + 0.710%) due 03/05/2027 ~	70,100	70,323

Credit Agricole SA
3.250% due 10/04/2024	61,000	60,613

Danske Bank AS
3.244% due 12/20/2025 •	17,500	17,271

DBS Group Holdings Ltd.
5.981% (SOFRRATE + 0.610%) due 09/12/2025 ~	50,000	50,168

Deutsche Bank AG
3.961% due 11/26/2025 •	51,016	50,587
4.162% due 05/13/2025	1,075	1,062
6.119% due 07/14/2026 •	53,816	53,876

DNB Bank ASA
0.856% due 09/30/2025 •	19,300	19,059

F&G Global Funding
0.900% due 09/20/2024	2,988	2,954

Federation des Caisses Desjardins du Quebec
2.050% due 02/10/2025	2,530	2,475
5.278% due 01/23/2026 •	901	898

Ford Motor Credit Co. LLC
2.300% due 02/10/2025	38,008	37,168
3.375% due 11/13/2025	10,445	10,113
4.063% due 11/01/2024	20,684	20,562
4.134% due 08/04/2025	25,065	24,605
4.389% due 01/08/2026	27,552	26,981
4.687% due 06/09/2025	9,540	9,433
5.125% due 06/16/2025	16,768	16,647
6.950% due 03/06/2026	11,200	11,386
8.321% (SOFRRATE + 2.950%) due 03/06/2026 ~	2,424	2,511

GA Global Funding Trust
3.850% due 04/11/2025	14,614	14,384
5.872% (SOFRRATE + 0.500%) due 09/13/2024 ~	63,540	63,523
6.715% (SOFRRATE + 1.360%) due 04/11/2025 ~	17,100	17,204

General Motors Financial Co., Inc.
1.200% due 10/15/2024	7,945	7,842
2.750% due 06/20/2025	12,200	11,862
2.900% due 02/26/2025	21,005	20,614
3.500% due 11/07/2024	22,223	22,039
3.800% due 04/07/2025	5,800	5,714
4.000% due 01/15/2025	7,098	7,030
4.350% due 04/09/2025	30,300	29,981
5.976% (SOFRRATE + 0.620%) due 10/15/2024 ~	12,495	12,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.653% (SOFRINDX + 1.300%) due 04/07/2025 ~	$25,318	$25,452

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •	6,161	6,122
5.700% due 11/01/2024	2,400	2,401
5.844% (SOFRRATE + 0.486%) due 10/21/2024 ~	24,490	24,494
5.848% (SOFRRATE + 0.490%) due 10/21/2024 ~	32,640	32,648
5.871% (SOFRRATE + 0.500%) due 09/10/2024 ~	16,024	16,028
5.876% (SOFRRATE + 0.505%) due 09/10/2024 ~	45,209	45,210
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~	10,700	10,751

HSBC Holdings PLC
1.645% due 04/18/2026 •	15,305	14,816
2.099% due 06/04/2026 •	20,552	19,873
4.292% due 09/12/2026 •	1,500	1,474
6.801% (SOFRRATE + 1.430%) due 03/10/2026 ~	10,107	10,172
6.985% (US0003M + 1.380%) due 09/12/2026 ~	7,074	7,153

ING Groep NV
3.869% due 03/28/2026 •	58,847	58,002
6.385% (SOFRRATE + 1.010%) due 04/01/2027 ~	16,716	16,770
7.016% (SOFRINDX + 1.640%) due 03/28/2026 ~	14,491	14,614

Jackson National Life Global Funding
1.750% due 01/12/2025	13,340	13,045

John Deere Capital Corp.
5.837% due 10/22/2025 •	16,500	16,537

JPMorgan Chase & Co.
2.005% due 03/13/2026 •	2,000	1,949
2.301% due 10/15/2025 •	33,100	32,770
5.546% due 12/15/2025 •	15,000	14,987
5.971% (SOFRRATE + 0.600%) due 12/10/2025 ~	5,525	5,534
6.289% (SOFRRATE + 0.920%) due 02/24/2026 ~	25,987	26,100

LeasePlan Corp. NV
2.875% due 10/24/2024	61,904	61,328

Lloyds Banking Group PLC
2.438% due 02/05/2026 •	30,073	29,470
3.511% due 03/18/2026 •	14,060	13,830
3.870% due 07/09/2025 •	118,595	118,542
4.450% due 05/08/2025	1,300	1,287

Mitsubishi UFJ Financial Group, Inc.
4.788% due 07/18/2025 •	21,986	21,973
5.063% due 09/12/2025 •	42,044	41,972
5.541% due 04/17/2026 •	12,781	12,771
5.719% due 02/20/2026 •	3,972	3,971
6.306% (SOFRRATE + 0.940%) due 02/20/2026 ~	24,011	24,095
6.756% (SOFRRATE + 1.385%) due 09/12/2025 ~	26,830	26,891
6.796% (SOFRRATE + 1.440%) due 04/17/2026 ~	11,366	11,456
7.007% (SOFRRATE + 1.650%) due 07/18/2025 ~	2,363	2,364

Mizuho Financial Group, Inc.
2.226% due 05/25/2026 •	17,084	16,559
2.555% due 09/13/2025 •	2,500	2,483
2.839% due 07/16/2025 •	12,723	12,706
6.327% (SOFRRATE + 0.960%) due 05/22/2026 ~	44,470	44,664

Morgan Stanley
2.188% due 04/28/2026 •	40,857	39,685
2.720% due 07/22/2025 •	13,300	13,275
5.869% (SOFRRATE + 0.509%) due 01/22/2025 ~	12,117	12,124
6.318% (SOFRRATE + 0.950%) due 02/18/2026 ~	66,700	66,955

National Bank of Canada
5.853% (SOFRRATE + 0.490%) due 08/06/2024 ~	7,112	7,113

76	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Markets PLC
0.800% due 08/12/2024	$8,540	$8,490
3.479% due 03/22/2025	6,805	6,703
5.894% due 08/12/2024 ~	1,680	1,681
6.136% (SOFRRATE + 0.760%) due 09/29/2026 ~	1,995	1,988
6.824% due 03/22/2025 ~	40,633	40,917
6.824% (SOFRRATE + 1.450%) due 03/22/2025 ~	3,880	3,907

Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024	8,600	8,508

Nomura Holdings, Inc.
1.851% due 07/16/2025	594	571
2.648% due 01/16/2025	126,905	124,750

Nordea Bank Abp
6.331% (SOFRRATE + 0.960%) due 06/06/2025 ~	43,340	43,579

Nuveen Finance LLC
4.125% due 11/01/2024	9,496	9,438

ORIX Corp.
3.250% due 12/04/2024	902	893

Protective Life Global Funding
6.422% due 12/11/2024 •	1,130	1,133

Royal Bank of Canada
5.883% (SOFRRATE + 0.525%) due 01/20/2026 ~	31,476	31,520

Skandinaviska Enskilda Banken AB
6.331% (SOFRRATE + 0.960%) due 06/09/2025 ~	43,850	44,076
6.331% due 06/09/2025 ~	500	503

Societe Generale SA
2.625% due 10/16/2024	43,951	43,545
2.625% due 01/22/2025	5,930	5,816

Standard Chartered PLC
1.822% due 11/23/2025 •	17,531	17,249
2.819% due 01/30/2026 •	21,060	20,689
3.971% due 03/30/2026 •	32,751	32,291
3.971% due 03/30/2026	1,200	1,183
6.266% due 11/23/2025	900	901
6.299% (SOFRRATE + 0.930%) due 11/23/2025 ~	51,615	51,666
7.094% due 03/30/2026	7,500	7,550
7.116% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,400	5,436
7.776% due 11/16/2025 •	14,876	14,978
7.776% due 11/16/2025	8,358	8,415

Sumitomo Mitsui Financial Group, Inc.
2.696% due 07/16/2024	4,000	3,995
6.655% (SOFRRATE + 1.300%) due 07/13/2026 ~	2,500	2,535
6.785% (SOFRRATE + 1.430%) due 01/13/2026 ~	520	528

Sumitomo Mitsui Trust Bank Ltd.
5.762% due 09/16/2024	4,100	4,102
5.811% (SOFRRATE + 0.440%) due 09/16/2024 ~	3,000	3,002
6.475% due 09/14/2026	2,850	2,885
6.522% (SOFRRATE + 1.150%) due 09/14/2026 ~	2,237	2,264

Swedbank AB
6.264% (SOFRINDX + 0.910%) due 04/04/2025 ~	5,300	5,320
6.264% due 04/04/2025 ~	935	938
6.752% due 06/15/2026 •	8,700	8,848

Toyota Motor Credit Corp.
5.816% (SOFRRATE + 0.450%) due 05/15/2026 ~	13,261	13,278
5.860% due 08/22/2024 •	94,200	94,247
6.003% (SOFRRATE + 0.650%) due 01/05/2026 ~	8,000	8,032

UBS AG
3.625% due 09/09/2024	19,234	19,143
3.700% due 02/21/2025	30,000	29,615
4.750% due 08/09/2024	33,667	33,626
6.302% (SOFRRATE + 0.930%) due 09/11/2025 ~	4,308	4,337

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Group AG
2.593% due 09/11/2025 •	$24,170	$24,011
2.593% due 09/11/2025	6,940	6,894
4.490% due 08/05/2025 •	37,800	37,741
6.944% (SOFRRATE + 1.580%) due 05/12/2026 ~	21,200	21,379

Ventas Realty LP
3.500% due 02/01/2025	1,074	1,059

VICI Properties LP
4.375% due 05/15/2025	42,717	42,185
4.625% due 06/15/2025	8,369	8,267

Wells Fargo & Co.
2.164% due 02/11/2026 •	3,717	3,637
2.188% due 04/30/2026 •	11,600	11,266
2.406% due 10/30/2025 •	121,776	120,405
3.908% due 04/25/2026 •	15,300	15,073

Wells Fargo Bank NA
6.066% (SOFRRATE + 0.710%) due 01/15/2026 ~	16,800	16,870
6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~	9,875	9,922

		3,915,599

INDUSTRIALS 17.0%

American Honda Finance Corp.
5.822% due 06/13/2025 ~	35,700	35,716

APA Infrastructure Ltd.
4.200% due 03/23/2025	14,493	14,329

Aptiv PLC
2.396% due 02/18/2025	652	638

Arrow Electronics, Inc.
3.250% due 09/08/2024	2,228	2,215
4.000% due 04/01/2025	4,878	4,813

Bacardi Ltd.
4.450% due 05/15/2025	24,258	23,972

BAT Capital Corp.
2.789% due 09/06/2024	13,400	13,315
3.222% due 08/15/2024	108,873	108,469

Baxter International, Inc.
1.322% due 11/29/2024	31,304	30,741
5.811% (SOFRINDX + 0.440%) due 11/29/2024 ~	62,095	62,060

Bayer U.S. Finance LLC
3.375% due 07/15/2024	8,031	8,022
3.375% due 10/08/2024	65,986	65,516
4.250% due 12/15/2025	34,723	33,986
5.500% due 08/15/2025	2,145	2,133
6.125% due 11/21/2026	400	404

Berry Global, Inc.
1.570% due 01/15/2026	4,670	4,390

Boeing Co.
2.196% due 02/04/2026	11,067	10,407
2.600% due 10/30/2025	3,010	2,880
2.850% due 10/30/2024	150	148

Broadcom, Inc.
3.625% due 10/15/2024	38,883	38,636

Carrier Global Corp.
2.242% due 02/15/2025	12,000	11,747

CommonSpirit Health
2.760% due 10/01/2024	47,551	47,171

Cox Communications, Inc.
3.150% due 08/15/2024	21,565	21,484
3.850% due 02/01/2025	1,595	1,576

Daimler Truck Finance North America LLC
6.121% (SOFRRATE + 0.750%) due 12/13/2024 ~	5,155	5,167

Dell International LLC
4.000% due 07/15/2024	382	382

Discovery Communications LLC
3.450% due 03/15/2025	12,626	12,418
3.950% due 06/15/2025	505	496

Energy Transfer LP
2.900% due 05/15/2025	51,646	50,396
4.050% due 03/15/2025	25,447	25,173

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 04/01/2025	$39,264	$39,174

Fiserv, Inc.
2.750% due 07/01/2024	22,904	22,904

Flex Ltd.
4.750% due 06/15/2025	10,283	10,190

Fox Corp.
3.050% due 04/07/2025	12,296	12,051

General Motors Co.
4.000% due 04/01/2025	14,782	14,588
6.125% due 10/01/2025	9,245	9,296

Global Payments, Inc.
1.500% due 11/15/2024	2,920	2,876
2.650% due 02/15/2025	15,393	15,097

Haleon U.K. Capital PLC
3.125% due 03/24/2025	84,723	83,200

HCA, Inc.
5.250% due 04/15/2025	53,729	53,491
5.375% due 02/01/2025	84,158	83,890

Home Depot, Inc.
5.704% (SOFRRATE + 0.330%) due 12/24/2025 ~	6,800	6,810

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025	91,470	90,029

Hyatt Hotels Corp.
1.800% due 10/01/2024	3,148	3,115

Hyundai Capital America
1.000% due 09/17/2024	48,129	47,633
1.800% due 10/15/2025	1,993	1,899
5.800% due 06/26/2025	14,500	14,515
6.250% due 11/03/2025	9,562	9,638
6.414% (SOFRRATE + 1.040%) due 03/19/2027 ~	1,365	1,370
6.512% due 08/04/2025 •	45,655	45,851
6.682% (SOFRRATE + 1.320%) due 11/03/2025 ~	480	483

Imperial Brands Finance PLC
3.125% due 07/26/2024	65,947	65,823
4.250% due 07/21/2025	17,733	17,470

JDE Peet’s NV
0.800% due 09/24/2024	7,675	7,570

Leidos, Inc.
3.625% due 05/15/2025	19,688	19,343

Mercedes-Benz Finance North America LLC
5.931% due 08/01/2025 ~	5,000	5,010
6.023% (SOFRRATE + 0.670%) due 01/09/2026 ~	64,200	64,516

Microchip Technology, Inc.
0.983% due 09/01/2024	1,242	1,232

Mitsubishi Corp.
2.500% due 07/09/2024	5,000	4,997

NetApp, Inc.
3.300% due 09/29/2024	7,300	7,255

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	1,160	1,126

Oracle Corp.
2.950% due 05/15/2025	24,292	23,743

Panasonic Holdings Corp.
2.679% due 07/19/2024	16,835	16,810

Penske Truck Leasing Co. LP
2.700% due 11/01/2024	1,625	1,607
3.450% due 07/01/2024	32,222	32,222
3.950% due 03/10/2025	3,525	3,483

Quanta Services, Inc.
0.950% due 10/01/2024	21,803	21,524

Revvity, Inc.
0.850% due 09/15/2024	12,694	12,551

Reynolds American, Inc.
4.450% due 06/12/2025	28,200	27,878

Rogers Communications, Inc.
2.950% due 03/15/2025	62,025	60,821

Rolls-Royce PLC
3.625% due 10/14/2025	450	438

Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	22,389	22,348

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	77

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwest Airlines Co.
5.250% due 05/04/2025	$3,500	$3,485

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	12,300	11,910

T-Mobile USA, Inc.
3.500% due 04/15/2025	121,742	119,717

Take-Two Interactive Software, Inc.
3.550% due 04/14/2025	17,005	16,730

Tyson Foods, Inc.
3.950% due 08/15/2024	32,282	32,200

VMware, Inc.
1.000% due 08/15/2024	37,470	37,242
4.500% due 05/15/2025	27,574	27,315

Volkswagen Group of America Finance LLC
2.850% due 09/26/2024	2,100	2,085
6.204% (SOFRRATE + 0.830%) due 03/20/2026 ~	7,400	7,427
6.204% due 03/20/2026 ~	10,672	10,711
6.302% (SOFRRATE + 0.930%) due 09/12/2025 ~	27,659	27,835

Warnermedia Holdings, Inc.
3.638% due 03/15/2025	102,434	100,865
3.788% due 03/15/2025	3,525	3,474

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	10,129	9,886

Woodside Finance Ltd.
3.650% due 03/05/2025	2,262	2,230

Zimmer Biomet Holdings, Inc.
1.450% due 11/22/2024	4,625	4,549
3.550% due 04/01/2025	6,350	6,246

		2,048,574

UTILITIES 4.1%

AES Corp.
3.300% due 07/15/2025	200	195

Avangrid, Inc.
3.150% due 12/01/2024	3,100	3,066
3.200% due 04/15/2025	39,723	38,902

Black Hills Corp.
1.037% due 08/23/2024	35,348	35,094

Dominion Energy, Inc.
3.071% due 08/15/2024 þ	29,904	29,787

DTE Energy Co.
4.220% due 11/01/2024 þ	2,234	2,221

Edison International
3.550% due 11/15/2024	3,627	3,594

Electricite de France SA
3.625% due 10/13/2025	2,175	2,121

Enel Finance International NV
2.650% due 09/10/2024	59,380	58,987
4.500% due 06/15/2025	7,215	7,121
6.800% due 10/14/2025	9,352	9,502

Eversource Energy
2.900% due 10/01/2024	11,803	11,717
3.150% due 01/15/2025	2,000	1,973

Georgia Power Co.
6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~	92,481	92,908

Jersey Central Power & Light Co.
4.300% due 01/15/2026	1,075	1,056

NextEra Energy Capital Holdings, Inc.
4.255% due 09/01/2024	1,300	1,296
6.121% (SOFRINDX + 0.760%) due 01/29/2026 ~	60,550	60,712

Pacific Gas & Electric Co.
3.400% due 08/15/2024	11,881	11,842
4.950% due 06/08/2025	3,900	3,866

Pinnacle West Capital Corp.
1.300% due 06/15/2025	23,367	22,373
6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	17,400	17,403

Sempra
3.300% due 04/01/2025	63,822	62,696

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spire Missouri, Inc.
5.871% (SOFRRATE + 0.500%) due 12/02/2024 ~	$10,000	$10,001

		488,433

Total Corporate Bonds & Notes (Cost $6,445,104)		6,452,606

U.S. GOVERNMENT AGENCIES 4.8%

Fannie Mae
2.000% due 12/25/2044	807	696
5.700% due 05/25/2037 •	9	8
5.738% due 01/25/2037 •	195	192
5.743% due 06/25/2048 •	6,324	6,249
5.750% due 12/25/2045 •	1,451	1,399
5.763% due 08/25/2044 •	2,246	2,184
5.780% due 02/25/2037 •	15	15
5.793% due 08/25/2044 - 10/25/2044 •	7,177	7,070
5.800% due 11/25/2036 •	33	33
5.843% due 07/25/2044 - 03/25/2060 •	17,288	17,184
5.848% due 04/18/2028 - 09/18/2031 •	104	104
5.850% due 06/25/2026 •	27	27
5.860% due 09/25/2035 •	183	181
5.870% due 03/25/2037 •	129	127
5.893% due 07/25/2046 •	4,387	4,347
5.900% due 02/25/2038 - 06/25/2059 •	4,896	4,744
5.943% due 07/25/2046 •	2,695	2,637
5.948% due 05/18/2032 •	36	37
5.950% due 06/25/2031 •	39	39
5.998% due 03/18/2032 •	54	54
6.130% due 12/25/2037 •	215	215
6.150% due 05/25/2037 •	45	45
6.200% due 03/25/2037 - 02/25/2040 •	43	43
6.230% due 02/25/2038 •	556	559
6.300% due 07/25/2038 •	11	11
6.336% due 05/01/2038 •	172	177
6.350% due 03/25/2032 •	7	7
6.618% due 01/01/2036 •	1,312	1,352

Federal Home Loan Bank
5.500% due 02/20/2026	73,500	73,471

Freddie Mac
1.000% due 08/15/2044	4,068	3,253
5.500% due 02/13/2026	99,500	99,416
5.520% due 05/28/2025	11,800	11,798
5.550% due 02/20/2026	60,000	59,982
5.650% due 03/06/2026	82,500	82,492
5.698% due 11/15/2036 - 01/15/2040 •	7	7
5.763% due 05/15/2038 •	1,470	1,490
5.768% due 02/15/2037 •	495	487
5.773% due 05/15/2041 •	1,514	1,486
5.793% due 03/15/2037 - 03/15/2043 •	25,741	25,453
5.843% due 12/15/2042 - 11/15/2044 •	3,817	3,823
5.863% due 06/15/2044 •	4,946	5,062
5.868% due 04/15/2041 •	140	139
5.893% due 12/15/2037 •	812	790
5.898% due 09/15/2048 - 04/15/2049 •	3,516	3,451
5.929% due 02/25/2026 •	2,260	2,264
5.948% due 07/15/2039 •	20	19
6.427% due 09/01/2037 •	956	983

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	2,508	2,161
3.000% due 07/20/2046	239	229
5.630% due 05/20/2063 •	115	114
5.633% due 01/20/2068 •	1,052	1,028
5.837% due 11/20/2070 •	2,530	2,486
5.903% due 03/20/2049 - 06/20/2049 •	12,127	11,918
5.907% due 06/20/2067 •	644	640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.937% due 03/20/2061 - 07/20/2067 •	$1,444	$1,441
6.000% due 12/15/2033	8	8
6.000% due 09/20/2040 - 05/20/2041 •	14,770	14,267
6.037% due 05/20/2065 - 05/20/2069 •	5,997	5,978
6.084% due 12/20/2068 •	4,737	4,690
6.087% due 12/20/2064 - 10/20/2065 •	10,672	10,644
6.137% due 04/20/2070 •	32,598	32,399
6.143% due 01/16/2040 •	2,020	2,018
6.187% due 11/20/2065 - 02/20/2067 •	2,378	2,375
6.193% due 02/20/2040 •	1,728	1,728
6.217% due 09/20/2066 •	822	821
6.223% due 04/20/2040 •	3,605	3,609
6.237% due 07/20/2066 •	1,869	1,868
6.253% due 03/20/2040 •	3,771	3,780
6.263% due 01/20/2074 •	14,851	14,956
6.267% due 08/20/2066 •	585	585
6.283% due 09/20/2073 •	10,184	10,250
6.337% due 09/20/2069 •	671	671
6.357% due 07/20/2065 •	2,508	2,511
6.437% due 01/20/2066 - 12/20/2066 •	3,972	3,983
6.487% due 02/20/2066 •	6,709	6,727
6.500% due 11/15/2033 - 09/15/2034	13	13
6.522% due 04/20/2067 •	1,059	1,075
6.723% due 06/20/2067 •	4,148	4,182
7.000% due 08/15/2024 - 07/15/2032	7	7
7.500% due 09/15/2027 - 06/15/2028	10	9

Total U.S. Government Agencies (Cost $577,947)		574,773

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	11,483	9,888

Ashford Hospitality Trust
6.401% due 04/15/2035 •	1,484	1,473
6.626% due 06/15/2035 •	1,741	1,730

Bear Stearns Adjustable Rate Mortgage Trust
5.455% due 08/25/2033 «~	258	236

Beast Mortgage Trust
6.493% due 03/15/2036 •	600	555
6.629% due 02/15/2037 •	8,000	7,085

Beneria Cowen & Pritzer Collateral Funding Corp.
6.242% due 06/15/2038 •	5,500	5,166

COLT Mortgage Loan Trust
1.397% due 10/25/2066 ~	23,865	19,621

Commercial Mortgage Trust
6.743% due 12/15/2038 •	8,221	7,827

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.194% due 07/15/2032 •	3,095	3,026
7.043% due 10/15/2037 •	8,700	8,491

CRSNT Commercial Mortgage Trust
6.264% due 04/15/2036 •	52,400	51,194

DBCG Mortgage Trust
8.500% due 06/15/2034 •	76,639	76,634

Extended Stay America Trust
6.523% due 07/15/2038 •	2,179	2,172

GCAT Trust
2.650% due 10/25/2068 ~	1,427	1,351
2.885% due 12/27/2066 ~	21,038	19,108

Hilton USA Trust
2.828% due 11/05/2035	11,600	10,119

JP Morgan Chase Commercial Mortgage Securities Trust
6.943% due 09/15/2029 •	23,237	21,886

Legacy Mortgage Asset Trust
4.892% due 10/25/2066 þ	4,718	4,641

MAD Mortgage Trust
3.294% due 08/15/2034 ~	3,528	3,279

78	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.143% due 11/15/2031 •	$184	$173

MF1 Ltd.
6.399% due 12/15/2034 •	2,700	2,679

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	421	403

Morgan Stanley Capital Trust
6.476% due 11/15/2034 •	4,332	4,314
6.528% due 07/15/2035 •	2,300	2,299
6.613% due 12/15/2038 •	47,200	44,739

Natixis Commercial Mortgage Securities Trust
6.393% due 08/15/2038 •	3,000	2,832

OBX Trust
2.783% due 01/25/2062 þ	40,289	37,423

RESIMAC Premier
6.094% due 02/03/2053 •	8,390	8,377
6.142% due 07/10/2052 •	1,795	1,794

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	3,070	2,846

Starwood Mortgage Trust
6.301% due 11/15/2036 •	17,200	16,994

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	12,415	11,619
3.750% due 03/25/2058 ~	8,334	7,947
6.060% due 02/25/2057 •	299	306
6.460% due 10/25/2059 •	1,138	1,157

Verus Securitization Trust
0.820% due 10/25/2063 ~	4,442	4,098

Total Non-Agency Mortgage-Backed Securities (Cost $428,363)		405,482

ASSET-BACKED SECURITIES 26.4%

ACAS CLO Ltd.
6.479% due 10/18/2028 •	7,177	7,183

AGL CLO Ltd.
6.786% due 07/20/2034 •	400	401

Allegro CLO Ltd.
6.557% due 10/16/2031 •	908	908
6.577% due 01/19/2033 •	3,700	3,696

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •	2,600	2,604

Apidos CLO
6.489% due 07/18/2029 •	12,378	12,390
6.509% due 07/17/2030 •	8,633	8,644
6.596% due 04/20/2031 •	7,228	7,233
6.689% due 07/16/2031 •	847	847

AREIT Trust
6.523% due 11/17/2038 •	11,251	11,207
6.583% due 01/20/2037 •	32,062	31,822

Ares CLO Ltd.
6.460% due 01/15/2029 •	2,355	2,357
6.637% due 04/17/2033 •	24,800	24,867

ARI Fleet Lease Trust
5.540% due 04/15/2033	12,800	12,815
5.568% due 03/14/2025	20,211	20,214
5.924% due 10/15/2024	2,229	2,230

Atlas Senior Loan Fund Ltd.
6.666% due 04/22/2031 •	1,418	1,419

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025	7,855	7,829

Bank of America Auto Trust
5.830% due 05/15/2026	11,462	11,471
5.850% due 08/17/2026	18,444	18,460

Barings CLO Ltd.
6.536% due 07/20/2029 •	706	706
6.656% due 01/20/2032 •	3,785	3,792

Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •	12,779	12,797
6.609% due 01/17/2032 •	16,097	16,128

BlueMountain CLO Ltd.
6.514% due 10/25/2030 •	9,283	9,298
6.522% due 11/15/2030 •	5,836	5,846

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.766% due 10/22/2030 •	$2,044	$2,046

BMW Vehicle Lease Trust
5.950% due 08/25/2025	29,102	29,135

BXMT Ltd.
6.843% due 11/15/2037 •	44,736	43,909

Capital One Multi-Asset Execution Trust
1.040% due 11/15/2026	4,700	4,620
2.800% due 03/15/2027	13,000	12,757
6.023% due 07/15/2027 •	38,600	38,640

Capital One Prime Auto Receivables Trust
5.923% due 10/15/2026 •	26,623	26,669
5.983% due 09/15/2025 •	856	857

CARDS Trust
6.187% due 07/15/2028 •	12,600	12,637

Carlyle Global Market Strategies CLO Ltd.
6.534% due 08/14/2030 •	12,539	12,549
6.636% due 07/27/2031 •	3,366	3,366

Carlyle U.S. CLO Ltd.
6.586% due 04/20/2031 •	6,339	6,345

CarMax Auto Owner Trust
3.490% due 02/16/2027	7,033	6,934
4.750% due 10/15/2027	1,600	1,588
5.300% due 03/15/2027	6,700	6,687
5.650% due 05/17/2027	13,100	13,118
5.720% due 11/16/2026	10,212	10,212
5.913% due 05/17/2027 •	4,400	4,402
5.933% due 11/16/2026 •	19,231	19,249
5.953% due 03/15/2027 •	25,000	25,039
6.033% due 01/15/2026 •	4,431	4,433
6.133% due 12/15/2026 •	24,918	24,994
6.183% due 06/15/2026 •	8,065	8,078
6.233% due 12/15/2025 •	2,504	2,505

Carvana Auto Receivables Trust
3.210% due 12/11/2028	1,700	1,639
5.620% due 01/10/2029	1,000	1,002
5.630% due 11/10/2027	12,350	12,358
5.634% due 04/10/2025	1,890	1,890
5.770% due 04/12/2027	833	832
5.980% due 12/10/2027	13,308	13,342
6.090% due 11/10/2026	3,431	3,435
6.160% due 10/10/2028	1,900	1,919
6.230% due 01/11/2027	10,804	10,823

Catamaran CLO Ltd.
6.686% due 04/22/2030 •	9,747	9,762

CBAM Ltd.
6.836% due 07/20/2030 •	3,248	3,249

Chase Auto Owner Trust
5.480% due 04/26/2027	10,500	10,493
5.530% due 09/27/2027	11,300	11,304
5.660% due 05/26/2027	21,600	21,613
5.900% due 03/25/2027	34,634	34,682

Chesapeake Funding LLC
6.103% due 05/15/2036 •	10,271	10,287
6.583% due 05/15/2035 •	9,244	9,308

CIFC Funding Ltd.
6.535% due 10/24/2030 •	27,886	27,926

Citibank Credit Card Issuance Trust
5.230% due 12/08/2027	11,600	11,594
5.969% due 12/08/2027 •	35,000	35,148
6.052% due 08/07/2027 •	34,100	34,264
6.215% due 05/14/2029 •	5,550	5,618

Citizens Auto Receivables Trust
5.840% due 01/18/2028	8,000	8,038
5.873% due 11/16/2026 •	19,400	19,408
6.063% due 10/15/2026 •	28,831	28,875
6.283% due 07/15/2026 •	7,969	7,983

CNH Equipment Trust
5.900% due 02/16/2027	28,832	28,870

Commonbond Student Loan Trust
6.310% due 05/25/2041 •	209	207

Crestline Denali CLO Ltd.
6.616% due 04/20/2030 •	9,649	9,657

Daimler Trucks Retail Trust
6.030% due 09/15/2025	15,656	15,673

Dell Equipment Finance Trust
5.840% due 01/22/2029	15,340	15,348
6.100% due 04/23/2029	19,716	19,749

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Discover Card Execution Note Trust
4.930% due 06/15/2028	$1,000	$996

DLLAD LLC
5.190% due 04/20/2026	9,078	9,062

DLLMT LLC
1.000% due 07/21/2025	787	779

DLLST LLC
5.330% due 01/20/2026	18,600	18,559

Dryden CLO Ltd.
6.567% due 01/17/2033 •	3,400	3,402

Dryden Senior Loan Fund
6.477% due 10/19/2029 •	12,127	12,142
6.479% due 07/15/2030 •	1,836	1,837
6.570% due 04/15/2028 •	1,640	1,641

Elevation CLO Ltd.
6.535% due 10/25/2030 •	6,516	6,522

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046	5,925	5,102

Enterprise Fleet Financing LLC
3.030% due 01/20/2028	7,283	7,210
5.548% due 02/20/2025	16,186	16,189
5.613% due 05/20/2025	13,858	13,866
5.740% due 12/20/2026	25,660	25,739

FCCU Auto Receivables Trust
5.760% due 11/15/2027	6,700	6,702

Fifth Third Auto Trust
5.863% due 11/16/2026 •	35,611	35,630

Ford Credit Auto Lease Trust
5.506% due 02/15/2025	5,966	5,967
5.923% due 02/15/2026 •	43,657	43,701

Ford Credit Auto Owner Trust
0.000% due 04/15/2027 •	32,500	32,513
6.053% due 03/15/2026 •	14,375	14,387

Galaxy CLO Ltd.
6.560% due 10/15/2030 •	4,072	4,075

Gallatin CLO Ltd.
6.680% due 07/15/2031 •	5,680	5,683

GECU Auto Receivables Trust
5.950% due 03/15/2027	7,420	7,423

GM Financial Automobile Leasing Trust
5.783% due 06/22/2026 •	46,450	46,511
6.153% due 10/20/2025 •	6,789	6,798

GM Financial Consumer Automobile Receivables Trust
5.733% due 02/16/2027 •	8,250	8,251
5.803% due 09/16/2026 •	8,809	8,814
5.863% due 11/16/2026 •	15,220	15,235
5.953% due 03/16/2026 •	6,807	6,811
5.983% due 11/17/2025 •	1,285	1,285
6.083% due 05/18/2026 •	10,619	10,630

Golden Credit Card Trust
4.310% due 09/15/2027	14,760	14,557

GoldenTree Loan Management U.S. CLO Ltd.
6.473% due 04/24/2031 •	17,500	17,537

Golub Capital Partners CLO Ltd.
6.641% due 10/25/2034 •	6,600	6,600

Golub Capital Partners Static Ltd.
6.557% due 04/20/2033 •	7,000	6,995

GPMT Ltd.
6.696% due 07/16/2035 •	20,029	19,818

GreenState Auto Receivables Trust
5.530% due 08/16/2027	8,500	8,487

Halseypoint CLO Ltd.
6.686% due 07/20/2031 •	7,886	7,886

Harley Davidson Motorcycle Trust
5.320% due 06/15/2026	1,128	1,128
5.863% due 06/15/2026 •	973	974

Hertz Vehicle Financing LLC
1.210% due 12/26/2025	16,500	16,284
1.990% due 06/25/2026	11,500	11,175

Honda Auto Receivables Owner Trust
5.410% due 04/15/2026	5,638	5,632
5.710% due 03/18/2026	48,206	48,229
5.870% due 06/22/2026	31,067	31,123

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	79

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Huntington Auto Trust
5.500% due 03/15/2027	$7,300	$7,294

Hyundai Auto Lease Securitization Trust
5.833% due 06/15/2026 •	28,689	28,714
5.933% due 03/16/2026 •	23,565	23,594

Hyundai Auto Receivables Trust
5.753% due 04/15/2027 •	24,500	24,513
5.813% due 05/15/2026 •	9,169	9,177
5.963% due 01/15/2027 •	42,507	42,579
6.083% due 12/15/2025 •	8,920	8,929

ICG U.S. CLO Ltd.
6.615% due 04/25/2031 •	1,282	1,283

KKR CLO Ltd.
6.529% due 07/18/2030 •	2,129	2,132

Kubota Credit Owner Trust
5.400% due 02/17/2026	5,454	5,450
5.450% due 04/15/2027	23,080	23,102
5.610% due 07/15/2026	29,754	29,752

LAD Auto Receivables Trust
5.210% due 06/15/2027	1,435	1,430
5.680% due 10/15/2026	389	389
5.700% due 03/15/2027	1,500	1,501
5.930% due 06/15/2027	7,243	7,251

LCM Loan Income Fund Ltd.
6.616% due 04/20/2031 •	5,557	5,562

LCM LP
6.586% due 07/20/2030 •	270	270

LCM Ltd.
6.656% due 01/20/2031 •	8,404	8,413
6.660% due 04/15/2031 •	1,000	1,000
6.746% due 10/20/2028 •	955	956

Lockwood Grove CLO Ltd.
6.755% due 01/25/2030 •	315	316

M&T Equipment Notes
6.090% due 07/15/2030	18,216	18,228

Madison Park Funding Ltd.
6.507% due 10/18/2030 •	17,965	17,985
6.556% due 07/27/2031 •	7,090	7,093
6.576% due 04/20/2032 •	4,500	4,509
6.586% due 07/21/2030 •	3,285	3,288
6.705% due 04/25/2032 •	6,800	6,811

Magnetite Ltd.
6.479% due 10/15/2031 •	12,746	12,759

Marathon CLO Ltd.
6.534% due 04/15/2032 •	11,700	11,712
6.705% due 01/20/2033 •	13,700	13,722

Marathon Static CLO Ltd.
6.475% due 07/20/2030 •	8,046	8,038

Marble Point CLO Ltd.
6.630% due 10/15/2030 •	990	991
6.769% due 12/18/2030 •	2,920	2,923

Master Credit Card Trust
6.083% due 01/21/2028 •	50,700	50,919
6.183% due 01/21/2027 •	77,200	77,531

Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026	2,161	2,159
5.920% due 11/16/2026	29,698	29,745

MMAF Equipment Finance LLC
5.200% due 09/13/2027	9,000	8,962
5.790% due 11/13/2026	12,824	12,835

Mountain View CLO LLC
6.629% due 01/16/2031 •	11,384	11,387
6.679% due 10/16/2029 •	2,220	2,221

Nassau Ltd.
6.840% due 01/15/2030 •	2,114	2,116

Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	4,004	3,541
1.310% due 01/15/2069	10,330	9,518
1.580% due 04/15/2070	28,788	25,166
1.690% due 05/15/2069	6,002	5,515
2.230% due 07/15/2070	22,961	20,279
3.130% due 02/15/2068	1,749	1,692
4.000% due 12/15/2059	473	460
6.443% due 04/15/2069 •	7,219	7,226

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Student Loan Trust
6.250% due 07/26/2066 •	$4,448	$4,452
6.500% due 12/27/2066 •	12,059	12,110

Nelnet Student Loan Trust
1.420% due 04/20/2062	607	554
5.735% due 12/24/2035 •	1,261	1,248
6.250% due 09/25/2065 •	6,486	6,469
6.260% due 08/25/2067 •	10,846	10,816
6.300% due 02/25/2066 •	5,796	5,780

Neuberger Berman CLO Ltd.
6.510% due 10/15/2029 •	812	813
6.616% due 01/28/2030 •	6,700	6,710

Neuberger Berman Loan Advisers CLO Ltd.
6.608% due 04/19/2030 •	1,143	1,143
6.626% due 04/20/2031 •	850	851

Newark BSL CLO Ltd.
6.555% due 07/25/2030 •	3,077	3,079

Nissan Auto Lease Trust
5.953% due 08/15/2025 •	15,655	15,665

Nissan Auto Receivables Owner Trust
5.893% due 05/15/2026 •	33,750	33,788
5.983% due 02/17/2026 •	5,590	5,595

Octagon Investment Partners Ltd.
6.475% due 10/20/2030 •	13,031	13,050
6.584% due 02/14/2031 •	3,728	3,730

Oscar U.S. Funding LLC
5.480% due 02/10/2027	8,300	8,296
5.627% due 03/10/2025	4,676	4,675

OZLM Ltd.
6.475% due 07/20/2030 •	5,900	5,904
6.525% due 10/20/2031 •	1,399	1,400
6.559% due 10/17/2029 •	11,287	11,295

Palmer Square Loan Funding Ltd.
6.486% due 04/20/2029 •	563	563

PHEAA Student Loan Trust
6.400% due 11/25/2065 •	3,171	3,165

PRET LLC
1.868% due 07/25/2051 þ	3,778	3,711

Race Point CLO Ltd.
6.530% due 10/15/2030 •	4,454	4,458

Rad CLO Ltd.
0.000% due 04/25/2032 •	13,250	13,275

Ready Capital Mortgage Financing LLC
6.985% due 01/25/2037 •	20,322	20,288

Romark CLO Ltd.
6.618% due 10/23/2030 •	25,706	25,742

Saranac CLO Ltd.
6.748% due 08/13/2031 •	12,124	12,165

SBNA Auto Lease Trust
5.450% due 01/20/2026	20,757	20,737
5.670% due 11/20/2026	3,700	3,704
6.270% due 04/20/2026	22,679	22,755

SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027	539	539
6.133% due 03/22/2027 •	2,587	2,592

SLM Private Credit Student Loan Trust
5.911% due 12/15/2038 •	3,435	3,384

SLM Student Loan Trust
6.100% due 12/27/2038 •	1,510	1,494
6.150% due 01/25/2029 •	1,773	1,734

SMB Private Education Loan Trust
1.290% due 07/15/2053	11,510	10,553
2.340% due 09/15/2034	724	713
6.043% due 03/17/2053 •	4,703	4,644
6.343% due 09/15/2034 •	2,058	2,060
6.543% due 09/15/2034 •	565	566
6.543% due 07/15/2053 •	1,451	1,452

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031	1,240	1,240

SoFi Professional Loan Program LLC
2.650% due 09/25/2040	612	593
6.760% due 02/25/2040 •	54	54

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	9,795	8,957

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sound Point CLO Ltd.
6.565% due 07/25/2030 •	$9,549	$9,556
6.566% due 10/20/2030 •	2,271	2,273
6.670% due 04/15/2030 •	879	880
6.686% due 07/26/2031 •	541	542
6.706% due 01/21/2031 •	7,357	7,361
6.739% due 04/18/2031 •	885	886

Starwood Mortgage Trust
6.683% due 11/15/2038 •	23,200	22,800

Steele Creek CLO Ltd.
6.656% due 04/21/2031 •	709	710

Symphony Static CLO Ltd.
6.415% due 10/25/2029 •	2,436	2,439

TCW CLO Ltd.
6.555% due 04/25/2031 •	11,114	11,130

Tesla Auto Lease Trust
5.834% due 06/22/2026 •	14,000	14,000
6.020% due 09/22/2025	23,521	23,553

Tesla Electric Vehicle Trust
5.853% due 12/21/2026 •	11,800	11,806

TIAA CLO Ltd.
6.739% due 01/16/2031 •	1,193	1,194

Towd Point HE Trust
0.918% due 02/25/2063 ~	4,326	4,156

Toyota Auto Receivables Owner Trust
3.760% due 04/15/2027	8,100	7,985
5.733% (SOFR30A + 0.400%) due 08/17/2026 ~	24,864	24,871
5.903% due 08/15/2025 •	411	411

Toyota Lease Owner Trust
5.884% due 04/20/2026 •	31,140	31,174

Trestles CLO Ltd.
6.756% due 10/20/2034 •	7,700	7,718

Trillium Credit Card Trust
6.096% due 12/26/2028 •	67,700	67,927
6.196% due 08/26/2028 •	95,000	95,430

USAA Auto Owner Trust
5.830% due 07/15/2026	13,182	13,191

Venture CLO Ltd.
6.576% due 07/20/2030 •	23,241	23,252
6.636% due 07/20/2030 •	6,432	6,442

Verizon Master Trust
6.013% due 09/08/2028 •	26,000	26,215

VMC Finance LLC
6.546% due 06/16/2036 •	1,219	1,217

Volkswagen Auto Lease Trust
5.804% due 12/21/2026 •	31,300	31,342
5.904% due 01/20/2026 •	23,049	23,073

Volkswagen Auto Loan Enhanced Trust
5.854% due 12/21/2026 •	26,463	26,484
5.963% due 03/22/2027 •	36,730	36,805

Voya CLO Ltd.
6.529% due 04/17/2030 •	13,348	13,366
6.570% due 06/07/2030 •	4,481	4,486
6.590% due 10/15/2030 •	8,198	8,210

Wellfleet CLO Ltd.
6.476% due 07/20/2029 •	224	224

Wellman Park CLO Ltd.
6.690% due 07/15/2034 •	15,000	15,025

Wind River CLO Ltd.
6.670% due 07/15/2031 •	4,200	4,202

World Omni Auto Receivables Trust
5.743% due 12/15/2026 •	25,492	25,501
5.763% due 07/15/2026 •	7,669	7,671
5.910% due 02/16/2027	11,363	11,385
5.913% due 02/16/2027 •	14,818	14,837
6.043% due 11/16/2026 •	10,728	10,737

World Omni Automobile Lease Securitization Trust
5.763% due 02/16/2027 •	26,000	26,021

Total Asset-Backed Securities (Cost $3,191,679)		3,184,103

80	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.0%

CDP Financial, Inc.
5.766% (SOFRINDX + 0.400%) due 05/19/2025 ~	$9,250	$9,263
5.766% due 05/19/2025 ~	24,000	24,033

CPPIB Capital, Inc.
6.604% (SOFRINDX + 1.250%) due 04/04/2025 ~	98,750	99,502
6.621% (SOFRRATE + 1.250%) due 03/11/2026 ~	36,000	36,606

PSP Capital, Inc.
5.611% (SOFRINDX + 0.240%) due 03/03/2025 ~	71,847	71,847

Total Sovereign Issues (Cost $241,003)		241,251

SHORT-TERM INSTRUMENTS 10.8%

COMMERCIAL PAPER 9.2%

AES Corp.
5.900% due 07/23/2024	54,950	54,720

Alimentation Couche-Tard, Inc.
5.510% due 07/12/2024	14,650	14,618

Bacardi-Martini BV
5.830% due 08/08/2024	15,850	15,744
5.830% due 08/15/2024	7,450	7,392
5.850% due 07/10/2024	14,850	14,822

Campbell Soup Co.
5.550% due 08/01/2024	4,550	4,525
5.550% due 08/05/2024	4,700	4,672

Canadian Natural Resources Ltd.
5.850% due 07/25/2024 (a)	120,700	120,249

Conagra Brands, Inc.
5.800% due 07/09/2024	23,950	23,908

Constellation Brands, Inc.
5.610% due 07/09/2024	4,600	4,592
5.610% due 07/23/2024	6,450	6,424
5.640% due 07/01/2024	5,000	4,998
5.640% due 07/15/2024	24,200	24,134
5.650% due 07/16/2024	250	249
5.650% due 07/26/2024	1,500	1,493
5.650% due 07/30/2024	12,950	12,883
5.660% due 07/19/2024	13,550	13,504
5.670% due 07/16/2024	500	499
5.680% due 07/22/2024	13,750	13,697
5.680% due 07/29/2024 (a)	2,300	2,288

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle, Inc.
5.840% due 07/09/2024	$79,850	$79,710
5.840% due 07/11/2024	13,850	13,821
5.840% due 07/30/2024	7,400	7,362
5.840% due 08/01/2024	13,900	13,823

Discovery Communications LLC
6.000% due 07/15/2024 (a)	32,000	31,911

Dominion Resources Services, Inc.
5.580% due 07/17/2024	18,500	18,447

Entergy Corp.
5.550% due 07/25/2024	20,300	20,216
5.600% due 07/02/2024	18,700	18,689

Global Payments, Inc.
5.970% due 07/01/2024	40,550	40,530
6.030% due 07/18/2024	14,450	14,401

Huntington Ingalls Industries, Inc.
5.880% due 07/02/2024	17,400	17,389

Keurig Dr Pepper, Inc.
5.510% due 07/19/2024	80,250	79,993
5.520% due 08/01/2024	7,050	7,013

L3Harris Technologies, Inc.
5.520% due 07/24/2024	23,450	23,357
5.550% due 07/29/2024	14,050	13,983

Marathon Oil Corp.
5.830% due 07/05/2024	31,750	31,715

Marriott International, Inc.
5.530% due 08/13/2024	13,850	13,751

NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	2,700	2,696
5.570% due 08/12/2024	13,300	13,207
5.570% due 08/13/2024 (a)	19,750	19,610
5.580% due 08/12/2024	22,150	21,996

Penske Truck Leasing Co. LP
5.540% due 08/20/2024	14,400	14,280

Southern California Edison Co.
5.600% due 07/02/2024	22,500	22,486
5.600% due 07/08/2024	42,350	42,284
5.600% due 07/12/2024 (a)	34,650	34,574
5.600% due 07/18/2024 (a)	17,400	17,345

Targa Resources Corp.
6.000% due 07/08/2024	750	749
6.000% due 07/19/2024	24,050	23,967
6.000% due 07/22/2024	69,100	68,827
6.000% due 07/26/2024	27,100	26,974

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VW Credit, Inc.
5.570% due 08/21/2024	$8,800	$8,726
5.570% due 08/26/2024	5,300	5,252

		1,114,495

REPURCHASE AGREEMENTS (c) 1.2%
		147,005

SHORT-TERM NOTES 0.4%
CarMax Auto Owner Trust
5.511% due 01/15/2025	2,450	2,450

Citizens Auto Receivables Trust
5.616% due 01/15/2025	1,701	1,701
DLLST LLC
5.562% due 01/21/2025	5,083	5,084

GM Financial Consumer Automobile Receivables Trust
5.529% due 01/16/2025	691	691

Huntington Auto Trust
5.625% due 02/18/2025	2,724	2,725

Kubota Credit Owner Trust
5.531% due 02/18/2025	15,386	15,389

M&T Bank Auto Receivables Trust
5.643% due 03/17/2025	2,033	2,033

Volkswagen Auto Lease Trust
5.516% due 03/20/2025	17,440	17,443

		47,516

Total Short-Term Instruments (Cost $1,309,490)		1,309,016

Total Investments in Securities (Cost $12,193,586)		12,167,231

Total Investments 101.0% (Cost $12,193,586)		$12,167,231

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)		877

Other Assets and Liabilities, net (1.0)%		(118,792)

Net Assets 100.0%		$12,049,316

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Restricted Securities.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	81

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$605	U.S. Treasury Notes 4.500% due 03/31/2026	$(618)	$605	$605
SAL	5.270	06/28/2024	07/01/2024	4,000	U.S. Treasury Notes 4.875% due 11/30/2025	(4,096)	4,000	4,002
	5.340	06/28/2024	07/01/2024	112,600	U.S. Treasury Notes 5.000% due 09/30/2025	(116,256)	112,600	112,650
	5.370	06/28/2024	07/01/2024	29,800	U.S. Treasury Notes 0.750% due 04/30/2026	(30,421)	29,800	29,813

Total Repurchase Agreements						$(151,391)	$147,005	$147,070

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$605	$0	$0	$605	$(618)	$(13)
SAL	146,465	0	0	146,465	(150,773)	(4,308)

Total Borrowings and Other Financing Transactions	$147,070	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(2,234) at a weighted average interest rate of 5.383%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	438	$(89,448)	$(279)	$10	$0
U.S. Treasury 5-Year Note September Futures	09/2024	7,922	(844,312)	(989)	867	0

Total Futures Contracts				$(1,268)	$877	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$877	$0	$877	$0	$0	$0	$0

Cash of $18,018 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

82	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$877	$877

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$19,884	$19,884

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(8,735)	$(8,735)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,915,599	$0	$3,915,599
Industrials	0	2,048,574	0	2,048,574
Utilities	0	488,433	0	488,433
U.S. Government Agencies	0	574,773	0	574,773
Non-Agency Mortgage-Backed Securities	0	405,246	236	405,482
Asset-Backed Securities	0	3,184,103	0	3,184,103
Sovereign Issues	0	241,251	0	241,251
Short-Term Instruments
Commercial Paper	120,249	994,246	0	1,114,495
Repurchase Agreements	0	147,005	0	147,005
Short-Term Notes	0	47,516	0	47,516

Total Investments	$120,249	$12,046,746	$236	$12,167,231

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$877	$0	$877

Total Financial Derivative Instruments	$0	$877	$0	$877

Totals	$120,249	$12,047,623	$236	$12,168,108

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	83

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.0%

MUNICIPAL BONDS & NOTES 93.6%

ALABAMA 3.1%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.230% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,973

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	5,000	5,279

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	2,800	2,973
5.500% due 10/01/2054	5,000	5,479

Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020
5.000% due 08/01/2027	1,000	1,040

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,500	1,649

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	4,700	5,031

Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,605
5.000% due 11/15/2036	1,220	1,301
5.000% due 11/15/2037	875	929

Jefferson County, Alabama Sewer Revenue Notes, Series 2024
5.000% due 10/01/2031	3,500	3,856

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
2.000% due 11/01/2033	1,350	1,340

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	4,400	4,641

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	5,950	6,285

West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998
3.650% due 06/01/2028	3,600	3,581

		46,962

ALASKA 0.4%

Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	1,905	2,090

Alaska Municipal Bond Bank, Revenue Bonds, Series 2023
5.000% due 12/01/2042	1,000	1,077

Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021
5.000% due 06/01/2033	2,890	3,127

		6,294

ARIZONA 0.4%

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	2,000	2,108

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
4.750% due 07/01/2044	2,200	2,200

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017
3.125% due 07/01/2034	425	409

Phoenix, Arizona General Obligation Refunding Notes, Series 2022
5.000% due 07/01/2026	1,500	1,553

		6,270

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 5.5%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.330% (MUNIPSA) due 04/01/2056 ~	$2,000	$1,990

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	4,700	4,984
5.250% due 01/01/2054	2,000	2,109
5.250% due 11/01/2054	7,750	8,284
5.500% due 10/01/2054	1,900	2,079

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	2,600	2,779

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2036	1,000	992

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	3,250	3,184

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2040	2,500	2,793

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	1,100	1,112

California State General Obligation Bonds, Series 2016
4.000% due 09/01/2037	4,495	4,510

California State General Obligation Bonds, Series 2019
5.000% due 11/01/2036	5,000	5,377

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	3,100	3,154

California State General Obligation Notes, Series 2022
5.000% due 11/01/2026	6,400	6,669

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	3,500	3,706

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2041 (c)	1,500	728

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021
4.000% due 01/15/2033	1,111	1,142

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	3,000	2,508

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.687% due 06/01/2030	6,000	5,228

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2038	1,000	1,135

Los Angeles Community College District, California General Obligation Notes, Series 2024
5.000% due 08/01/2032	7,500	8,654

Los Angeles, California Wastewater System Revenue Bonds, Series 2015
5.000% due 06/01/2029	1,350	1,369

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	531
5.000% due 09/01/2044	690	717

San Francisco, California City & County Certificates of Participation Bonds, Series 2017
4.000% due 04/01/2036	6,320	6,332

		82,066

COLORADO 2.7%

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2042	1,000	1,105
5.000% due 12/01/2043	1,000	1,099
5.000% due 12/01/2044	1,000	1,095

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado Health Facilities Authority Revenue Bonds, Series 2018
5.000% due 11/15/2048	$2,500	$2,542

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	7,000	6,857
5.000% due 11/15/2049	1,360	1,403

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	1,200	1,365
5.250% due 11/01/2037	1,450	1,632

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034	6,500	7,413
5.000% due 11/15/2059	5,800	6,255

Colorado Health Facilities Authority Revenue Notes, Series 2024
5.000% due 05/15/2033	4,500	5,075

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,300	1,424

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
4.328% (SOFRRATE) due 09/01/2039 ~	3,400	3,401

		40,666

CONNECTICUT 1.6%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	2,690	2,819

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2033	1,020	1,085
5.000% due 01/01/2035	4,290	4,515

Connecticut Special Tax State Revenue Bonds, Series 2022
5.000% due 07/01/2039	5,000	5,606

Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	3,640	3,882

Connecticut State General Obligation Notes, Series 2022
5.000% due 09/15/2028	2,725	2,933

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,200	1,263

Metropolitan District, Connecticut General Obligation Bonds, Series 2018
5.000% due 07/15/2029	1,845	1,982

		24,085

DELAWARE 0.1%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	2,000	1,898

DISTRICT OF COLUMBIA 0.5%

Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2031	2,075	2,158
5.000% due 07/01/2033	5,000	5,198

		7,356

FLORIDA 2.9%

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	4,500	4,359

Jacksonville Housing Authority, Florida Revenue Notes, Series 2024
5.000% due 02/01/2034	1,500	1,591

84	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JEA Water & Sewer System, Florida Revenue Bonds, Series 2020
4.000% due 10/01/2039	$1,000	$1,005

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020
5.000% due 10/01/2032	1,000	1,092

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2017
4.000% due 07/01/2033	3,000	3,009

Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2024
5.000% due 10/01/2032	2,750	3,122
5.000% due 10/01/2033	9,000	10,337

Orange County Health Facilities Authority, Florida Revenue Notes, Series 2023
5.000% due 10/01/2028	1,450	1,546

Orange County, Florida School Board Certificates of Participation Notes, Series 2024
5.000% due 08/01/2033	6,340	7,300
5.000% due 08/01/2034	3,960	4,617

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046	3,500	3,071

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2034 (c)	1,850	1,208

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2027 (c)	350	307
0.000% due 10/01/2029 (c)	700	565

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2033 (c)	200	136

		43,265

GEORGIA 3.8%

Bartow County, Georgia Development Authority Revenue Bonds, Series 1997
1.800% due 09/01/2029	2,000	1,703

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2038	1,800	1,928

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	3,750	3,719

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	600	619

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2042	2,875	3,075
5.000% due 04/01/2043	3,375	3,597

Development Authority of Burke County, Georgia Revenue Bonds, Series 2008
3.375% due 11/01/2048	4,500	4,469

Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013
1.500% due 01/01/2039	1,250	1,221

Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,084

LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	700	723

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	6,500	6,892

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	700	703

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,915	1,922
5.000% due 12/01/2052	3,000	3,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	$1,000	$1,058
5.000% due 12/01/2053	7,600	8,129

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054	6,000	6,375

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 01/01/2035	2,400	2,410

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2031	1,200	1,265

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	2,000	1,976

Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	409
5.000% due 01/01/2029	1,000	1,052

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2027	200	204
5.000% due 01/01/2029	165	172

		57,851

HAWAII 0.7%

City & County Honolulu, Hawaii General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,037

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015
4.000% due 07/01/2034	8,475	8,478

		10,515

IDAHO 0.2%

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.450% due 01/01/2044	2,500	2,521

ILLINOIS 4.6%

Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014
5.000% due 12/01/2044	2,500	2,505

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	3,620	3,706

Illinois Finance Authority Revenue Bonds, Series 2020
4.700% due 08/15/2049	7,600	7,600

Illinois Sales Tax State Revenue Bonds, Series 2024
5.000% due 06/15/2040	1,195	1,303

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2037	5,860	6,327

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	6,100	6,547

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2036	8,000	8,923

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	7,000	7,454

Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2032	5,000	5,494

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	1,500	1,502

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	2,100	2,115

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	2,500	2,688

Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2035	2,600	3,022
5.000% due 01/01/2036	5,000	5,790

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	$500	$303
0.000% due 06/15/2037 (c)	1,500	865

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2037	1,350	1,413

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023
5.000% due 01/01/2037	1,000	1,082

		68,639

INDIANA 1.5%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012
4.250% due 11/01/2030	1,500	1,508

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	3,825	3,421

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	2,100	1,970

Indiana Finance Authority Revenue Bonds, Series 2018
5.000% due 02/01/2030	1,500	1,596

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2036	1,000	1,136
5.000% due 10/01/2037	800	905

Indiana University Revenue Notes, Series 2024
5.000% due 06/01/2034	4,600	5,378

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	4,000	4,633

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,500	1,486

		22,033

IOWA 0.8%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012
4.750% due 08/01/2042	8,000	7,961

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	3,000	3,146
5.000% due 12/01/2050	800	846

		11,953

KENTUCKY 0.2%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	1,650	1,655

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	1,000	1,004

		2,659

LOUISIANA 1.6%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	13,100	12,899

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2027	1,200	1,245
5.000% due 08/15/2028	1,200	1,245

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,980	1,919

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 10/15/2036	1,000	1,120

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	2,900	2,900

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	85

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021
4.000% due 02/01/2037	$2,000	$1,968

		23,296

MARYLAND 1.0%

Maryland Department of Transportation State Revenue Bonds, Series 2019
4.000% due 10/01/2032	1,450	1,471

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	216
5.000% due 06/01/2033	445	466

Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 06/01/2031	350	368

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2036	8,000	9,117
5.000% due 06/01/2037	3,490	3,966

		15,604

MASSACHUSETTS 1.2%

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2037	3,400	3,850

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	8,900	9,722

Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023
5.000% due 07/01/2033	1,500	1,720

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,500	1,566

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
4.480% (MUNIPSA) due 07/01/2049 ~	1,000	997

		17,855

MICHIGAN 2.7%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	3,290	3,505

Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024
5.000% due 07/01/2048	3,000	3,145

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.328% (TSFR3M) due 07/01/2032 ~	3,000	2,866

Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,248
5.000% due 07/01/2030	1,715	1,841

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.000% due 07/01/2037	5,000	5,709

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.630% (MUNIPSA) due 04/15/2047 ~	3,500	3,501

Michigan Finance Authority Hospital Revenue Refunding Notes, Series 2022
5.000% due 04/15/2030	2,000	2,176

Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	1,200	1,215

Michigan Finance Authority Revenue Bonds, Series 2020
5.000% due 06/01/2040	5,000	5,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/28/2039	$1,290	$1,412

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 08/31/2034	1,930	2,158

Michigan State Building Authority Revenue Bonds, Series 2015
5.000% due 04/15/2034	2,000	2,030

Michigan State Building Authority Revenue Bonds, Series 2023
5.000% due 10/15/2037	1,000	1,140

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	1,500	1,562

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2038	1,800	2,062

		40,784

MINNESOTA 0.2%

Minneapolis, Minnesota Revenue Bonds, Series 2023
5.000% due 11/15/2052	3,060	3,230

MISSISSIPPI 0.1%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	1,500	1,467

MISSOURI 0.3%

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023
5.000% due 05/01/2033	4,000	4,555

MULTI-STATE 2.2%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	8,530	8,369
4.141% due 01/25/2040	10,896	10,678
4.549% due 08/25/2040	13,260	13,372

		32,419

NEBRASKA 0.5%

Douglas County, Nebraska Revenue Bonds, Series 2021
4.410% (MUNIPSA) due 07/01/2035 ~	1,960	1,936

Omaha Public Power District, Nebraska Revenue Bonds, Series 2024
5.000% due 02/01/2042 (a)	3,625	4,035

Public Power Generation Agency, Nebraska Revenue Notes, Series 2015
5.000% due 01/01/2025	1,905	1,916

		7,887

NEVADA 2.2%

Clark County, Nevada Revenue Bonds, Series 2010
2.100% due 06/01/2031	5,000	4,314

Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020
5.000% due 06/15/2028	1,000	1,067
5.000% due 06/15/2029	2,030	2,204

Humboldt County, Nevada Revenue Bonds, Series 2016
3.550% due 10/01/2029	5,000	4,973

Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016
5.000% due 06/15/2031	1,465	1,486

Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2034	1,500	1,510

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nevada State General Obligation Bonds, Series 2023
5.000% due 05/01/2040	$10,000	$11,321

Washoe County School District, Nevada General Obligation Bonds, Series 2023
4.125% due 06/01/2041	4,235	4,276

Washoe County, Nevada Revenue Bonds, Series 2016
3.625% due 03/01/2036	2,500	2,488

		33,639

NEW HAMPSHIRE 0.7%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	4,949	4,667

New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2025	285	284

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055 (a)	5,325	6,011

		10,962

NEW JERSEY 4.0%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (d)	12,616	11,427

New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2027	2,100	2,135

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2034	500	512

New Jersey Economic Development Authority Revenue Bonds, Series 2022
5.000% due 11/01/2036	2,500	2,780

New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2026	2,000	2,067

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009
0.000% due 12/15/2034 (c)	1,500	1,011

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,380	1,453

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	6,500	7,315
5.000% due 06/15/2037	10,985	12,325

New Jersey Turnpike Authority Revenue Bonds, Series 2017
4.000% due 01/01/2034	7,500	7,626
5.000% due 01/01/2030	2,250	2,335

South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,300	1,302

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	7,870	8,302

		60,590

NEW MEXICO 1.3%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	5,000	4,442

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	7,000	7,050

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	7,950	7,809

		19,301

86	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 15.7%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	$2,500	$2,711

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.563% due 04/25/2042 ~	5,000	5,237
4.617% due 08/25/2041 ~	6,696	6,854

Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024
4.683% due 10/25/2040	6,497	6,702

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2042	2,375	2,645

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2029	3,000	3,017

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	1,800	1,822

Nassau County, New York General Obligation Notes, Series 2016
5.000% due 04/01/2026	1,360	1,403

New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2030	2,005	2,162

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,520	1,616

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022
5.000% due 07/15/2035	5,000	5,688

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
4.900% due 11/01/2042	20,000	20,000
5.000% due 08/01/2031	5,000	5,005

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.900% due 11/01/2044	8,000	8,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,275
5.250% due 08/01/2040	4,890	5,517

New York City, New York General Obligation Bonds, Series 2015
4.900% due 06/01/2044	5,000	5,000

New York City, New York General Obligation Bonds, Series 2018
4.900% due 12/01/2047	10,000	10,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
4.650% due 06/15/2048	20,000	20,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021
5.000% due 06/15/2032	5,000	5,663

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2028	2,000	2,154

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 02/01/2040	2,450	2,701

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023
5.000% due 02/01/2039	3,000	3,367

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2037	2,000	2,295

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2036	5,000	5,780
5.000% due 11/01/2037	4,500	5,178

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	$9,525	$9,535

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2036	1,000	1,164
5.000% due 11/15/2037	1,000	1,156

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
4.000% due 05/01/2045	4,740	4,563

New York State Dormitory Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2035	12,025	13,680

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	3,500	3,551

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,219

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	4,821
4.000% due 02/15/2047	5,000	4,899

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2051	8,000	7,701

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	3,000	2,921

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (d)	6,500	6,111

New York State Urban Development Corp. Revenue Bonds, Series 2015
5.000% due 03/15/2035	2,500	2,535

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	4,900	5,636
5.000% due 03/15/2046	2,500	2,742

New York Transportation Development Corp. Revenue Notes, Series 2020
5.000% due 12/01/2026	1,070	1,104

Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	3,000	3,039

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	5,000	5,431

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2022
5.000% due 11/15/2032	4,200	4,763

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,302
5.000% due 06/01/2027	2,800	2,911

		235,576

NORTH CAROLINA 1.6%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
4.650% due 01/15/2037	17,765	17,765

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021
5.000% due 01/15/2049	2,000	2,200

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Notes, Series 2022
5.000% due 01/15/2028	1,000	1,059

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	3,000	3,003

		24,027

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2036	$1,050	$1,145

OHIO 1.9%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2035	1,000	1,071
5.000% due 06/01/2036	2,065	2,205

Butler County, Ohio Revenue Bonds, Series 2017
5.000% due 11/15/2030	1,235	1,251

Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,002

Kent State University, Ohio Revenue Bonds, Series 2022
5.000% due 05/01/2033	510	575

Northeast Ohio Medical University Revenue Notes, Series 2021
5.000% due 12/01/2029	115	120

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	3,200	2,829

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
4.850% due 01/01/2043	8,000	8,000

Ohio Water Development Authority Revenue Bonds, Series 2023
5.000% due 12/01/2038	1,250	1,433

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2023
5.000% due 12/01/2037	4,985	5,711

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2036	380	421
5.000% due 12/01/2039	430	469
5.000% due 12/01/2040	410	445
5.000% due 12/01/2041	460	496

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2031 (c)	845	640
0.000% due 12/01/2032 (c)	880	639

		29,307

OKLAHOMA 0.5%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2023
5.000% due 06/01/2036	1,850	2,106
5.000% due 06/01/2037	1,100	1,246

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2036 (a)	4,000	4,603

		7,955

OREGON 0.6%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,614
5.000% due 08/15/2036	1,500	1,611
5.000% due 08/15/2037	1,600	1,713
5.000% due 08/15/2038	1,000	1,066

Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2037 (a)	1,000	1,153
5.000% due 05/15/2038 (a)	2,250	2,583

		9,740

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	87

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 4.5%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
4.580% (MUNIPSA) due 11/15/2047 ~	$10,000	$9,977

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	2,250	2,265

Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2025	1,500	1,518

Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	2,000	2,089

Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022
5.000% due 10/01/2033	5,000	5,717

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007
4.508% (TSFR3M) due 06/01/2037 ~	4,000	3,731

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2023
4.000% due 03/01/2035	1,100	1,116

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Notes, Series 2023
4.000% due 03/01/2033	600	619

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,250	1,181
5.000% due 04/01/2043	4,500	4,631

Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
3.000% due 09/01/2029	3,500	3,336

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2042	4,060	3,944

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	5,500	5,645

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	346
5.000% due 08/15/2031	300	305
5.000% due 08/15/2033	1,000	1,017

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2029	1,250	1,306

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2036	8,170	9,053

Philadelphia, Pennsylvania General Obligation Bonds, Series 2019
5.000% due 02/01/2031	2,500	2,683

School District of Philadelphia, Pennsylvania General Obligation Bonds, Series 2019
4.000% due 09/01/2038	2,200	2,212

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2042	3,750	4,187

Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022
5.000% due 06/01/2031	1,000	1,121

		67,999

PUERTO RICO 1.7%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.245% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,252

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	26,355	6,201
4.500% due 07/01/2034	8,671	8,686
5.000% due 07/01/2058	3,000	3,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	$7,000	$6,930

		26,070

RHODE ISLAND 1.4%

Rhode Island Health and Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2037	1,000	1,100

Rhode Island Health and Educational Building Corp. Revenue Notes, Series 2024
5.000% due 05/15/2034	6,500	7,202

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,105
5.000% due 06/01/2040	2,000	2,011

		21,418

SOUTH CAROLINA 0.2%

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	2,800	3,033

SOUTH DAKOTA 0.1%

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	928

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	900	919

		1,847

TENNESSEE 1.8%

Knox County, Tennessee Health Educational & Housing Facility Board Revenue Notes, Series 2022
3.950% due 12/01/2027	3,500	3,502

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2036	760	856
5.000% due 07/01/2038	500	555

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023
4.875% due 10/01/2038	3,295	3,403

Tennergy Corp., Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	1,500	1,505

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,000	2,002

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	6,000	6,414

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,047
5.250% due 09/01/2026	1,745	1,787

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,400	3,610

		26,681

TEXAS 11.2%

Central Texas Turnpike System Revenue Bonds, (BHAC/CR/AMBAC Insured), Series 2002
0.000% due 08/15/2026 (c)	3,000	2,776

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (c)	5,000	2,762

Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 08/15/2025	2,115	2,154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	$1,350	$1,528

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2034	3,000	3,388

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2036	2,550	2,929

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	5,000	4,852

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	5,000	5,258

Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2049	3,000	3,233

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
5.000% due 12/01/2025	500	503

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	6,000	6,430

Harris County, Texas Municipal Utility District No 383, Revenue Bonds, (BAM Insured), Series 2023
5.000% due 08/15/2035	2,960	3,391

Harris County, Texas Toll Road Revenue Bonds, Series 2024
5.000% due 08/15/2037	5,000	5,752
5.000% due 08/15/2038	6,000	6,880

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036	1,540	1,722

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	3,300	3,517

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
5.000% due 02/15/2029	1,435	1,526

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,500	1,699
5.000% due 02/15/2038	2,000	2,254
5.000% due 02/15/2039	5,000	5,592

Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022
5.000% due 02/01/2030	2,290	2,506

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2040	1,250	1,398

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2042	1,335	1,304
4.000% due 05/15/2044	720	693
5.000% due 05/15/2037	950	1,067
5.000% due 05/15/2039	1,000	1,112

Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2050	2,000	2,072

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	2,000	1,952

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,875	2,925

North Texas Tollway Authority Revenue Notes, Series 2023
5.000% due 01/01/2031	4,300	4,739

Permanent University Fund - University of Texas System Revenue Bonds, Series 2023
5.000% due 07/01/2040	1,090	1,228

San Antonio Education Facilities Corp., Texas Revenue Notes, Series 2024
5.000% due 06/01/2034	11,000	12,616

88	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
1.125% due 12/01/2045	$2,500	$2,277

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2036	3,500	4,036
5.000% due 02/01/2040	4,380	4,914
5.000% due 02/01/2041	3,000	3,342

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	2,500	2,511

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 07/01/2053	5,000	5,544

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 07/01/2032	7,000	7,734

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.203% (TSFR3M) due 12/15/2026 ~	2,500	2,500

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023
5.500% due 01/01/2054	4,200	4,501

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 06/30/2037	2,950	2,970

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2040	2,000	2,250
5.000% due 03/15/2041	2,000	2,240

Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2046 (c)	2,950	1,004

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	8,400	8,740
5.000% due 10/15/2047	5,860	6,363

Texas Water Development Board Revenue Bonds, Series 2023
4.600% due 10/15/2039	2,045	2,208

Texas Water Development Board Revenue Notes, Series 2022
5.000% due 10/15/2029	1,200	1,314
5.000% due 10/15/2030	1,775	1,972

		168,178

UTAH 0.2%

Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2023
5.000% due 07/01/2036	2,500	2,823

VIRGINIA 1.0%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	3,000	3,216

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2036	925	1,013
5.000% due 07/01/2038	600	650

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020
5.000% due 07/01/2053	$6,700	$7,132

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	3,300	3,298

		15,309

WASHINGTON 1.9%

Energy Northwest, Washington Revenue Bonds, Series 2022
5.000% due 07/01/2035	3,000	3,418

Energy Northwest, Washington Revenue Bonds, Series 2023
5.000% due 07/01/2039	5,000	5,645

Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023
5.000% due 01/01/2036	1,265	1,436

Pierce County, Washington School District No 401, Peninsula General Obligation Bonds, Series 2020
4.000% due 12/01/2037	2,135	2,173

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017
4.000% due 09/01/2037	5,000	5,053

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	2,000	1,849

Washington Health Care Facilities Authority Revenue Bonds, Series 2020
5.000% due 09/01/2032	450	485

Washington State General Obligation Bonds, Series 2016
5.000% due 07/01/2033	5,000	5,108

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	4,180	3,747

		28,914

WEST VIRGINIA 0.2%

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
5.750% due 09/01/2041	2,400	2,741

WISCONSIN 2.0%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	2,250	2,259

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2030	265	268

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
4.850% due 04/01/2048	9,370	9,370

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021
4.000% due 04/01/2046	4,440	4,222

Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020
0.000% due 12/15/2028 (c)	1,075	907

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	$4,000	$3,790

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2040	2,000	1,974

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2029	1,925	2,025

Wisconsin State General Obligation Notes, Series 2022
4.300% (MUNIPSA) due 05/01/2025 ~	4,520	4,502

		29,317

Total Municipal Bonds & Notes (Cost $1,389,123)		1,408,702

U.S. GOVERNMENT AGENCIES 0.6%

Freddie Mac
3.800% due 01/01/2040	9,976	9,480

Total U.S. Government Agencies (Cost $9,575)		9,480

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041 (a)	1,000	1,004

Total Non-Agency Mortgage-Backed Securities (Cost $1,000)		1,004

SHORT-TERM INSTRUMENTS 6.7%

REPURCHASE AGREEMENTS (e) 0.0%
		639

U.S. TREASURY BILLS 6.0%
5.382% due 07/05/2024 - 09/05/2024 (b)(c)(g)	91,400	90,919

MUNICIPAL BONDS & NOTES 0.7%

Los Angeles County, California Revenue Notes, Series 2024
5.000% due 06/30/2025 (a)	9,500	9,658

Total Municipal Bonds & Notes (Cost $9,660)		9,658

Total Short-Term Instruments (Cost $101,218)		101,216

Total Investments in Securities (Cost $1,500,916)		1,520,402

Total Investments 101.0% (Cost $1,500,916)		$1,520,402

Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $0)		155

Other Assets and Liabilities, net (1.0)%		(15,225)

Net Assets 100.0%		$1,505,332

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	89

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	11/28/2023	$11,054	$11,427	0.76%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/28/2023	5,822	6,111	0.41

				$16,876	$17,538	1.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$639	U.S. Treasury Notes 4.500% due 03/31/2026	$(652)	$639	$639

Total Repurchase Agreements						$(652)	$639	$639

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$639	$0	$0	$0	$639	$(652)	$(13)

Total Borrowings and Other Financing Transactions	$639	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2024	585	$(64,341)	$(810)	$155	$0

Total Futures Contracts				$(810)	$155	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$155	$0	$155	$0	$0	$0	$0

(g)

Securities with an aggregate market value of $1,256 and cash of $1,101 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

90	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$155	$155

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$200	$200

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(810)	$(810)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$46,962	$0	$46,962
Alaska	0	6,294	0	6,294
Arizona	0	6,270	0	6,270
California	0	82,066	0	82,066
Colorado	0	40,666	0	40,666
Connecticut	0	24,085	0	24,085
Delaware	0	1,898	0	1,898
District of Columbia	0	7,356	0	7,356
Florida	0	43,265	0	43,265
Georgia	0	57,851	0	57,851
Hawaii	0	10,515	0	10,515
Idaho	0	2,521	0	2,521
Illinois	0	68,639	0	68,639
Indiana	0	22,033	0	22,033
Iowa	0	11,953	0	11,953
Kentucky	0	2,659	0	2,659
Louisiana	0	23,296	0	23,296
Maryland	0	15,604	0	15,604
Massachusetts	0	17,855	0	17,855
Michigan	0	40,784	0	40,784
Minnesota	0	3,230	0	3,230
Mississippi	0	1,467	0	1,467
Missouri	0	4,555	0	4,555
Multi-State	0	32,419	0	32,419
Nebraska	0	7,887	0	7,887
Nevada	0	33,639	0	33,639
New Hampshire	0	10,962	0	10,962
New Jersey	0	60,590	0	60,590
New Mexico	0	19,301	0	19,301
New York	0	235,576	0	235,576
North Carolina	0	24,027	0	24,027

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
North Dakota	$0	$1,145	$0	$1,145
Ohio	0	29,307	0	29,307
Oklahoma	0	7,955	0	7,955
Oregon	0	9,740	0	9,740
Pennsylvania	0	67,999	0	67,999
Puerto Rico	0	26,070	0	26,070
Rhode Island	0	21,418	0	21,418
South Carolina	0	3,033	0	3,033
South Dakota	0	1,847	0	1,847
Tennessee	0	26,681	0	26,681
Texas	0	168,178	0	168,178
Utah	0	2,823	0	2,823
Virginia	0	15,309	0	15,309
Washington	0	28,914	0	28,914
West Virginia	0	2,741	0	2,741
Wisconsin	0	29,317	0	29,317
U.S. Government Agencies	0	9,480	0	9,480
Non-Agency Mortgage-Backed Securities	0	1,004	0	1,004
Short-Term Instruments
Repurchase Agreements	0	639	0	639
U.S. Treasury Bills	0	90,919	0	90,919
Municipal Bonds & Notes	0	9,658	0	9,658

Total Investments	$0	$1,520,402	$0	$1,520,402

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$155	$0	$155

Total Financial Derivative Instruments	$0	$155	$0	$155

Totals	$0	$1,520,557	$0	$1,520,557

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	91

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.7%

Altice France SA
10.829% due 08/15/2028		$1,000	$738

Asurion LLC
9.694% due 08/19/2028		149	148

B.C. Unlimited Liability Co.
7.094% due 09/20/2030		1,100	1,099

Broadcom Inc.
TBD% due 08/14/2026 «		1,500	1,493

Caesars Entertainment Corp.
8.097% due 02/06/2031		500	501

Carnival Corp.
8.094% due 10/18/2028		192	193

Cohesity
TBD% due 03/08/2031 «µ		116	116
TBD% due 03/08/2031 «		1,100	1,100

Concentra Health Services Inc.
TBD% due 06/26/2031 «		1,000	1,005

Cotiviti, Inc.
8.579% due 05/01/2031		998	995

FinCo LLC
8.330% due 06/27/2029		99	100

Global Medical Response, Inc.
TBD% due 10/31/2028		200	194

LifePoint Health, Inc.
9.329% due 05/17/2031		800	802

Medline Borrower LP
TBD% due 10/23/2028		1,000	1,001

Modena Buyer LLC
TBD% due 04/18/2031		2,000	1,955

SLM Student Loan Trust
TBD% due 07/25/2039 •	EUR	1,409	1,412

Station Casinos LLC
7.594% due 03/14/2031		$998	998

TransDigm, Inc.
7.843% due 02/28/2031		1,097	1,101

Triton Water Holdings, Inc.
9.335% due 03/31/2028		998	1,002

Truist Insurance Holdings LLC
8.585% due 05/06/2031		1,000	1,003

UKG, Inc.
8.576% due 02/10/2031		900	905

Total Loan Participations and Assignments (Cost $17,850)			17,861

CORPORATE BONDS & NOTES 24.9%

BANKING & FINANCE 9.4%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		305	304
3.000% due 10/29/2028		1,350	1,227

Ally Financial, Inc.
5.800% due 05/01/2025		300	300
6.992% due 06/13/2029 •		900	934

American Tower Corp.
2.750% due 01/15/2027		575	540
3.650% due 03/15/2027		200	192
3.800% due 08/15/2029		1,000	930
3.900% due 05/16/2030	EUR	1,500	1,603
5.550% due 07/15/2033		$400	400

Athene Global Funding
5.339% due 01/15/2027		500	500

Banco Santander SA
3.490% due 05/28/2030		365	327

Bank of America Corp.
3.705% due 04/24/2028 •		500	479
5.202% due 04/25/2029 •		750	749
5.288% due 04/25/2034 •		1,150	1,139
5.468% due 01/23/2035 •		1,250	1,249
5.819% due 09/15/2029 •		500	511

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays PLC
5.690% due 03/12/2030 •		$625	$627
6.496% due 09/13/2027 •		300	305
7.385% due 11/02/2028 •		590	622

BGC Group, Inc.
6.600% due 06/10/2029		1,000	995

Boost Newco Borrower LLC
7.500% due 01/15/2031		900	939

BPCE SA
6.612% due 10/19/2027 •		250	254

Brandywine Operating Partnership LP
8.875% due 04/12/2029		600	626

Brookfield Finance, Inc.
4.350% due 04/15/2030		90	85

Brookfield Property REIT, Inc.
4.500% due 04/01/2027		245	228

Burford Capital Global Finance LLC
9.250% due 07/01/2031		1,120	1,180

CaixaBank SA
5.673% due 03/15/2030 •		1,250	1,245

Cantor Fitzgerald LP
7.200% due 12/12/2028		850	875

Charles Schwab Corp.
5.853% due 05/19/2034 •		430	439

CI Financial Corp.
7.500% due 05/30/2029		1,000	991

Citibank NA
5.803% due 09/29/2028		1,800	1,850

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,500	667

Credit Acceptance Corp.
6.625% due 03/15/2026		$60	60
9.250% due 12/15/2028		500	529

Credit Suisse USA, Inc.
7.125% due 07/15/2032		1,615	1,777

Crown Castle, Inc.
1.050% due 07/15/2026		475	435
5.600% due 06/01/2029		625	631

Encore Capital Group, Inc.
8.500% due 05/15/2030		800	815
9.250% due 04/01/2029		1,250	1,304

Equinix, Inc.
2.625% due 11/18/2024		245	242

Equitable Holdings, Inc.
4.350% due 04/20/2028		60	58

Everglades Re II Ltd.
16.855% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		400	398

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		1,125	1,125

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,380	1,339
7.000% due 05/01/2031		1,925	1,969

Freedom Mortgage Corp.
6.625% due 01/15/2027		60	58
12.000% due 10/01/2028		250	269

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		1,000	974
9.250% due 02/01/2029		300	300

GLP Capital LP
5.300% due 01/15/2029		130	128
5.375% due 04/15/2026		780	774

Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •		3,790	3,152
4.482% due 08/23/2028 •		300	293
5.727% due 04/25/2030 •		1,600	1,629
6.484% due 10/24/2029 •		300	313

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034 (a)		1,700	1,666

HAT Holdings LLC
3.375% due 06/15/2026		60	57
8.000% due 06/15/2027		650	677

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Host Hotels & Resorts LP
3.500% due 09/15/2030		$100	$88

HSBC Holdings PLC
4.755% due 06/09/2028 •		1,625	1,598
5.546% due 03/04/2030 •		1,300	1,303

Hudson Pacific Properties LP
5.950% due 02/15/2028		675	575

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		300	254

Jane Street Group
7.125% due 04/30/2031		1,100	1,129

JPMorgan Chase & Co.
5.040% due 01/23/2028 •		1,000	995
5.336% due 01/23/2035 •		1,250	1,243
5.350% due 06/01/2034 •		1,800	1,793
5.581% due 04/22/2030 •		2,000	2,032
6.070% due 10/22/2027 •		500	509

KBC Group NV
5.796% due 01/19/2029 •		350	353

Kilroy Realty LP
6.250% due 01/15/2036		400	380

Ladder Capital Finance Holdings LLLP
7.000% due 07/15/2031 (a)		1,200	1,211

Lazard Group LLC
6.000% due 03/15/2031		1,000	1,012

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		90	84

Lloyds Banking Group PLC
5.679% due 01/05/2035 •		1,600	1,595

Mitsubishi UFJ Financial Group, Inc.
5.406% due 04/19/2034 •		465	468

Morgan Stanley
3.125% due 07/27/2026		250	239
3.955% due 03/21/2035 •	EUR	1,000	1,065
5.164% due 04/20/2029 •		$718	716
5.173% due 01/16/2030 •		1,250	1,247
5.250% due 04/21/2034 •		950	936
5.831% due 04/19/2035 •		1,500	1,538
6.407% due 11/01/2029 •		500	522

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		245	230
7.125% due 02/01/2032		1,600	1,611

Nationwide Building Society
6.557% due 10/18/2027 •		250	255

NatWest Group PLC
5.778% due 03/01/2035 •		1,300	1,305
5.808% due 09/13/2029 •		685	694
6.016% due 03/02/2034 •		300	307

Newmark Group, Inc.
7.500% due 01/12/2029		725	746

Nomura Holdings, Inc.
5.783% due 07/03/2034 (a)		2,200	2,194

OneMain Finance Corp.
3.500% due 01/15/2027		975	914
7.500% due 05/15/2031		1,000	1,013
9.000% due 01/15/2029		335	354

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (b)		1,300	850

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		155	145
7.125% due 11/15/2030		1,000	998
7.875% due 12/15/2029		350	361

Piedmont Operating Partnership LP
6.875% due 07/15/2029		1,000	988

Realty Income Corp.
3.250% due 01/15/2031		360	319

Sammons Financial Group, Inc.
6.875% due 04/15/2034		600	616

Santander Holdings USA, Inc.
6.174% due 01/09/2030 •		500	504

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		800	756
6.534% due 01/10/2029 •		700	720

92	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Corp.
3.125% due 11/02/2026	$850	$793

Synchrony Bank
5.400% due 08/22/2025	185	184

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «	1,000	964

UBS Group AG
4.988% due 08/05/2033 •	200	191
5.699% due 02/08/2035 •	1,325	1,324
6.442% due 08/11/2028 •	550	564
6.537% due 08/12/2033 •	60	63

UniCredit SpA
7.296% due 04/02/2034 •	300	306

VFH Parent LLC
7.500% due 06/15/2031	1,000	1,006

VICI Properties LP
4.950% due 02/15/2030	600	579
5.750% due 04/01/2034	1,325	1,313

Wells Fargo & Co.
5.198% due 01/23/2030 •	1,250	1,245
5.389% due 04/24/2034 •	1,020	1,009
5.574% due 07/25/2029 •	1,200	1,211

Weyerhaeuser Co.
7.375% due 03/15/2032	190	212

Willis North America, Inc.
4.650% due 06/15/2027	60	59

		94,072

INDUSTRIALS 14.0%

AAR Escrow Issuer LLC
6.750% due 03/15/2029	850	867

AbbVie, Inc.
3.200% due 11/21/2029	1,675	1,537

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029	365	347

Air Canada Pass-Through Trust
3.300% due 07/15/2031	1,236	1,132
3.600% due 09/15/2028	359	341

Altice France SA
5.500% due 10/15/2029	1,360	898

Amer Sports Co.
6.750% due 02/16/2031	775	774

American Airlines Pass-Through Trust
3.200% due 12/15/2029	150	139
3.600% due 03/22/2029	311	295
3.650% due 08/15/2030	861	814

American Airlines, Inc.
5.500% due 04/20/2026	183	182

Amgen, Inc.
5.150% due 03/02/2028	1,000	1,000

Ashtead Capital, Inc.
5.800% due 04/15/2034	800	794

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	750	740

Axalta Coating Systems LLC
3.375% due 02/15/2029	685	614

B.C. Unlimited Liability Co.
3.500% due 02/15/2029	1,120	1,018
4.000% due 10/15/2030	790	696

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028	250	256

Becton Dickinson & Co.
1.957% due 02/11/2031	60	49
5.110% due 02/08/2034	950	936

Berry Global, Inc.
5.650% due 01/15/2034	400	391

Block, Inc.
6.500% due 05/15/2032	2,000	2,029

Boeing Co.
2.196% due 02/04/2026	400	376
3.250% due 02/01/2028	675	618
3.625% due 02/01/2031	300	263
5.150% due 05/01/2030	900	865

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.930% due 05/01/2060		$800	$716
6.528% due 05/01/2034		800	820
6.858% due 05/01/2054		600	616

Boston Scientific Corp.
2.650% due 06/01/2030		60	53

British Airways Pass-Through Trust
3.300% due 06/15/2034		141	127
4.250% due 05/15/2034		1,445	1,358

Broadcom Corp.
3.500% due 01/15/2028		100	95

Broadcom, Inc.
2.450% due 02/15/2031		300	253
3.187% due 11/15/2036		620	491
4.926% due 05/15/2037		520	489

Camelot Finance SA
4.500% due 11/01/2026		120	116

Capstone Borrower, Inc.
8.000% due 06/15/2030		600	620

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028		1,100	1,022

Carnival Corp.
4.000% due 08/01/2028		2,200	2,067

CDW LLC
3.569% due 12/01/2031		1,605	1,403

Centene Corp.
3.000% due 10/15/2030		3,425	2,931

CGI, Inc.
1.450% due 09/14/2026		400	366

Charter Communications Operating LLC
2.250% due 01/15/2029		1,000	855
2.800% due 04/01/2031		100	82
3.850% due 04/01/2061		1,660	970
3.950% due 06/30/2062		350	208

Chobani LLC
7.625% due 07/01/2029		500	516

Churchill Downs, Inc.
5.500% due 04/01/2027		60	59

Cloud Software Group, Inc.
6.500% due 03/31/2029		650	625

CMA CGM SA
5.500% due 07/15/2029 (a)	EUR	1,000	1,071

Cogent Communications Group, Inc.
7.000% due 06/15/2027		$90	89

Concentra Escrow Issuer Corp.
6.875% due 07/15/2032 (a)		1,000	1,014

Constellation Brands, Inc.
2.250% due 08/01/2031		475	390
3.150% due 08/01/2029		450	408
3.600% due 02/15/2028		200	190

Coty, Inc.
5.000% due 04/15/2026		152	150

Cougar JV Subsidiary LLC
8.000% due 05/15/2032		500	517

CQP Holdco LP
5.500% due 06/15/2031		1,500	1,423

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		1,110	1,002

CVS Health Corp.
4.300% due 03/25/2028		630	608

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		647	588

Directv Financing LLC
8.875% due 02/01/2030		400	392

Elevance Health, Inc.
1.500% due 03/15/2026		725	680

Emrld Borrower LP
6.750% due 07/15/2031 (a)		1,000	1,013

Enbridge, Inc.
5.700% due 03/08/2033		590	595

Energy Transfer LP
3.750% due 05/15/2030		675	621
6.550% due 12/01/2033		1,000	1,060

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eni SpA
5.500% due 05/15/2034		$1,000	$991

EnLink Midstream LLC
6.500% due 09/01/2030		300	307

Entergy Louisiana LLC
4.000% due 03/15/2033		495	446
5.350% due 03/15/2034		625	621

Enterprise Products Operating LLC
2.800% due 01/31/2030		400	357

EQM Midstream Partners LP
4.500% due 01/15/2029		172	162

ESAB Corp.
6.250% due 04/15/2029		500	504

Essent Group Ltd.
6.250% due 07/01/2029 (a)		2,000	2,000

First Student Bidco, Inc.
4.000% due 07/31/2029		350	316

Fiserv, Inc.
5.450% due 03/15/2034		800	795

Flutter Treasury Designated Activity Co.
5.000% due 04/29/2029	EUR	1,000	1,089

Ford Motor Co.
3.250% due 02/12/2032		$185	153
5.291% due 12/08/2046		200	175

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031		1,000	1,026

Garda World Security Corp.
4.625% due 02/15/2027		90	86

Gartner, Inc.
3.750% due 10/01/2030		1,035	929

GFL Environmental, Inc.
4.000% due 08/01/2028		60	56

Global Payments, Inc.
1.200% due 03/01/2026		300	279
2.650% due 02/15/2025		90	88
5.400% due 08/15/2032		1,375	1,348

goeasy Ltd.
7.625% due 07/01/2029		550	561
9.250% due 12/01/2028		250	266

Graphic Packaging International LLC
3.750% due 02/01/2030		1,100	984

GXO Logistics, Inc.
6.250% due 05/06/2029		1,000	1,018

HCA, Inc.
3.625% due 03/15/2032		1,325	1,168

HEICO Corp.
5.250% due 08/01/2028		250	250

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		114	99

Hologic, Inc.
3.250% due 02/15/2029		700	629

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		600	610
8.875% due 07/15/2028		150	159

Howmet Aerospace, Inc.
5.950% due 02/01/2037		425	438
6.750% due 01/15/2028		60	63

Imola Merger Corp.
4.750% due 05/15/2029		1,300	1,216

IPD 3 BV
7.085% due 06/15/2031 •	EUR	1,000	1,071

IQVIA, Inc.
5.000% due 05/15/2027		$280	273
5.700% due 05/15/2028		60	61
6.250% due 02/01/2029		850	874

Jazz Securities DAC
4.375% due 01/15/2029		260	242

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,585	1,372
4.000% due 05/15/2034		742	696

Kodiak Gas Services LLC
7.250% due 02/15/2029		750	769

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	93

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LABL, Inc.
6.750% due 07/15/2026	$625	$618

Las Vegas Sands Corp.
3.500% due 08/18/2026	2,800	2,673
3.900% due 08/08/2029	2,175	1,991

Legacy LifePoint Health LLC
4.375% due 02/15/2027	120	115

LifePoint Health, Inc.
11.000% due 10/15/2030	775	855

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	1,000	931

Marvell Technology, Inc.
5.750% due 02/15/2029	1,100	1,124

Masterbrand, Inc.
7.000% due 07/15/2032	1,000	1,012

Matador Resources Co.
6.500% due 04/15/2032	1,000	1,001

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	425	434

Medline Borrower LP
6.250% due 04/01/2029	1,850	1,873

MGM China Holdings Ltd.
7.125% due 06/26/2031	1,100	1,107

Molina Healthcare, Inc.
3.875% due 05/15/2032	1,200	1,041

Mondelez International, Inc.
2.625% due 03/17/2027	60	56

MPH Acquisition Holdings LLC
5.500% due 09/01/2028	240	181

MPLX LP
1.750% due 03/01/2026	460	432

National Football League
5.480% due 10/05/2028 «(f)	1,600	1,598

NCL Corp. Ltd.
5.875% due 02/15/2027	60	59
8.125% due 01/15/2029	200	210

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	185	178

Netflix, Inc.
4.375% due 11/15/2026	465	457

New Fortress Energy, Inc.
8.750% due 03/15/2029	750	685

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028	200	207

NextEra Energy Operating Partners LP
4.500% due 09/15/2027	800	758
7.250% due 01/15/2029	650	667

Noble Finance LLC
8.000% due 04/15/2030	300	312

NXP BV
2.500% due 05/11/2031	1,350	1,132
3.875% due 06/18/2026	245	238

Occidental Petroleum Corp.
6.450% due 09/15/2036	1,000	1,045
8.875% due 07/15/2030	625	720

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	290	264
7.250% due 06/15/2031	1,000	995
9.750% due 11/15/2028	100	106

Oracle Corp.
2.300% due 03/25/2028	700	633

Organon & Co.
4.125% due 04/30/2028	1,000	930
6.750% due 05/15/2034	500	500
7.875% due 05/15/2034	750	772

Perenti Finance Pty. Ltd.
7.500% due 04/26/2029	600	612

PetSmart, Inc.
4.750% due 02/15/2028	550	512

Post Holdings, Inc.
4.625% due 04/15/2030	200	184

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	400	433

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rand Parent LLC
8.500% due 02/15/2030	$260	$263

Resorts World Las Vegas LLC
4.625% due 04/16/2029	200	180

Rivian Holdings LLC
11.310% due 10/15/2026 •	1,300	1,318

Rogers Communications, Inc.
2.950% due 03/15/2025	60	59

Rolls-Royce PLC
5.750% due 10/15/2027	1,325	1,332

Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028	850	840
9.250% due 01/15/2029	675	721

Royalty Pharma PLC
1.200% due 09/02/2025	155	147

RTX Corp.
3.500% due 03/15/2027	60	58

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	600	576

Santos Finance Ltd.
6.875% due 09/19/2033	300	318

Seadrill Finance Ltd.
8.375% due 08/01/2030	1,000	1,046

Seagate HDD Cayman
8.250% due 12/15/2029	60	64
9.625% due 12/01/2032	500	571

Sensata Technologies BV
4.000% due 04/15/2029	220	202

Sensata Technologies, Inc.
4.375% due 02/15/2030	475	437

Sirius XM Radio, Inc.
3.875% due 09/01/2031	155	127
5.000% due 08/01/2027	100	96

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028	300	310

Southern Co.
3.250% due 07/01/2026	200	192

Spirit AeroSystems, Inc.
9.375% due 11/30/2029	250	269
9.750% due 11/15/2030	300	331

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	673	594
4.100% due 10/01/2029	485	455

SS&C Technologies, Inc.
6.500% due 06/01/2032	1,500	1,514

Stagwell Global LLC
5.625% due 08/15/2029	200	185

Standard Industries, Inc.
4.375% due 07/15/2030	1,025	927

Star Parent, Inc.
9.000% due 10/01/2030	250	263

Stryker Corp.
1.950% due 06/15/2030	60	51

Sysco Corp.
3.300% due 07/15/2026	60	58

T-Mobile USA, Inc.
3.750% due 04/15/2027	555	534
3.875% due 04/15/2030	1,425	1,332

Tapestry, Inc.
7.700% due 11/27/2030	600	627

Time Warner Cable LLC
4.500% due 09/15/2042	300	220

TopBuild Corp.
4.125% due 02/15/2032	335	295

TransDigm, Inc.
7.125% due 12/01/2031	325	335

Transocean Aquila Ltd.
8.000% due 09/30/2028	250	254

Transocean Titan Financing Ltd.
8.375% due 02/01/2028	185	191

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	662	647
4.625% due 12/03/2026	1,204	1,191

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Foods, Inc.
4.750% due 02/15/2029		$215	$204

UKG, Inc.
6.875% due 02/01/2031		500	507

United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,939	1,682
3.500% due 09/01/2031		882	816
5.875% due 04/15/2029		160	160

United Airlines, Inc.
4.625% due 04/15/2029		300	280

Valaris Ltd.
8.375% due 04/30/2030		490	508

Vale Overseas Ltd.
3.750% due 07/08/2030		1,260	1,134
6.400% due 06/28/2054		1,000	990

Vallourec SACA
7.500% due 04/15/2032		600	622

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		1,075	917

Venture Global LNG, Inc.
8.375% due 06/01/2031		2,050	2,128

Viking Cruises Ltd.
9.125% due 07/15/2031		75	81

Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031		830	690
5.625% due 04/15/2032	EUR	1,000	1,043

VMware, Inc.
1.400% due 08/15/2026		$60	55
2.200% due 08/15/2031		4,000	3,252

VOC Escrow Ltd.
5.000% due 02/15/2028		155	150

Wand NewCo 3, Inc.
7.625% due 01/30/2032		1,000	1,034

Western Digital Corp.
2.850% due 02/01/2029		219	190
4.750% due 02/15/2026		147	144

Western Midstream Operating LP
3.100% due 02/01/2025		60	59

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026		60	57

WMG Acquisition Corp.
3.000% due 02/15/2031		735	634

Wynn Las Vegas LLC
5.250% due 05/15/2027		345	337

Wynn Resorts Finance LLC
7.125% due 02/15/2031		500	519

Yinson Boronia Production BV
8.947% due 07/31/2042		1,000	1,011

ZF North America Capital, Inc.
6.750% due 04/23/2030		750	765
6.875% due 04/23/2032		750	776
7.125% due 04/14/2030		90	93

Zoetis, Inc.
5.600% due 11/16/2032		500	512

			141,318

UTILITIES 1.5%

AES Corp.
5.450% due 06/01/2028		310	309

Antero Midstream Partners LP
5.750% due 03/01/2027		260	258
6.625% due 02/01/2032		400	404

AT&T, Inc.
1.650% due 02/01/2028		1,380	1,226

Berkshire Hathaway Energy Co.
3.700% due 07/15/2030		200	186

Calpine Corp.
4.500% due 02/15/2028		300	285

Clearway Energy Operating LLC
3.750% due 02/15/2031		185	162

Constellation Energy Generation LLC
3.250% due 06/01/2025		120	117

94	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Electricite de France SA
4.875% due 09/21/2038	$100	$90
6.000% due 04/22/2064	1,000	931
9.125% due 03/15/2033 •(d)	120	131

Exelon Corp.
3.400% due 04/15/2026	305	295

FirstEnergy Corp.
2.250% due 09/01/2030	90	75
3.400% due 03/01/2050	650	435

Georgia Power Co.
4.950% due 05/17/2033	90	88
5.250% due 03/15/2034	500	499

MidAmerican Energy Co.
3.650% due 04/15/2029	335	317

ONEOK, Inc.
5.200% due 07/15/2048	100	89

Pacific Gas & Electric Co.
3.300% due 12/01/2027	600	560
4.550% due 07/01/2030	365	346
5.800% due 05/15/2034	2,025	2,013
6.950% due 03/15/2034	250	269

PacifiCorp
5.300% due 02/15/2031	500	499
5.500% due 05/15/2054	390	363

Southern California Edison Co.
5.200% due 06/01/2034	925	904
5.875% due 12/01/2053	585	584

Sprint Capital Corp.
6.875% due 11/15/2028	600	636
8.750% due 03/15/2032	500	602

Tallgrass Energy Partners LP
6.000% due 12/31/2030	545	508
7.375% due 02/15/2029	500	503

Targa Resources Partners LP
5.000% due 01/15/2028	60	59

Yinson Production Financial Services Pte Ltd.
9.625% due 05/03/2029	1,000	997

		14,740

Total Corporate Bonds & Notes (Cost $247,544)		250,130

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.0%

California State General Obligation Bonds, Series 2023
5.125% due 03/01/2038	155	154

California State University Revenue Bonds, Series 2020
2.975% due 11/01/2051	215	147

		301

IOWA 0.3%

Iowa Finance Authority Revenue Notes, Series 2024
5.000% due 08/01/2034	2,200	2,571

Total Municipal Bonds & Notes (Cost $2,863)		2,872

U.S. GOVERNMENT AGENCIES 42.1%

Uniform Mortgage-Backed Security
6.000% due 10/01/2053	169	170

Uniform Mortgage-Backed Security, TBA
4.500% due 07/01/2054 - 08/01/2054	67,800	63,926
5.000% due 07/01/2054 - 09/01/2054	76,350	73,798
5.500% due 07/01/2054 - 08/01/2054	169,230	166,909
6.000% due 08/01/2054	118,190	118,481

Total U.S. Government Agencies (Cost $423,449)		423,284

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 9.8%

U.S. Treasury Bonds
4.375% due 08/15/2043		$1,041	$1,005

U.S. Treasury Inflation Protected Securities (c)
1.125% due 01/15/2033		1,368	1,267
1.250% due 04/15/2028		2,927	2,828
1.750% due 01/15/2034		29,883	29,011
2.125% due 04/15/2029 (h)		52,098	52,175

U.S. Treasury Notes
3.625% due 05/31/2028 (j)(l)		12,388	12,036

Total U.S. Treasury Obligations (Cost $98,142)			98,322

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.9%

American Home Mortgage Assets Trust
6.073% due 11/25/2046 •		502	125

Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ		2,325	2,255
5.985% due 01/25/2069 þ		1,899	1,892
6.197% due 01/25/2069 þ		3,847	3,852
6.500% due 12/25/2067 þ		859	863

Avon Finance PLC
6.134% due 12/28/2049 •	GBP	867	1,096

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «		$2,790	2,055

Banc of America Alternative Loan Trust
5.707% due 10/25/2036 ~		4,051	1,175
6.359% due 10/25/2036 þ		5,316	1,544

Benchmark Mortgage Trust
2.732% due 02/15/2053		1,400	1,227
3.944% due 07/15/2051		1,300	1,232

BINOM Securitization Trust
4.441% due 08/25/2057 ~		6,263	5,941

BX Trust
6.342% due 02/15/2039 •		237	235

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,052	930
3.250% due 03/25/2064 ~		3,893	3,401
3.250% due 08/25/2064 ~		4,965	4,325
3.250% due 09/25/2064 ~		8,700	7,623

CIM Trust
3.250% due 10/25/2058 ~		1,189	1,054
6.639% due 12/25/2067 þ		433	433

COLT Mortgage Loan Trust
5.162% due 04/25/2067 þ		754	742
6.393% due 06/25/2069 þ		4,590	4,622
6.421% due 05/25/2069 þ		1,976	1,991

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		10,974	9,590
3.650% due 07/25/2058 ~		727	701

Cross Mortgage Trust
6.093% due 04/25/2069 þ		978	977
6.147% due 07/25/2069 þ		4,300	4,312
6.272% due 06/25/2069 þ		5,540	5,558
6.615% due 03/25/2068 þ		422	425

DC Commercial Mortgage Trust
6.314% due 09/12/2040		500	513

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.940% due 12/25/2036 •		19,563	4,057

GCAT Trust
4.250% due 05/25/2067 ~		3,033	2,807
6.007% due 01/25/2059 þ		915	914
6.085% due 06/25/2059 þ		2,907	2,912

HarborView Mortgage Loan Trust
6.073% due 11/19/2035 •		1,569	1,028
6.133% due 06/20/2035 •		3,977	3,628

ILPT Commercial Mortgage Trust
7.574% due 10/15/2039 •		1,878	1,870

Independence Plaza Trust
3.763% due 07/10/2035		1,000	956

JP Morgan Chase Commercial Mortgage Securities Trust
6.426% due 02/15/2035 •		848	844

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		$1,799	$1,719
5.250% due 11/25/2063 ~		453	445
5.990% due 07/25/2064 ~		982	982

MFA Trust
6.105% due 12/25/2068 þ		2,456	2,463
6.775% due 10/25/2058 þ		1,147	1,153

New York Mortgage Trust
3.750% due 02/25/2068 ~		965	890

NLT Trust
3.200% due 10/25/2062 ~		3,600	3,190

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.978% due 08/25/2036 ~		9,547	2,721

OBX Trust
3.564% due 03/25/2053 ~		1,410	1,368
3.601% due 04/25/2053 ~		1,886	1,812
5.878% due 12/25/2063 þ		9,269	9,260
6.233% due 05/25/2064 þ		3,472	3,490
6.465% due 10/25/2063 þ		921	926
6.520% due 07/25/2063 þ		409	411
6.567% due 06/25/2063 þ		408	411
6.844% due 04/25/2063 þ		1,056	1,070
7.159% due 10/25/2063 þ		1,750	1,785

OPEN Trust
8.418% due 10/15/2028 •		632	641

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.225% due 11/25/2035 •		3,184	2,950

PRKCM Trust
6.431% due 05/25/2059 þ		2,466	2,477
6.584% due 09/25/2058 þ		854	858
7.225% due 11/25/2058 þ		914	931

PRPM LLC
3.750% due 03/25/2054 þ		962	919
4.000% due 11/25/2053 þ		1,072	1,033
4.000% due 01/25/2054 þ		1,905	1,829
4.000% due 05/25/2054 þ		1,000	961
4.200% due 12/25/2064 þ		2,815	2,707
6.265% due 12/25/2068 þ		3,862	3,866
6.327% due 06/25/2069 þ		3,300	3,310
6.959% due 02/25/2029 þ		1,898	1,907

PRPM Trust
6.221% due 11/25/2068 þ		1,923	1,922
6.250% due 08/25/2068 þ		929	925

RCKT Mortgage Trust
6.141% due 04/25/2044 ~		4,795	4,794
6.147% due 06/25/2044 þ		9,932	10,002

Residential Accredit Loans, Inc. Trust
6.500% due 09/25/2037		5,817	4,586

SMRT Commercial Mortgage Trust
6.329% due 01/15/2039 •		1,500	1,482

Starwood Mortgage Trust
6.543% due 04/15/2034 •		855	848

Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	4,000	5,064

Towd Point Mortgage Trust
2.750% due 07/25/2057 ~		$318	314
3.750% due 04/25/2057 ~		1,500	1,443
6.460% due 10/25/2048 •		873	887

Tower Bridge Funding PLC
0.000% due 05/20/2066 •	GBP	3,900	4,949

Trinity Square PLC
0.000% due 07/15/2059 ~		1,000	1,263

Verus Securitization Trust
3.417% due 01/25/2060 þ		$376	361
5.811% due 05/25/2068 þ		1,779	1,770
5.999% due 02/25/2068 þ		948	943
6.116% due 03/25/2069 þ		11,466	11,471
6.192% due 06/25/2069 þ		5,800	5,820
6.193% due 03/25/2068 þ		384	384
6.218% due 06/25/2069 þ		5,712	5,737
6.259% due 12/25/2068 þ		8,758	8,791
6.338% due 04/25/2069 þ		4,023	4,045
6.443% due 08/25/2068 þ		1,035	1,036
6.665% due 09/25/2068 þ		1,079	1,088

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	95

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.876% due 11/25/2068 ~		$1,409	$1,433
7.070% due 10/25/2068 þ		882	897

Visio Trust
6.598% due 10/25/2058 þ		939	941

WaMu Mortgage Pass-Through Certificates Trust
5.014% due 01/25/2036 ~		5,706	5,308
6.320% due 10/25/2045 •		2,210	2,093

Wells Fargo Commercial Mortgage Trust
2.892% due 08/15/2052		1,400	1,241
3.640% due 12/15/2059		500	477

WSTN Trust
6.518% due 07/05/2037 ~		400	402

Total Non-Agency Mortgage-Backed Securities (Cost $239,418)			240,907

ASSET-BACKED SECURITIES 37.9%

37 Capital CLO Ltd.
7.167% due 01/15/2034 •		1,700	1,707

522 Funding CLO Ltd.
6.666% due 04/20/2030 •		567	568

ACE Securities Corp. Home Equity Loan Trust
5.820% due 07/25/2037 •		30,378	7,810
7.710% due 08/25/2045 •		7,700	6,557

ACHV ABS Trust
5.900% due 04/25/2031		946	948

Allegro CLO Ltd.
6.557% due 10/16/2031 •		1,000	1,000

Ally Bank Auto Credit-Linked Notes Trust
5.827% due 05/17/2032		1,100	1,100
6.022% due 05/17/2032		1,100	1,101
6.315% due 05/17/2032		500	501

American Money Management Corp. CLO Ltd.
6.537% due 11/10/2030 •		788	789

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.405% due 07/25/2035 •		280	277
6.510% due 08/25/2035 •		1,922	1,877

Anchorage Capital CLO Ltd.
6.985% due 04/20/2037 •		1,500	1,506

AREIT LLC
7.441% due 08/17/2041 •		493	495

AREIT Trust
6.523% due 11/17/2038 •		1,080	1,075

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.920% due 01/25/2036 •		384	360

Ascent Education Funding Trust
6.140% due 10/25/2050		2,167	2,186

Asset-Backed Securities Corp. Home Equity Loan Trust
7.485% due 05/25/2035 •		2,778	2,288

Avis Budget Rental Car Funding AESOP LLC
5.200% due 10/20/2027		500	498
5.360% due 06/20/2030		2,000	1,995
5.900% due 08/21/2028		1,200	1,216

Barings CLO Ltd.
6.576% due 01/20/2031 •		1,773	1,775

Barings Euro CLO DAC
4.862% due 07/25/2035 •	EUR	2,000	2,139

Bear Stearns Asset-Backed Securities Trust
6.037% due 03/25/2035 •		$1,559	1,551

Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		277	278

BlueMountain CLO Ltd.
6.522% due 11/15/2030 •		1,853	1,856

BlueMountain Fuji EUR CLO DAC
4.816% due 01/15/2033 •	EUR	6,000	6,400

Carlyle Global Market Strategies Euro CLO DAC
4.883% due 01/16/2033 •		500	535

Carlyle U.S. CLO Ltd.
6.750% due 10/15/2035 •		$1,200	1,203

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carvana Auto Receivables Trust
5.670% due 09/10/2030		$6,250	$6,267
5.820% due 09/10/2030		3,750	3,762

Chase Funding Trust
5.920% due 12/25/2033 •		1,082	1,049

CIFC Funding Ltd.
6.535% due 10/24/2030 •		190	190
6.696% due 01/22/2031 •		943	945

Citicorp Residential Mortgage Trust
4.583% due 07/25/2036 þ		7,347	6,875

Citigroup Mortgage Loan Trust
5.860% due 11/25/2046 •		503	485

College Avenue Student Loans LLC
6.560% due 07/25/2051 •		2,697	2,683
6.860% due 12/28/2048 •		1,559	1,560

Contego CLO DAC
4.726% due 01/15/2031	EUR	9,015	9,652

Countrywide Asset-Backed Certificates Trust
5.456% due 07/25/2035 ~		$1,059	1,042
7.635% due 12/25/2034 •		3,471	3,082

CPS Auto Receivables Trust
5.650% due 05/15/2028		1,650	1,648
5.740% due 04/15/2030		1,500	1,499

CRB Securitization Trust
6.960% due 10/20/2033		338	340

Cumulus Static CLO DAC
5.025% due 11/15/2033 •	EUR	1,000	1,070
5.499% due 04/25/2033 •		1,400	1,500

Drive Auto Receivables Trust
5.310% due 01/16/2029		$3,000	2,988

Dryden Euro CLO DAC
4.904% due 10/18/2034 •	EUR	7,000	7,485
5.104% due 04/18/2035 •		6,000	6,401

ECMC Group Student Loan Trust
6.600% due 11/25/2069 •		$975	977

Elevation CLO Ltd.
6.870% due 07/15/2029 •		20	20

Equifirst Loan Securitization Trust
5.720% due 04/25/2037 •		5,000	3,702

Exeter Automobile Receivables Trust
5.410% due 05/15/2030		1,500	1,493

FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,000	1,003
5.540% due 04/16/2029		2,800	2,806

FHF Issuer Trust
5.690% due 02/15/2030		3,000	2,998
5.890% due 06/15/2030		3,500	3,509

Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	3,000	2,213
5.053% due 07/15/2028		3,000	2,202

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		$1,988	1,982
5.550% due 05/15/2029		1,000	995

Galaxy CLO Ltd.
6.608% due 05/16/2031 •		507	508

GLS Auto Receivables Issuer Trust
5.240% due 03/15/2030		2,456	2,446
5.490% due 07/17/2028		3,000	2,993
5.770% due 11/15/2028		7,000	7,017

GLS Auto Select Receivables Trust
5.640% due 06/17/2030		3,250	3,265
5.640% due 08/15/2030 (a)		800	801
5.920% due 08/15/2030 (a)		1,000	1,002

GoldenTree Loan Management U.S. CLO Ltd.
6.995% due 01/20/2034 •		1,000	1,007

Golub Capital Partners Static Ltd.
6.557% due 04/20/2033 •		2,000	1,998

GSAA Home Equity Trust
5.560% due 05/25/2037 •		8,199	2,883

GSAMP Trust
5.640% due 06/25/2036 •		865	472
6.195% due 09/25/2035 •		1,662	1,613

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest CLO DAC
4.846% due 01/15/2034 •	EUR	10,000	$10,724

Hayfin Emerald CLO
4.946% due 10/15/2034 •		5,000	5,347

HSI Asset Securitization Corp. Trust
5.720% due 12/25/2036 •		$5,226	2,042

Invesco Euro CLO DAC
4.976% due 01/15/2034 •	EUR	10,000	10,649

IXIS Real Estate Capital Trust
6.060% due 03/25/2036 •		$156	81

JP Morgan Mortgage Acquisition Trust
4.609% due 11/25/2036 •		1,290	1,128

KKR CLO Ltd.
6.757% due 02/09/2035 •		2,000	1,996

KREF Ltd.
6.789% due 02/17/2039 •		1,000	999

LCM LP
6.720% due 10/15/2031 •		804	805

Lendmark Funding Trust
5.530% due 06/21/2032		3,100	3,112

LoanCore Issuer Ltd.
6.743% due 07/15/2036 •		1,217	1,215
6.883% due 01/17/2037 •		997	998

Long Beach Mortgage Loan Trust
6.210% due 02/25/2034 •		1,295	1,267

Madison Park Funding Ltd.
6.507% due 10/18/2030 •		3,916	3,920
6.526% due 10/21/2030 •		479	480

Magnetite Ltd.
6.479% due 10/15/2031 •		2,712	2,715

Marathon CLO Ltd.
6.534% due 04/15/2032 •		4,000	4,004

Merrill Lynch First Franklin Mortgage Loan Trust
5.720% due 06/25/2037 •		1,611	1,566
5.960% due 06/25/2037 «•		296	282

MF1 LLC
7.076% due 03/19/2039 •		2,000	1,998

MidOcean Credit CLO
6.706% due 04/21/2031 •		706	707

Morgan Stanley ABS Capital, Inc. Trust
6.080% due 12/25/2035 •		369	358
6.360% due 05/25/2034 •		6,897	6,628

Nassau Ltd.
6.840% due 01/15/2030 •		389	389

Navient Student Loan Trust
6.350% due 08/26/2069 •		964	964

Nelnet Student Loan Trust
6.640% due 02/20/2041		378	378
7.533% due 02/20/2041 •		378	378

Neuberger Berman CLO Ltd.
6.510% due 10/15/2029 •		812	814

OCP CLO Ltd.
6.706% due 07/20/2029 •		168	168

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029		4,000	3,998

Oportun Issuance Trust
6.334% due 04/08/2031		1,323	1,324

OZLM Ltd.
6.475% due 07/20/2030 •		1,000	1,001

Pagaya AI Debt Selection Trust
6.093% due 11/15/2031		2,200	2,201
6.258% due 10/15/2031		3,742	3,745
6.278% due 10/15/2031		2,700	2,703
6.660% due 07/15/2031		2,531	2,543
7.037% due 03/15/2030 ~		1,079	1,083
7.128% due 06/16/2031		288	289
7.228% due 07/15/2031		362	363
7.299% due 06/16/2031		998	1,010
7.625% due 04/15/2031		1,100	1,107
7.656% due 05/15/2030		1,000	1,006
8.121% due 12/16/2030 ~		886	894
8.388% due 07/15/2030 ~		1,094	1,108
9.099% due 04/15/2031		1,000	1,023

96	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.435% due 07/15/2030		$2,200	$2,246
9.570% due 12/16/2030		2,699	2,769

PRET LLC
7.143% due 03/25/2054 þ		4,744	4,737

Race Point CLO Ltd.
6.627% due 02/20/2030 •		943	944

Rad CLO Ltd.
0.000% due 04/25/2032 •		4,000	4,008

Reach ABS Trust
6.290% due 02/18/2031		950	950
6.300% due 02/18/2031		2,006	2,011

Regatta Funding Ltd.
6.523% due 10/25/2031 •		4,000	4,006

Regional Management Issuance Trust
5.830% due 07/15/2036		1,500	1,508

Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032		2,480	2,493
7.130% due 01/26/2032		990	996

Residential Asset Securities Corp. Trust
7.485% due 03/25/2035 •		669	605

Rockford Tower Europe CLO DAC
5.220% due 04/24/2037 •	EUR	4,700	5,038

Santander Drive Auto Receivables Trust
5.450% due 03/15/2030		$1,295	1,293
5.470% due 12/16/2030		7,000	6,998
6.400% due 03/17/2031		500	514
6.430% due 02/18/2031		500	515

Saxon Asset Securities Trust
5.560% due 05/25/2047 •		186	130
5.860% due 09/25/2047 •		639	592
5.955% due 03/25/2036 •		6,050	4,390

SCCU Auto Receivables Trust
5.700% due 10/16/2028		2,600	2,617

Securitized Asset-Backed Receivables LLC Trust
5.720% due 01/25/2037 •		828	778
5.880% due 12/25/2036 •		3,711	1,752

SLM Student Loan Trust
4.282% due 10/25/2039 •	EUR	1,371	1,384

SMB Private Education Loan Trust
0.000% due 07/05/2053 •		$5,000	4,977
5.380% due 01/15/2053		1,177	1,175
5.380% due 07/05/2053		5,000	5,004
5.500% due 06/17/2052		4,930	4,976
6.433% due 06/17/2052 •		1,577	1,581
7.133% due 10/16/2056 •		4,449	4,550

Sound Point CLO Ltd.
6.604% due 01/25/2032 •		4,000	4,000
6.760% due 07/15/2034 •		1,000	1,000

Soundview Home Loan Trust
5.720% due 02/25/2037 •		11,479	3,248

St Paul’s CLO DAC
4.712% due 04/25/2030 •	EUR	5,905	6,309

Steele Creek CLO Ltd.
6.656% due 04/21/2031 •		$1,229	1,230

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stream Innovations Trust
6.270% due 07/15/2044 «(a)		$2,300	$2,300

Structured Asset Investment Loan Trust
6.410% due 10/25/2033 •		1,856	1,854

Structured Asset Securities Corp.
4.991% due 02/25/2035 •		825	770
6.120% due 02/25/2035 «•		18	18

Symphony CLO Ltd.
6.847% due 04/15/2037 •		2,000	2,007
7.125% due 01/20/2037 •		1,000	1,006

TCW CLO Ltd.
6.926% due 01/16/2037 •		2,000	2,006

TIAA CLO Ltd.
0.000% due 01/20/2032 •(a)		1,700	1,700
6.739% due 01/16/2031 •		659	660
6.816% due 01/20/2032 •		1,702	1,705

Toro European CLO DAC
4.832% due 01/12/2032 •	EUR	500	535

Towd Point Mortgage Trust
6.125% due 02/25/2064 ~		$2,981	2,979

Tricolor Auto Securitization Trust
6.360% due 12/15/2027		1,630	1,631
6.610% due 10/15/2027		1,535	1,538

Trinitas CLO Ltd.
6.686% due 07/20/2031 •		1,413	1,415
6.694% due 04/25/2033 •		2,000	2,006

Trysail CLO Ltd.
6.625% due 07/20/2032 •		4,000	4,005

United Auto Credit Securitization Trust
6.170% due 08/10/2026		814	815

Upstart Pass-Through Trust
7.900% due 10/20/2028		1,481	1,492

Venture CLO Ltd.
6.716% due 04/20/2032 •		500	500

Veros Auto Receivables Trust
6.280% due 11/15/2027		2,065	2,066

Voya CLO Ltd.
6.525% due 07/20/2032 •		1,000	1,002
6.590% due 10/15/2030 •		283	283
6.599% due 04/17/2030 •		1,349	1,350

Wells Fargo Home Equity Asset-Backed Securities Trust
6.450% due 04/25/2035 •		557	555

Total Asset-Backed Securities (Cost $380,373)			381,051

SOVEREIGN ISSUES 1.6%

Brazil Government International Bond
7.125% due 05/13/2054		500	484

Mexico Government International Bond
2.750% due 11/27/2031 (c)	MXN	2,438	112
4.000% due 11/30/2028 (c)		56,897	2,910

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Panama Government International Bond
3.750% due 03/16/2025		$400	$394
7.500% due 03/01/2031		300	314
8.000% due 03/01/2038		500	528

Peru Government International Bond
6.150% due 08/12/2032	PEN	9,400	2,361
6.900% due 08/12/2037		6,800	1,701

Romania Government International Bond
5.250% due 05/30/2032	EUR	1,000	1,043
5.375% due 03/22/2031		500	532
5.625% due 02/22/2036		750	785
5.625% due 05/30/2037		1,000	1,034
6.375% due 09/18/2033		150	167

South Africa Government International Bond
8.000% due 01/31/2030	ZAR	83,750	4,222

Total Sovereign Issues (Cost $16,701)			16,587

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS (g) 1.7%
			16,812

Total Short-Term Instruments (Cost $16,812)			16,812

Total Investments in Securities (Cost $1,443,152)			1,447,826

		SHARES
INVESTMENTS IN AFFILIATES 0.3%

MUTUAL FUNDS (e) 0.3%

PIMCO Senior Loan Active Exchange-Traded Fund		66,200	3,386

Total Mutual Funds (Cost $3,366)			3,386

Total Investments in Affiliates (Cost $3,366)			3,386

Total Investments 144.2% (Cost $1,446,518)			$1,451,212

Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $15,890)			860

Other Assets and Liabilities, net (44.3)%			(446,238)

Net Assets 100.0%			$1,005,834

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	97

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Institutional Class Shares of each Fund.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Football League	5.480%	10/05/2028	03/14/2024	$ 1,600	$1,598	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.390%	06/28/2024	07/01/2024	$4,800	U.S. Treasury Notes 3.750% due 05/31/2030	$(4,880)	$4,800	$4,802
DEU	5.230	06/28/2024	07/01/2024	6,600	U.S. Treasury Notes 1.125% due 08/31/2028	(6,735)	6,600	6,603
	5.410	07/01/2024	07/02/2024	4,900	U.S. Treasury Bonds 5.375% due 02/15/2031	(5,010)	4,900	4,900
FICC	2.600	06/28/2024	07/01/2024	512	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(522)	512	512

Total Repurchase Agreements						$(17,147)	$16,812	$16,817

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
DEU	5.460%	06/28/2024	07/01/2024	$	(2,856)	$(2,857)

Total Reverse Repurchase Agreements						$(2,857)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (7.6)%
Uniform Mortgage-Backed Security, TBA	5.500%	07/15/2054	$77,400	$(76,233)	$(76,345)

Total Short Sales (7.6)%				$(76,233)	$(76,345)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$4,802	$0	$0	$0	$4,802	$(4,880)	$(78)
DEU	11,503	(2,857)	0	0	8,646	(8,903)	(257)
FICC	512	0	0		512	(522)	(10)

Total Borrowings and Other Financing Transactions	$16,817	$(2,857)	$0	$0

98	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(2,857)	$0	$0	$0	$(2,857)

Total Borrowings	$(2,857)	$0	$0	$0	$(2,857)

Payable for reverse repurchase agreements					$(2,857)

(h)	Securities with an aggregate market value of $2,842 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(3,248) at a weighted average interest rate of 5.411%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$ 109.000	07/26/2024	2	$ 2	$0	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	2	2	(1)	0

Total Written Options					$(1)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP Future September Futures	09/2024	48	$5,927	$(68)	$0	$(33)
U.S. Treasury 5-Year Note September Futures	09/2024	124	13,216	(31)	0	(14)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	91	10,331	(18)	0	(44)

				$(117)	$0	$(91)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund September Futures	09/2024	38	$(5,356)	$50	$17	$(1)
U.S. Treasury 10-Year Note September Futures	09/2024	10	(1,100)	(1)	3	0
U.S. Treasury Long-Term Bond September Futures	09/2024	4	(473)	1	4	0

				$50	$24	$(1)

Total Futures Contracts				$(67)	$24	$(92)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.564%	$500	$3	$5	$8	$1	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2028	1.474	100	4	9	13	0	0
Calpine Corp.	5.000	Quarterly	06/20/2028	1.547	425	25	28	53	0	0
CALPINE Corp.	5.000	Quarterly	06/20/2029	1.801	1,100	151	1	152	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.217	200	21	6	27	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.580	100	1	1	2	0	0

						$205	$50	$255	$2	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	99

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$300	$(14)	$7	$(7)	$0	$0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(7)	0	(7)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	297	10	9	19	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	20,988	1,404	(39)	1,365	0	(13)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	91,500	6,092	(240)	5,852	0	(56)
CDX.IG-42 5-Year Index	1.00 0	Quarterly	06/20/2029	376,000	8,209	(399)	7,810	0	(33)

					$15,694	$(662)	$15,032	$0	$(102)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	8,600	$84	$(42)	$42	$0	$(11)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	JPY	1,420,000	57	(9)	48	27	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	$	500	(2)	(2)	(4)	0	(4)
Pay	1-Year BRL-CDI	11.456	Maturity	01/02/2026	BRL	59,780	117	(185)	(68)	0	(29)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		8,600	0	(60)	(60)	0	(6)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		49,600	(131)	(210)	(341)	0	(33)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	11,300	(39)	80	41	0	(5)
Pay	6-Month CZK-PRIBOR	4.270	Annual	08/01/2028	CZK	48,900	22	35	57	2	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	EUR	2,400	40	(50)	(10)	0	(5)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		1,000	(52)	53	1	2	0

							$96	$(390)	$(294)	$31	$(93)

Total Swap Agreements							$15,995	$(1,002)	$14,993	$33	$(195)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$24	$33	$57		$(1)	$(92)	$(195)	$(288)

(j)

Securities with an aggregate market value of $9,402 and cash of $9,062 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

100	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2024	CHF	21		$24	$0	$0
	07/2024	EUR	1,398		1,504	7	0
	07/2024	KRW	2,118,637		1,548	11	0
	07/2024	SGD	55		40	0	0
	07/2024		$513	PLN	2,034	0	(8)
	07/2024		41	SGD	55	0	0
	08/2024	SGD	55		$41	0	0
	08/2024		$13	TRY	452	0	0
	10/2024	CNH	1,163		$163	2	0

BPS	07/2024	EUR	4,535		4,903	46	0
	07/2024	GBP	7,172		9,162	96	0
	07/2024	JPY	32,300		207	6	0
	07/2024	KRW	2,102,202		1,532	7	0
	07/2024		$4,427	AUD	6,644	5	0
	07/2024		152	ILS	562	0	(3)
	07/2024		1,772	NZD	2,885	0	(15)
	07/2024		1,090	PLN	4,376	3	(5)
	07/2024		3,133	SGD	4,249	1	0
	08/2024	AUD	6,644		$4,431	0	(5)
	08/2024	SGD	4,243		3,133	0	(1)
	08/2024		$9	TRY	312	0	0
	09/2024	CNH	14,378		$2,006	25	0
	09/2024	TWD	61,665		1,916	15	0
	09/2024		$5,638	INR	472,478	14	0
	10/2024	CNH	3,885		$543	6	0
	10/2024		$970	CNH	6,943	0	(11)

BRC	07/2024	KRW	123,657		$91	1	0
	07/2024	MXN	11,001		596	0	(5)
	07/2024	NOK	3,402		323	5	0
	07/2024	PLN	10		3	0	0
	07/2024	SGD	610		452	2	0
	07/2024		$3,747	PLN	14,787	0	(74)
	07/2024		426	TRY	14,499	9	0
	08/2024		929		32,108	11	0
	09/2024	MXN	19,136		$1,014	0	(20)
	09/2024		$1,091	TRY	39,929	43	0
	10/2024	CNH	37,671		$5,256	52	0

CBK	07/2024	AUD	303		201	0	(2)
	07/2024	CHF	820		901	0	(12)
	07/2024	EUR	12,222		13,123	34	0
	07/2024	JPY	24,000		152	3	0
	07/2024		$755	PLN	2,985	0	(13)
	08/2024	GBP	138		$174	0	0
	09/2024	PEN	4,387		1,180	39	0
	09/2024	TWD	23,467		728	4	0
	09/2024		$2,552	INR	213,334	2	(1)

FAR	07/2024	AUD	6,341		$4,225	0	(5)
	07/2024	EUR	58,455		63,666	1,064	0
	07/2024	NZD	5,166		3,155	8	0
	07/2024		$353	JPY	56,252	0	(3)
	08/2024	JPY	55,988		$353	3	0
	08/2024		$2,758	NZD	4,523	0	(4)
	09/2024	PEN	13,831		$3,693	95	0

GLM	07/2024	IDR	164,100		10	0	0
	07/2024	MXN	10,036		540	0	(7)
	07/2024		$50	KRW	68,698	0	0
	07/2024		1,032	PLN	4,087	0	(17)
	07/2024	ZAR	6,986		$382	0	(2)
	08/2024		$4,421	BRL	22,744	0	(368)
	08/2024		491	TRY	16,950	4	0
	09/2024		548		20,830	44	0
	03/2025		154		7,355	20	0

JPM	07/2024	BRL	1,141		$205	1	0
	07/2024	CHF	502		555	0	(4)
	07/2024	CNY	102		14	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	101

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Receive d		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2024	KRW	8,674,806		$6,296	5	(1)
	07/2024	SGD	3,639		2,704	20	0
	07/2024		$226	BRL	1,141	0	(22)
	07/2024		6,843	CHF	6,141	0	(8)
	07/2024		778	CNY	5,548	0	(8)
	07/2024		1,154	IDR	18,800,166	1	(6)
	07/2024		349	ILS	1,292	0	(7)
	07/2024		1,400	NZD	2,281	0	(10)
	07/2024		724	PLN	2,841	0	(18)
	07/2024		127	TRY	4,311	2	0
	07/2024	ZAR	13,233		$719	0	(7)
	08/2024	CHF	6,118		6,843	8	0
	08/2024	CNY	5,552		778	0	0
	08/2024		$544	TRY	19,807	29	0
	09/2024	TWD	39,925		$1,240	9	0
	09/2024		$302	INR	25,325	1	0
	09/2024		4,895	MXN	88,586	0	(111)
	10/2024	CNH	23,792		$3,325	38	0
	10/2024		$457	CNH	3,260	0	(6)
	03/2025		38	TRY	1,817	6	0

MBC	07/2024	CAD	15,627		$11,477	54	0
	07/2024	CZK	3,137		136	2	0
	07/2024		$11,421	CAD	15,636	9	0
	07/2024		248	NOK	2,647	0	(1)
	07/2024		101	ZAR	1,863	1	0
	08/2024	CAD	15,626		$11,420	0	(10)
	08/2024	NOK	2,645		248	1	0
	09/2024	TWD	136		4	0	0

MYI	07/2024	KRW	68,835		50	0	0
	07/2024		$71	NOK	756	0	0
	07/2024		26	PLN	103	0	0
	07/2024		114	ZAR	2,135	3	0
	07/2024	ZAR	2,129		$117	0	0
	08/2024	NOK	755		71	0	0
	08/2024		$117	ZAR	2,134	0	0
	09/2024	TWD	15,883		$495	5	0
	09/2024		$202	INR	16,904	0	0

RBC	07/2024		9,095	GBP	7,172	0	(29)
	08/2024	GBP	7,172		$9,096	29	0

SCX	07/2024	CNY	5,443		765	10	0
	07/2024	KRW	917,377		673	7	0
	07/2024		$82,080	EUR	76,610	0	(34)
	07/2024		3,643	ZAR	67,137	42	0
	08/2024	EUR	76,610		$82,200	35	0
	09/2024	CNH	6,793		947	11	0
	09/2024	TWD	190,211		5,904	38	0
	09/2024		$2,183	INR	182,728	3	0

UAG	07/2024	CHF	4,801		$5,312	0	(31)
	07/2024	ILS	1,261		340	6	0

Total Forward Foreign Currency Contracts						$2,063	$(894)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749%	11/13/2024	15,600	$0	$8

Total Purchased Options							$0	$8

102	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	2,000	$(9)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	2,000	(9)	0

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	400	(2)	(2)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	1,400	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	1,400	(5)	(8)

GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	2,000	(4)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	2,000	(4)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	900	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	1,100	(4)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	500	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	1,100	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	1,100	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	1,100	(4)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	1,100	(5)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	700	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	700	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	1,800	0	(9)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	500	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	300	(1)	(2)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	700	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	700	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	700	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	700	(2)	(3)

Total Written Options							$(99)	$(81)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	1.168%	$	1,000	$(5)	$0	$0	$(5)

Total Swap Agreements								$(5)	$0	$0	$(5)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$20	$0	$0	$20	$(8)	$(3)	$0	$(11)	$9	$0	$9
BPS	224	0	0	224	(40)	0	0	(40)	184	0	184
BRC	123	0	0	123	(99)	0	0	(99)	24	0	24
CBK	82	0	0	82	(28)	(3)	(5)	(36)	46	0	46
FAR	1,170	0	0	1,170	(12)	(9)	0	(21)	1,149	(1,190)	(41)
GLM	68	8	0	76	(394)	(49)	0	(443)	(367)	264	(103)
JPM	120	0	0	120	(208)	(7)	0	(215)	(95)	0	(95)
MBC	67	0	0	67	(11)	0	0	(11)	56	0	56
MYC	0	0	0	0	0	(10)	0	(10)	(10)	0	(10)
MYI	8	0	0	8	0	0	0	0	8	0	8
RBC	29	0	0	29	(29)	0	0	(29)	0	0	0
SCX	146	0	0	146	(34)	0	0	(34)	112	0	112
UAG	6	0	0	6	(31)	0	0	(31)	(25)	0	(25)

Total Over the Counter	$2,063	$8	$0	$2,071	$(894)	$(81)	$(5)	$(980)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	103

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

(l)

Securities with an aggregate market value of $264 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$24	$24
Swap Agreements	0	2	0	0	31	33

	$0	$2	$0	$0	$55	$57

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,063	$0	$2,063
Purchased Options	0	0	0	0	8	8

	$0	$0	$0	$2,063	$8	$2,071

	$0	$2	$0	$2,063	$63	$2,128

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	92	92
Swap Agreements	0	102	0	0	93	195

	$0	$102	$0	$0	$186	$288

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$894	$0	$894
Written Options	0	0	0	0	81	81
Swap Agreements	0	5	0	0	0	5

	$0	$5	$0	$894	$81	$980

	$0	$107	$0	$894	$267	$1,268

104	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$24	$24
Futures	0	0	0	0	150	150
Swap Agreements	0	5,539	0	0	(50)	5,489

	$0	$5,539	$0	$0	$124	$5,663

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(945)	$0	$(945)
Written Options	0	0	0	20	34	54
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$(925)	$34	$(888)

	$0	$5,542	$0	$(925)	$158	$4,775

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(67)	$(67)
Swap Agreements	0	(716)	0	0	(390)	(1,106)

	$0	$(716)	$0	$0	$(457)	$(1,173)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,169	$0	$1,169
Purchased Options	0	0	0	0	8	8
Written Options	0	0	0	0	18	18
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$1,169	$26	$1,196

	$0	$(715)	$0	$1,169	$(431)	$23

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,147	$3,714	$17,861
Corporate Bonds & Notes
Banking & Finance	0	93,108	964	94,072
Industrials	0	139,720	1,598	141,318
Utilities	0	14,740	0	14,740
Municipal Bonds & Notes
California	0	301	0	301
Iowa	0	2,571	0	2,571
U.S. Government Agencies	0	423,284	0	423,284
U.S. Treasury Obligations	0	98,322	0	98,322
Non-Agency Mortgage-Backed Securities	0	238,852	2,055	240,907
Asset-Backed Securities	11,352	367,099	2,600	381,051
Sovereign Issues	0	16,587	0	16,587
Short-Term Instruments
Repurchase Agreements	0	16,812	0	16,812

	$11,352	$1,425,543	$10,931	$1,447,826

Investments in Affiliates, at Value
Mutual Funds	3,386	0	0	3,386

Total Investments	$14,738	$1,425,543	$10,931	$1,451,212

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(76,345)	$0	$(76,345)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17	40	0	57
Over the counter	0	2,071	0	2,071

	$17	$2,111	$0	$2,128

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34)	(254)	0	(288)
Over the counter	0	(980)	0	(980)

	$(34)	$(1,234)	$0	$(1,268)

Total Financial Derivative Instruments	$(17)	$877	$0	$860

Totals	$14,721	$1,350,075	$10,931	$1,375,727

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	105

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)	June 30, 2024

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:

Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024(1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,711	$0	$0	$0	$3	$0	$0	$3,714	$3
Corporate Bonds & Notes
Banking & Finance	0	943	0	23	0	(2)	0	0	964	(2)
Industrials	0	1,601	0	0	0	(3)	0	0	1,598	(3)
Non-Agency Mortgage-Backed Securities	0	2,000	0	5	0	50	0	0	2,055	50
Asset-Backed Securities	0	2,646	(41)	0	0	(5)	0	0	2,600	(5)

Totals	$0	$10,901	$(41)	$28	$0	$43	$0	$0	$10,931	$43

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,217	Recent Transaction	Purchase Price	100.000	—
	2,497	Third Party Vendor	Broker Quote	99.500-100.500	99.902
Corporate Bonds & Note
Banking & Finance	964	Discounted Cash Flow	Discount Rate	7.304	—
Industrials	1,598	Indicative Market Quotation	Broker Quote	98.143-99.815	98.979
Non-Agency Mortgage-Backed Securities	2,055	Discounted Cash Flow	Discount Rate	6.775-9.055	7.331
Asset-Backed Securities	300	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
	2,300	Proxy Pricing	Base Price	99.982	—

Total	$10,931

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

106	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.1%

CORPORATE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Toledo Hospital
5.325% due 11/15/2028	$250	$240
6.015% due 11/15/2048	200	171

Total Corporate Bonds & Notes (Cost $352)		411

MUNICIPAL BONDS & NOTES 97.0%

ALABAMA 1.8%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,400	1,486
5.500% due 10/01/2054	400	438

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	500	535

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	400	423

		2,882

ALASKA 0.2%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	250	266

ARIZONA 1.5%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.250% due 01/01/2040	480	301

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	1,000	1,007

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2023
5.000% due 07/01/2042	1,000	1,117

		2,425

ARKANSAS 0.7%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	500	549

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
4.250% due 03/01/2048	500	487

		1,036

CALIFORNIA 8.7%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (d)	500	287

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.125% due 07/01/2041	1,000	985

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	1,000	1,002

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	400	424
5.250% due 01/01/2054	250	264
5.250% due 11/01/2054	700	748
5.500% due 10/01/2054	200	219

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	100	87

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 06/01/2050	$500	$484

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2040	500	559

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	100	101

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	250	238

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	1,000	1,052

California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2040 ^(b)	250	19

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	600	583

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	400	407

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	250	270

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.250% due 12/01/2056	250	252

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	500	421

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.500% due 10/01/2046	500	412

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (d)	200	111

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	8,000	893
3.850% due 06/01/2050	735	690

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	250	259

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	500	494

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	150	154

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	900	957

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	650	681

San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993
0.000% due 01/01/2025 (c)	500	492

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	1,000	164

		13,709

COLORADO 4.1%

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2049	300	332

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	500	490

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.430% (MUNIPSA) due 05/15/2061 ~	$500	$497
5.000% due 05/15/2062	1,500	1,544

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	500	550

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	500	535

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2031	440	459

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
5.000% due 11/15/2053	1,000	1,035

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,000	1,009

		6,451

DELAWARE 0.2%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	250	237

DISTRICT OF COLUMBIA 1.4%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.500% due 10/01/2054 (a)	1,000	1,096

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2037	500	569
5.000% due 07/15/2048	500	544

		2,209

FLORIDA 4.4%

Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2049	1,000	1,066

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	500	482

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	1,000	1,049

Florida Development Finance Corp. Revenue Notes, Series 2023
5.000% due 09/01/2026	500	510

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	400	428

Jacksonville, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2043	510	559

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	500	500

Orange County, Florida School Board Certificates of Participation Notes, Series 2024
5.000% due 08/01/2033	1,100	1,267

Palm Beach County, Florida Health Facilities Authority Revenue Notes, Series 2022
5.000% due 11/01/2029	375	389

Village Community Development District No 13, Florida Special Assessment Bonds, Series 2020
3.500% due 05/01/2051	500	404

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023
4.250% due 05/01/2028	250	252

		6,906

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	107

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 2.6%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023
5.000% due 07/01/2053	$1,000	$1,046

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.750% due 04/01/2053	500	559

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	1,000	1,004

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	400	428

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 01/01/2035	500	502

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
5.500% due 07/01/2063	500	528

		4,067

IDAHO 0.8%

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.650% due 01/01/2054	1,000	1,000

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	250	230

		1,230

ILLINOIS 6.6%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	500	515
5.500% due 01/01/2055	1,000	1,072

DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023
5.000% due 01/01/2041	500	532

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	500	512

Illinois Sales Tax State Revenue Notes, Series 2021
5.000% due 06/15/2031	1,000	1,095

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	1,000	994

Illinois State General Obligation Bonds, Series 2024
5.250% due 05/01/2045	3,000	3,280

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	1,250	1,330

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2037	1,000	1,047

		10,377

INDIANA 2.6%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012
4.250% due 11/01/2030	1,750	1,759

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	250	234

Indiana University Revenue Notes, Series 2024
5.000% due 06/01/2034	500	584

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.750% due 03/01/2043	300	332

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	100	100

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	$1,000	$1,002

		4,111

IOWA 0.3%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	500	524

KENTUCKY 0.8%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	500	501

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023
5.000% due 10/01/2038	700	768

		1,269

LOUISIANA 0.5%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2026	475	487

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 07/01/2040	250	275

		762

MASSACHUSETTS 1.8%

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.250% due 10/01/2047	1,000	1,105

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	700	765

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
4.000% due 03/01/2054	1,000	972

		2,842

MICHIGAN 3.4%

Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024
5.000% due 07/01/2048	500	524

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	250	197

Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	300	349

Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 07/01/2029	490	506

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2053	750	826

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	2,500	268
5.000% due 06/01/2040	750	782

Michigan Finance Authority Revenue Bonds, Series 2024
5.500% due 02/28/2049	500	551

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2046	500	551

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2031	750	811

		5,365

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 1.0%

Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024
5.250% due 01/01/2054	$1,000	$1,079

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055 (a)	500	564

		1,643

MULTI-STATE 1.3%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	694	681
4.141% due 01/25/2040	396	388
4.549% due 08/25/2040	997	1,006

		2,075

NEVADA 1.0%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	500	484

Nevada Department of Business & Industry State Revenue Bonds, Series 2020
8.125% due 01/01/2050	400	416

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	1,000	135

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	500	501

		1,536

NEW HAMPSHIRE 1.4%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	495	467

New Hampshire Business Finance Authority Revenue Notes, Series 2022
4.000% due 12/01/2028	1,000	992

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055 (a)	600	677

		2,136

NEW JERSEY 2.4%

Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023
5.000% due 08/15/2053	500	539

New Jersey Educational Facilities Authority Revenue Bonds, Series 2023
4.625% due 09/01/2048	250	260

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,000	1,053

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2037	500	563

New Jersey Turnpike Authority Revenue Bonds, Series 2024
5.250% due 01/01/2054	1,000	1,103

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	220	222

		3,740

NEW MEXICO 0.5%

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	500	503

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	350	344

		847

108	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 15.0%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.563% due 04/25/2042 ~	$1,000	$1,048
4.617% due 08/25/2041 ~	700	716

Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024
4.683% due 10/25/2040	700	722

New York City Water & Sewer System, New York Revenue Bonds, Series 2013
4.700% due 06/15/2050	1,500	1,500

New York City, New York General Obligation Bonds, Series 2022
5.250% due 10/01/2041	250	281

New York City, New York General Obligation Bonds, Series 2024
5.250% due 04/01/2054	500	552

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	200	222
5.250% due 06/15/2053	300	331

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.250% due 06/15/2054	390	432

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	500	568

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046	1,000	1,098
5.250% due 02/01/2053	1,000	1,107

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	350	350
5.150% due 11/15/2034	235	236

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2038	1,000	1,147

New York State Dormitory Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	500	533

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2051	1,500	1,444
5.000% due 03/15/2041	500	552

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2046	1,000	1,100

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	500	544
5.000% due 03/15/2063	1,000	1,074

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2044	500	541

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 06/30/2054	250	258

New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	500	544
6.000% due 04/01/2035	250	283

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	1,000	1,011

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2027	250	257

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	550	552

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
4.000% due 11/01/2041	1,765	1,710

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	$1,000	$1,013

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	1,500	149
4.000% due 06/01/2050	300	268

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	500	498

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	500	555

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2041	500	575

		23,771

NORTH CAROLINA 0.6%

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	1,000	1,001

NORTH DAKOTA 0.4%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2041	525	559

OHIO 3.7%

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2042	500	514

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	7,400	694
4.000% due 06/01/2048	500	461

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	500	500

Hamilton County, Ohio Revenue Bonds, Series 2021
4.750% due 08/15/2051	2,000	2,000

Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022
4.250% due 11/01/2039	500	503

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	400	374

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2048	750	807

		5,853

OKLAHOMA 1.1%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2040 (a)	1,000	1,126

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
5.500% due 01/01/2053	600	663

		1,789

OREGON 0.7%

Oregon State General Obligation Bonds, Series 2022
4.700% due 06/01/2045	1,100	1,100

PENNSYLVANIA 3.9%

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022
5.250% due 05/01/2042	500	499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth of Pennsylvania General Obligation Bonds, Series 2016
4.000% due 09/15/2034	$500	$505

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,000	945

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
4.980% (MUNIPSA) due 08/15/2038 ~(e)	970	963

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	500	513

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	300	310

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	253
5.000% due 12/31/2038	500	505

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2039	500	550

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	1,000	962

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	200	217

		6,222

PUERTO RICO 2.6%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	256	157
0.000% due 11/01/2051	2,077	1,240

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	363	353

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	500	162
0.000% due 07/01/2051 (c)	5,400	1,271
5.000% due 07/01/2058	750	750

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	250	251

		4,184

RHODE ISLAND 0.6%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	750	754
5.000% due 06/01/2050	200	201

		955

SOUTH CAROLINA 1.1%

Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2041	625	647

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	200	217

South Carolina Public Service Authority Revenue Bonds, (BAM Insured), Series 2013
4.000% due 12/01/2049	1,000	939

		1,803

TENNESSEE 0.6%

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	1,000	1,001

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	109

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 12.8%

Aledo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	$100	$107

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.250% due 12/01/2045	250	250

Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024
5.250% due 02/15/2054 (a)	300	329

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (c)	250	138

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	700	763

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	500	526

Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	1,000	943
5.000% due 02/15/2049	300	323

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
4.600% due 10/01/2041	2,500	2,500

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	500	536

Harris County, Texas Toll Road Revenue Bonds, Series 2024
4.000% due 08/15/2041	1,000	998

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023
5.000% due 07/01/2038	100	108

Hutto Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/01/2048	500	541

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049 (a)	500	483

Lower Colorado River Authority, Texas Revenue Bonds, Series 2021
5.000% due 05/15/2051	1,500	1,590

Mansfield Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054 (a)	500	472

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	250	231

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	500	514

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
5.250% due 05/15/2054	1,000	1,091

Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2050	500	518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mission Economic Development Corp., Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	$1,000	$1,010

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	250	192

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2042	1,000	1,109

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023
5.500% due 01/01/2054	400	429

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 12/31/2037	250	251

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2042	1,000	1,113

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	600	624
5.000% due 10/15/2057	250	267

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	500	529
5.000% due 10/15/2058	300	322

Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	1,500	1,448

		20,255

UTAH 0.2%

City of Salt Lake, Utah Revenue Bonds, Series 2023
5.250% due 07/01/2037	300	338

VIRGINIA 0.3%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	450	425

WASHINGTON 1.3%

Washington State General Obligation Bonds, Series 2023
5.000% due 06/01/2040	1,000	1,121

Washington State General Obligation Bonds, Series 2024
5.000% due 02/01/2043	500	555

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	498	446

		2,122

WEST VIRGINIA 0.2%

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2053	300	339

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 1.9%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	$250	$251
4.000% due 03/31/2056	250	208

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	400	377

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021
4.000% due 04/01/2046	750	713

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	1,000	359

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.950% due 04/01/2035	900	900

Wisconsin State General Obligation Notes, Series 2022
4.300% (MUNIPSA) due 05/01/2025 ~	215	214

		3,022

Total Municipal Bonds & Notes (Cost $150,460)		153,384

U.S. GOVERNMENT AGENCIES 0.1%

Freddie Mac
3.083% due 04/25/2043 ~	199	161

Total U.S. Government Agencies (Cost $158)		161

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%

Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041 (a)	1,000	1,003

Total Non-Agency Mortgage-Backed Securities (Cost $1,000)		1,003

SHORT-TERM INSTRUMENTS 4.1%

REPURCHASE AGREEMENTS (f) 4.1%
		6,425

Total Short-Term Instruments (Cost $6,425)		6,425

Total Investments in Securities (Cost $158,395)		161,384

Total Investments 102.1% (Cost $158,395)		$161,384

Financial Derivative Instruments (g) 0.0% (Cost or Premiums, net $0)		90

Other Assets and Liabilities, net (2.1)%		(3,353)

Net Assets 100.0%		$158,121

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

110	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.980%	08/15/2038	09/14/2021	$987	$963	0.61%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.340%	06/28/2024	07/01/2024	$6,200	U.S. Treasury Notes 0.625% due 07/31/2026	$(6,322)	$6,200	$6,202
FICC	2.600	06/28/2024	07/01/2024	225	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(230)	225	225

Total Repurchase Agreements						$(6,552)	$6,425	$6,427

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$6,202	$0	$0	$0	$6,202	$(6,322)	$(120)
FICC	225	0	0	0	225	(230)	(5)

Total Borrowings and Other Financing Transactions	$6,427	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2024	225	$(24,746)	$(195)	$90	$0

Total Futures Contracts				$(195)	$90	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$90	$0	$90	$0	$0	$0	$0

Cash of $516 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	111

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)	June 30, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$90	$90

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$264	$264

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(261)	$(261)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$411	$0	$411
Municipal Bonds & Notes
Alabama	0	2,882	0	2,882
Alaska	0	266	0	266
Arizona	0	2,425	0	2,425
Arkansas	0	1,036	0	1,036
California	0	13,709	0	13,709
Colorado	0	6,451	0	6,451
Delaware	0	237	0	237
District of Columbia	0	2,209	0	2,209
Florida	0	6,906	0	6,906
Georgia	0	4,067	0	4,067
Idaho	0	1,230	0	1,230
Illinois	0	10,377	0	10,377
Indiana	0	4,111	0	4,111
Iowa	0	524	0	524
Kentucky	0	1,269	0	1,269
Louisiana	0	762	0	762
Massachusetts	0	2,842	0	2,842
Michigan	0	5,365	0	5,365
Minnesota	0	1,643	0	1,643
Multi-State	0	2,075	0	2,075
Nevada	0	1,536	0	1,536
New Hampshire	0	2,136	0	2,136
New Jersey	0	3,740	0	3,740
New Mexico	0	847	0	847
New York	0	23,771	0	23,771
North Carolina	0	1,001	0	1,001

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
North Dakota	$0	$559	$0	$559
Ohio	0	5,853	0	5,853
Oklahoma	0	1,789	0	1,789
Oregon	0	1,100	0	1,100
Pennsylvania	0	6,222	0	6,222
Puerto Rico	0	4,184	0	4,184
Rhode Island	0	955	0	955
South Carolina	0	1,803	0	1,803
Tennessee	0	1,001	0	1,001
Texas	0	20,255	0	20,255
Utah	0	338	0	338
Virginia	0	425	0	425
Washington	0	2,122	0	2,122
West Virginia	0	339	0	339
Wisconsin	0	3,022	0	3,022
U.S. Government Agencies	0	161	0	161
Non-Agency Mortgage-Backed Securities	0	1,003	0	1,003
Short-Term Instruments
Repurchase Agreements	0	6,425	0	6,425

Total Investments	$0	$161,384	$0	$161,384

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$90	$0	$90

Total Financial Derivative Instruments	$0	$90	$0	$90

Totals	$0	$161,474	$0	$161,474

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

112	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.8%

CORPORATE BONDS & NOTES 59.3%

BANKING & FINANCE 41.9%

Allstate Corp.
8.522% (TSFR3M + 3.200%) due 08/15/2053 ~		$1,146	$1,147

American International Group, Inc.
5.750% due 04/01/2048 •		400	393

Banco Bilbao Vizcaya Argentaria SA
9.375% due 03/19/2029 •(e)(f)		1,061	1,132

Banco Santander SA
9.625% due 11/21/2028 •(e)(f)		200	215
9.625% due 05/21/2033 •(e)(f)		1,400	1,555

Bank of Nova Scotia
3.625% due 10/27/2081 •(f)		979	832
8.000% due 01/27/2084 •(f)		200	207
8.625% due 10/27/2082 •(f)		200	210

Barclays PLC
8.000% due 03/15/2029 •(e)(f)		1,042	1,061
9.625% due 12/15/2029 •(e)(f)		1,200	1,304

BBVA Bancomer SA
8.125% due 01/08/2039 •(f)		500	507

BNP Paribas SA
8.000% due 08/22/2031 •(e)(f)		1,600	1,610
8.500% due 08/14/2028 •(e)(f)		699	718
9.250% due 11/17/2027 •(e)(f)		969	1,030

BPCE SA
6.508% due 01/18/2035 •		700	701

Burford Capital Global Finance LLC
9.250% due 07/01/2031		695	732

Commerzbank AG
7.000% due 04/09/2025 •(e)(f)		200	199

Cooperatieve Rabobank UA
4.875% due 06/29/2029 •(e)(f)	EUR	800	804

Corebridge Financial, Inc.
6.875% due 12/15/2052 •		$1,043	1,053

Credit Agricole SA
8.125% due 12/23/2025 •(e)(f)		1,000	1,016

Credit Suisse AG AT1 Claim		800	96

Danske Bank AS
7.000% due 06/26/2025 •(e)(f)		700	700

Deutsche Bank AG
4.789% due 04/30/2025 •(e)(f)		600	570
7.500% due 04/30/2025 •(e)(f)		600	592

Global Atlantic Fin Co.
4.400% due 10/15/2029		586	546
4.700% due 10/15/2051 •		200	186
7.950% due 10/15/2054 •		350	353

HSBC Holdings PLC
6.375% due 03/30/2025 •(e)(f)		1,600	1,597
6.500% due 03/23/2028 •(e)(f)		500	493

ING Groep NV
8.000% due 05/16/2030 •(e)(f)		2,100	2,144

Intesa Sanpaolo SpA
7.700% due 09/17/2025 •(e)(f)		1,300	1,300
8.248% due 11/21/2033 •		1,074	1,185

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(e)(f)		1,100	1,102
8.000% due 09/27/2029 •(e)(f)		2,133	2,186

Mitsubishi UFJ Financial Group, Inc.
8.200% due 01/15/2029 •(e)(f)		800	861

NatWest Group PLC
6.000% due 12/29/2025 •(e)(f)		300	294
8.000% due 08/10/2025 •(e)(f)		772	778
8.125% due 11/10/2033 •(e)(f)		1,900	1,924

Nippon Life Insurance Co.
6.250% due 09/13/2053 •		400	412

Prudential Financial, Inc.
5.125% due 03/01/2052 •		1,200	1,117
6.000% due 09/01/2052 •		1,418	1,402
6.500% due 03/15/2054 •		1,200	1,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Canada
7.500% due 05/02/2084 •(f)	$2,200	$2,274

Societe Generale SA
9.375% due 11/22/2027 •(e)(f)	484	491
10.000% due 11/14/2028 •(e)(f)	200	208

Sumitomo Mitsui Financial Group, Inc.
6.600% due 06/05/2034 •(e)(f)	900	896

Svenska Handelsbanken AB
4.750% due 03/01/2031 •(e)(f)	1,200	1,033

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •	300	298

Toronto-Dominion Bank
7.250% due 07/31/2084 •(a)(f)	300	300
8.125% due 10/31/2082 •(f)	1,728	1,795

UBS Group AG
7.750% due 04/12/2031 •(e)(f)	1,300	1,329
9.250% due 11/13/2028 •(e)(f)	300	324
9.250% due 11/13/2033 •(e)(f)	1,100	1,235

Voya Financial, Inc.
4.700% due 01/23/2048 •	1,136	990

		48,651

INDUSTRIALS 3.3%

Enbridge, Inc.
5.750% due 07/15/2080 •	1,215	1,149
7.375% due 03/15/2055 •	300	301
7.625% due 01/15/2083 •	500	512

Enterprise Products Operating LLC
5.375% due 02/15/2078 •	735	688
8.574% (TSFR3M + 3.248%) due 08/16/2077 ~	489	487

Plains All American Pipeline LP
9.694% (TSFR3M + 4.372%) due 07/29/2024 ~(e)	698	699

		3,836

UTILITIES 14.1%

AES Andes SA
8.150% due 06/10/2055 •	200	200

AES Corp.
7.600% due 01/15/2055 •	1,100	1,114

American Electric Power Co., Inc.
3.875% due 02/15/2062 •	368	339
6.950% due 12/15/2054 •	300	299
7.050% due 12/15/2054 •	300	299

BP Capital Markets PLC
6.450% due 12/01/2033 •(e)	1,500	1,545

British Telecommunications PLC
4.250% due 11/23/2081	500	474
4.250% due 11/23/2081 •	500	474

CMS Energy Corp.
3.750% due 12/01/2050 •	700	586
4.750% due 06/01/2050 •	300	275

Dominion Energy, Inc.
6.875% due 02/01/2055 •	300	306
7.000% due 06/01/2054 •	1,400	1,460

Duke Energy Corp.
3.250% due 01/15/2082 •	277	250

Edison International
7.875% due 06/15/2054 •	500	517
8.125% due 06/15/2053 •	200	208

Electricite de France SA
9.125% due 03/15/2033 •(e)	1,215	1,325

NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/2054 •	1,300	1,303
6.750% due 06/15/2054 •	1,300	1,311

Sempra
4.125% due 04/01/2052 •	720	666
6.875% due 10/01/2054 •	700	697

Transcanada Trust
5.500% due 09/15/2079 •	600	553
5.600% due 03/07/2082 •	1,036	941

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vodafone Group PLC
5.125% due 06/04/2081 •	$300	$221
7.000% due 04/04/2079 •	1,000	1,032

		16,395

Total Corporate Bonds & Notes (Cost $66,871)		68,882

	SHARES
PREFERRED SECURITIES 34.2%

BANKING & FINANCE 29.8%

Aircastle Ltd.
5.250% due 06/15/2026 •(e)	1,071,000	1,031

Ally Financial, Inc.
4.700% due 05/15/2028 •(e)	1,116,000	896

American Express Co.
3.550% due 09/15/2026 •(e)	400,000	373

Bank of America Corp.
4.375% due 01/27/2027 •(e)	1,533,000	1,452
5.875% due 03/15/2028 •(e)	2,818,000	2,807

Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(e)	700,000	675

Charles Schwab Corp.
4.000% due 12/01/2030 •(e)	1,636,000	1,399
5.375% due 06/01/2025 •(e)	600,000	594

Citigroup, Inc.
7.125% due 08/15/2029 •(e)	1,300,000	1,300
7.200% due 05/15/2029 •(e)	1,200,000	1,231
7.375% due 05/15/2028 •(e)	1,031,000	1,060
7.625% due 11/15/2028 •(e)	610,000	636

Citizens Financial Group, Inc.
8.567% (TSFR3M + 3.265%) due 10/06/2024 ~(e)	200,000	197

CoBank ACB
6.450% due 10/01/2027 •(e)	400,000	398

Discover Financial Services
5.500% due 10/30/2027 •(e)	1,401,000	1,210

Dresdner Funding Trust
8.151% due 06/30/2031	600,000	651

Farm Credit Bank
7.750% due 06/15/2029 •(e)	500,000	507

Goldman Sachs Group, Inc.
4.400% due 02/10/2025 •(e)	650,000	639
7.500% due 05/10/2029 •(e)	2,100,000	2,163

HSBC Capital Funding Dollar LP
10.176% due 06/30/2030 •(e)	417,000	506

JPMorgan Chase & Co.
4.600% due 02/01/2025 •(e)	1,082,000	1,069
6.875% due 06/01/2029 •(e)	1,400,000	1,450
8.168% (TSFR3M + 2.842%) due 08/01/2024 ~(e)	700,000	706

MetLife Capital Trust
7.875% due 12/15/2067	1,400,000	1,503

Morgan Stanley
5.875% due 09/15/2026 ~(e)	400,000	394
8.761% (TSFR3M + 3.422%) due 12/15/2025 ~(e)	400,000	415

PNC Financial Services Group, Inc.
6.000% due 05/15/2027 •(e)	700,000	693
6.200% due 09/15/2027 •(e)	200,000	200
6.250% due 03/15/2030 •(e)	2,339,000	2,280
8.648% (TSFR3M + 3.302%) due 09/01/2024 ~(e)	200,000	201

State Street Corp.
6.700% due 03/15/2029 •(e)	600,000	603

SVB Financial Group
4.100% due 02/15/2031 ^(b)(e)	1,200,000	9

Synchrony Financial
8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(e)	26,100	666

Truist Financial Corp.
5.100% due 03/01/2030 •(e)	1,296,000	1,218

U.S. Bancorp
5.300% due 04/15/2027 •(e)	688,000	668

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	113

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Voya Financial, Inc.
7.688% due 09/15/2028 •(e)	425,000	$443

Wells Fargo & Co.
3.900% due 03/15/2026 •(e)	500,000	479
7.625% due 09/15/2028 •(e)	1,733,000	1,849

		34,571

INDUSTRIALS 0.8%

General Motors Financial Co., Inc.
5.700% due 09/30/2030 •(e)	1,020,000	962

UTILITIES 3.6%

AT&T, Inc.
4.750% due 02/18/2025 (e)	30,700	619

Edison International
5.000% due 12/15/2026 •(e)	719,000	687

Energy Transfer LP
6.625% due 02/15/2028 •(e)	1,346,000	1,312
7.125% due 05/15/2030 •(e)	1,200,000	1,190

SCE Trust
7.500% due 11/22/2028 (e)	12,000	314

		4,122

Total Preferred Securities (Cost $38,883)		39,655

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.3%

REPURCHASE AGREEMENTS (h) 1.3%
		$1,519

U.S. TREASURY BILLS 4.0%
5.372% due 09/19/2024 - 10/08/2024 (c)(d)	$4,700	4,641

Total Short-Term Instruments (Cost $6,160)		6,160

Total Investments in Securities (Cost $111,914)		114,697

Total Investments 98.8% (Cost $111,914)		$114,697

Financial Derivative Instruments (i)(j) (0.2)% (Cost or Premiums, net $503)		(176)

Other Assets and Liabilities, net 1.4%		1,595

Net Assets 100.0%		$116,116

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	Restricted Securities.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$1,519	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(1,549)	$1,519	$1,519

Total Repurchase Agreements						$(1,549)	$1,519	$1,519

114	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,519	$0	$0	$0	$1,519	$(1,549)	$(30)

Total Borrowings and Other Financing Transactions	$1,519	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(627) at a weighted average interest rate of 5.419%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	74	$	15,112	$24	$0	$(2)
U.S. Treasury Long-Term Bond September Futures	09/2024	19		2,248	(2)	0	(22)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	91		11,406	36	0	(223)

					$58	$0	$(247)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-BOBL Future September Futures	09/2024	2	$	(249)	$(2)	$0	$0
Euro-Bund September Futures	09/2024	2		(282)	(4)	1	0
U.S. Treasury 5-Year Note September Futures	09/2024	58		(6,182)	(6)	11	0
U.S. Treasury 10-Year Note September Futures	09/2024	28		(3,080)	(2)	11	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	39		(4,428)	(15)	28	0

					$(29)	$51	$0

Total Futures Contracts					$29	$51	$(247)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$	8,400	$505	$32	$537	$0	$(5)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2029	$	5,600	$4	$80	$84	$11	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		700	(6)	16	10	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		100	1	(3)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		100	(1)	(3)	(4)	0	(1)

							$(2)	$90	$88	$13	$(2)

Total Swap Agreements							$503	$122	$625	$13	$(7)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	115

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(4)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$52	$13	$65	$0	$(247)	$(7)	$(254)

Cash of $1,413 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin asset of $1 for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BRC	08/2024	EUR	914	$979	$0	$(1)
JPM	07/2024		914	993	14	0

Total Forward Foreign Currency Contracts					$14	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BRC	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
JPM	14	0	0	14	0	0	0	0	14	0	14

Total Over the Counter	$14	$0	$0	$14	$(1)	$0	$0	$(1)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

116	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$52	$52
Swap Agreements	0	0	0	0	13	13

	$0	$0	$0	$0	$65	$65

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14	$0	$14

	$0	$0	$0	$14	$65	$79

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$247	$247
Swap Agreements	0	5	0	0	2	7

	$0	$5	$0	$0	$249	$254

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$5	$0	$1	$249	$255

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(875)	$(875)
Swap Agreements	0	24	0	0	37	61

	$0	$24	$0	$0	$(838)	$(814)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$78	$0	$78

	$0	$24	$0	$78	$(838)	$(736)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(73)	$(73)
Swap Agreements	0	32	0	0	90	122

	$0	$32	$0	$0	$17	$49

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31	$0	$31

	$0	$32	$0	$31	$17	$80

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	117

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)	June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$48,651	$0	$48,651
Industrials	0	3,836	0	3,836
Utilities	0	16,395	0	16,395
Preferred Securities
Banking & Finance	666	33,905	0	34,571
Industrials	0	962	0	962
Utilities	933	3,189	0	4,122
Short-Term Instruments
Repurchase Agreements	0	1,519	0	1,519
U.S. Treasury Bills	0	4,641	0	4,641

Total Investments	$1,599	$113,098	$0	$114,697

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$63	$0	$64
Over the counter	0	14	0	14

	$1	$77	$0	$78

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(254)	0	(254)
Over the counter	0	(1)	0	(1)

	$0	$(255)	$0	$(255)

Total Financial Derivative Instruments	$1	$(178)	$0	$(177)

Totals	$1,600	$112,920	$0	$114,520

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

118	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 85.5%

ABG Intermediate Holdings 2 LLC
8.094% due 12/21/2028	$2,283	$2,287

Acrisure LLC
8.594% due 11/06/2030	535	535

Action Nederland BV
TBD% due 06/20/2031	600	601

Advantage Sales & Marketing, Inc.
9.818% due 10/28/2027	597	583

Al Aqua Merger Sub, Inc.
TBD% - 9.595% due 07/31/2028 µ	550	551
TBD% - 9.595% due 07/31/2028	4,155	4,167

Albion Financing 3 SARL
10.831% due 08/17/2026	988	992

Alliance Laundry Systems LLC
8.899% due 10/08/2027	1,290	1,296

Alliant Holdings Intermediate LLC
8.830% due 11/06/2030	1,955	1,962

Allied Universal Holdco LLC
9.194% due 05/12/2028	2,049	2,043

Altar Bidco, Inc.
7.947% due 02/01/2029	1,745	1,744

Amer Sports Co.
8.577% due 02/17/2031 «	600	604

American Airlines, Inc.
10.336% due 04/20/2028	2,267	2,345

AmWINS Group, Inc.
7.594% due 02/19/2028	1,047	1,048

Amynta Agency Borrower Inc.
9.597% due 02/28/2028	794	797

AP Core Holdings LLC
10.958% due 09/01/2027	550	482

Applied Systems, Inc.
8.835% due 02/24/2031	1,893	1,909

AppLovin Corp.
7.844% due 08/16/2030	748	750

Arches Buyer, Inc.
8.694% due 12/06/2027	691	663

Armor Holding LLC
10.014% due 12/11/2028 «	245	246

Artera Services LLC
9.835% due 02/15/2031	748	753

Ascend Learning LLC
8.944% due 12/11/2028	3,275	3,276

Assetmark Financial Holdings Inc.
TBD% due 06/03/2031	1,100	1,102

AssuredPartners, Inc.
8.844% due 02/14/2031	1,945	1,952

Asurion LLC
8.708% due 12/23/2026	3,279	3,256
9.694% due 08/19/2028	4,874	4,844

Athenahealth Group, Inc.
8.594% due 02/15/2029	5,382	5,371

AVSC Holding Corp. (9.944% Cash and 1.000% PIK)
10.944% due 10/15/2026 (a)	300	301

B+G FOODS, Inc.
TBD% due 10/10/2029	706	699

B.C. Unlimited Liability Co.
7.094% due 09/20/2030	1,500	1,498

Bally’s Corp.
8.836% due 10/02/2028	683	650

Banff Merger Sub Inc.
9.344% due 12/29/2028	2,440	2,448

Barracuda Networks, Inc.
9.814% due 08/15/2029	497	497

Bausch & Lomb Corp.
8.689% due 05/10/2027	3,739	3,704
9.344% due 09/29/2028	844	843

Bausch Health Cos., Inc.
TBD% due 02/01/2027	3,016	2,760

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCPE Empire Holdings, Inc.
9.344% due 12/11/2028	$1,137	$1,139

Berlin Packaging LLC
9.059% - 9.321% due 06/09/2031	499	500

BIP PipeCo Holdings LLC
TBD% due 12/06/2030	675	678

Birkenstock GmbH & Co. KG
8.840% due 04/28/2028	98	98

Blackhawk Network Holdings, Inc.
10.344% due 03/12/2029	700	702

Broadstreet Partners Inc.
TBD% due 06/14/2031	375	374

Caesars Entertainment Corp.
8.097% due 02/06/2030	1,135	1,138
8.097% due 02/06/2031	1,500	1,503

Carnival Corp.
8.094% due 08/08/2027	1,009	1,015
8.094% due 10/18/2028	2,000	2,008

Cast & Crew LLC
9.094% due 12/29/2028	700	701

Castlelake Aviation Ltd.
8.089% due 10/22/2027	443	445

Cengage Learning, Inc.
9.538% due 03/22/2031	1,798	1,805

Central Parent, Inc.
8.585% due 07/06/2029	3,981	3,935

Chamberlain Group, Inc.
8.694% due 11/03/2028	1,510	1,510

CHARLOTTE BUYER, Inc.
10.578% due 02/11/2028	499	501

Charter NEX US, Inc.
8.844% due 12/01/2027	1,982	1,988

Chobani, LLC
9.080% due 10/25/2027	995	1,001

Clarios Global LP
8.344% due 05/06/2030	798	801

Cloud Software Group, Inc.
9.335% - 9.345% due 03/30/2029	6,212	6,215
9.835% due 03/21/2031	1,500	1,506

Clydesdale Acquisition Holdings, Inc.
9.119% due 04/13/2029	4,066	4,080

CNT Holdings I Corp.
8.830% due 11/08/2027	1,393	1,398

Cohesity
TBD% due 03/08/2031 «µ	74	74
TBD% due 03/08/2031 «	700	700

Cornerstone Building Brands, Inc.
9.829% due 05/02/2031	700	697

Cornerstone OnDemand, Inc.
9.208% due 10/16/2028	245	232

Cotiviti, Inc.
8.579% due 05/01/2031	2,394	2,388

CP Atlas Buyer, Inc.
9.194% due 11/23/2027	2,294	2,243

CPI Holdco B LLC
7.344% due 05/17/2031	103	103

CQP Holdco LP
TBD% due 12/31/2030	1,325	1,327

Creative Artists Agency LLC
8.594% due 11/27/2028	2,159	2,172

Crown Subsea Communications Holding, Inc.
10.080% due 01/30/2031	575	577

Cushman & Wakefield U.S. Borrower LLC
9.094% due 01/31/2030 «	200	201

Da Vinci Purchaser Corp.
8.844% due 01/08/2027	2,624	2,629

Deerfield Dakota Holding LLC
9.085% due 04/09/2027	2,335	2,336

Delta Topco, Inc.
8.846% due 11/30/2029	700	701

DexKo Global, Inc.
9.346% due 10/04/2028	997	993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DirecTV Financing LLC
10.458% due 08/02/2027	$185	$185
10.708% due 08/02/2029	2,274	2,267

Dotdash Meredith, Inc.
9.429% due 12/01/2028	246	246

Drake Software LLC
TBD% due 06/17/2031«	1,100	1,090

Dun & Bradstreet Corp.
8.096% due 01/18/2029	615	616

Edelman Financial Center, LLC
8.594% due 04/07/2028	2,829	2,837

Embecta Corp.
8.344% due 03/30/2029	1,694	1,592

Emerald Borrower LP
TBD% due 06/18/2031	525	526

Endo Luxembourg Finance Co. SARL
9.826% due 04/23/2031	950	950

Endure Digital, Inc.
8.944% due 02/10/2028	990	922

Ensono LP
9.444% - 9.458% due 05/26/2028	338	336

EPIC Y-Grade Services LP
11.058% due 06/29/2029	1,125	1,126

eResearchTechnology, Inc.
TBD% due 02/04/2027	2,732	2,749

Fertitta Entertainment LLC
9.081% due 01/27/2029	3,861	3,870

Fiesta Purchaser, Inc.
9.344% due 02/12/2031	875	882

First Brands Group, LLC
10.591% due 03/30/2027	796	792

First Student Bidco, Inc.
8.596% due 07/21/2028	2,432	2,436

Focus Financial Partners, LLC
8.094% due 06/30/2028	844	845

Fortrea Holdings, Inc.
9.094% due 06/30/2030	93	93

Fortress Intermediate 3, Inc.
TBD% due 06/27/2031 «	1,425	1,429

Forward Air Corp.
9.830% due 12/19/2030	581	543

Foundation Building Materials Holding Co. LLC
8.694% - 8.841% due 01/31/2028	1,332	1,319

Freeport LNG Investments LLLP
9.086% due 12/21/2028	997	998

Frontier Communications Corp.
TBD% due 06/20/2031 «	825	825

Garda World Security Corp.
9.594% due 02/01/2029	249	251

Global Medical Response, Inc.
TBD% due 10/31/2028	701	680

Graham Packaging Co., Inc.
8.458% due 08/04/2027	1,823	1,828

Gray Television, Inc.
8.444% due 12/01/2028	495	448
10.580% due 06/04/2029	350	333

Great Outdoors Group LLC
9.208% due 03/06/2028	792	792

Grinding Media, Inc.
9.555% due 10/12/2028 «	246	245

GTCR W Merger Sub LLC
8.335% due 01/31/2031	815	817

Gulfside Supply, Inc.
TBD% due 05/29/2031 «	875	877

GVC HOLDINGS (GIBRALTAR) LTD
8.014% due 10/31/2029	99	100

Hilton Grand Vacations Borrower LLC
8.094% due 01/17/2031	698	699

HUB International Ltd.
8.567% - 8.595% due 06/20/2030	1,891	1,897

Hudson River Trading LLC
8.458% due 03/20/2028	497	498

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	119

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INEOS Enterprises Holdings U.S. Finco LLC
9.197% due 07/08/2030	$395	$396

INEOS U.S. Finance LLC
9.094% due 02/07/2031	750	753

Ingram Micro, Inc.
8.596% due 06/30/2028	626	629

IRB Holding Corp.
8.194% due 12/15/2027	895	896

IRIS Holdings, Inc.
10.180% due 06/28/2028	698	660

Isolved, Inc.
8.844% due 10/15/2030	748	751

Jane Street Group, LLC
7.958% due 01/26/2028	792	792

Janus International Group LLC
7.844% due 08/03/2030	336	338

Jazz Financing Lux SARL
8.458% due 05/05/2028	887	889

Johnstone Supply LLC
8.328% due 06/07/2031	700	702

Kestrel Bidco, Inc.
8.444% due 12/11/2026	114	114

Kohler Energy Co. LLC
10.085% due 05/01/2031	850	855

LABL, Inc.
10.444% due 10/29/2028	2,960	2,928

LBM Acquisition LLC
9.178% due 05/30/2031	4,498	4,429

LC Ahab U.S. Bidco LLC
8.844% due 05/01/2031	1,275	1,279

Learning Care Group U.S. No. 2 Inc.
9.336% - 9.345% due 08/11/2028	498	502

LifePoint Health, Inc.
9.329% due 05/17/2031	1,175	1,178
10.056% due 11/16/2028	970	977

LSF11 A5 Holdco LLC
TBD% due 10/15/2028	742	743

Madison IAQ LLC
8.094% due 06/21/2028	4,799	4,809

MasOrange
TBD% due 03/25/2031	700	703

Mauser Packaging Solutions Holding Co.
8.829% due 04/15/2027	745	747

Mavis Tire Express Services Corp.
9.094% due 05/04/2028	1,984	1,991

McAfee LLC
8.579% due 03/01/2029	2,084	2,085

McGraw-Hill Global Education Holdings LLC
10.346% due 07/28/2028	3,080	3,089

Medline Borrower LP
TBD% due 10/23/2028	5,240	5,254

MH SUB I, LLC
9.594% due 05/03/2028	5,287	5,288

MI Windows and Doors LLC
8.844% due 03/28/2031	650	655

MKS Instruments, Inc.
7.828% due 08/17/2029	1,040	1,043

Modena Buyer LLC
TBD% due 04/18/2031	1,100	1,075

Mosel Bidco SE
9.835% due 09/16/2030 «	350	352

Motion Finco SARL
8.835% due 11/12/2029	1,097	1,099

MPH Acquisition Holdings LLC
9.859% due 09/01/2028	684	571

NCR Atleos LLC
10.180% due 03/27/2029	794	804

Neptune Bidco U.S., Inc.
10.406% due 04/11/2029	5,044	4,760

NGL Energy Partners LP
9.844% due 02/02/2031	399	401

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nielsen Consumer LLC
TBD% due 03/06/2028	$825	$827

Nielsen Consumer, Inc.
11.594% due 03/06/2028	497	499

Nouryon Finance BV
TBD% due 04/03/2028	995	999

Nuvei Technologies Corp.
8.444% due 12/19/2030	498	499

Olympus Water U.S. Holding Corp.
8.847% due 06/20/2031	690	693

Omnia Partners LLC
8.574% due 07/25/2030	599	600

Ontario Gaming GTA LP
9.585% due 08/01/2030	995	1,001

Organon & Co.
7.829% due 05/19/2031	1,866	1,869

Oryx Midstream Services Permian Basin LLC
8.441% due 10/05/2028	995	997

Oscar AcquisitionCo LLC
9.585% due 04/29/2029	2,328	2,329

Packaging Coordinators Midco, Inc.
TBD% due 11/30/2027	499	501

Padagis LLC
10.313% due 07/06/2028 «	275	269

Park River Holdings, Inc.
8.814% due 12/28/2027	2,082	2,039

Particle Investments SARL
9.323% - 9.344% due 03/28/2031 «	698	705

Pegasus BidCo BV
9.072% due 07/12/2029	470	473

PENN Entertainment, Inc.
8.194% due 05/03/2029	696	698

Peraton Corp.
9.194% due 02/01/2028	1,492	1,494

PetSmart, Inc.
9.194% due 02/11/2028	792	791

PG Investment Company 59 SARL
8.835% due 03/26/2031	775	781

Phoenix Guarantor, Inc.
8.594% due 02/21/2031	2,622	2,619

PMHC II, Inc.
9.706% due 04/23/2029	1,188	1,162

Polaris Newco LLC
9.591% due 06/02/2028	4,915	4,919

Press Ganey Holdings, Inc.
8.844% due 04/30/2031	100	100

Prime Security Services LLC
TBD% due 10/13/2030	975	976

Project Alpha Intermediate Holding, Inc.
9.072% due 10/28/2030	2,768	2,780

Proofpoint, Inc.
8.344% due 08/31/2028	3,247	3,253

PUG LLC
10.094% due 03/15/2030	637	638

Quartz Acquireco LLC
TBD% due 06/28/2030 «	273	273

Quest Software U.S. Holdings, Inc.
9.730% due 02/01/2029	2,600	1,938

Rand Parent LLC
TBD% due 03/18/2030	1,000	1,000
9.585% due 03/17/2030	422	424

RealPage, Inc.
8.458% due 04/24/2028	4,664	4,542

Red Ventures, LLC
8.344% due 03/03/2030	249	246

Renaissance Holdings Corp.
9.597% due 04/05/2030	1,590	1,591

Resideo Funding Inc.
7.339% due 05/21/2031	375	375

Restoration Hardware, Inc.
7.958% due 10/20/2028	3,600	3,470

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reynolds Group Holdings, Inc.
7.845% due 09/24/2028	$1,200	$1,203

Rocket Software, Inc.
10.094% due 11/28/2028	1,297	1,304

Scientific Games Holdings LP
8.306% due 04/04/2029	644	643

SCIH Salt Holdings, Inc.
8.830% due 03/16/2027	2,005	2,009

Sedgwick Claims Management Services, Inc.
9.094% due 02/24/2028	2,079	2,084

Select Medical Corp.
8.344% due 03/06/2027	574	575

Simon & Schuster, Inc.
9.330% due 10/30/2030	200	200

Solis IV BV
8.836% due 02/26/2029	4,426	4,403

Sophia, L.P.
8.944% due 10/09/2029	695	699

SOTERA HEALTH HOLDINGS LLC
8.594% due 05/30/2031	975	975

Specialty Building Products Holdings LLC
9.194% due 10/15/2028	593	591

Spirit AeroSystems, Inc.
9.580% due 01/15/2027	295	297

Spring Education Group, Inc.
9.335% due 10/04/2030	299	300

Star Parent, Inc.
9.085% due 09/27/2030	4,693	4,695

Station Casinos LLC
7.594% due 03/14/2031	399	399

SURGERY CENTER HOLDINGS, Inc.
8.089% due 12/19/2030	1,447	1,453

Syniverse Holdings, Inc.
12.335% due 05/13/2027	2,344	2,297

Taboola.com Ltd.
9.458% due 09/01/2028 «	339	340

Tacala, LLC
9.344% due 01/31/2031	499	502

Tempo Acquisition LLC
7.594% due 08/31/2028	495	497

Teneo Holdings LLC
10.094% due 03/13/2031	698	701

Tenneco, Inc.
10.426% - 10.435% due 11/17/2028	1,675	1,611

TGP Holdings III LLC
8.694% due 06/29/2028	600	570

TK Elevator U.S. Newco, Inc.
8.791% due 04/30/2030	3,040	3,059

Topgolf Callaway Brands Corp.
8.344% due 03/15/2030	1,169	1,174

Trans Union LLC
TBD% due 11/16/2026	398	398
TBD% due 06/24/2031	377	377

TransDigm, Inc.
7.843% due 02/28/2031	4,000	4,013

Travel + Leisure Co.
8.692% due 12/14/2029	798	801

Trident TPI Holdings, Inc.
9.302% - 9.344% due 09/15/2028	1,591	1,595

Triton Water Holdings, Inc.
8.846% due 03/31/2028	4,469	4,476
9.335% due 03/31/2028	299	301

Truist Insurance Holdings LLC
8.585% due 05/06/2031	3,100	3,111

UFC Holdings LLC
8.336% due 04/29/2026	1,049	1,053

UGI Energy Services LLC
7.844% due 02/22/2030	566	568

UKG, Inc.
8.576% due 02/10/2031	3,161	3,176

United Talent Agency, LLC
9.078% due 07/07/2028 «	1,000	1,006

120	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UPC Financing Partnership
8.443% due 01/31/2029	$1,275	$1,270

USI INC.
8.085% due 11/22/2029	763	764
8.085% due 09/27/2030	496	497

Virgin Media Bristol LLC
7.943% due 01/31/2028	2,900	2,778
8.693% due 01/31/2029	3,450	3,305

VS Buyer, LLC
8.581% due 04/14/2031	1,600	1,606

Wand NewCo 3, Inc.
9.094% due 01/30/2031	800	806

WaterBridge Midstream Operating LLC
TBD% due 06/21/2029	500	497
9.826% due 05/10/2029	1,000	1,007

WEC U.S. Holdings Ltd.
8.094% due 01/27/2031	2,872	2,878

Whatabrands LLC
8.094% due 08/03/2028	3,211	3,216

WHITE CAP BUYER LLC
8.594% due 10/19/2029	1,735	1,740

Windsor Holdings III, LLC
9.339% due 08/01/2030	697	702

Windstream Services LLC
11.694% due 09/21/2027	490	491

Wood Mackenzie Ltd.
8.823% due 02/07/2031	625	630

Worldwide Express Operations LLC
9.846% due 07/26/2028	839	843

Wrench Group, LLC
9.596% due 10/30/2028	1,796	1,799

WS Audiology
9.992% due 02/28/2029	575	577

Xplor Technologies LLC
TBD% due 06/24/2031 «	975	975

Zayo Group Holdings, Inc.
8.458% due 03/09/2027	2,300	2,009

Total Loan Participations and Assignments (Cost $332,947)		335,665

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.8%

BANKING & FINANCE 0.6%

Alliant Holdings Intermediate LLC
7.000% due 01/15/2031	$500	$505

Freedom Mortgage Corp.
12.000% due 10/01/2028	450	484

Panther Escrow Issuer LLC
7.125% due 06/01/2031	400	405

PRA Group, Inc.
8.375% due 02/01/2028	500	499

Starwood Property Trust, Inc.
3.750% due 12/31/2024	400	395

		2,288

INDUSTRIALS 2.2%

American Airlines Pass-Through Trust
3.375% due 11/01/2028	165	156

Community Health Systems, Inc.
5.250% due 05/15/2030	400	330

Foundation Building Materials, Inc.
6.000% due 03/01/2029	250	222

Global Partners LP
8.250% due 01/15/2032	100	103

GYP Holdings Corp.
4.625% due 05/01/2029	500	463

Lindblad Expeditions Holdings, Inc.
9.000% due 05/15/2028	800	823

Manitowoc Co., Inc.
9.000% due 04/01/2026	500	501

NCL Corp. Ltd.
8.125% due 01/15/2029	400	419

Olympus Water U.S. Holding Corp.
7.125% due 10/01/2027	50	50

Option Care Health, Inc.
4.375% due 10/31/2029	900	827

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	850	797

Rand Parent LLC
8.500% due 02/15/2030	100	101

Spirit AeroSystems, Inc.
9.750% due 11/15/2030	250	276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Star Parent, Inc.
9.000% due 10/01/2030	$200	$210

Station Casinos LLC
6.625% due 03/15/2032	400	398

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	600	607

TransDigm, Inc.
7.125% due 12/01/2031	400	413

Triumph Group, Inc.
9.000% due 03/15/2028	480	504

Wand NewCo 3, Inc.
7.625% due 01/30/2032	200	207

White Cap Buyer LLC
6.875% due 10/15/2028	900	869

XPO, Inc.
7.125% due 02/01/2032	200	205

ZF North America Capital, Inc.
6.875% due 04/14/2028	150	153
7.125% due 04/14/2030	150	156

		8,790

Total Corporate Bonds & Notes (Cost $10,740)		11,078

SHORT-TERM INSTRUMENTS 34.5%

REPURCHASE AGREEMENTS (b) 34.5%
		135,200

Total Short-Term Instruments (Cost $135,200)		135,200

Total Investments in Securities (Cost $478,887)		481,943

Total Investments 122.8% (Cost $478,887)		$481,943

Financial Derivative Instruments (c)(d) 0.3% (Cost or Premiums, net $(787))		1,195

Other Assets and Liabilities, net (23.1)%		(90,790)

Net Assets 100.0%		$392,348

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

(a)	Payment in-kind security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.430%	06/28/2024	07/01/2024	$62,100	U.S. Treasury Bonds 2.375% due 11/15/2049	$(62,148)	$62,100	$62,128
BPS	5.340	06/28/2024	07/01/2024	10,800	U.S. Treasury Notes 0.625% due 07/31/2026	(11,012)	10,800	10,805
	5.400	07/01/2024	07/02/2024	62,300	U.S. Treasury Notes 1.875% due 02/15/2032	(63,648)	62,300	62,300

Total Repurchase Agreements						$(136,808)	$135,200	$135,233

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	121

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$62,128	$0	$0	$0	$62,128	$(62,148)	$(20)
BPS	73,105	0	0	0	73,105	(74,660)	(1,555)

Total Borrowings and Other Financing Transactions	$135,233	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(5) at a weighted average interest rate of 5.350%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2024	14	$1,540	$8	$0	$(4)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	8	$(1,634)	$(1)	$0	$0
U.S. Treasury 5-Year Note September Futures	09/2024	33	(3,517)	(15)	4	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	11	(1,249)	(6)	5	0

				$(22)	$9	$0

Total Futures Contracts				$(14)	$9	$(4)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$6,000	$287	$148	$435	$5	$0

Total Swap Agreements						$287	$148	$435	$5	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$9	$5	$14	$0	$(4)	$0	$(4)

Cash of $386 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

122	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.148% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	$28,900	$(361)	$917	$556	$0

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	47,800	(412)	605	198	(5)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.148% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	14,600	(156)	554	398	0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2025	20,000	(145)	183	38	0

Total Swap Agreements								$(1,074)	$2,259	$1,190	$(5)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$0	$0	$556	$556	$0	$0	$0	$0	$556	$(550)	$6
JPM	0	0	634	634	0	0	(5)	(5)	629	0	629

Total Over the Counter	$0	$0	$1,190	$1,190	$0	$0	$(5)	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	0	0	0	5	5

	$0	$0	$0	$0	$14	$14

Over the counter
Swap Agreements	$0	$0	$0	$0	$1,190	$1,190

	$0	$0	$0	$0	$1,204	$1,204

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	123

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4

Over the counter
Swap Agreements	$0	$0	$0	$0	$5	$5

	$0	$0	$0	$0	$9	$9

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$157	$157
Swap Agreements	0	123	0	0	224	347

	$0	$123	$0	$0	$381	$504

Over the counter
Swap Agreements	$0	$0	$0	$0	$(868)	$(868)

	$0	$123	$0	$0	$(487)	$(364)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(98)	$(98)
Swap Agreements	0	(17)	0	0	(74)	(91)

	$0	$(17)	$0	$0	$(172)	$(189)

Over the counter
Swap Agreements	$0	$0	$0	$0	$2,259	$2,259

	$0	$(17)	$0	$0	$2,087	$2,070

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$1,000	$324,454	$10,211	$335,665
Corporate Bonds & Notes
Banking & Finance	0	2,288	0	2,288
Industrials	0	8,790	0	8,790
Short-Term Instruments
Repurchase Agreements	0	135,200	0	135,200

Total Investments	$1,000	$470,732	$10,211	$481,943

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	14	0	14
Over the counter	0	1,190	0	1,190

	$0	$1,204	$0	$1,204

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4)	$0	$(4)
Over the counter	0	(5)	0	(5)

	$0	$(9)	$0	$(9)

Total Financial Derivative Instruments	$0	$1,195	$0	$1,195

Totals	$1,000	$471,927	$10,211	$483,138

124	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:

Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024(1)
Investments in Securities, at Value
Loan Participations and Assignments	$2,861	$9,251	$(1,111)	$22	$7	$(1)	$1,100	$(1,917)	$10,211	$58

Totals	$2,861	$9,251	$(1,111)	$22	$7	$(1)	$1,100	$(1,917)	$10,211	$58

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$773	Recent Transaction	Purchase Price	100.000	—
	9,438	Third-Party Vendor	Broker Quote	98.000-100.938	100.140

Total	$10,211

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	125

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.2%

MUNICIPAL BONDS & NOTES 95.9%

ALABAMA 3.8%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.230% (MUNIPSA) due 10/01/2052 ~	$1,500	$1,479

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	680	718

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,000	2,163
5.500% due 06/01/2049	1,470	1,561
5.500% due 10/01/2054	2,400	2,630

Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020
5.000% due 08/01/2025	1,000	1,012

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,000	1,099

Healthcare Authority of Baptist Health, Alabama Revenue Notes, Series 2023
5.000% due 11/15/2025	1,000	1,015

Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.000% due 06/01/2034	4,625	4,489

Jefferson County, Alabama Sewer Revenue Notes, Series 2024
5.000% due 10/01/2031	3,000	3,306

Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019
2.000% due 11/01/2033	450	447

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	2,400	2,535

		22,454

ARIZONA 2.0%

Arizona Health Facilities Authority Revenue Bonds, Series 2015
4.130% (MUNIPSA) due 01/01/2046 ~	1,125	1,116

Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017
3.750% due 03/01/2039	1,000	992

Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018
5.000% due 07/01/2024	200	200

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,500	1,537

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003
3.875% due 01/01/2038	3,000	3,021

Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018
5.000% due 07/01/2024	350	350

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
4.750% due 07/01/2044	1,410	1,410

Tempe, Arizona Certificates of Participation Notes, Series 2021
0.623% due 07/01/2024	1,350	1,350

Town of Gilbert, Arizona General Obligation Notes, Series 2022
5.000% due 07/15/2028	1,425	1,534

		11,510

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 8.0%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.290% (MUNIPSA) due 04/01/2056 ~	$2,000	$1,962
4.330% (MUNIPSA) due 04/01/2056 ~	1,500	1,493

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	1,250	1,253

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,500	2,651
5.250% due 01/01/2054	2,000	2,109
5.250% due 11/01/2054	3,900	4,169

California Health Facilities Financing Authority Revenue Bonds, Series 2021
3.000% due 08/15/2054	3,000	2,971

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.580% (MUNIPSA) due 12/01/2050 ~	1,000	996

California Infrastructure & Economic Development Bank Revenue Notes, Series 2018
5.000% due 10/01/2025	2,250	2,303

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	1,000	1,145

California State General Obligation Notes, Series 2020
5.000% due 11/01/2027	1,250	1,327

California State General Obligation Notes, Series 2023
5.000% due 09/01/2025	5,000	5,111

California State Public Works Board Revenue Notes, Series 2021
5.000% due 11/01/2029	1,500	1,646

California Statewide Communities Development Authority Revenue Notes, Series 2021
1.462% due 02/01/2028	3,680	3,272

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	2,080	1,952

Los Angeles Unified School District, California General Obligation Bonds, Series 2014
5.000% due 07/01/2025	2,220	2,222

Los Angeles Unified School District, California General Obligation Notes, Series 2024
5.000% due 07/01/2026	2,300	2,386

Pasadena Unified School District, California General Obligation Notes, Series 2021
2.000% due 08/01/2025	2,110	2,070

San Bernardino County, California Certificates of Participation Bonds, Series 1992
6.875% due 08/01/2024	1,535	1,539

Silicon Valley Clean Water, California Revenue Notes, Series 2021
0.500% due 03/01/2026	2,500	2,321

Southern California Public Power Authority Revenue Bonds, Series 2020
0.650% due 07/01/2040	1,000	963

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2030	1,000	1,076

		46,937

COLORADO 4.4%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2049	1,700	1,733

Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.430% (MUNIPSA) due 05/15/2061 ~	5,000	4,976

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado Health Facilities Authority Revenue Bonds, Series 2023
5.000% due 11/15/2058	$1,000	$1,062

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034	2,500	2,851
5.000% due 11/15/2059	2,200	2,373

Colorado Health Facilities Authority Revenue Notes, Series 2020
2.800% due 12/01/2026	330	311

Colorado Health Facilities Authority Revenue Notes, Series 2022
5.000% due 11/01/2026	500	516

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021
3.928% (SOFRRATE) due 09/01/2039 ~	3,000	2,999

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
4.328% (SOFRRATE) due 09/01/2039 ~	2,900	2,901

Regional Transportation District, Colorado Revenue Notes, Series 2020
5.000% due 07/15/2024	325	325

University of Colorado Revenue Bonds, Series 2019
2.000% due 06/01/2054	5,500	5,472

		25,519

CONNECTICUT 2.9%

Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 10/01/2025	1,000	1,022

Connecticut Special Tax State Revenue Notes, Series 2022
5.000% due 07/01/2027	1,000	1,054
5.000% due 07/01/2029	3,000	3,270

Connecticut State General Obligation Notes, Series 2022
5.000% due 11/15/2028	1,500	1,620

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2013
4.450% due 07/01/2042	10,000	10,000

		16,966

DELAWARE 0.4%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	750	729
1.250% due 10/01/2045	2,000	1,898

		2,627

DISTRICT OF COLUMBIA 0.2%

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Notes, Series 2023
5.000% due 07/15/2025	1,000	1,018

FLORIDA 2.3%

Florida Development Finance Corp. Revenue Notes, Series 2023
5.000% due 09/01/2025	3,800	3,834
5.000% due 09/01/2026	1,550	1,582

Lee Memorial Health System, Florida Revenue Bonds, Series 2019
5.000% due 04/01/2033	1,000	1,015

Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015
5.000% due 10/01/2024	710	713

Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2035	2,000	2,027

126	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orange County, Florida School Board Certificates of Participation Notes, Series 2024
5.000% due 08/01/2033	$4,000	$4,605

		13,776

GEORGIA 4.0%

Bartow County, Georgia Development Authority Revenue Bonds, Series 1997
1.800% due 09/01/2029	3,000	2,555

Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023
5.000% due 04/01/2029	1,625	1,741
5.000% due 04/01/2030	1,500	1,628

Development Authority of Burke County, Georgia Revenue Bonds, Series 2013
3.375% due 11/01/2053	4,350	4,320

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	2,600	2,757

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,000	1,004
5.000% due 12/01/2052	3,000	3,147

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	750	793

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054	2,600	2,762

Main Street Natural Gas, Inc., Georgia Revenue Notes, Series 2021
4.000% due 12/01/2024	750	748

Municipal Electric Authority of Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2039	1,500	1,500

Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2025	200	201
5.000% due 01/01/2026	385	395

		23,551

HAWAII 0.5%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015
4.000% due 07/01/2034	3,000	3,001

ILLINOIS 5.0%

Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023
5.000% due 01/01/2028	1,465	1,554
5.000% due 01/01/2029	2,000	2,158

Chicago, Illinois General Obligation Notes, Series 2021
5.000% due 01/01/2030	3,000	3,194

Cook County, Illinois General Obligation Notes, Series 2021
5.000% due 11/15/2024	1,750	1,758

Illinois Finance Authority Revenue Bonds, Series 2021
4.580% (MUNIPSA) due 05/01/2042 ~	1,000	985

Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2028	3,200	3,386
5.500% due 05/01/2030	7,750	8,253

Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2029	3,000	3,196

Illinois State Toll Highway Authority Revenue Notes, Series 2024
5.000% due 01/01/2030	1,000	1,089
5.000% due 01/01/2031	1,250	1,381

Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022
3.000% due 06/15/2025	1,125	1,112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
2.325% due 01/01/2025	$1,000	$985

		29,051

INDIANA 1.7%

Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	2,500	2,345

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	1,000	938

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2062	2,000	2,112

Indiana Finance Authority Revenue Notes, Series 2021
0.650% due 08/01/2025	4,500	4,317

		9,712

IOWA 1.0%

Iowa Finance Authority Revenue Bonds, Series 2018
4.500% due 02/15/2041	6,000	6,000

KANSAS 1.4%

Burlington, Kansas Revenue Bonds, Series 2023
4.300% due 03/01/2045	5,500	5,500

Kansas Department of Transportation State Revenue Bonds, Series 2004
4.311% (0.7*US0001M + 0.500%) due 09/01/2024 ~	2,500	2,501

		8,001

KENTUCKY 2.0%

Kentucky Asset Liability Commission Revenue Notes, Series 2024
5.000% due 09/01/2026	5,000	5,183

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
4.250% due 07/01/2035	1,000	985

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	500	502

Kentucky Public Energy Authority Revenue Notes, Series 2018
4.000% due 06/01/2025	2,505	2,505

Kentucky State Property & Building Commission Revenue Bonds, Series 2016
5.000% due 11/01/2028	1,810	1,871

Kentucky State Property & Building Commission Revenue Notes, Series 2022
5.000% due 06/01/2031	500	550

		11,596

LOUISIANA 1.2%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020
0.875% due 02/01/2046	1,700	1,670

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	2,925	2,925
2.375% due 06/01/2037	2,810	2,722

		7,317

MARYLAND 0.8%

Howard County, Maryland General Obligation Notes, Series 2018
5.000% due 02/15/2027	3,000	3,146

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
5.000% due 07/01/2045	1,500	1,509

		4,655

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 1.5%

Commonwealth of Massachusetts Revenue Bonds,(BAM,NPFGC Insured), Series 2005
5.500% due 01/01/2034	$5,000	$5,779

Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023
5.000% due 07/01/2029	1,300	1,416

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
4.480% (MUNIPSA) due 07/01/2049 ~	1,750	1,745

		8,940

MICHIGAN 2.1%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.328% (TSFR3M) due 07/01/2032 ~	2,000	1,910

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.630% (MUNIPSA) due 04/15/2047 ~	3,000	3,001

Michigan Finance Authority Revenue Bonds, Series 2015
1.200% due 10/15/2030	2,000	1,773

Michigan Finance Authority Revenue Notes, Series 2020
2.326% due 06/01/2030	77	76

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/28/2029	900	955
5.000% due 02/28/2030	1,170	1,257

Michigan State Building Authority Revenue Bonds, Series 2020
3.980% due 10/15/2042	1,000	1,000

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
4.000% due 11/15/2047	500	500

Michigan Trunk Line State Revenue Notes, Series 2023
5.000% due 11/15/2026	1,500	1,564

		12,036

MINNESOTA 0.3%

Minneapolis, Minnesota Revenue Bonds, Series 2018
4.650% due 11/15/2048	1,900	1,900

MISSOURI 0.7%

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023
5.000% due 05/01/2033	2,650	3,017

St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 04/01/2034	1,000	1,134

		4,151

MULTI-STATE 0.8%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.549% due 08/25/2040	4,486	4,524

NEBRASKA 0.7%

Douglas County, Nebraska Revenue Bonds, Series 2021
4.410% (MUNIPSA) due 07/01/2035 ~	2,450	2,420

Nebraska Public Power District Revenue Notes, Series 2023
5.000% due 07/01/2028	1,750	1,854

		4,274

NEVADA 0.7%

Clark County, Nevada General Obligation Bonds, Series 2019
5.000% due 07/01/2031	2,150	2,334

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	127

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washoe County, Nevada Revenue Bonds, Series 2016
3.625% due 03/01/2036	$2,000	$1,991

		4,325

NEW HAMPSHIRE 0.1%

New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2026	265	263
4.000% due 01/01/2027	250	248

		511

NEW JERSEY 4.4%

New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2024	7,000	7,016

New Jersey Economic Development Authority Revenue Notes, Series 2022
5.000% due 11/01/2024	825	828

New Jersey Economic Development Authority Revenue Notes, Series 2023
5.000% due 03/01/2028	2,200	2,324

New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2025	3,000	3,045
5.000% due 06/01/2028	2,000	2,136

New Jersey Turnpike Authority Revenue Notes, Series 2020
5.000% due 01/01/2028	5,000	5,122

Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 01/01/2025	600	602

Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2026	4,750	4,863

		25,936

NEW YORK 13.6%

Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020
4.250% due 04/01/2042	2,000	2,012

Long Island Power Authority, New York Revenue Bonds, Series 2022
4.330% (MUNIPSA) due 09/01/2038 ~	2,000	1,992

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
4.378% (SOFRRATE) due 11/01/2032 ~	1,500	1,499

New York City Water & Sewer System, New York Revenue Bonds, Series 2013
4.700% due 06/15/2050	5,400	5,400

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
4.900% due 06/15/2050	4,000	4,000

New York City, New York General Obligation Bonds, Series 2012
4.900% due 04/01/2042	6,300	6,300

New York City, New York General Obligation Bonds, Series 2015
4.900% due 06/01/2044	2,000	2,000

New York City, New York General Obligation Bonds, Series 2018
4.900% due 12/01/2047	5,000	5,000

New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021
0.600% due 05/01/2061	1,965	1,897

New York City, New York Industrial Development Agency Revenue Bonds, Series 2007
4.900% due 10/01/2042	17,100	17,100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
4.650% due 06/15/2048	$4,700	$4,700

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2027	1,250	1,279

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
4.700% due 11/01/2036	3,800	3,800

New York City, New York Transitional Finance Authority Revenue Notes, Series 2023
5.000% due 05/01/2027	1,250	1,313

New York Power Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 11/15/2027	1,700	1,810

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 02/15/2028	4,565	4,752
5.000% due 03/15/2035	4,500	4,633
5.000% due 03/15/2036	1,500	1,543

New York State Urban Development Corp. Revenue Bonds, Series 2015
5.000% due 03/15/2035	5,000	5,070

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 11/15/2029	1,110	1,169

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2032	2,500	2,549

		79,818

NORTH CAROLINA 1.0%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
4.650% due 01/15/2037	6,000	6,000

OHIO 2.4%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021
1.000% due 02/15/2048	2,000	1,991

Franklin County, Ohio Revenue Bonds, Series 2022
4.700% due 11/01/2042	6,000	6,000

Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Notes, Series 2022
4.000% due 09/01/2030	2,900	2,906

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
1.500% due 02/01/2026	2,200	2,088

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2034	415	466

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2029 (c)	500	410

		13,861

OREGON 0.5%

Multnomah County School District 40, Oregon General Obligation Notes, Series 2023
0.000% due 06/15/2027 (c)	325	292

Oregon Department of Transportation State Revenue Notes, Series 2024
5.000% due 05/15/2026 (a)	1,000	1,033

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2026	145	148

Oregon State General Obligation Notes, Series 2023
5.000% due 05/01/2026	1,625	1,678

		3,151

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 3.6%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
4.580% (MUNIPSA) due 11/15/2047 ~	$5,000	$4,989

Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021
3.928% (SOFRRATE) due 07/01/2031 ~	3,525	3,484

Commonwealth of Pennsylvania General Obligation Notes, Series 2019
5.000% due 07/15/2024	2,500	2,501

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
4.980% (MUNIPSA) due 08/15/2038 ~(d)	2,430	2,413

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	4,500	4,619

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
3.000% due 01/01/2025	1,020	1,012

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2024	900	900
4.000% due 07/01/2026	1,250	1,242

		21,160

PUERTO RICO 0.9%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	4,750	4,758

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2024 (c)	437	437

		5,195

SOUTH CAROLINA 0.5%

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,400	1,517

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
5.000% due 12/01/2048	1,250	1,269

		2,786

TENNESSEE 1.3%

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Notes, Series 2023
5.000% due 07/01/2029	1,000	1,084

Tennergy Corp., Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	1,500	1,505

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	1,250	1,336

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,220	3,419

Tennessee Energy Acquisition Corp. Revenue Notes, Series 2021
5.000% due 11/01/2024	250	251

		7,595

TEXAS 12.2%

Austin, Texas Electric Utility Revenue Notes, Series 2023
5.000% due 11/15/2024	850	855
5.000% due 11/15/2025	1,200	1,227

128	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Central Texas Regional Mobility Authority Revenue Notes, Series 2018
5.000% due 01/01/2027	$1,100	$1,137

County of Williamson, Texas General Obligation Notes, Series 2023
5.000% due 02/15/2025	2,500	2,526

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2023
5.000% due 11/01/2028	2,000	2,146

Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020
5.000% due 08/15/2028	2,000	2,036

Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2023
5.000% due 08/15/2025	1,500	1,528

El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020
5.000% due 08/15/2024	400	401

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	2,500	2,426

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,500	2,629

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,591

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
4.600% due 10/01/2041	10,090	10,090

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	2,000	2,143

Harris County, Texas General Obligation Bonds, Series 2015
5.000% due 10/01/2026	2,920	2,974

Harris County, Texas Toll Road Revenue Notes, Series 2024
5.000% due 08/15/2027	2,250	2,373

Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022
5.000% due 02/01/2027	2,000	2,088

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	1,500	1,384

North Texas Tollway Authority Revenue Notes, Series 2023
5.000% due 01/01/2027	2,750	2,867

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
1.600% due 08/01/2049	730	729

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020
0.700% due 06/01/2050	1,500	1,461

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
2.000% due 06/01/2052	1,300	1,232

Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015
1.500% due 02/15/2044	750	747

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
1.125% due 12/01/2045	2,500	2,277

San Antonio, Texas General Obligation Notes, Series 2023
5.000% due 02/01/2025	5,000	5,049

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,900	1,947

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022
5.000% due 10/01/2026	225	233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 07/01/2032	$2,500	$2,762

Tarrant Regional Water District, Texas Revenue Notes, Series 2021
1.050% due 09/01/2027	5,000	4,468

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.203% (TSFR3M) due 12/15/2026 ~	1,000	1,000

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023
5.500% due 01/01/2054	1,800	1,929

Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021
5.000% due 12/15/2026	1,750	1,783

Texas Water Development Board Revenue Notes, Series 2022
5.000% due 10/15/2025	1,250	1,279

Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022
4.125% due 06/01/2045	1,000	996

Waco Educational Finance Corp., Texas Revenue Notes, Series 2021
4.000% due 03/01/2026	525	530

		71,843

UTAH 0.1%

City of Salt Lake, Utah Revenue Notes, Series 2021
5.000% due 07/01/2024	350	350
5.000% due 07/01/2025	450	457

		807

VIRGINIA 1.4%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,600	1,715

Richmond Redevelopment & Housing Authority, Virginia Revenue Notes, Series 2023
4.250% due 03/01/2026	1,500	1,503

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,300	1,300

Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
0.750% due 10/01/2040	3,800	3,591

		8,109

WASHINGTON 3.1%

Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015
4.080% (MUNIPSA) due 11/01/2045 ~	4,500	4,458

Energy Northwest, Washington Revenue Notes, Series 2024
5.000% due 07/01/2027	5,000	5,267

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021
4.130% (MUNIPSA) due 05/01/2045 ~	3,000	2,933

State of Washington General Obligation Refunding Notes, Series 2022
4.000% due 07/01/2026	1,000	1,015

Washington State General Obligation Bonds, Series 2016
5.000% due 07/01/2033	3,000	3,065

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	$1,344	$1,204

		17,942

WEST VIRGINIA 0.5%

West Virginia Economic Development Authority Revenue Bonds, Series 2015
3.375% due 03/01/2040	3,000	2,952

WISCONSIN 1.9%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
3.700% due 10/01/2046	2,500	2,464

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2026	305	304

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
4.850% due 04/01/2048	5,000	5,000

Wisconsin Department of Transportation Revenue Notes, Series 2023
5.000% due 07/01/2025	750	763

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
4.060% (MUNIPSA) due 08/15/2054 ~	2,500	2,472

		11,003

Total Municipal Bonds & Notes (Cost $563,300)		562,510

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
1.500% due 11/30/2024	1,100	1,083

Total U.S. Treasury Obligations (Cost $1,100)		1,083

SHORT-TERM INSTRUMENTS 7.1%

REPURCHASE AGREEMENTS (e) 0.1%
		790

U.S. TREASURY BILLS 5.4%
5.375% due 08/08/2024 - 10/08/2024 (b)(c)	32,000	31,573

MUNICIPAL BONDS & NOTES 1.6%

Los Angeles, California Revenue Notes, Series 2024
5.000% due 06/26/2025 (a)	5,800	5,885

Mansfield Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2024
5.000% due 02/15/2025 (a)	3,200	3,229

Total Municipal Bonds & Notes (Cost $9,115)		9,114

Total Short-Term Instruments (Cost $41,477)		41,477

Total Investments in Securities (Cost $605,877)		605,070

Total Investments 103.2% (Cost $605,877)		$605,070

Other Assets and Liabilities, net (3.2)%		(18,562)

Net Assets 100.0%		$586,508

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	129

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.980%	08/15/2038	09/14/2021	$ 2,473	$2,413	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$790	U.S. Treasury Notes 4.500% due 03/31/2026	$(805)	$790	$790

Total Repurchase Agreements						$(805)	$790	$790

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$790	$0	$0	$790	$(805)	$(15)

Total Borrowings and Other Financing Transactions	$790	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

130	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$22,454	$0	$22,454
Arizona	0	11,510	0	11,510
California	0	46,937	0	46,937
Colorado	0	25,519	0	25,519
Connecticut	0	16,966	0	16,966
Delaware	0	2,627	0	2,627
District of Columbia	0	1,018	0	1,018
Florida	0	13,776	0	13,776
Georgia	0	23,551	0	23,551
Hawaii	0	3,001	0	3,001
Illinois	0	29,051	0	29,051
Indiana	0	9,712	0	9,712
Iowa	0	6,000	0	6,000
Kansas	0	8,001	0	8,001
Kentucky	0	11,596	0	11,596
Louisiana	0	7,317	0	7,317
Maryland	0	4,655	0	4,655
Massachusetts	0	8,940	0	8,940
Michigan	0	12,036	0	12,036
Minnesota	0	1,900	0	1,900
Missouri	0	4,151	0	4,151
Multi-State	0	4,524	0	4,524
Nebraska	0	4,274	0	4,274

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Nevada	$0	$4,325	$0	$4,325
New Hampshire	0	511	0	511
New Jersey	0	25,936	0	25,936
New York	0	79,818	0	79,818
North Carolina	0	6,000	0	6,000
Ohio	0	13,861	0	13,861
Oregon	0	3,151	0	3,151
Pennsylvania	0	21,160	0	21,160
Puerto Rico	0	5,195	0	5,195
South Carolina	0	2,786	0	2,786
Tennessee	0	7,595	0	7,595
Texas	0	71,843	0	71,843
Utah	0	807	0	807
Virginia	0	8,109	0	8,109
Washington	0	17,942	0	17,942
West Virginia	0	2,952	0	2,952
Wisconsin	0	11,003	0	11,003
U.S. Treasury Obligations	0	1,083	0	1,083
Short-Term Instruments
Repurchase Agreements	0	790	0	790
U.S. Treasury Bills	0	31,573	0	31,573
Municipal Bonds & Notes	0	9,114	0	9,114

Total Investments	$0	$605,070	$0	$605,070

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	131

Schedule of Investments	PIMCO Ultra Short Government Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.2%

SHORT-TERM INSTRUMENTS 110.2%

REPURCHASE AGREEMENTS (c) 0.1%
		$225

U.S. TREASURY BILLS 110.1%
5.384% due 07/02/2024 - 10/29/2024 (a)(b)	$404,514	399,790

Total Short-Term Instruments (Cost $399,996)		400,015

Total Investments in Securities (Cost $399,996)		400,015

Total Investments 110.2% (Cost $399,996)		$400,015

Other Assets and Liabilities, net (10.2)%		(37,045)

Net Assets 100.0%		$362,970

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$225	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(230)	$225	$225

Total Repurchase Agreements						$(230)	$225	$225

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)		Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$225	$0	$0	$225		$(230)		$(5)

Total Borrowings and Other Financing Transactions	$225	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

132	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$225	$0	$225
U.S. Treasury Bills	0	399,790	0	399,790

Total Investments	$0	$400,015	$0	$400,015

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	133

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

CORPORATE BONDS & NOTES 51.5%

BANKING & FINANCE 30.8%

AerCap Ireland Capital DAC
1.650% due 10/29/2024		$500	$493
3.500% due 01/15/2025		2,000	1,975

Ally Financial, Inc.
5.125% due 09/30/2024		2,000	1,995

American Honda Finance Corp.
6.025% due 01/10/2025 •		800	802
6.069% (SOFRINDX + 0.700%) due 11/22/2024 ~		100	100

American Tower Corp.
2.950% due 01/15/2025		2,000	1,969

Aozora Bank Ltd.
1.050% due 09/09/2024		1,000	990

Athene Global Funding
2.500% due 01/14/2025		500	491

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		1,500	1,470

Bank of America Corp.
3.093% due 10/01/2025 •		1,900	1,887
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		500	503

Bank of Nova Scotia
5.743% (SOFRRATE + 0.380%) due 07/31/2024 ~		3,429	3,429

Bank of Queensland Ltd.
5.241% due 12/18/2024 ~	AUD	500	334
5.440% due 05/14/2025 ~		4,000	2,681

Banque Federative du Credit Mutuel SA
0.998% due 02/04/2025		$100	97
5.772% (SOFRINDX + 0.410%) due 02/04/2025 ~		1,500	1,500

Barclays PLC
2.852% due 05/07/2026 •		1,700	1,658
3.650% due 03/16/2025		1,000	985

BNP Paribas SA
2.819% due 11/19/2025 •		500	494
3.375% due 01/09/2025		2,100	2,073

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		1,500	1,376

Credit Agricole SA
3.250% due 10/04/2024		2,800	2,782

Danske Bank AS
0.976% due 09/10/2025 •		600	594

DBS Group Holdings Ltd.
5.981% (SOFRRATE + 0.610%) due 09/12/2025 ~		1,000	1,003

Deutsche Bank AG
3.961% due 11/26/2025 •		500	496

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		200	196
3.375% due 11/13/2025		2,000	1,936
8.321% (SOFRRATE + 2.950%) due 03/06/2026 ~		800	829

GA Global Funding Trust
5.872% (SOFRRATE + 0.500%) due 09/13/2024 ~		1,900	1,900

General Motors Financial Co., Inc.
3.500% due 11/07/2024		1,900	1,884
6.653% (SOFRINDX + 1.300%) due 04/07/2025 ~		800	804

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,000	994
5.844% (SOFRRATE + 0.486%) due 10/21/2024 ~		2,000	2,000

HSBC Holdings PLC
4.292% due 09/12/2026 •		3,000	2,948

ING Groep NV
3.869% due 03/28/2026 •		600	591
6.385% (SOFRRATE + 1.010%) due 04/01/2027 ~		500	502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.016% (SOFRINDX + 1.640%) due 03/28/2026 ~		$2,000	$2,017

John Deere Capital Corp.
5.941% (SOFRRATE + 0.570%) due 03/03/2026 ~		45	45

JPMorgan Chase & Co.
2.301% due 10/15/2025 •		500	495
5.971% (SOFRRATE + 0.600%) due 12/10/2025 ~		1,000	1,002
6.289% (SOFRRATE + 0.920%) due 02/24/2026 ~		700	703

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		500	492
3.870% due 07/09/2025 •		2,000	1,999

Mitsubishi UFJ Financial Group, Inc.
4.788% due 07/18/2025 •		1,000	1,000
5.063% due 09/12/2025 •		1,000	998
5.541% due 04/17/2026 •		500	500

Mizuho Bank Ltd.
5.195% due 02/23/2026 ~	AUD	2,000	1,340

Mizuho Financial Group, Inc.
2.226% due 05/25/2026 •		$1,320	1,279

Morgan Stanley
2.188% due 04/28/2026 •		3,000	2,914

MUFG Bank Ltd.
5.215% due 02/17/2026 ~	AUD	1,000	670

National Bank of Canada
5.853% (SOFRRATE + 0.490%) due 08/06/2024 ~		$100	100

NatWest Markets PLC
3.479% due 03/22/2025		2,000	1,970

Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		1,000	989
1.850% due 09/16/2026		1,500	1,374

Nomura Holdings, Inc.
1.851% due 07/16/2025		1,450	1,394
2.648% due 01/16/2025		400	393

Nykredit Realkredit AS
2.000% due 01/01/2025	DKK	14,550	2,075

Realkredit Danmark AS
1.000% due 01/01/2025		14,550	2,063

Skandinaviska Enskilda Banken AB
6.331% (SOFRRATE + 0.960%) due 06/09/2025 ~		$1,500	1,508

Standard Chartered PLC
3.971% due 03/30/2026 •		1,125	1,109
6.266% due 11/23/2025		1,000	1,001
6.536% (SOFRRATE + 1.170%) due 05/14/2028 ~		1,000	1,004

Sumitomo Mitsui Financial Group, Inc.
6.655% (SOFRRATE + 1.300%) due 07/13/2026 ~		3,500	3,550

Svenska Handelsbanken AB
6.031% (SOFRRATE + 0.660%) due 05/28/2027 ~		2,500	2,503
6.281% (SOFRRATE + 0.910%) due 06/10/2025 ~		250	251

Swedbank AB
5.337% due 09/20/2027		2,500	2,492

UBS AG
4.750% due 08/09/2024		2,000	1,998

UBS Group AG
3.750% due 03/26/2025		500	493
4.490% due 08/05/2025 •		1,200	1,198

Wells Fargo & Co.
2.188% due 04/30/2026 •		400	389
2.406% due 10/30/2025 •		2,600	2,571
3.908% due 04/25/2026 •		600	591

			93,231

INDUSTRIALS 14.9%

Amgen, Inc.
5.250% due 03/02/2025		1,500	1,497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aptiv PLC
2.396% due 02/18/2025	$2,000	$1,957

Arrow Electronics, Inc.
4.000% due 04/01/2025	900	888

BAT Capital Corp.
3.222% due 08/15/2024	2,160	2,152

Baxter International, Inc.
1.322% due 11/29/2024	1,000	982
5.811% (SOFRINDX + 0.440%) due 11/29/2024 ~	500	500

Bayer U.S. Finance LLC
3.375% due 10/08/2024	500	496
4.250% due 12/15/2025	2,000	1,958

Berry Global, Inc.
1.570% due 01/15/2026	2,500	2,350
4.875% due 07/15/2026	466	458

Carrier Global Corp.
2.242% due 02/15/2025	2,000	1,958

Dell International LLC
4.000% due 07/15/2024	700	699
5.850% due 07/15/2025	2,000	2,005

Energy Transfer LP
5.950% due 12/01/2025	1,585	1,591

Expedia Group, Inc.
6.250% due 05/01/2025	437	438

Fidelity National Information Services, Inc.
4.500% due 07/15/2025	1,000	989

HCA, Inc.
5.375% due 02/01/2025	2,200	2,193

Hyundai Capital America
1.000% due 09/17/2024	700	693
6.250% due 11/03/2025	1,500	1,512

Imperial Brands Finance PLC
3.125% due 07/26/2024	1,500	1,497

Mitsubishi Corp.
3.375% due 07/23/2024	1,000	999

Penske Truck Leasing Co. LP
3.450% due 07/01/2024	2,000	2,000

Southwest Airlines Co.
5.250% due 05/04/2025	2,800	2,788

T-Mobile USA, Inc.
3.500% due 04/15/2025	800	787

TD SYNNEX Corp.
1.250% due 08/09/2024	1,500	1,492

Tyson Foods, Inc.
3.950% due 08/15/2024	2,000	1,995

VMware, Inc.
1.000% due 08/15/2024	2,000	1,988

Volkswagen Group of America Finance LLC
2.850% due 09/26/2024	965	958
6.302% (SOFRRATE + 0.930%) due 09/12/2025 ~	1,500	1,509

Warnermedia Holdings, Inc.
3.638% due 03/15/2025	1,900	1,871

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	900	878

Zimmer Biomet Holdings, Inc.
1.450% due 11/22/2024	1,000	983

		45,061

UTILITIES 5.8%

Black Hills Corp.
1.037% due 08/23/2024	2,000	1,986

DTE Energy Co.
4.220% due 11/01/2024 þ	2,000	1,989

Edison International
3.550% due 11/15/2024	2,000	1,981

Electricite de France SA
3.625% due 10/13/2025	1,700	1,658

Enel Finance International NV
2.650% due 09/10/2024	1,400	1,391
6.800% due 10/14/2025	1,000	1,016

134	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Georgia Power Co.
6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~		$1,400	$1,406

KT Corp.
4.000% due 08/08/2025		1,000	985

National Rural Utilities Cooperative Finance Corp.
5.687% (SOFRRATE + 0.330%) due 10/18/2024 ~		15	15

Network Finance Co. Pty. Ltd.
3.500% due 12/06/2024	AUD	4,000	2,651

NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/2025		$500	501
6.121% (SOFRINDX + 0.760%) due 01/29/2026 ~		2,000	2,005

			17,584

Total Corporate Bonds & Notes (Cost $155,657)			155,876

U.S. GOVERNMENT AGENCIES 0.5%

Freddie Mac
5.520% due 05/28/2025		200	200

Ginnie Mae
5.610% due 04/20/2069 •		290	290
6.283% due 10/20/2073 •		1,013	1,020

Total U.S. Government Agencies (Cost $1,502)			1,510

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

OBX Trust
5.988% due 12/01/2064 þ		1,432	1,433

Total Non-Agency Mortgage-Backed Securities (Cost $1,432)			1,433

ASSET-BACKED SECURITIES 10.8%

Allegro CLO Ltd.
6.577% due 01/19/2033 •		1,000	999

American Express Credit Account Master Trust
5.230% due 09/15/2028		2,000	2,008

Bank of America Auto Trust
5.830% due 05/15/2026		671	671

CarMax Auto Owner Trust
5.300% due 03/15/2027		2,000	1,996
5.933% due 11/16/2026 •		1,419	1,421

CarVal CLO Ltd.
6.554% due 07/16/2031 •		1,000	1,001

Citibank Credit Card Issuance Trust
5.230% due 12/08/2027		2,000	1,999

Citizens Auto Receivables Trust
6.063% due 10/15/2026 •		593	594
6.283% due 07/15/2026 •		531	532

Cumulus Static CLO DAC
5.025% due 11/15/2033 •	EUR	700	749

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Evergreen Credit Card Trust
0.900% due 10/15/2026		$1,900	$1,870

Ford Credit Auto Lease Trust
5.923% due 02/15/2026 •		961	962

Honda Auto Receivables Owner Trust
5.870% due 06/22/2026		1,973	1,976

Hyundai Auto Lease Securitization Trust
6.083% due 09/15/2025 •		95	95

Kubota Credit Owner Trust
5.610% due 07/15/2026		1,583	1,583

LCM Loan Income Fund Ltd.
6.616% due 04/20/2031 •		695	695

Master Credit Card Trust
6.183% due 01/21/2027 •		1,600	1,607

MMAF Equipment Finance LLC
5.790% due 11/13/2026		827	828

Mountain View CLO Ltd.
6.789% due 04/15/2034 •		1,000	1,001

Nassau Ltd.
6.840% due 01/15/2030 •		608	608

Neuberger Berman CLO Ltd.
6.616% due 01/28/2030 •		866	868

OZLM Ltd.
6.475% due 07/20/2030 •		1,000	1,001

Rad CLO Ltd.
0.000% due 04/25/2032 •		600	601

SCCU Auto Receivables Trust
5.850% due 05/17/2027		415	415

SFS Auto Receivables Securitization Trust
6.133% due 03/22/2027 •		269	270

Tesla Auto Lease Trust
5.860% due 08/20/2025		1,411	1,412

Toyota Auto Receivables Owner Trust
5.733% (SOFR30A + 0.400%) due 08/17/2026 ~		704	705

Trillium Credit Card Trust
6.196% due 08/26/2028 •		2,000	2,009

Verizon Master Trust
6.013% due 09/08/2028 •		2,000	2,017

World Omni Automobile Lease Securitization Trust
6.093% due 11/17/2025 •		92	92

Total Asset-Backed Securities (Cost $32,532)			32,585

SOVEREIGN ISSUES 3.1%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	28,900	4,786

CPPIB Capital, Inc.
6.604% (SOFRINDX + 1.250%) due 04/04/2025 ~		$1,000	1,008
6.621% (SOFRRATE + 1.250%) due 03/11/2026 ~		1,450	1,474

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PSP Capital, Inc.
5.611% (SOFRINDX + 0.240%) due 03/03/2025 ~	$2,100	$2,100

Total Sovereign Issues (Cost $9,549)		9,368

	SHARES
COMMODITIES 11.8%

Gold Warehouse Receipts	11,855	27,468

Silver Warehouse Receipts (a)	279,050	8,159

Total Commodities (Cost $33,903)		35,627

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.8%

REPURCHASE AGREEMENTS (e) 21.2%
		$64,067

U.S. TREASURY BILLS 0.6%
5.374% due 07/16/2024 - 08/29/2024 (b)(c)(g)	$1,949	1,944

Total Short-Term Instruments (Cost $66,012)		66,011

Total Investments in Securities (Cost $300,587)		302,410

	SHARES
INVESTMENTS IN AFFILIATES 6.7%

MUTUAL FUNDS (d) 6.7%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	201,575	20,289

Total Mutual Funds (Cost $20,185)		20,289

Total Investments in Affiliates (Cost $20,185)		20,289

Total Investments 106.7% (Cost $320,772)		$322,699

Financial Derivative Instruments (f)(h) (0.8)% (Cost or Premiums, net $(167))		(2,407)

Other Assets and Liabilities, net (5.9)%		(17,790)

Net Assets 100.0%		$302,502

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	135

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.220%	06/28/2024	07/01/2024	$8,400	U.S. Treasury Bonds 2.000% due 11/15/2041	$(8,552)	$8,400	$8,404
BPS	5.340	06/28/2024	07/01/2024	27,900	U.S. Treasury Notes 0.625% due 07/31/2026	(28,448)	27,900	27,912
	5.400	07/01/2024	07/02/2024	27,200	U.S. Treasury Notes 1.375% due 11/15/2031	(27,794)	27,200	27,200
	5.440	07/01/2024	07/02/2024	100	U.S. Treasury Notes 0.500% due 05/31/2027	(102)	100	100
FICC	2.600	06/28/2024	07/01/2024	467	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(476)	467	467

Total Repurchase Agreements						$(65,372)	$64,067	$64,083

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$8,404	$0	$0	$0	$8,404	$(8,552)	$(148)
BPS	55,212	0	0	0	55,212	(56,344)	(1,132)
FICC	467	0	0	0	467	(476)	(9)

Total Borrowings and Other Financing Transactions	$64,083	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(162) at a weighted average interest rate of 5.389%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT Corn September 2024 Futures	$450.000	08/23/2024	27	135	$14	$7

Total Purchased Options					$14	$7

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT Corn December 2024 Futures	$400.000	11/22/2024	83	415	$(31)	$(59)
Put - NYMEX Natural Gas September 2024 Futures	2.800	08/27/2024	78	780	(150)	(277)

Total Written Options					$(181)	$(336)

136	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum January Futures	01/2025	186	$	11,964	$(83)	$57	$(137)
Aluminum July Futures	07/2024	5		311	16	0	0
Aluminum November Futures	11/2024	190		12,117	(258)	0	0
Aluminum September Futures	09/2024	58		3,659	50	0	0
Arabica Coffee December Futures	12/2024	162		13,638	503	18	0
Brent Crude March Futures	01/2025	518		42,144	1,109	0	(155)
Brent Crude October Futures	08/2024	38		3,199	(8)	0	(10)
California Carbon Allowance December Futures	12/2024	224		8,478	(179)	22	0
California Carbon Allowance December Futures	12/2025	73		2,950	105	9	0
Cocoa December Futures	12/2024	21		1,384	112	75	0
Copper August Futures	08/2024	24		5,728	8	8	0
Copper December Futures	12/2024	74		8,160	(348)	75	0
Copper July Futures	07/2024	105		24,910	(1,087)	0	(680)
Copper Septmeber Futures	09/2024	39		9,352	(219)	29	(149)
Corn December Futures	12/2024	137		2,882	(275)	0	(88)
Cotton No. 2 December Futures	12/2024	344		12,503	(99)	0	(320)
European Climate Exchange December Futures	12/2024	36		2,601	160	31	(10)
Gas Oil December Futures	12/2024	157		12,132	(137)	0	(75)
Gold 100 oz. December Futures	12/2024	62		14,791	(61)	20	0
Hard Red Winter Wheat December Futures	12/2024	56		1,689	(343)	0	(23)
Iron Ore September Futures	09/2024	430		4,559	(370)	39	0
Lean Hogs December Futures	12/2024	209		5,839	(464)	68	0
Live Cattle October Futures	10/2024	59		4,363	66	0	(21)
Natural Gas January Futures	12/2024	92		3,518	(161)	0	(35)
Natural Gas September Futures	08/2024	117		3,040	(309)	0	(90)
New York Harbor December Futures	11/2024	82		8,788	(61)	0	(68)
Nickel January Futures	01/2025	77		8,141	(145)	18	(157)
Nickel July Futures	07/2024	27		2,769	(88)	0	0
Nickel November Futures	11/2024	78		8,169	(767)	0	0
Nickel September Futures	09/2024	60		6,218	(537)	1	(336)
RBOB Gasoline December Futures	11/2024	261		23,960	(412)	0	(165)
Silver December Futures	12/2024	38		5,698	223	58	0
Silver July Futures	07/2024	31		4,532	44	49	0
Soybean January Futures	01/2025	133		7,435	(246)	2	0
Soybean Meal December Futures	12/2024	212		7,113	(723)	0	(63)
Soybean November Futures	11/2024	157		8,666	(754)	0	(6)
Sugar No. 11 March Futures	02/2025	291		6,711	494	46	0
Sugar No. 11 October Futures	09/2024	86		1,955	15	9	0
WTI Crude December Futures	11/2024	358		28,046	(42)	0	(93)
Zinc January Futures	01/2025	22		1,632	23	22	0
Zinc July Futures	07/2024	6		434	43	0	0
Zinc November Futures	11/2024	65		4,804	91	0	0
Zinc September Futures	09/2024	15		1,101	101	0	0

					$(5,013)	$656	$(2,681)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum January Futures	01/2025	1	$	(64)	$(1)	$0	$0
Aluminum July Futures	07/2024	5		(311)	(29)	0	0
Aluminum November Futures	11/2024	190		(12,117)	127	0	0
Aluminum September Futures	09/2024	58		(3,659)	116	0	0
Cocoa September Futures	09/2024	21		(1,624)	6	0	(96)
Copper July Futures	07/2024	38		(9,015)	(37)	0	0
Copper September Futures	09/2024	213		(23,385)	60	0	(229)
Copper Septmeber Futures	09/2024	10		(2,398)	127	0	0
Gold 100 oz. August Futures	08/2024	105		(24,566)	46	0	(31)
Natural Gas August Futures	07/2024	30		(780)	77	25	0
Nickel January Futures	01/2025	1		(106)	2	0	0
Nickel July Futures	07/2024	27		(2,769)	437	0	0
Nickel November Futures	11/2024	78		(8,169)	265	0	0
Nickel September Futures	09/2024	32		(3,316)	236	0	0
RBOB Gasoline October Futures	09/2024	38		(3,645)	27	30	0
Silver September Futures	09/2024	82		(12,120)	(112)	0	(125)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	137

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	10	$	(2,042)	$(6)	$0	$0
U.S. Treasury 5-Year Note September Futures	09/2024	95		(10,125)	(43)	10	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	18		(2,044)	(20)	9	0
Wheat December Futures	12/2024	56		(1,672)	(33)	13	0
Zinc January Futures	01/2025	11		(816)	(46)	0	0
Zinc July Futures	07/2024	6		(434)	(50)	0	0
Zinc November Futures	11/2024	65		(4,804)	(177)	0	0
Zinc September Futures	09/2024	15		(1,101)	(78)	0	0

					$894	$87	$(481)

Total Futures Contracts					$(4,119)	$743	$(3,162)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(1)			Market Value	Variation Margin Liability(1)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$7	$750	$0	$757	$(336)	$(3,376)	$0	$(3,712)

(g)

Securities with an aggregate market value of $996 and cash of $18,938 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Unsettled variation margin asset of $7 and liability of $(214) for closed futures is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	BRL	15,000		$2,717	$116	$0

BPS	07/2024	EUR	134		145	2	0
	07/2024		$5,593	AUD	8,394	7	0
	07/2024		2,048	EUR	1,915	3	0
	08/2024	AUD	8,394		$5,598	0	(7)
	08/2024	EUR	1,915		2,051	0	(2)

BRC	07/2024		$2,097	AUD	3,168	17	0
	08/2024	EUR	386		$414	0	0

CBK	07/2024	AUD	3,999		2,661	0	(7)
	07/2024	BRL	2,201		396	2	0
	07/2024		$404	BRL	2,201	0	(10)
	08/2024	BRL	2,208		$404	10	0

FAR	07/2024	AUD	6,049		4,030	0	(5)

GLM	07/2024		1,008		671	0	(2)
	07/2024	BRL	12,800		2,481	191	0
	07/2024	EUR	74		79	0	0
	07/2024		$2,369	BRL	12,800	0	(79)
	07/2024		20	EUR	18	0	0
	04/2025	BRL	13,700		$2,459	83	0

JPM	07/2024		6,896		1,354	120	0
	07/2024	EUR	139		151	2	0
	07/2024		$1,241	BRL	6,896	0	(8)
	07/2024		1,444	CHF	1,296	0	(2)
	08/2024	CHF	1,291		$1,444	2	0
	09/2024		$368	BRL	2,009	0	(11)
	04/2025	BRL	200		$36	1	0

MBC	07/2024	AUD	506		337	0	(1)
	07/2024	EUR	1,915		2,084	33	0

138	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MYI	07/2024	CHF	1,297		$1,436	$0	$(8)
	07/2024	EUR	118		126	0	0
	07/2024		$65	EUR	61	0	0

RYL	01/2025	DKK	29,100		$4,265	40	0

Total Forward Foreign Currency Contracts						$629	$(142)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CIB	Receive	PIMCODB Index(3)	22,397	0.000%	Monthly	02/18/2025	$4,493	$0	$21	$21	$0
GST	Receive	PIMCODB Index(4)	58,549	0.000%	Monthly	02/18/2025	6,108	0	29	29	0
JPM	Receive	JMABNIC5 Index(5)	29,696	0.000%	Monthly	02/18/2025	5,505	0	11	11	0

Total Swap Agreements								$0	$61	$61	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$116	$0	$0	$116	$0	$0	$0	$0	$116	$0	$116
BPS	12	0	0	12	(9)	0	0	(9)	3	0	3
BRC	17	0	0	17	0	0	0	0	17	0	17
CBK	12	0	0	12	(17)	0	0	(17)	(5)	0	(5)
CIB	0	0	21	21	0	0	0	0	21	0	21
FAR	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
GLM	274	0	0	274	(81)	0	0	(81)	193	0	193
GST	0	0	29	29	0	0	0	0	29	(70)	(41)
JPM	125	0	11	136	(21)	0	0	(21)	115	0	115
MBC	33	0	0	33	(1)	0	0	(1)	32	0	32
MYI	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
RYL	40	0	0	40	0	0	0	0	40	0	40

Total Over the Counter	$629	$0	$61	$690	$(142)	$0	$0	$(142)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	5.7%	$255
Arabica Coffee December 2024 Futures	6.4	289
Brent Crude January 2025 Futures	13.8	620
Copper December 2024 Futures	3.9	175
Corn December 2024 Futures	1.4	61
Cotton No. 02 December 2024 Futures	5.5	245
Gas Oil November 2024 Futures	4.8	216
Gold 100 oz. December 2024 Futures	1.3	58
Lean Hogs December 2024 Futures	2.8	126
New York Harbor ULSD November 2024 Futures	2.8	126
Nickel November 2024 Futures	3.9	174
NYMEX — Natural Gas November 2024 Futures	1.6	71
RBOB Gasoline November 2024 Futures	9.9	447
Silver December 2024 Futures	2.7	123
Soybeans November 2024 Futures	3.5	158

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	139

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Sugar No. 11 March 2025 Futures	3.3%	149
WTI Crude November 2024 Futures	13.5	606
Zinc November 2024 Futures	0.4	18

Total Long Futures Contracts		$3,917

Cash	12.8%	$576

Total Notional Amount		$4,493

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(4)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	5.7%	$348
Arabica Coffee December 2024 Futures	6.3	384
Brent Crude December 2024 Futures	13.8	843
Copper December 2024 Futures	3.9	236
Corn December 2024 Futures	1.3	81
Cotton No. 02 December 2024 Futures	5.5	343
Gas Oil November 2024 Futures	4.9	297
Gold 100 oz. December 2024 Futures	1.3	79
Lean Hogs December 2024 Futures	2.8	171
New York Harbor ULSD November 2024 Futures	2.8	171
Nickel November 2024 Futures	3.9	236
NYMEX — Natural Gas November 2024 Futures	1.6	96
RBOB Gasoline November 2024 Futures	10.0	610
Silver December 2024 Futures	2.7	164
Soybeans November 2024 Futures	3.5	213
Sugar No. 11 March 2025 Futures	3.3	202
WTI Crude November 2024 Futures	13.5	823
Zinc November 2024 Futures	0.4	25

Total Long Futures Contracts		$5,322

Cash	12.8%	$786

Total Notional Amount		$6,108

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(5)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude December 2024 Futures	19.3%	$1,065
Cotton No. 02 December 2024 Futures	1.5	84
Gas Oil November 2024 Futures	3.1	170
Gold 100 oz. August 2024 Futures	17.5	961
Live Cattle August 2024 Futures	6.4	351
LME — Copper August 2024 Futures	7.8	430
New York Harbor ULSD November 2024 Futures	4.3	237
Nickel August 2024 Futures	4.2	232
RBOB Gasoline November 2024 Futures	4.7	261
Silver September 2024 Futures	6.1	333
Soybean Meal December 2024 Futures	10.0	552
Soybeans November 2024 Futures	12.2	671
Sugar No. 11 October 2024 Futures	2.9	158

Total Long Futures Contracts		$5,505

Total Notional Amount		$5,505

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

140	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$7	$0	$0	$0	$0	$7
Futures	731	0	0	0	19	750

	$738	$0	$0	$0	$19	$757

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$629	$0	$629
Swap Agreements	61	0	0	0	0	61

	$61	$0	$0	$629	$0	$690

	$799	$0	$0	$629	$19	$1,447

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$336	$0	$0	$0	$0	$336
Futures	3,372	0	0	0	4	3,376

	$3,708	$0	$0	$0	$4	$3,712

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$142	$0	$142

	$3,708	$0	$0	$142	$4	$3,854

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(180)	$0	$0	$0	$0	$(180)
Written Options	731	0	0	0	0	731
Futures	10,930	0	0	0	134	11,064

	$11,481	$0	$0	$0	$134	$11,615

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(111)	$0	$(111)
Swap Agreements	1,260	0	0	0	0	1,260

	$1,260	$0	$0	$(111)	$0	$1,149

	$12,741	$0	$0	$(111)	$134	$12,764

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(7)	$0	$0	$0	$0	$(7)
Written Options	(163)	0	0	0	0	(163)
Futures	(3,268)	0	0	0	(69)	(3,337)

	$(3,438)	$0	$0	$0	$(69)	$(3,507)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$489	$0	$489
Swap Agreements	161	0	0	0	0	161

	$161	$0	$0	$489	$0	$650

	$(3,277)	$0	$0	$489	$(69)	$(2,857)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	141

Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)	June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$93,231	$0	$93,231
Industrials	0	45,061	0	45,061
Utilities	0	17,584	0	17,584
U.S. Government Agencies	0	1,510	0	1,510
Non-Agency Mortgage-Backed Securities	0	1,433	0	1,433
Asset-Backed Securities	0	32,585	0	32,585
Sovereign Issues	0	9,368	0	9,368
Commodities	0	35,627	0	35,627
Short-Term Instruments
Repurchase Agreements	0	64,067	0	64,067
U.S. Treasury Bills	0	1,944	0	1,944

	$0	$302,410	$0	$302,410

Investments in Affiliates, at Value
Mutual Funds	20,289	0	0	20,289

Total Investments	$20,289	$302,410	$0	$322,699

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$731	$19	$0	$750
Over the counter	0	690	0	690

	$731	$709	$0	$1,440

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,498)	0	0	(3,498)
Over the counter	0	(142)	0	(142)

	$(3,498)	$(142)	$0	$(3,640)

Total Financial Derivative Instruments	$(2,767)	$567	$0	$(2,200)

Totals	$17,522	$302,977	$0	$320,499

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

142	PIMCO ETF TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2024

1. ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware statutory trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Funds.

The PIMCO Commodity Strategy Active Exchange-Traded Fund has established a Cayman Islands exempted company, the “Commodity Subsidiary”, which is wholly-owned and controlled by the Fund. See Note 16, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission, which has a written agreement with the Fund’s Distributor that allows such member or participant to place orders for the purchase and redemption of Creation Units (“Authorized Participant“). Also, unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Each Fund offers and issues shares only in aggregations of a specified number of shares (“Creation Units”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock

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Notes to Financial Statements	(Cont.)

dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Active Bond Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	Monthly	Monthly

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Multisector Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Senior Loan Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Ultra Short Government Active Exchange-Traded Fund	Monthly	Monthly

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Quarterly	Quarterly

PIMCO Commodity Strategy Active Exchange-Traded Fund	Quarterly	Quarterly

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a

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Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have

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Notes to Financial Statements	(Cont.)

30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include

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changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in any written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if

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Notes to Financial Statements	(Cont.)

material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively

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quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a thirdparty vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by a third-party pricing service as of the reporting date.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A complete

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schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended June 30, 2024 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$25,063	$142,724	$(126,676)	$0	$0	$41,111	$1,686	$0

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	2,928	28,861	(28,224)	0	0	3,565	273	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	149	26,061	(26,210)	0	0	0	13	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

The tables below show the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended June 30, 2024 (amounts in thousands†):

PIMCO Active Bond Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$0	$19,257	$0	$0	$738	$19,995	$496	$0

PIMCO Senior Loan Active Exchange-Traded Fund	18,827	16,451	0	0	807	36,085	2,541	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	25,044	0	0	118	25,162	550	0

PIMCO Commodity Strategy Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$0	$20,186	$0	$0	$103	$20,289	$447	$0

PIMCO Multisector Bond Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Senior Loan Active Exchange-Traded Fund	$0	$3,366	$0	$0	$20	$3,386	$112	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed- delivery basis, a Fund assumes the

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rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, a Fund would bear a pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is

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guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an

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acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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c) The funds may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit The PIMCO Senior Loan Active Exchange-Traded Fund entered into a 360-day liquidity loan facility agreement with State Street Bank & Trust Company. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Fund pays financing charges based on a combination of an overnight bank funding rate based on variable rate plus a credit spread. The Fund also pays a fee of 0.15% per annum on the unused commitment amounts. As of June 30, 2024, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Interest on outstanding borrowings and commitment and upfront fees, if any, paid by the Fund are disclosed as part of the interest expense on the Statements of Operations. Commitment and Upfront Fees incurred by the Fund in connection with its line of credit agreement was recorded as a prepaid expense and disclosed on the Statements of Assets and Liabilities. Such fees are amortized through the expiration date of the agreement and included as part of the interest expense on the Statements of Operations. Legal costs related to the annual renewal of the line of credit are included in Miscellaneous Expenses on the Statements of Operations.

As of June 30, 2024, the maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment*	Expiration Date	Commitment and Upfront Fees
$10,000,000	08/27/2024	$22,512

*	Maximum available commitment prior to renewal on August 29, 2023, for the Fund was $5,000,000.

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A

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Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under sale-buyback transactions.

(e) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Senior Loan Active Exchange-Traded Fund

Securities on loan are required to be secured by cash collateral at least equal to 102% of the domestic, or 105% of the foreign security’s market value. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Each Fund is subject to a lending limit of 33.33% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(f) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(g) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A

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Notes to Financial Statements	(Cont.)

borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of

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an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions.

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Notes to Financial Statements	(Cont.)

For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a

Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference

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credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund

New Fund	—	—	—	—	—	—	—	—	X	—	—	X	X	—

Small Fund	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Senior Loan	—	—	—	—	—	—	—	—	—	—	—	—	X	—

Market Trading	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Inflation-Indexed Security	—	X	X	X	—	—	—	—	—	—	—	—	—	—

Credit	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	—	—	—	—	—	—	X	X	X	X	—	—	X	—

High Yield	—	—	—	—	X	—	X	X	—	—	—	X	X	—

Market	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Municipal Bond	—	—	—	—	—	—	—	—	—	—	X	X	—	X

Issuer	—	—	—	—	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	—	—	X	X	X	X

Equity	—	—	—	—	—	—	X	—	—	—	—	—	X	—

Mortgage-Related and Other Asset Backed Securities	—	—	—	—	X	—	X	X	X	X	—	—	—	—

Foreign (Non-U.S.) Investment	—	—	—	—	X	X	X	X	X	X	—	—	X	—

Emerging Markets	—	—	—	—	X	X	X	X	—	—	—	—	—	—

Sovereign Debt	—	—	—	—	X	X	—	—	—	—	—	—	—	—

Environmental, Social and Governance	—	—	—	—	—	—	—	—	X	—	—	—	—	—

AMT Bonds	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Currency	—	—	—	—	—	—	X	X	X	—	—	—	X	—

Leveraging	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Management and Tracking Error	X	X	X	X	X	X	—	—	—	—	—	—	—	—

Indexing	X	X	X	X	X	X	—	—	—	—	—	—	—	—

Management	—	—	—	—	—	—	X	X	X	X	X	X	X	X

Asset-Backed Securities	—	—	—	—	—	—	—	—	—	—	—	—	X	—

California State-Specific	—	—	—	—	—	—	—	—	—	—	X	X	—	—

New York State-Specific	—	—	—	—	—	—	—	—	—	—	X	X	—	—

Puerto Rico-Specific	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Municipal Project-Specific	—	—	—	—	—	—	—	—	—	—	X	X	—	X

Short Exposure	—	—	—	—	—	—	X	X	X	X	—	—	X	—

Convertible Securities	—	—	—	—	—	—	X	—	—	—	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—	X	X	—	—	—	—	—	—

Distribution Rate	—	—	—	—	—	—	X	X	—	—	—	—	—	—

LIBOR Transition	—	—	—	—	—	—	X	X	X	X	X	X	X	X

Futures Contract	—	—	—	—	—	—	—	—	X	X	—	—	—	—

Capital Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Preferred Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Concentration in Banking Industries	—	—	—	—	—	—	—	—	—	—	—	—	—	—

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Risks	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund

Contingent Convertible Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Commodity	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Issuer Non-Diversification	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Model	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Tax	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Subsidiary	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Oil-Related	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Risks	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund	PIMCO Commodity Strategy Active Exchange- Traded Fund

New Fund	X	X	X	X

Small Fund	—	X	X	—

Senior Loan	—	—	—	—

Market Trading	X	X	X	X

Interest Rate	X	X	X	X

Call	X	X	X	X

Inflation-Indexed Security	—	—	—	—

Credit	X	X	X	X

Collateralized Loan Obligations	X	—	—	—

High Yield	X	X	—	—

Market	X	X	X	X

Municipal Bond	—	—	—	—

Issuer	X	X	—	X

Liquidity	X	X	—	X

Derivatives	X	X	—	X

Equity	X	X	—	—

Mortgage-Related and Other Asset Backed Securities	X	—	—	X

Foreign (Non-U.S.) Investment	X	X	—	X

Emerging Markets	X	X	—	—

Sovereign Debt	X	—	—	X

Environmental, Social and Governance	—	—	—	—

AMT Bonds	—	—	—	—

Currency	X	X	—	X

Leveraging	X	X	—	X

Management and Tracking Error	—	—	—	—

Indexing	—	—	—	—

Management	X	X	X	X

Asset-Backed Securities	—	—	—	—

California State-Specific	—	—	—	—

New York State-Specific	—	—	—	—

Puerto Rico-Specific	—	—	—	—

Municipal Project-Specific	—	—	—	—

Short Exposure	X	X	—	X

Convertible Securities	—	—	—	—

Tax-Efficient Investing	—	—	—	—

Distribution Rate	—	—	—	—

LIBOR Transition	X	X	—	X

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Notes to Financial Statements	(Cont.)

Risks	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund	PIMCO Commodity Strategy Active Exchange- Traded Fund

Futures Contract	—	—	—	—

Capital Securities	—	X	—	—

Preferred Securities	—	X	—	—

Concentration in Banking Industries	—	X	—	—

Contingent Convertible Securities	X	X	—	—

Commodity	—	—	—	X

Issuer Non-Diversification	—	—	—	X

Model	—	—	—	X

Tax	—	—	—	X

Subsidiary	—	—	—	X

Oil-Related	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Senior Loan Risk is the risk that investing in senior loans, including bank loans, exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent the Fund invests in senior loans that are covenant-lite obligations, the Fund may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Market Trading Risk is the risk that an active secondary trading market for Fund shares does not continue once developed, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid or that Fund shares trade at prices other than a Fund’s net asset value, and are subject to trading costs, which may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, a Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

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Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Municipal Bond Risk is the risk that by investing in municipal bonds a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the

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Notes to Financial Statements	(Cont.)

extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management and Tracking Error Risk is the risk that the portfolio manager’s investment decisions may not produce the desired results or that a Fund’s portfolio may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between a Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause a Fund to be less correlated to the return of the underlying index than if a Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund is negatively affected by general declines in the asset classes represented by the underlying index.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Environmental, Social and Governance Risk is the risk that, because the Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

California State-Specific Risk is the risk that by concentrating its investments in California municipal bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by concentrating its investments in New York municipal bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, a Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the

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actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Tax-Efficient Investing Risk is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Capital Securities Risk is the risk that the value of securities, which may be in the form of debt, equity or a hybrid thereof, issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements, may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. Subordinated and hybrid securities in particular are also subject to the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, and equity investments, any of which could result in losses to the Fund. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, the Fund will be more susceptible to these risks than a fund that does not invest in capital securities to the same extent as the Fund.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

Concentration in Banking Industries Risk is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount (including potentially zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence

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Notes to Financial Statements	(Cont.)

than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Oil-Related Risk is the risk that investments in or tied to the price of oil may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other things, national and international political changes, policies of Organization of the Petroleum Exporting Countries (“OPEC”) and other oil exporting countries, changes in relationships among OPEC and other oil exporting countries and oil importing countries, regulatory changes, taxation policies and the economies of key energy-consuming countries.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact

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of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective.

Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The Funds lend their securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO

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Notes to Financial Statements	(Cont.)

Government Money Market Fund or another cash sweep vehicle agreed by the Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay monthly management

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fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0.15%

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0.55%

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0.20%

PIMCO Active Bond Exchange-Traded Fund(1)	0.55%

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0.46%

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(2)	0.36%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0.35%

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0.35%

PIMCO Multisector Bond Active Exchange-Traded Fund(3)	0.65%

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund(4)	0.49%

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund(5)	0.84%

PIMCO Senior Loan Active Exchange-Traded Fund(6)	0.70%

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0.35%

PIMCO Ultra Short Government Active Exchange-Traded Fund	0.14%

PIMCO Commodity Strategy Active Exchange-Traded Fund(5)	0.79%

(1)

PIMCO has contractually agreed, through October 31, 2024, to waive or reduce its Management Fee in an amount equivalent to the Fund’s expenses or costs attributable to the SEC’s investigation and related settlement proceedings identified in Investment Advisers Act of 1940 Release No. 4577, dated December 1, 2016.

(2)	PIMCO has contractually agreed, through October 31, 2024, to waive or reduce its management fee by 0.12% of the average daily net assets attributable to the Fund.
(3)	PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its management fee by 0.10% of the average daily net assets attributable to the Fund.
(4)	PIMCO has contractually agreed, through October 31, 2024, to waive or reduce its management fee by 0.10% of the average daily net assets attributable to the Fund.
(5)	PIMCO has contractually agreed, through October 31, 2024, to waive or reduce its management fee by 0.15% of the average daily net assets attributable to the Fund.
(6)

PIMCO has contractually agreed, through October 31, 2025, to reduce its management fee by 0.10% of the average daily net assets attributable to the Fund. Prior to November 1, 2023, PIMCO contractually agreed to reduce its management fee by 0.20% of the average daily net assets attributable to the Fund.

(b) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended June 30, 2024, each Fund was permitted to compensate the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets (the “12b-1 Plan Fee”). However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan Fee at this time. The 12b-1 Plan Fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan Fee may cost an investor more than other types of sales charges.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds bear other expenses which are not covered under the Management Fee which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) organizational and offering expenses of the Trust and the Funds, and any other expenses, which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the prospectus.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2024 (October 31, 2025 for the PIMCO Multisector Bond Active Exchange-Traded Fund), to waive a portion of each Fund’s Management Fee or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2024, to waive or reduce its Management Fee for the PIMCO Commodity Strategy Active Exchange-Traded Fund.

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Notes to Financial Statements	(Cont.)

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2024, to waive or reduce its Management Fee for the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee for the PIMCO Multisector Bond Active Exchange-Traded Fund.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2024, to waive or reduce its Management Fee for the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2024, to waive or reduce its Management Fee for the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee for the PIMCO Senior Loan Active Exchange-Traded Fund.

Each waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the Management Fee and/or other expenses waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of June 30, 2024, were as follows (amounts in thousands†):

	Expiring within
Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$0	$10	$17	$27

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	210	203	199	612

PIMCO Multisector Bond Active Exchange-Traded Fund	0	71	361	437

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	103	56	111	270

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	0	126	134	260

PIMCO Senior Loan Active Exchange-Traded Fund	148	250	343	741

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	31	11	42

PIMCO Commodity Strategy Active Exchange-Traded Fund	0	105	339	444

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(e) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through October 31, 2024, for the PIMCO Active Bond Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees of other series of the Trust indirectly incurred by the Fund’s investments in other series of the Trust. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the of the then current term. The waiver amounts for the AFFE Fees and Expense are shown below.

Fund Name	Waived Amount

PIMCO Active Bond Exchange-Traded Fund	$287

PIMCO Multisector Active Exchange-Traded Fund	9

PIMCO Commodity Strategy Active Exchange-Traded Fund	21

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee at the annual rate of 0.69% of its average daily net assets. PIMCO has contractually agreed to waive the Fund’s management fee in an amount equal to the management fee paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. PIMCO may not seek reimbursement from the Fund with respect to the management fees

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waived. The waiver, if any, is reflected on the Consolidated Statements of Operations as a component of Waiver and/ or Reimbursement by

PIMCO. See Note 16, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended June 30, 2024, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO Active Bond Exchange-Traded Fund	$5,614	$28,757	$(7,233)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	82,529	31,698	(2,346)

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	1,247	70	(28)

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	401	437	(18)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a

Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$247,334	$286,181	$0	$0

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	147,908	158,278	0	0

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	27,628	51,460	0	0

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	138,214	141,997	0	0

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	35,606	45,359	575,506	517,558

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	72,205	9,303	185,296	218,947

PIMCO Active Bond Exchange-Traded Fund	16,316,291	15,210,506	1,040,852	422,764

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	1,566,282	1,697,230	257,365	155,196

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	7,452	9,689	86,502	49,295

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Notes to Financial Statements	(Cont.)

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$1,145,047	$1,148,458	$6,930,845	$3,022,921

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	57,927	0	770,740	340,234

PIMCO Multisector Bond Active Exchange - Traded Fund	2,413,688	1,920,169	1,004,147	102,913

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	3,590	0	125,120	39,609

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	1,895	3,008	90,809	52,306

PIMCO Senior Loan Active Exchange-Traded Fund	0	0	391,757	168,820

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	4,344	0	236,569	150,469

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	0	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	10,486	8,600	249,923	52,774

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of June 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	0	1	0%	15%

14. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that a Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the custodian of the Funds. These standard transaction fees are not payable to the Funds, and therefore, generally do not impact the Funds’ financial statements. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below. To the extent a variable transaction fee is not charged, certain costs may be borne by a Fund.

Standard Creation/ Redemption Transaction Fee*	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for Cash Redemptions**
$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the net asset value per Creation Unit purchased or redeemed, inclusive of the standard creation transaction fee (if imposed).

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15. INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands†):

Fund Name	Contributions	Redemptions

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$1,172,400	$582,266

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	136,069	491,516

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	371,154	276,357

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	18,149	47,319

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	414,037	301,887

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	430,847	49,885

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	4,376	26,976

PIMCO Ultra Short Government Active Exchange-Traded Fund	19,643	67,434

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions which were executed in kind while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

16. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, PIMCO Cayman Commodity Fund CMDT, Ltd., a Cayman Islands exempted company, was incorporated on January 19, 2023, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Commodity Strategy Active Exchange-Traded Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 16.2% of the Fund’s consolidated net assets.

17. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

18. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. As such, the Funds’ ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income

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Notes to Financial Statements	(Cont.)

from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

PIMCO Commodity Strategy Active Exchange-Traded Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Subsidiary and perhaps through commodity-linked notes. The Subsidiary will be treated as a controlled foreign corporation. As a result, a Fund with the Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s subpart F income, whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income and realized gains and mark-to-market gains will be subpart F income. PIMCO Commodity Strategy Active Exchange-Traded Fund’s recognition of its Subsidiary’s subpart F income will increase the Fund’s tax basis in its Subsidiary. Distributions by the Subsidiary to PIMCO Commodity Strategy Active Exchange-Traded Fund will be tax-free, to the extent of its previously undistributed subpart F income, and will correspondingly reduce PIMCO Commodity Strategy Active Exchange-Traded Fund’s tax basis in its Subsidiary. Subpart F income is generally treated by PIMCO Commodity Strategy Active Exchange-Traded Fund as ordinary income, regardless of the character of the Subsidiary’s underlying income or gains.

If a net loss is realized by Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to a Fund or if the Funds’ income from in the subsidiary is derived with respect to the Funds’ business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of PIMCO Commodity Strategy Active Exchange-Traded Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of a Fund’s commodity-linked investments, there would likely be a significant adverse impact on PIMCO Commodity Strategy Active Exchange-Traded Fund, including the possibility of failing to qualify as a regulated investment company.

If PIMCO Commodity Strategy Active Exchange-Traded Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of PIMCO Commodity Strategy Active Exchange-Traded Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by PIMCO Commodity Strategy Active Exchange-Traded Fund or result in the inability of PIMCO Commodity Strategy Active Exchange-Traded Fund to operate as described in the Fund’s Prospectus.

As of June 30, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$0	$14,177	$0	$(267,035)	$(1)	$(225,504)	$0	$0	$(478,363)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0	1,577	0	(26,102)	0	(40,888)	0	0	(65,413)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0	3,557	0	(289,006)	(1)	(59,768)	0	0	(345,218)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0	501	0	(3,707)	(1)	(31,712)	0	0	(34,919)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0	7,730	0	(28,026)	(9)	(238,598)	0	0	(258,903)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	4,305	0	(46,708)	(6)	(37,359)	0	0	(79,768)

PIMCO Active Bond Exchange-Traded Fund	0	3,732	0	(66,087)	(18)	(601,478)	0	0	(663,851)

174	PIMCO ETF TRUST

June 30, 2024

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$0	$0	$0	$(6,921)	$(7)	$(80,370)	$0	$0	$(87,298)

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	0	757	0	(1,038)	0	(2,743)	0	0	(3,024)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	49,124	0	(26,364)	(2)	(233,236)	0	0	(210,478)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	4,388	0	0	19,485	(2)	(42,321)	0	0	(18,450)

PIMCO Multisector Bond Active Exchange-Traded Fund	0	6,016	0	3,827	0	0	0	0	9,843

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	588	0	0	2,972	0	(5,299)	0	0	(1,739)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	0	660	0	2,680	0	(1,678)	0	0	1,662

PIMCO Senior Loan Active Exchange-Traded Fund	0	5,249	0	3,042	0	(1,464)	0	0	6,827

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	1,468	0	0	(808)	(3)	(13,755)	0	0	(13,098)

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	1,488	0	19	0	0	0	0	1,507

PIMCO Commodity Strategy Active Exchange-Traded Fund	0	17,552	0	(242)	0	0	(1,295)	0	16,015

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, controlled foreign corporation (CFC) transactions, and short positions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly due to organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2023 through June 30, 2024 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2023 through June 30, 2024 and Ordinary losses realized during the period January 1, 2024 through June 30, 2024 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$43,769	$181,735

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	9,877	31,011

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	19,518	40,250

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	22,929	8,783

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	48,328	190,270

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	13,070	24,289

PIMCO Active Bond Exchange-Traded Fund	391,856	209,622

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	55,048	25,322

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	1,302	1,441

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	74,209	159,027

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	25,355	16,966

PIMCO Multisector Bond Active Exchange-Traded Fund	0	0

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	5,207	92

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	175

Notes to Financial Statements	(Cont.)

	Short-Term	Long-Term

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	1,394	284

PIMCO Senior Loan Active Exchange-Traded Fund	980	484

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	5,694	8,061

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$1,655,565	$1,095	$(268,131)	$(267,036)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	516,689	328	(26,430)	(26,102)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	992,861	0	(289,007)	(289,007)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	102,059	90	(3,797)	(3,707)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1,300,504	18,957	(46,981)	(28,024)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	1,220,701	4,355	(51,063)	(46,708)

PIMCO Active Bond Exchange-Traded Fund	4,861,982	69,112	(135,099)	(65,987)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	894,041	3,782	(10,828)	(7,046)

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	188,626	255	(1,292)	(1,037)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	12,192,327	17,563	(43,926)	(26,363)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	1,500,107	28,883	(9,397)	19,486

PIMCO Multisector Bond Active Exchange-Traded Fund	1,387,049	8,790	(4,955)	3,835

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	158,218	4,134	(1,163)	2,971

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	112,685	3,549	(869)	2,680

PIMCO Senior Loan Active Exchange-Traded Fund	480,507	3,816	(774)	3,042

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	605,877	3,003	(3,811)	(808)

PIMCO Ultra Short Government Active Exchange-Traded Fund	399,996	19	0	19

PIMCO Commodity Strategy Active Exchange-Traded Fund	319,044	7,570	(7,814)	(244)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, controlled foreign corporation (CFC) transactions, and short positions.

For the fiscal years ended June 30, 2024 and June 30, 2023, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2024				June 30, 2023

	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$0	$41,421	$0	$0	$0	$17,750	$0	$0

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0	13,367	0	0	0	43,653	0	0

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0	30,656	0	0	0	33,083	0	0

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0	5,707	0	0	0	11,385	0	0

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0	84,984	0	0	0	74,597	0	0

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	43,066	0	0	0	26,827	0	0

PIMCO Active Bond Exchange-Traded Fund	0	176,461	0	0	0	118,150	0	0

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0	42,143	0	2,039	0	39,335	0	0

176	PIMCO ETF TRUST

June 30, 2024

	June 30, 2024				June 30, 2023

	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$0	$8,508	$0	$0	$0	$6,454	$0	$0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	549,101	0	0	0	312,603	0	0

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	35,326	6,295	0	0	21,270	3,171	0	0

PIMCO Multisector Bond Active Exchange-Traded Fund	0	18,406	0	0	0	0	0	0

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	3,467	775	0	0	1,616	327	0	0

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	0	5,098	0	0	0	928	0	0

PIMCO Senior Loan Active Exchange-Traded Fund	0	21,266	0	0	0	8,533	0	0

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	14,269	2,420	0	0	9,832	1,820	0	0

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	6,945	0	0	0	0	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	0	7,460	139	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	177

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO ETF Trust and Shareholders of PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund, PIMCO Active Bond Exchange-Traded Fund, PIMCO Enhanced Low Duration Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund, PIMCO Ultra Short Government Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting PIMCO ETF Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2024, the results of each of their operations and the changes in each of their net assets, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund(1)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund(1)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund(1)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund(1)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund(1)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund(1)

PIMCO Active Bond Exchange-Traded Fund(1)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund(1)

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(1)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund(1)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund(1)

PIMCO Multisector Bond Active Exchange-Traded Fund(2)

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund(1)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund(3)

PIMCO Senior Loan Active Exchange-Traded Fund(1)

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund(1)

PIMCO Ultra Short Government Active Exchange-Traded Fund(2)

PIMCO Commodity Strategy Active Exchange-Traded Fund(4)*

(1)	Statement of operations for the year ended June 30, 2024 and statement of changes in net assets for the years ended June 30, 2024 and 2023
(2)	Statement of operations for the year ended June 30, 2024, and statement of changes in net assets for the year ended June 30, 2024 and the period June 21, 2023 (inception date) through June 30, 2023
(3)	Statement of operations for the year ended June 30, 2024, and statement of changes in net assets for the year ended June 30, 2024 and the period January 18, 2023 (inception date) through June 30, 2023
(4)	Statement of operations for the year ended June 30, 2024, and statement of changes in net assets for the year ended June 30, 2024 and the period May 9, 2023 (inception date) through June 30, 2023
*	The financial statements for PIMCO Commodity Strategy Active Exchange-Traded Fund are presented on a consolidated basis

178	PIMCO ETF TRUST

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 27, 2024

We have served as the auditor of one or more investment companies in PIMCO ETF Trust since 2009.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	179

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC

BMO	BMO Capital Markets Corporation	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	UBS	UBS Securities LLC

CBK	Citibank N.A.	MBC	HSBC Bank Plc

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar

CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar

DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BRENT	Brent Crude	JMABNIC5	J.P. Morgan Custom Commodity Index	SOFRINDX	Secured Overnight Financing Rate Index

CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR03M	3 Month USD-LIBOR	SOFR30A	Secured Overnight Financing Rate 30-Day Average

CDX.HY	Credit Derivatives Index - High Yield	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	PIMCODB	PIMCO Custom Commodity Basket	US0003M	ICE 3-Month USD LIBOR

JMABNIC	J.P. Morgan Nic Custom Index	SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund

BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust

BABs	Build America Bonds	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	oz.	Ounce	TBD%	Interest rate to be determined when loan settles or at the time of funding

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	PIK	Payment-in-Kind	WTI	West Texas Intermediate

CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate

180	PIMCO ETF TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2024 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0.00%	0.00%	$41,421	$0	$30,745

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.00%	0.00%	13,367	0	13,528

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0.00%	0.00%	30,656	0	23,939

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0.00%	0.00%	5,707	0	5,354

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0.00%	0.00%	84,134	0	64,163

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0.00%	0.00%	41,344	0	29,364

PIMCO Active Bond Exchange-Traded Fund	0.00%	1.04%	172,932	0	125,148

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0.00%	0.00%	37,929	0	40,676

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	0.00%	0.00%	6,806	0	6,217

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0.00%	0.00%	494,191	0	392,996

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0.00%	0.00%	41,621	0	1,599

PIMCO Multisector Bond Active Exchange-Traded Fund	0.00%	0.00%	18,406	0	2,730

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	0.00%	0.00%	4,242	0	254

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	31.66%	53.35%	1,886	0	3,360

PIMCO Senior Loan Active Exchange-Traded Fund	0.00%	0.00%	21,053	0	13,239

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0.00%	0.00%	16,689	0	1,118

PIMCO Ultra Short Government Active Exchange-Traded Fund	0.00%	0.00%	6,945	0	868

PIMCO Commodity Strategy Active Exchange-Traded Fund	0.00%	0.00%	7,276	104	4,240

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate fund shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the funds as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0%

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	181

Federal Income Tax Information	(Cont.)	(Unaudited)

199A Dividends

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0%

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0%

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0%

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0%

PIMCO Active Bond Exchange-Traded Fund	0%

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0%

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	0%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0%

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0%

PIMCO Multisector Bond Active Exchange-Traded Fund	0%

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	0%

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	0%

PIMCO Senior Loan Active Exchange-Traded Fund	0%

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0%

PIMCO Ultra Short Government Active Exchange-Traded Fund	0%

PIMCO Commodity Strategy Active Exchange-Traded Fund	0%

182	PIMCO ETF TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Multisector Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2024	$0.0000	$0.0000	$0.0000	$0.0000

February 2024	$0.1096	$0.0000	$0.0004	$0.1100

March 2024	$0.1170	$0.0000	$0.0000	$0.1170

April 2024	$0.1164	$0.0000	$0.0006	$0.1170

May 2024	$0.1180	$0.0000	$0.0000	$0.1180

June 2024	$0.1350	$0.0000	$0.0000	$0.1350

PIMCO Ultra Short Government Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2024	$0.0000	$0.0000	$0.0000	$0.0000

February 2024	$0.4060	$0.0000	$0.0000	$0.4060

March 2024	$0.3970	$0.0000	$0.0000	$0.3970

April 2024	$0.4312	$0.0000	$0.0028	$0.4340

May 2024	$0.4524	$0.0000	$0.0036	$0.4560

June 2024	$0.4283	$0.0000	$0.0017	$0.4300

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a funds net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	183

General Information

Investment Manager

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co

State Street Financial Center

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO ETF Trust.

ETF3001FSAR_063024

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)  Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)  Not applicable.

(a)(3)  Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)  Not applicable for open-end investment companies.

(a)(5)  There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)   Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: September 4, 2024

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: September 4, 2024